UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03623

Exact name of registrant as specified in charter:	The Prudential Series Fund

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	12/31/2012

Date of reporting period:	3/31/2012

Item 1.	Schedule of Investments

Conservative Balanced Portfolio

Schedule of Investments

as of March 31, 2012 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 90.4%
COMMON STOCKS — 54.1%
Aerospace & Defense — 1.4%
Boeing Co. (The)	71,200	$ 5,295,144
Elbit Systems Ltd. (Israel)	128	4,966
European Aeronautic Defense and Space Co. NV (Netherlands)	3,474	142,265
General Dynamics Corp.	34,100	2,502,258
Goodrich Corp.	11,700	1,467,648
Honeywell International, Inc.	74,112	4,524,538
L-3 Communications Holdings, Inc.	10,800	764,316
Lockheed Martin Corp.(a)	25,400	2,282,444
Northrop Grumman Corp.	25,062	1,530,787
Precision Castparts Corp.	13,800	2,386,020
Raytheon Co.	33,100	1,747,018
Rockwell Collins, Inc.	14,000	805,840
Safran SA (France)	1,797	66,040
Textron, Inc.	28,200	784,806
United Technologies Corp.	86,800	7,199,192

		31,503,282

Air Freight & Logistics — 0.5%
C.H. Robinson Worldwide, Inc.	16,600	1,087,134
Deutsche Post AG (Germany)	8,206	157,982
Expeditors International of Washington, Inc.	21,700	1,009,267
FedEx Corp.	30,400	2,795,584
United Parcel Service, Inc. (Class B Stock)	92,400	7,458,528

		12,508,495

Airlines
All Nippon Airways Co. Ltd. (Japan)	33,000	99,674
Southwest Airlines Co.	67,800	558,672

		658,346

Auto Components — 0.2%
BorgWarner, Inc.*(a)	10,200	860,268
CIE Generale des Etablissements Michelin (France) (Class B Stock)	664	49,442
Continental AG (Germany)*	572	53,989
Goodyear Tire & Rubber Co. (The)*	28,000	314,160
Johnson Controls, Inc.	69,300	2,250,864
Pirelli & C SpA (Italy)	1,537	18,285

		3,547,008

Automobiles — 0.3%
Bayerische Motoren Werke AG (Germany)	689	61,963
Daihatsu Motor Co. Ltd. (Japan)	1,000	18,316
Daimler AG (Germany)	1,205	72,658
Fiat SpA (Italy)	16,394	96,380
Ford Motor Co.(a)	363,885	4,544,924
Fuji Heavy Industries Ltd. (Japan)	4,000	32,137
Harley-Davidson, Inc.(a)	22,300	1,094,484
Honda Motor Co. Ltd. (Japan)	500	18,998
Isuzu Motors Ltd. (Japan)	9,000	52,737
Nissan Motor Co. Ltd. (Japan)	14,700	156,466
Suzuki Motor Corp. (Japan)	5,000	119,427
Toyota Motor Corp. (Japan)	2,600	112,142
Volkswagen AG (Germany)	68	10,965

		6,391,597

Beverages — 1.3%
Anheuser-Busch InBev NV (Belgium)	3,767	275,219
Beam, Inc.	14,000	819,980
Brown-Forman Corp. (Class B Stock)	9,100	758,849
Carlsberg A/S (Denmark) (Class B Stock)	55	4,544
Coca-Cola Co. (The)	217,500	16,097,175
Coca-Cola Enterprises, Inc.	28,400	812,240
Constellation Brands, Inc. (Class A Stock)*	17,200	405,748
Diageo PLC (United Kingdom)	6,018	144,626
Dr Pepper Snapple Group, Inc.	19,900	800,179

Heineken Holding NV (Netherlands)	1,836	85,949
Heineken NV (Netherlands)	1,338	74,369
Molson Coors Brewing Co. (Class B Stock)	16,300	737,575
PepsiCo, Inc.	149,707	9,933,059
Pernod-Ricard SA (France)	992	103,726
SABMiller PLC (United Kingdom)	399	16,016

		31,069,254

Biotechnology — 0.7%
Amgen, Inc.	75,987	5,166,356
Biogen Idec, Inc.*	23,290	2,933,841
Celgene Corp.*	44,400	3,441,888
Gilead Sciences, Inc.*	71,900	3,512,315

		15,054,400

Building Products
ASSA ABLOY AB (Sweden) (Class B Stock)	3,390	106,479
Geberit AG (Switzerland)	182	38,085
Masco Corp.(a)	33,500	447,895

		592,459

Capital Markets — 1.1%
Ameriprise Financial, Inc.	21,620	1,235,151
Bank of New York Mellon Corp. (The)	116,158	2,802,893
BlackRock, Inc. (Class A Stock)	9,500	1,946,550
Charles Schwab Corp. (The)(a)	104,550	1,502,383
Credit Suisse Group AG (Switzerland)	219	6,242
Deutsche Bank AG (Germany)	2,363	117,569
E*Trade Financial Corp.*	25,520	279,444
Federated Investors, Inc. (Class B Stock)(a)	10,800	242,028
Franklin Resources, Inc.	13,600	1,686,808
GAM Holding AG (Switzerland)	721	10,503
Goldman Sachs Group, Inc. (The)	48,100	5,982,197
Invesco Ltd.	44,700	1,192,149
Julius Baer Group Ltd. (Switzerland)	408	16,470
Legg Mason, Inc.	10,200	284,886
Morgan Stanley	144,080	2,829,731
Northern Trust Corp.	24,700	1,172,015
Ratos AB (Sweden) (Class B Stock)	4,029	55,936
State Street Corp.	47,100	2,143,050
T. Rowe Price Group, Inc.	26,000	1,697,800
UBS AG (Switzerland)	6,651	93,204

		25,297,009

Chemicals — 1.3%
Air Products & Chemicals, Inc.	20,100	1,845,180
Airgas, Inc.	6,700	596,099
Arkema SA (France)	1,166	108,655
Asahi Kasei Corp. (Japan)	14,000	86,432
BASF SE (Germany)	3,137	274,418
CF Industries Holdings, Inc.	6,300	1,150,695
Dow Chemical Co. (The)	113,131	3,918,858
E.I. du Pont de Nemours & Co.	88,520	4,682,708
Eastman Chemical Co.	13,800	713,322
Ecolab, Inc.(a)	29,800	1,839,256
FMC Corp.	6,900	730,434
Incitec Pivot Ltd. (Australia)	7,432	24,250
International Flavors & Fragrances, Inc.	8,200	480,520
Israel Chemicals Ltd. (Israel)	5,458	62,096
K+S AG (Germany)	658	34,423
Koninklijke DSM NV (Netherlands)	754	43,629
Lanxess AG (Germany)	1,348	111,430
Monsanto Co.	51,294	4,091,209
Mosaic Co. (The)	28,200	1,559,178
PPG Industries, Inc.	14,800	1,417,840
Praxair, Inc.	28,700	3,290,168
Sherwin-Williams Co. (The)	8,600	934,562
Sigma-Aldrich Corp.	12,400	905,944
Syngenta AG (Switzerland)	200	69,148
Wacker Chemie AG (Germany)(a)	323	28,479
Yara International ASA (Norway)	1,989	94,862

		29,093,795

Commercial Banks — 1.7%
Aozora Bank Ltd. (Japan)	22,000	63,526
Australia & New Zealand Banking Group Ltd. (Australia)	11,767	283,513
Banco Santander SA (Spain)	14,639	112,654
Bank Leumi Le-Israel BM (Israel)	22,236	70,020
Barclays PLC (United Kingdom)	62,926	236,778
BB&T Corp.(a)	66,700	2,093,713
BNP Paribas SA (France)	2,555	121,226
Comerica, Inc.	19,400	627,784
Commonwealth Bank of Australia (Australia)	4,245	220,299
DBS Group Holdings Ltd. (Singapore)	2,000	22,561
DnB ASA (Norway)	3,264	41,955
Fifth Third Bancorp	90,321	1,269,010
First Horizon National Corp.(a)	28,587	296,733
HSBC Holdings PLC (United Kingdom)	21,704	192,600
Huntington Bancshares, Inc.	78,236	504,622
Intesa Sanpaolo SpA (Italy)	37,231	57,451
KeyCorp	89,100	757,350
M&T Bank Corp.	12,800	1,112,064
Mitsubishi UFJ Financial Group, Inc. (Japan)	56,300	280,242
Mizuho Financial Group, Inc. (Japan)	52,900	86,281
National Australia Bank Ltd. (Australia)	7,724	196,822
PNC Financial Services Group, Inc.	50,333	3,245,975
Raiffeisen Bank International AG (Austria)(a)	1,096	38,736
Regions Financial Corp.	129,603	854,084
Resona Holdings, Inc. (Japan)	35,300	162,490
Skandinaviska Enskilda Banken AB (Sweden) (Class A Stock)	10,974	77,962
Standard Chartered PLC (United Kingdom)	1,429	35,656
Sumitomo Mitsui Financial Group, Inc. (Japan)	7,600	250,028
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	29,000	92,497
SunTrust Banks, Inc.	55,200	1,334,184
Svenska Handelsbanken AB (Sweden) (Class A Stock)	1,740	55,468
Swedbank AB (Sweden) (Class A Stock)	5,864	91,118
U.S. Bancorp	186,785	5,917,349
Wells Fargo & Co.	514,964	17,580,871
Westpac Banking Corp. (Australia)	4,530	102,717
Zions Bancorporation(a)	15,550	333,703

		38,820,042

Commercial Services & Supplies — 0.2%
Avery Dennison Corp.(a)	10,200	307,326
Cintas Corp.(a)	8,900	348,168
Iron Mountain, Inc.(a)	19,900	573,120
Pitney Bowes, Inc.(a)	20,700	363,906
Republic Services, Inc. (Class A Stock)	28,565	872,947
RR Donnelley & Sons Co.(a)	19,200	237,888
Stericycle, Inc.*(a)	8,200	685,848
Waste Management, Inc.(a)	44,042	1,539,708

		4,928,911

Communications Equipment — 1.2%
Cisco Systems, Inc.	524,800	11,099,520
F5 Networks, Inc.*	8,200	1,106,672
Harris Corp.(a)	12,400	558,992
JDS Uniphase Corp.*(a)	21,475	311,173
Juniper Networks, Inc.*	48,100	1,100,528
Motorola Mobility Holdings, Inc.*	25,278	991,908
Motorola Solutions, Inc.	27,889	1,417,598
QUALCOMM, Inc.	165,000	11,223,300

		27,809,691

Computers & Peripherals — 3.1%
Apple, Inc.*	90,400	54,192,088
Dell, Inc.*	153,200	2,543,120
EMC Corp.*	195,350	5,837,058
Hewlett-Packard Co.	190,248	4,533,610
Lexmark International, Inc. (Class A Stock)(a)	8,733	290,285

NetApp, Inc.*(a)	34,000	1,522,180
SanDisk Corp.*(a)	22,100	1,095,939
Toshiba Corp. (Japan)	3,000	13,193
Western Digital Corp.*	22,400	927,136

		70,954,609

Construction & Engineering — 0.1%
ACS Actividades de Construccion y Servicios SA (Spain)	1,534	39,261
Balfour Beatty PLC (United Kingdom)	18,292	83,531
Bouygues SA (France)	134	4,098
Eiffage SA (France)	1,044	40,393
Ferrovial SA (Spain)	2,553	29,344
Fluor Corp.	15,700	942,628
Jacobs Engineering Group, Inc.*	12,700	563,499
Koninklijke Boskalis Westminster NV (Netherlands)	1,359	51,049
Leighton Holdings, Ltd. (Australia)	710	15,680
Quanta Services, Inc.*	22,000	459,800
Skanska AB (Sweden) (Class B Stock)	4,233	73,389
Taisei Corp. (Japan)	3,000	7,829
Vinci SA (France)	583	30,402

		2,340,903

Construction Materials
Imerys SA (France)	303	18,424
Vulcan Materials Co.	13,400	572,582

		591,006

Consumer Finance — 0.5%
American Express Co.	98,800	5,716,568
Capital One Financial Corp.	52,861	2,946,472
Discover Financial Services	51,940	1,731,680
SLM Corp.	54,700	862,072

		11,256,792

Containers & Packaging — 0.1%
Amcor Ltd. (Australia)	322	2,481
Ball Corp.	16,200	694,656
Bemis Co., Inc.	11,300	364,877
Owens-Illinois, Inc.*	13,500	315,090
Rexam PLC (United Kingdom)	2,210	15,133
Sealed Air Corp.	17,100	330,201

		1,722,438

Distributors
Genuine Parts Co.	16,100	1,010,275
Jardine Cycle & Carriage Ltd. (Singapore)	2,000	76,831

		1,087,106

Diversified Consumer Services — 0.1%
Apollo Group, Inc. (Class A Stock)*	12,700	490,728
Benesse Holdings, Inc. (Japan)	1,400	69,772
DeVry, Inc.	6,300	213,381
H&R Block, Inc.	27,100	446,337

		1,220,218

Diversified Financial Services — 1.8%
Bank of America Corp.	1,037,721	9,930,990
Citigroup, Inc.	282,985	10,343,102
CME Group, Inc. (Class A Stock)	6,340	1,834,352
Deutsche Boerse AG (Germany)	407	27,402
Exor SpA (Italy)	1,733	43,753
ING Groep NV CVA (Netherlands)*	387	3,224
IntercontinentalExchange, Inc.*	7,500	1,030,650
Investor AB (Sweden) (Class B Stock)	370	8,204
JPMorgan Chase & Co.	369,045	16,968,689
Leucadia National Corp.	19,700	514,170
Moody’s Corp.(a)	20,200	850,420
NASDAQ OMX Group, Inc. (The)*(a)	11,600	300,440
NYSE Euronext	24,400	732,244
ORIX Corp. (Japan)	690	65,857
Pohjola Bank PLC (Finland) (Class A Stock)	1,983	21,965

		42,675,462

Diversified Telecommunication Services — 1.4%
AT&T, Inc.	569,568	17,787,609
BT Group PLC (United Kingdom)	54,676	197,995

CenturyLink, Inc.	59,136	2,285,606
France Telecom SA (France)	6,158	91,205
Frontier Communications Corp.(a)	101,590	423,630
Nippon Telegraph & Telephone Corp. (Japan)	4,300	195,077
Telecom Corp. of New Zealand Ltd. (New Zealand)	49,463	98,213
Telecom Italia SpA (Italy)	9,469	11,259
Telecom Italia SpA (Italy)(Risparmio Shares)	50,437	49,577
Telefonica SA (Spain)	8,390	137,467
Verizon Communications, Inc.(a)	274,076	10,477,925
Vivendi SA (France)	2,870	52,670
Windstream Corp.	57,357	671,650

		32,479,883

Electric Utilities — 1.0%
American Electric Power Co., Inc.	49,160	1,896,593
Cheung Kong Infrastructure Holdings Ltd. (Hong Kong)	4,000	24,338
Duke Energy Corp.(a)	127,624	2,681,380
Edison International	30,300	1,288,053
Enel SpA (Italy)	51,729	187,105
Energias de Portugal SA (Portugal)	17,537	51,012
Entergy Corp.	16,600	1,115,520
Exelon Corp.	81,413	3,192,204
FirstEnergy Corp.	40,006	1,823,874
Iberdrola SA (Spain)	21,041	119,462
NextEra Energy, Inc.	40,500	2,473,740
Northeast Utilities	18,200	675,584
Pepco Holdings, Inc.(a)	20,000	377,800
Pinnacle West Capital Corp.	10,500	502,950
PPL Corp.	55,000	1,554,300
Progress Energy, Inc.	27,583	1,464,933
Red Electrica Corp. SA (Spain)	2,788	136,427
Scottish & Southern Energy PLC (United Kingdom)	3,994	84,901
Southern Co.	82,500	3,706,725

		23,356,901

Electrical Equipment — 0.3%
Cooper Industries PLC (Ireland)	15,300	978,435
Emerson Electric Co.	70,500	3,678,690
Mitsubishi Electric Corp. (Japan)	1,000	8,844
Nidec Corp. (Japan)	300	27,329
Rockwell Automation, Inc.	13,600	1,083,920
Roper Industries, Inc.	9,900	981,684
Schneider Electric SA (France)	1,867	121,986

		6,880,888

Electronic Equipment, Instruments & Components — 0.3%
Amphenol Corp. (Class A Stock)	15,900	950,343
Corning, Inc.	150,500	2,119,040
FLIR Systems, Inc.	15,600	394,836
Foxconn International Holdings Ltd. (Cayman Islands)*	52,000	37,030
Hitachi Ltd. (Japan)	7,000	44,908
Hexagon AB (Sweden) (Class B Stock)	1,659	32,198
Jabil Circuit, Inc.(a)	20,000	502,400
Molex, Inc.	13,000	365,560
TE Connectivity Ltd.	39,900	1,466,325

		5,912,640

Energy Equipment & Services — 1.0%
Baker Hughes, Inc.	41,698	1,748,814
Cameron International Corp.*	22,500	1,188,675
Diamond Offshore Drilling, Inc.	6,000	400,500
FMC Technologies, Inc.*	21,800	1,099,156
Halliburton Co.	91,100	3,023,609
Helmerich & Payne, Inc.(a)	10,700	577,265
Nabors Industries Ltd.*	27,700	484,473
National Oilwell Varco, Inc.	40,600	3,226,482
Noble Corp.	25,700	962,979
Petrofac Ltd. (United Kingdom)	2,686	74,754
Rowan Cos., Inc.*	13,200	434,676

Schlumberger Ltd.	128,518	8,987,264
Seadrill Ltd. (Norway)	2,188	81,991
Technip SA (France)	973	114,626
Transocean Ltd. (Switzerland)	816	44,520

		22,449,784

Food & Staples Retailing — 1.2%
Aeon Co. Ltd. (Japan)	9,000	118,304
Costco Wholesale Corp.	41,500	3,768,200
CVS Caremark Corp.	124,648	5,584,230
J Sainsbury PLC (United Kingdom)	3,753	18,687
Kesko OYJ (Finland) (Class B Stock)	1,195	38,777
Koninklijke Ahold NV (Netherlands)	11,823	163,834
Kroger Co. (The)	61,946	1,500,951
Safeway, Inc.(a)	25,700	519,397
Seven & I Holdings Co. Ltd. (Japan)	3,100	92,060
SUPERVALU, Inc.(a)	21,410	122,251
Sysco Corp.	58,600	1,749,796
Tesco PLC (United Kingdom)	13,265	70,017
Walgreen Co.	85,200	2,853,348
Wal-Mart Stores, Inc.	167,300	10,238,760
Whole Foods Market, Inc.	16,300	1,356,160
WM Morrison Supermarkets PLC (United Kingdom)	30,201	143,952
Woolworths Ltd. (Australia)	2,982	80,250

		28,418,974

Food Products — 1.0%
Archer-Daniels-Midland Co.	63,926	2,023,897
Aryzta AG (Switzerland)	1,688	83,400
Associated British Foods PLC (United Kingdom)	4,274	83,402
Campbell Soup Co.(a)	18,600	629,610
ConAgra Foods, Inc.	38,600	1,013,636
Danone (France)	472	32,923
Dean Foods Co.*	20,800	251,888
General Mills, Inc.	61,600	2,430,120
Golden Agri-Resources Ltd. (Singapore)	96,000	59,950
H.J. Heinz Co.	30,400	1,627,920
Hershey Co. (The)	15,700	962,881
Hormel Foods Corp.	14,600	430,992
J.M. Smucker Co. (The)	10,600	862,416
Kellogg Co.	23,100	1,238,853
Kraft Foods, Inc. (Class A Stock)	169,153	6,429,505
Lindt & Spruengli AG (Switzerland)	1	37,216
McCormick & Co., Inc.(a)	12,800	696,704
Mead Johnson Nutrition Co.	19,167	1,580,894
Nestle SA (Switzerland)	6,246	393,013
Sara Lee Corp.	59,700	1,285,341
Suedzucker AG (Germany)	191	6,082
Tate & Lyle PLC (United Kingdom)	1,276	14,389
Tyson Foods, Inc. (Class A Stock)	30,600	585,990
Unilever NV CVA (Netherlands)	2,164	73,640
Unilever PLC (United Kingdom)	1,989	65,664

		22,900,326

Gas Utilities — 0.1%
AGL Resources, Inc.	9,339	366,276
Enagas (Spain)	3,866	74,403
Gas Natural SDG SA (Spain)	3,581	57,216
Hong Kong & China Gas Co. Ltd. (Hong Kong)	37,000	94,816
ONEOK, Inc.	9,300	759,438

		1,352,149

Healthcare Equipment & Supplies — 0.9%
Baxter International, Inc.	54,000	3,228,120
Becton Dickinson and Co.	20,600	1,599,590
Boston Scientific Corp.*	135,267	808,897
C.R. Bard, Inc.	7,700	760,144
CareFusion Corp.*	20,175	523,138
Coloplast A/S (Denmark) (Class B Stock)	833	144,220
Covidien PLC	46,200	2,526,216
DENTSPLY International, Inc.	14,400	577,872
Edwards Lifesciences Corp.*	11,700	850,941

Getinge AB (Sweden) (Class B Stock)	589	16,773
Intuitive Surgical, Inc.*	3,700	2,004,475
Medtronic, Inc.	101,100	3,962,109
St. Jude Medical, Inc.	30,500	1,351,455
Stryker Corp.	31,100	1,725,428
Varian Medical Systems, Inc.*(a)	12,000	827,520
Zimmer Holdings, Inc.	17,200	1,105,616

		22,012,514

Healthcare Providers & Services — 1.1%
Aetna, Inc.	34,700	1,740,552
AmerisourceBergen Corp. (Class A Stock)	24,500	972,160
Cardinal Health, Inc.	32,550	1,403,230
CIGNA Corp.	26,400	1,300,200
Coventry Health Care, Inc.	13,050	464,189
DaVita, Inc.*	9,400	847,598
Express Scripts, Inc.*(a)	46,600	2,524,788
Fresenius Se & Co. KGaA (Germany)	182	18,664
Humana, Inc.	17,200	1,590,656
Laboratory Corp. of America Holdings*(a)	9,600	878,784
McKesson Corp.(a)	23,530	2,065,228
Medco Health Solutions, Inc.*	37,098	2,607,989
Patterson Cos., Inc.	9,000	300,600
Quest Diagnostics, Inc.	16,300	996,745
Ramsay Health Care Ltd. (Australia)	1,987	40,239
Tenet Healthcare Corp.*	44,600	236,826
UnitedHealth Group, Inc.	102,100	6,017,774
WellPoint, Inc.	33,300	2,457,540

		26,463,762

Healthcare Technology
Cerner Corp.*	14,800	1,127,168

Hotels, Restaurants & Leisure — 1.1%
Carnival Corp.(a)	45,600	1,462,848
Chipotle Mexican Grill, Inc.*(a)	3,150	1,316,700
Darden Restaurants, Inc.(a)	13,150	672,754
Galaxy Entertainment Group Ltd. (Hong Kong)*	5,000	13,811
International Game Technology	28,200	473,478
Marriott International, Inc. (Class A Stock)	25,628	970,020
McDonald’s Corp.	98,000	9,613,800
McDonald’s Holdings Co. Japan Ltd. (Japan)	300	7,959
Sands China Ltd. (Hong Kong)	53,200	207,921
SJM Holdings Ltd. (Hong Kong)	5,000	10,173
Starbucks Corp.	71,400	3,990,546
Starwood Hotels & Resorts Worldwide, Inc.(a)	17,600	992,816
TABCORP Holdings Ltd. (Australia)	20,217	56,962
Wyndham Worldwide Corp.	14,620	679,976
Wynn Macau Ltd. (Macau)	24,400	71,325
Wynn Resorts Ltd.	7,100	886,648
Yum! Brands, Inc.	44,100	3,139,038

		24,566,775

Household Durables — 0.1%
D.R. Horton, Inc.(a)	28,700	435,379
Harman International Industries, Inc.	6,400	299,584
Leggett & Platt, Inc.(a)	11,700	269,217
Lennar Corp. (Class A Stock)(a)	17,200	467,496
Newell Rubbermaid, Inc.	27,314	486,462
Pulte Group, Inc.*(a)	33,522	296,670
Sekisui Chemical Co. Ltd. (Japan)	1,000	8,675
Sony Corp. (Japan)	1,700	34,998
Whirlpool Corp.	7,326	563,076

		2,861,557

Household Products — 1.1%
Clorox Co. (The)	13,600	935,000
Colgate-Palmolive Co.	46,300	4,527,214
Henkel AG & Co. KGaA (Germany)	572	35,703
Kimberly-Clark Corp.	37,700	2,785,653
Procter & Gamble Co. (The)	264,325	17,765,283
Reckitt Benckiser Group PLC (United Kingdom)	1,735	98,045

		26,146,898

Independent Power Producers & Energy Traders — 0.1%
AES Corp. (The)*	65,000	849,550
NRG Energy, Inc.*	23,200	363,544

		1,213,094

Industrial Conglomerates — 1.4%
3M Co.	67,100	5,985,991
Danaher Corp.	54,300	3,040,800
General Electric Co.	1,017,900	20,429,253
Keppel Corp. Ltd. (Singapore)	9,000	78,684
Siemens AG (Germany)	1,786	180,056
Tyco International Ltd.	44,200	2,483,156

		32,197,940

Insurance — 1.8%
ACE Ltd.	32,300	2,364,360
Admiral Group PLC (United Kingdom)	2,394	45,452
Aflac, Inc.	44,700	2,055,753
Allianz SE (Germany)	71	8,472
Allstate Corp. (The)	48,400	1,593,328
American International Group, Inc.*	52,839	1,629,026
Aon Corp.	31,000	1,520,860
Assurant, Inc.	8,400	340,200
Aviva PLC (United Kingdom)	21,862	115,919
AXA SA (France)	6,996	115,980
Berkshire Hathaway, Inc. (Class B Stock)*	170,300	13,819,845
Chubb Corp.	26,600	1,838,326
Cincinnati Financial Corp.	15,537	536,182
Genworth Financial, Inc. (Class A Stock)*	47,000	391,040
Gjensidige Forsikring ASA (Norway)	340	4,015
Hannover Rueckversicherung AG (Germany)	864	51,324
Hartford Financial Services Group, Inc. (The)	42,700	900,116
Insurance Australia Group Ltd. (Australia)	19,277	67,892
Legal & General Group PLC (United Kingdom)	56,773	118,686
Lincoln National Corp.	28,918	762,279
Loews Corp.	29,275	1,167,194
Mapfre SA (Spain)	4,505	14,504
Marsh & McLennan Cos., Inc.	51,500	1,688,685
MetLife, Inc.	101,300	3,783,555
Muenchener Rueckversicherungs AG (Germany)	107	16,133
Old Mutual PLC (United Kingdom)	66,028	167,499
Principal Financial Group, Inc.	29,200	861,692
Progressive Corp. (The)	59,100	1,369,938
Resolution Ltd. (United Kingdom)	32,247	134,775
SCOR SE (France)	1,109	29,966
Swiss Re AG (Switzerland)	2,601	166,110
Torchmark Corp.	9,750	486,038
Travelers Cos., Inc. (The)	39,535	2,340,472
Unum Group	30,610	749,333
XL Group PLC (Class A Stock)	35,200	763,488
Zurich Financial Services AG (Switzerland)	577	155,068

		42,173,505

Internet & Catalog Retail — 0.5%
Amazon.com, Inc.*	34,800	7,047,348
Expedia, Inc.(a)	11,150	372,856
Netflix, Inc.*	4,600	529,184
priceline.com, Inc.*	4,800	3,444,000
Tripadvisor, Inc.*(a)	11,150	397,720

		11,791,108

Internet Software & Services — 1.0%
Akamai Technologies, Inc.*	16,100	590,870
eBay, Inc.*	110,000	4,057,900
Google, Inc. (Class A Stock)*	24,300	15,582,132
Gree, Inc. (Japan)(a)	5,400	136,289
VeriSign, Inc.(a)	16,900	647,946
Yahoo!, Inc.*(a)	118,800	1,808,136

		22,823,273

IT Services — 2.1%
Accenture PLC (Ireland) (Class A Stock)	61,400	3,960,300
Automatic Data Processing, Inc.	46,800	2,582,892
Cognizant Technology Solutions Corp. (Class A Stock)*	28,900	2,223,855
Computer Sciences Corp.	17,000	508,980
Fidelity National Information Services, Inc.	25,200	834,624
Fiserv, Inc.*(a)	13,200	915,948
International Business Machines Corp.	112,600	23,493,990
Itochu Techno-Solutions Corp. (Japan)	100	4,476
Mastercard, Inc. (Class A Stock)	10,200	4,289,508
Nomura Research Institute Ltd. (Japan)	3,800	94,254
Otsuka Corp. (Japan)	2,100	170,750
Paychex, Inc.	29,800	923,502
SAIC, Inc.*(a)	29,000	382,800
Teradata Corp.*	17,200	1,172,180
Total System Services, Inc.	15,596	359,800
Visa, Inc. (Class A Stock)	49,300	5,817,400
Western Union Co. (The)	57,110	1,005,136

		48,740,395

Leisure Equipment & Products — 0.1%
Hasbro, Inc.(a)	9,900	363,528
Mattel, Inc.	32,451	1,092,300
Namco Bandai Holdings, Inc. (Japan)	11,000	158,681
Nikon Corp. (Japan)	2,700	81,943

		1,696,452

Life Sciences Tools & Services — 0.2%
Agilent Technologies, Inc.	32,514	1,447,198
Life Technologies Corp.*	18,301	893,455
PerkinElmer, Inc.	12,600	348,516
Thermo Fisher Scientific, Inc.	36,200	2,040,956
Waters Corp.*	8,800	815,408

		5,545,533

Machinery — 1.1%
Atlas Copco AB (Sweden) (Class A Stock)	1,447	35,017
Caterpillar, Inc.	61,900	6,593,588
Cummins, Inc.	19,900	2,388,796
Deere & Co.	39,600	3,203,640
Dover Corp.	17,500	1,101,450
Eaton Corp.	32,000	1,594,560
FANUC Corp. (Japan)	1,400	248,302
Flowserve Corp.	5,700	658,407
Hino Motors Ltd. (Japan)	6,000	43,349
Illinois Tool Works, Inc.	46,300	2,644,656
Ingersoll-Rand PLC	29,900	1,236,365
Joy Global, Inc.	10,300	757,050
Kone OYJ (Finland) (Class B Stock)	933	51,976
Metso OYJ (Finland)	3,814	163,031
PACCAR, Inc.	34,143	1,598,917
Pall Corp.(a)	11,700	697,671
Parker Hannifin Corp.	14,465	1,223,016
Snap-on, Inc.	4,800	292,656
Stanley Black & Decker, Inc.(a)	17,197	1,323,481
Sumitomo Heavy Industries Ltd. (Japan)	6,000	33,345
Volvo AB (Sweden) (Class B Stock)	6,299	91,784
Weir Group PLC (The) (United Kingdom)	571	16,111
Xylem, Inc.	15,200	421,800

		26,418,968

Marine
AP Moeller-Maersk A/S (Denmark) (Class B Stock)	3	23,163

Media — 1.7%
Cablevision Systems Corp. (Class A Stock)	23,500	344,980
CBS Corp. (Class B Stock)	62,634	2,123,919
Comcast Corp. (Class A Stock)	260,890	7,829,309
DIRECTV (Class A Stock)*	67,600	3,335,384

Discovery Communications, Inc. (Class A Stock)*(a)	25,300	1,280,180
Gannett Co., Inc.	24,900	381,717
Hakuhodo DY Holdings, Inc. (Japan)	1,300	81,672
Interpublic Group of Cos., Inc. (The)	48,331	551,457
ITV PLC (United Kingdom)	59,791	84,493
McGraw-Hill Cos., Inc. (The)	26,600	1,289,302
News Corp. (Class A Stock)	210,000	4,134,900
Omnicom Group, Inc.	26,000	1,316,900
Publicis Groupe SA (France)	1,333	73,487
Scripps Networks Interactive, Inc. (Class A Stock)	9,200	447,948
Time Warner Cable, Inc.	30,514	2,486,891
Time Warner, Inc.(a)	98,866	3,732,191
Viacom, Inc. (Class B Stock)	52,834	2,507,502
Walt Disney Co. (The)	172,000	7,530,160
Washington Post Co. (The) (Class B Stock)	600	224,142
WPP PLC (United Kingdom)	3,740	51,117

		39,807,651

Metals & Mining — 0.5%
Alcoa, Inc.	108,640	1,088,573
Allegheny Technologies, Inc.	9,900	407,583
Anglo American PLC (United Kingdom)	1,259	47,061
Antofagasta PLC (United Kingdom)	300	5,528
BHP Billiton Ltd. (Australia)	8,570	307,241
BHP Billiton PLC (Australia)	8,584	261,900
Boliden AB (Sweden)	3,526	55,375
Cliffs Natural Resources, Inc.(a)	12,700	879,602
Fortescue Metals Group Ltd. (Australia)	7,470	44,957
Freeport-McMoRan Copper & Gold, Inc.	90,788	3,453,575
Iluka Resources Ltd. (Australia)	484	8,919
Newmont Mining Corp.	47,400	2,430,198
Nippon Steel Corp. (Japan)	1,000	2,743
Nucor Corp.	29,200	1,254,140
OZ Minerals Ltd. (Australia)	2,449	24,759
Randgold Resources Ltd. (United Kingdom)	535	45,952
Rio Tinto Ltd. (Australia)	2,403	162,790
Rio Tinto PLC (United Kingdom)	4,078	224,773
Sumitomo Metal Mining Co. Ltd. (Japan)	7,000	98,357
Titanium Metals Corp.	12,900	174,924
United States Steel Corp.(a)	14,700	431,739
Vedanta Resources PLC (India)	5,517	108,363
Voestalpine AG (Austria)	1,426	47,956
Xstrata PLC (United Kingdom)	3,583	61,207

		11,628,215

Multiline Retail — 0.4%
Big Lots, Inc.*	7,200	309,744
Dollar Tree, Inc.*	11,800	1,114,982
Family Dollar Stores, Inc.	10,600	670,768
J.C. Penney Co., Inc.(a)	14,400	510,192
Kohl’s Corp.	24,300	1,215,729
Macy’s, Inc.	40,174	1,596,113
Nordstrom, Inc.	14,700	819,084
PPR (France)	235	40,431
Sears Holdings Corp.*(a)	4,442	294,283
Target Corp.	64,300	3,746,761

		10,318,087

Multi-Utilities — 0.7%
Ameren Corp.	25,700	837,306
CenterPoint Energy, Inc.	44,200	871,624
CMS Energy Corp.	23,000	506,000
Consolidated Edison, Inc.	27,700	1,618,234
Dominion Resources, Inc.	54,532	2,792,584
DTE Energy Co.	17,200	946,516
GDF Suez (France)	3,031	78,303
Integrys Energy Group, Inc.	8,120	430,279
National Grid PLC (United Kingdom)	5,428	54,740
NiSource, Inc.	28,000	681,800
PG&E Corp.	38,900	1,688,649
Public Service Enterprise Group, Inc.	52,000	1,591,720

RWE AG (Germany)	2,459	117,425
SCANA Corp.(a)	11,300	515,393
Sempra Energy	22,219	1,332,251
TECO Energy, Inc.	20,500	359,775
Wisconsin Energy Corp.	22,100	777,478
Xcel Energy, Inc.	49,410	1,307,883

		16,507,960

Office Electronics — 0.1%
Canon, Inc. (Japan)	2,600	122,822
Xerox Corp.	127,463	1,029,901

		1,152,723

Oil, Gas & Consumable Fuels — 5.1%
Alpha Natural Resources, Inc.*	21,808	331,700
Anadarko Petroleum Corp.	47,654	3,733,214
Apache Corp.	36,814	3,697,598
BG Group PLC (United Kingdom)	403	9,334
BP PLC (United Kingdom)	61,798	457,208
Cabot Oil & Gas Corp.	21,000	654,570
Chesapeake Energy Corp.(a)	61,800	1,431,906
Chevron Corp.	193,122	20,710,403
ConocoPhillips	126,277	9,598,315
Consol Energy, Inc.(a)	23,100	787,710
Denbury Resources, Inc.*(a)	38,600	703,678
Devon Energy Corp.	38,700	2,752,344
El Paso Corp.	73,836	2,181,854
ENI SpA (Italy)	9,524	223,432
EOG Resources, Inc.	26,700	2,966,370
EQT Corp.	15,300	737,613
Exxon Mobil Corp.	457,599	39,687,561
Hess Corp.	30,900	1,821,555
Idemitsu Kosan Co. Ltd. (Japan)	300	29,902
Marathon Oil Corp.	67,382	2,136,010
Marathon Petroleum Corp.	36,341	1,575,746
Murphy Oil Corp.	19,800	1,114,146
Newfield Exploration Co.*	13,900	482,052
Noble Energy, Inc.	16,600	1,623,148
Occidental Petroleum Corp.	77,700	7,399,371
Peabody Energy Corp.	27,600	799,296
Pioneer Natural Resources Co.	11,500	1,283,285
QEP Resources, Inc.	15,500	472,750
Range Resources Corp.	15,000	872,100
Repsol YPF SA (Spain)	1,470	36,878
Royal Dutch Shell PLC (Netherlands) (Class B Stock)	9,278	326,407
Royal Dutch Shell PLC (United Kingdom) (Class A Stock)	10,290	359,377
Southwestern Energy Co.*	31,600	966,960
Spectra Energy Corp.	62,162	1,961,211
Statoil ASA (Norway)	2,448	66,458
Sunoco, Inc.	11,500	438,725
Tesoro Corp.*	15,000	402,600
Total SA (France)	6,568	334,974
Valero Energy Corp.	53,600	1,381,272
Williams Cos., Inc. (The)	55,700	1,716,117
WPX Energy, Inc.*	20,033	360,794

		118,625,944

Paper & Forest Products — 0.1%
International Paper Co.	41,873	1,469,743
MeadWestvaco Corp.	16,514	521,677

		1,991,420

Personal Products — 0.1%
Avon Products, Inc.	47,100	911,856
Estee Lauder Cos., Inc. (The) (Class A Stock)	21,400	1,325,516

		2,237,372

Pharmaceuticals — 3.2%
Abbott Laboratories(a)	150,400	9,218,016
Allergan, Inc.	29,200	2,786,556
AstraZeneca PLC (United Kingdom)	6,715	298,480
Bayer AG (Germany)	1,889	132,872
Bristol-Myers Squibb Co.	162,270	5,476,613
Eli Lilly & Co.	97,600	3,930,352
Forest Laboratories, Inc.*	25,600	888,064
GlaxoSmithKline PLC (United Kingdom)	11,476	256,338
Hospira, Inc.*(a)	14,860	555,615
Johnson & Johnson	263,548	17,383,626
Merck & Co., Inc.	295,833	11,359,987

Mylan, Inc.*(a)	40,800	956,760
Novartis AG (Switzerland)	5,566	308,051
Novo Nordisk A/S (Denmark) (Class B Stock)	1,973	273,168
Orion OYJ (Finland) (Class B Stock)	1,884	37,238
Otsuka Holdings Co. Ltd. (Japan)	200	5,920
Perrigo Co.(a)	8,500	878,135
Pfizer, Inc.	736,670	16,692,942
Roche Holding AG (Switzerland)	1,901	330,838
Sanofi (France)	4,020	312,200
Shire PLC (United Kingdom)	1,057	34,151
Takeda Pharmaceutical Co. Ltd. (Japan)	1,900	83,672
Teva Pharmaceutical Industries Ltd. (Israel)	1,317	58,230
Watson Pharmaceuticals, Inc.*	12,900	865,074

		73,122,898

Professional Services — 0.1%
Campbell Brothers Ltd. (Australia)	321	22,355
Dun & Bradstreet Corp. (The)(a)	4,800	406,704
Equifax, Inc.	12,700	562,102
Robert Half International, Inc.	14,200	430,260

		1,421,421

Real Estate Investment Trusts — 1.1%
American Tower Corp.	37,600	2,369,552
Apartment Investment & Management Co. (Class A Stock)	13,033	344,202
Ascendas Real Estate Investment Trust (Singapore)	40,000	64,278
AvalonBay Communities, Inc.	9,075	1,282,751
Boston Properties, Inc.(a)	14,900	1,564,351
CFS Retail Property Trust (Australia)	13,733	25,463
Dexus Property Group (Australia)	26,340	23,737
Equity Residential	28,900	1,809,718
Fonciere Des Regions (France)(a)	862	69,244
Goodman Group (Australia)	103,241	73,790
HCP, Inc.	39,000	1,538,940
Health Care REIT, Inc.(a)	19,400	1,066,224
Host Hotels & Resorts, Inc.(a)	66,682	1,094,918
ICADE (France)(a)	666	59,415
Kimco Realty Corp.	39,000	751,140
Link REIT (The) (Hong Kong)	35,000	130,255
Plum Creek Timber Co., Inc.	15,700	652,492
ProLogis, Inc.	44,577	1,605,664
Public Storage	13,600	1,879,112
Simon Property Group, Inc.	29,643	4,318,392
Stockland (Australia)	6,954	21,178
Ventas, Inc.	27,018	1,542,728
Vornado Realty Trust	18,525	1,559,805
Westfield Retail Trust (Australia)	25,767	68,862
Weyerhaeuser Co.	54,698	1,198,980

		25,115,191

Real Estate Management & Development
CBRE Group, Inc. (Class A Stock)*(a)	29,600	590,816
Cheung Kong Holdings Ltd. (Hong Kong)	4,000	51,664
Daito Trust Construction Co. Ltd. (Japan)	1,100	98,744
Daiwa House Industry Co. Ltd. (Japan)	6,000	79,304
IMMOFINANZ AG (Austria)	4,999	18,162
Keppel Land Ltd. (Singapore)	1,000	2,760
Sino Land Co. Ltd. (Hong Kong)	26,000	41,517
Sun Hung Kai Properties Ltd. (Hong Kong)	5,000	62,133
Tokyu Land Corp. (Japan)	24,000	117,434

		1,062,534

Road & Rail — 0.4%
Asciano Ltd. (Australia)	7,085	35,961
Central Japan Railway Co. (Japan)	15	123,595
ComfortDelGro Corp. Ltd. (Singapore)	45,000	55,845
CSX Corp.	100,500	2,162,760
DSV A/S (Denmark)	112	2,539
East Japan Railway Co. (Japan)	2,700	169,953
Norfolk Southern Corp.	32,200	2,119,726
Ryder System, Inc.	4,900	258,720
Union Pacific Corp.	46,300	4,976,324
West Japan Railway Co. (Japan)	1,000	40,172

		9,945,595

Semiconductors & Semiconductor Equipment — 1.3%
Advanced Micro Devices, Inc.*(a)	55,700	446,714
Altera Corp.	29,700	1,182,654
Analog Devices, Inc.	28,500	1,151,400
Applied Materials, Inc.	125,900	1,566,196
ASML Holding NV (Netherlands)	4,043	202,099
Broadcom Corp. (Class A Stock)	48,750	1,915,875
First Solar, Inc.*(a)	5,500	137,775
Infineon Technologies AG (Germany)	1,156	11,819
Intel Corp.	490,000	13,773,900
KLA-Tencor Corp.	17,100	930,582
Linear Technology Corp.	20,500	690,850
LSI Corp.*	57,100	495,628
Microchip Technology, Inc.(a)	19,400	721,680
Micron Technology, Inc.*	87,900	711,990
Novellus Systems, Inc.*	6,000	299,460
NVIDIA Corp.*	61,450	945,715
Teradyne, Inc.*(a)	19,800	334,422
Texas Instruments, Inc.	109,400	3,676,934
Xilinx, Inc.	27,100	987,253

		30,182,946

Software — 2.0%
Adobe Systems, Inc.*	47,000	1,612,570
Autodesk, Inc.*	24,700	1,045,304
BMC Software, Inc.*	16,300	654,608
CA, Inc.(a)	37,064	1,021,484
Citrix Systems, Inc.*	17,400	1,373,034
Dassault Systemes SA (France)	838	77,106
Electronic Arts, Inc.*	33,600	553,728
Intuit, Inc.	30,100	1,809,913
Konami Corp. (Japan)	400	11,337
Microsoft Corp.	718,900	23,184,525
Oracle Corp.	385,300	11,235,348
Red Hat, Inc.*	18,800	1,125,932
Salesforce.com, Inc.*(a)	13,200	2,039,532
SAP AG (Germany)	3,526	246,231
Symantec Corp.*	69,878	1,306,719

		47,297,371

Specialty Retail — 1.1%
Abercrombie & Fitch Co. (Class A Stock)	8,300	411,763
AutoNation, Inc.*	3,874	132,917
AutoZone, Inc.*	2,600	966,680
Bed Bath & Beyond, Inc.*	23,000	1,512,710
Best Buy Co., Inc.(a)	27,525	651,792
CarMax, Inc.*(a)	20,100	696,465
GameStop Corp. (Class A Stock)(a)	13,600	297,024
Gap, Inc. (The)	32,700	854,778
Home Depot, Inc. (The)	150,650	7,579,202
Limited Brands, Inc.(a)	22,906	1,099,488
Lowe’s Cos., Inc.	119,900	3,762,462
O’Reilly Automotive, Inc.*	12,300	1,123,605
Ross Stores, Inc.	23,800	1,382,780
Shimamura Co., Ltd. (Japan)	700	78,313
Staples, Inc.	65,449	1,058,965
Tiffany & Co.	13,000	898,690
TJX Cos., Inc.	72,200	2,867,062
Urban Outfitters, Inc.*	11,100	323,121
USS Co. Ltd. (Japan)	590	59,805

		25,757,622

Textiles, Apparel & Luxury Goods — 0.4%
Christian Dior SA (France)	168	25,778
CIE Financiere Richemont SA (Switzerland)	2,074	130,042
Coach, Inc.	27,900	2,156,112
LVMH Moet Hennessy Louis Vuitton SA (France)	599	102,937
NIKE, Inc. (Class B Stock)	35,500	3,849,620
Ralph Lauren Corp.	6,600	1,150,578
Swatch Group AG (The) (Registered Shares) (Switzerland)	883	70,967
V.F. Corp.	8,900	1,299,222

		8,785,256

Thrifts & Mortgage Finance
Hudson City Bancorp, Inc.	49,900	364,769
People’s United Financial, Inc.	36,300	480,612

		845,381

Tobacco — 1.1%
Altria Group, Inc.	203,900	6,294,393
British American Tobacco PLC (United Kingdom)	4,308	217,088
Imperial Tobacco Group PLC (United Kingdom)	4,986	202,167
Lorillard, Inc.	12,947	1,676,378
Philip Morris International, Inc.	166,300	14,735,843
Reynolds American, Inc.	31,600	1,309,504
Swedish Match AB (Sweden)	670	26,675

		24,462,048

Trading Companies & Distributors — 0.1%
Fastenal Co.(a)	27,600	1,493,160
ITOCHU Corp. (Japan)	3,800	41,457
Marubeni Corp. (Japan)	10,000	72,128
Mitsubishi Corp. (Japan)	2,900	67,271
Mitsui & Co. Ltd. (Japan)	3,700	60,661
Sumitomo Corp. (Japan)	11,800	170,506
Toyota Tsusho Corp. (Japan)	4,800	97,716
W.W. Grainger, Inc.	5,600	1,202,936

		3,205,835

Transportation Infrastructure
Atlantia SpA (Italy)	710	11,789

Wireless Telecommunication Services — 0.1%
Crown Castle International Corp.*	21,600	1,152,144
KDDI Corp. (Japan)	31	200,749
MetroPCS Communications, Inc.*	29,500	266,090
Millicom International Cellular SA (Luxembourg)	185	20,973
Softbank Corp. (Japan)	3,600	106,430
Sprint Nextel Corp.*	322,977	920,484
Vodafone Group PLC (United Kingdom)	55,238	152,143

		2,819,013

TOTAL COMMON STOCKS (cost $751,244,633)		1,254,980,745

EXCHANGE TRADED FUND
iShares MSCI EAFE Index Fund(a) (cost $227,507)	4,600	252,540

PREFERRED STOCKS — 0.1%
Automobiles
Bayerische Motoren Werke AG (Germany)	317	18,829
Volkswagen AG (Germany)	821	144,372

		163,201

Banking — 0.1%
Citigroup Capital XIII, 7.875% (Capital Security, fixed to floating preferred)(b)	20,000	544,000

JPMorgan Chase Capital XXVI, 8.000% (Capital Security, fixed to floating preferred)(b)	28,000	724,920

		1,268,920

Household Products
Henkel AG & Co. KGaA (Germany)	145	10,625

Multi-Utilities
RWE AG (Germany)	408	17,938

TOTAL PREFERRED STOCKS (cost $1,383,009)		1,460,684

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#
ASSET-BACKED SECURITIES — 1.5%
Non-Residential Mortgage-Backed Securities — 1.1%
AIMCO (Cayman Islands), Ser. 2005-AA, Class A1B, 144A(b)	Aaa	0.811%	10/20/19	$ 2,163	2,063,756
Apidos CDO (Cayman Islands), Ser. 2006-4A, Class A1, 144A(b)	Aaa	0.807%	10/27/18	1,000	950,638
ARES CLO Funds (Cayman Islands), Ser. 2011-16A, Class A, 144A(b)	Aaa	2.095%	05/17/21	500	504,534
ARES Enhanced Loan Investment Strategy Ltd. (Cayman Islands), Ser. 2005-2A, Class A2, 144A(b)	Aaa	0.819%	01/26/20	1,336	1,286,885
BA Credit Card Trust, Ser. 2006-C5, Class C5(b)	A3	0.642%	01/15/16	4,159	4,133,779
BlackRock Senior Income Series Corp. (Cayman Islands), Ser. 2005-2A, Class A1, 144A(b)	Aaa	0.741%	05/25/17	1,724	1,692,719
Chatham Light CLO Ltd. (Cayman Islands), Ser. 2005-2A, Class A1, 144A(b)	Aaa	0.787%	08/03/19	416	407,700
Citibank Credit Card Issuance Trust, Ser. 2006-C1, Class C1(b)	Baa2	0.642%	02/20/15	1,500	1,496,142
First CLO Ltd. (Cayman Islands), Ser. 2004-1A1, Class A1, 144A(b)	Aaa	0.907%	07/27/16	32	32,008
Four Corners CLO (Cayman Islands), Ser. 2006-3A, Class A, 144A(b)	Aaa	0.811%	07/22/20	817	777,279
Fuel Trust, Sec’d. Notes, 144A	Baa2	3.984%	06/15/16	430	436,269
Fuel Trust, Sec’d. Notes, 144A	Baa2	4.207%	04/15/16	1,440	1,477,839
Granite Ventures Ltd. (Cayman Islands), Ser. 2005-2A, Class A1, 144A(b)	Aaa	0.827%	12/15/17	926	920,124
Gulf Stream Compass CLO Ltd. (Cayman Islands), Ser. 2004-1A, Class A, 144A(b)	Aaa	0.927%	07/15/16	84	83,544
Landmark CDO Ltd. (Cayman Islands), Ser. 2006-8A, Class A1, 144A(b)	Aaa	0.802%	10/19/20	1,257	1,215,150
LCM LP (Cayman Islands), Ser. 2005-3A, Class A, 144A(b)	Aaa	0.748%	06/01/17	2,000	1,945,662
Lightpoint CLO Ltd. (Cayman Islands), Ser. 2005-3A, Class A1A, 144A(b)	Aaa	0.734%	09/15/17	1,832	1,765,977
Mountain Capital CLO Ltd. (Cayman Islands), Ser. 2005-4A, Class A1L, 144A(b)	Aaa	0.724%	03/15/18	395	382,003
SVO VOI Mortgage Corp., Ser. 2005-AA, Class A, 144A	Aaa	5.250%	02/20/21	199	203,219
Trimaran CLO Ltd. (Cayman Islands), Ser. 2006-2A, Class A1L, 144A(b)	Aaa	0.797%	11/01/18	2,900	2,805,063

					24,580,290

Residential Mortgage-Backed Securities — 0.4%
CDC Mortgage Capital Trust, Ser. 2002-HE3, Class M1(b)	B2	1.892%	03/25/33	509	303,826
CDC Mortgage Capital Trust, Ser. 2003-HE1, Class M2(b)	Ca	3.167%	08/25/33	41	22,373
Countrywide Asset-Backed Certificates, Ser. 2004-1, Class M1(b)	Baa1	0.992%	03/25/34	3,240	2,498,568
Credit-Based Asset Servicing and Securitization LLC, Ser. 2005-CB6, Class A3	B3	5.120%	07/25/35	389	323,176
Equity One ABS, Inc., Ser. 2004-3, Class M1	Baa1	5.700%	07/25/34	868	682,085
Fremont Home Loan Trust, Ser. 2004-2, Class M1(b)	Aa2	1.097%	07/25/34	506	378,916
HSBC Home Equity Loan Trust, Ser. 2005-2, Class M2(b)	Aa1	0.732%	01/20/35	370	331,712
Long Beach Mortgage Loan Trust, Ser. 2004-2, Class M1(b)	B1	0.772%	06/25/34	1,037	780,977
Morgan Stanley ABS Capital I, Ser. 2003-HE1, Class M1(b)	Ba2	1.442%	05/25/33	255	192,457
Morgan Stanley ABS Capital I, Ser. 2004-NC1, Class M1(b)	Baa2	1.292%	12/27/33	1,401	1,214,213
Morgan Stanley Dean Witter Capital I, Ser. 2002-HE1, Class M1(b)	Caa3	1.142%	07/25/32	756	534,662

Morgan Stanley Dean Witter Capital I, Ser. 2002-NC4, Class M1(b)	B2	1.517%	09/25/32	896	690,507
Securitized Asset Backed Receivables LLC, Ser. 2004-OP1, Class M1(b)	Ba3	1.007%	02/25/34	1,367	1,030,562
Securitized Asset Backed Receivables LLC, Ser. 2006-FR3, Class A3(b)	Ca	0.492%	05/25/36	1,400	463,828

					9,447,862

TOTAL ASSET-BACKED SECURITIES (cost $35,937,552)					34,028,152

BANK LOANS(b) — 0.3%
Foods — 0.1%
Del Monte Foods Co.	Ba3	4.500%	03/08/18	1,022	1,018,442

Healthcare & Pharmaceutical — 0.1%
Davita, Inc.	Ba2	4.500%	10/20/16	1,099	1,096,215
HCA, Inc.	Ba3	3.494%	05/01/18	370	361,770
HCA, Inc.	Ba3	3.720%	03/31/17	886	869,212

					2,327,197

Metals
Schaeffler AG	B1	6.000%	01/27/17	600	602,100

Pipelines & Other
Energy Transfer Equity LP	Ba2	3.750%	03/23/17	800	784,500

Technology — 0.1%
First Data Corp.	B1	4.242%	03/26/18	2,055	1,871,181
First Data Corp.	B1	5.424%	03/24/17	156	150,046
Flextronics International Ltd. (Singapore)	Ba1	2.494%	10/01/14	413	409,091
Flextronics International Ltd. (Singapore)	Ba1	2.494%	10/01/14	119	117,555

					2,547,873

TOTAL BANK LOANS (cost $7,441,616)					7,280,112

COLLATERALIZED MORTGAGE OBLIGATIONS — 0.3%
Banc of America Alternative Loan Trust, Ser. 2005-12, Class 3CB1	Caa2	6.000%	01/25/36	2,550	1,861,926
Banc of America Mortgage Securities, Inc., Ser. 2005-A, Class 2A1(b)	B2	2.990%	02/25/35	599	525,559
Banc of America Mortgage Securities, Inc., Ser. 2005-B, Class 2A1(b)	Caa1	2.972%	03/25/35	626	531,760
Chase Mortgage Finance Corp., Ser. 2007-A1, Class 1A5(b)	Ba2	2.794%	02/25/37	1,489	1,419,920
Countrywide Alternative Loan Trust, Ser. 2004-18CB, Class 3A1	Ba3	5.250%	09/25/19	811	827,402
JPMorgan Mortgage Trust, Ser. 2007-A1, Class 4A1(b)	B1	2.777%	07/25/35	933	882,352
MASTR Alternative Loans Trust, Ser. 2004-4, Class 4A1	Baa1	5.000%	04/25/19	204	209,287
Structured Adjustable Rate Mortgage Loan Trust, Ser. 2004-1, Class 4A3(b)	Baa1	2.722%	02/25/34	681	647,386
Washington Mutual Alternative Mortgage Pass-Through Certificates, Ser. 2005-1, Class 3A	CCC(c)	5.000%	03/25/20	517	472,842

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (cost $8,381,320)					7,378,434

COMMERCIAL MORTGAGE-BACKED SECURITIES — 4.6%
Banc of America Commercial Mortgage, Inc., Ser. 2004-2, Class A4	Aaa	4.153%	11/10/38	3,680	3,810,938
Banc of America Commercial Mortgage, Inc., Ser. 2006-4, Class A3A	Aaa	5.600%	07/10/46	2,000	2,034,852
Banc of America Commercial Mortgage, Inc., Ser. 2007-3, Class A2(b)	Aaa	5.633%	06/10/49	1,979	2,009,916
Banc of America Merrill Lynch Commercial Mortgage, Inc., Ser. 2006-6, Class A3	Aaa	5.369%	10/10/45	3,400	3,634,362
Bear Stearns Commercial Mortgage Securities, Ser. 2006- PW11, Class A4(b)	AAA(c)	5.452%	03/11/39	1,200	1,344,263
Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser. 2006-CD2, Class A4(b)	Aaa	5.324%	01/15/46	1,000	1,106,199
Commercial Mortgage Acceptance Corp., Ser. 1998-C2, Class F, 144A(b)	AA-(c)	5.440%	09/15/30	659	683,736
Commercial Mortgage Pass-Thru Certificates, Ser. 2006- C7, Class A4(b)	AAA(c)	5.750%	06/10/46	4,000	4,512,552

Commercial Mortgage Pass-Thru Certificates, Ser. 2006- C8, Class A2B	Aaa	5.248%	12/10/46	2,021	2,022,497
Credit Suisse First Boston Mortgage Securities Corp., Ser. 2005-C2, Class A4	Aa2	4.832%	04/15/37	900	958,721
Credit Suisse Mortgage Capital Certificates, Ser. 2006-C1, Class A4(b)	AAA(c)	5.419%	02/15/39	4,330	4,847,664
Credit Suisse Mortgage Capital Certificates, Ser. 2006-C1, Class AM(b)	AA-(c)	5.419%	02/15/39	530	571,205
CS First Boston Mortgage Securities Corp., Ser. 2004-C4, Class A4	Aaa	4.283%	10/15/39	70	69,661
CS First Boston Mortgage Securities Corp., Ser. 2005-C5, Class A4(b)	AAA(c)	5.100%	08/15/38	3,000	3,312,411
CW Capital Cobalt Ltd., Ser. 2007-C3, Class A3(b)	AAA(c)	5.816%	05/15/46	2,100	2,249,054
FHLMC Multifamily Structured Pass Through Certificates, Ser. 2012-K501, Class X1A I/O(b)	AA+(c)	1.758%	08/25/16	6,400	373,664
GMAC Commercial Mortgage Securities, Inc., Ser. 2005-C1, Class A5	AAA(c)	4.697%	05/10/43	2,610	2,811,915
Greenwich Capital Commercial Funding Corp., Ser. 2005- GG5, Class A5(b)	Aaa	5.224%	04/10/37	1,400	1,525,551
Greenwich Capital Commercial Funding Corp., Ser. 2007- GG9, Class A2	Aaa	5.381%	03/10/39	2,998	3,035,629
GS Mortgage Securities Corp. II, Ser. 2007-GG10, Class A2(b)	Aaa	5.778%	08/10/45	1,223	1,243,655
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2005-LDP1, Class ASB(b)	Aaa	4.853%	03/15/46	1,903	1,984,825
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2005-LDP2, Class A3	Aaa	4.697%	07/15/42	331	333,070
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2005-LDP2, Class AM	Aa2	4.780%	07/15/42	1,000	1,055,184
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2005-LDP2, Class ASB	Aaa	4.659%	07/15/42	3,447	3,601,450
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2005-LDP4, Class AM(b)	Aa2	4.999%	10/15/42	1,170	1,248,987
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2006-CB16, Class ASB	Aaa	5.523%	05/12/45	1,745	1,879,763
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2006-LDP6, Class A4(b)	Aaa	5.475%	04/15/43	2,436	2,725,684
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2007-LD11, Class A2(b)	Aaa	5.801%	06/15/49	1,928	1,937,999
JPMorgan Chase Commercial Mortgage Securities Corp. I/O, Ser. 2006-LDP6, Class X2(b)	Aaa	0.224%	04/15/43	97,332	97,137
LB-UBS Commercial Mortgage Trust, Ser. 2004-C6, Class A5(b)	AAA(c)	4.826%	08/15/29	4,002	4,090,607
LB-UBS Commercial Mortgage Trust, Ser. 2005-C3, Class A5	Aaa	4.739%	07/15/30	695	756,188
LB-UBS Commercial Mortgage Trust, Ser. 2005-C7, Class AM(b)	AA(c)	5.263%	11/15/40	1,390	1,490,472
LB-UBS Commercial Mortgage Trust, Ser. 2006-C1, Class A2	AAA(c)	5.084%	02/15/31	3,037	3,063,411
LB-UBS Commercial Mortgage Trust, Ser. 2006-C3, Class A2	Aaa	5.532%	03/15/32	55	54,783
LB-UBS Commercial Mortgage Trust, Ser. 2006-C3, Class A4(b)	Aaa	5.661%	03/15/39	1,630	1,831,685
Merrill Lynch Mortgage Trust, Ser. 2004-KEY2, Class A3	Aaa	4.615%	08/12/39	1,900	1,973,881
Merrill Lynch Mortgage Trust, Ser. 2006-C1, Class A4(b)	AAA(c)	5.660%	05/12/39	3,400	3,853,438
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2006-2, Class A4(b)	Aaa	5.898%	06/12/46	2,210	2,517,349
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2007-5, Class A3	Aaa	5.364%	08/12/48	440	447,798
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2007-6, Class A2	Aaa	5.331%	03/12/51	2,334	2,333,403
Morgan Stanley Capital I, Ser. 2006-HQ8, Class A4(b)	Aaa	5.418%	03/12/44	1,500	1,667,479
Morgan Stanley Capital I, Ser. 2006-IQ11, Class A4(b)	AAA(c)	5.731%	10/15/42	2,600	2,922,379
Morgan Stanley Capital I, Ser. 2006-IQ12, Class A4	AAA(c)	5.332%	12/15/43	4,080	4,590,571
Morgan Stanley Capital I, Ser. 2007-HQ11, Class AAB	Aaa	5.444%	02/12/44	4,395	4,632,758
Morgan Stanley Capital I, Ser. 2007-T27, Class AAB(b)	AAA(c)	5.640%	06/11/42	1,040	1,099,851
Wachovia Bank Commercial Mortgage Trust, Ser. 2006- C23, Class A4(b)	Aaa	5.418%	01/15/45	1,300	1,444,664
Wachovia Bank Commercial Mortgage Trust, Ser. 2006 - C25, Class A4(b)	Aaa	5.737%	05/15/43	5,188	5,853,803

Wachovia Bank Commercial Mortgage Trust, Ser. 2007- C31, Class A4	Aa2	5.509%	04/15/47	3,800	4,114,211

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $96,052,586)					105,761,275

CORPORATE BONDS — 10.2%
Aerospace & Defense
L-3 Communications Corp., Gtd. Notes	Baa3	4.750%	07/15/20	475	490,466

Airlines — 0.2%
Continental Airlines, Inc., Pass Through Trust, Pass-thru Certs., Ser. 2001-1, Class A-1(d)	Baa2	6.703%	06/15/21	128	136,658
Continental Airlines, Inc., Pass Through Trust, Pass-thru Certs., Ser. 2010-A(a)	Baa2	4.750%	01/12/21	721	749,677
Continental Airlines, Inc., Pass Through Trust, Pass-thru Certs., Ser. 981A	Baa2	6.648%	09/15/17	185	193,447
Continental Airlines, Inc., Pass Through Trust, Pass-thru Certs., Ser. A	Baa2	7.250%	11/10/19	672	752,609
Delta Air Lines 2011-1 Class A Pass-Through Trust, Pass-thru Certs., Ser. A(a)	Baa2	5.300%	04/15/19	1,140	1,215,525
Delta Air Lines, Inc., Pass Through Trust, Pass-thru Certs., Ser. 071A	Baa1	6.821%	08/10/22	366	401,281
Delta Air Lines, Inc., Pass Through Trust, Pass-thru Certs., Ser. 2A(a)	Baa2	4.950%	05/23/19	662	698,923

					4,148,120

Automotive
Harley-Davidson Financial Services, Inc., Gtd. Notes, 144A, MTN	Baa1	2.700%	03/15/17	380	376,986
Harley-Davidson Funding Corp., Gtd. Notes, 144A, MTN	Baa1	5.750%	12/15/14	495	539,694
Johnson Controls, Inc., Sr. Unsec’d. Notes	Baa1	5.500%	01/15/16	235	265,054

					1,181,734

Banking — 2.7%
American Express Co., Sr. Unsec’d. Notes(a)	A3	8.125%	05/20/19	2,000	2,614,586
American Express Credit Corp., Sr. Unsec’d. Notes, MTN	A2	2.800%	09/19/16	1,210	1,243,155
Banco Bradesco SA (Brazil), Sub. Notes	A2	8.750%	10/24/13	1,690	1,842,100
Bank of America Corp., Jr. Sub. Notes, Ser. K(a)(b)	Ba3	8.000%	12/29/49	2,100	2,153,424
Bank of America Corp., Sr. Unsec’d. Notes	Baa1	4.500%	04/01/15	185	191,616
Bank of America Corp., Sr. Unsec’d. Notes	Baa1	5.700%	01/24/22	1,290	1,365,573
Bank of America Corp., Sr. Unsec’d. Notes(e)	Baa1	6.000%	09/01/17	1,330	1,448,583
Bank of America Corp., Sr. Unsec’d. Notes, Ser. 1	Baa1	3.750%	07/12/16	790	793,937
Bank of America Corp., Sr. Unsec’d. Notes, Ser. L, MTN	Baa1	5.650%	05/01/18	105	112,088
Bank of America NA, Sub. Notes	A3	5.300%	03/15/17	850	887,035
Bank of America NA, Sub. Notes	A3	6.000%	10/15/36	805	796,521
Bear Stearns Cos., Inc. (The), Sr. Unsec’d. Notes	Aa3	5.300%	10/30/15	550	607,141
Bear Stearns Cos., Inc. (The), Sr. Unsec’d. Notes	Aa3	6.400%	10/02/17	270	314,370
Bear Stearns Cos., Inc. (The), Sr. Unsec’d. Notes(a)	Aa3	7.250%	02/01/18	1,135	1,368,610
Capital One Bank Corp., Sub. Notes	Baa1	6.500%	06/13/13	10	10,555
Capital One Capital V, Ltd. Gtd. Notes	Baa3	10.250%	08/15/39	555	570,262
Capital One Capital VI, Ltd. Gtd. Notes	Baa3	8.875%	05/15/40	1,130	1,137,594
Citigroup, Inc., Sr. Unsec’d. Notes(a)	A3	4.500%	01/14/22	2,125	2,133,319
Citigroup, Inc., Sr. Unsec’d. Notes	A3	6.125%	05/15/18	745	835,135
Citigroup, Inc., Sr. Unsec’d. Notes	A3	6.875%	03/05/38	320	369,472
Citigroup, Inc., Sr. Unsec’d. Notes	A3	8.125%	07/15/39	850	1,101,592
Citigroup, Inc., Sub. Notes	Baa1	5.625%	08/27/12	1,900	1,932,004
Citigroup, Inc., Sub. Notes	Baa1	6.125%	08/25/36	725	696,777
Citigroup, Inc., Unsec’d. Notes(a)	A3	8.500%	05/22/19	1,195	1,473,289
Countrywide Financial Corp., Gtd. Notes, MTN(d)	Baa1	5.800%	06/07/12	1,160	1,169,159
DEPFA ACS Bank (Ireland), Covered Notes, 144A	Aa3	5.125%	03/16/37	1,325	951,571
Discover Bank, Sub. Notes	Ba1	7.000%	04/15/20	485	556,516
Discover Bank, Sub. Notes	Ba1	8.700%	11/18/19	900	1,119,952
Goldman Sachs Group, Inc. (The), Sr. Notes	A1	6.250%	02/01/41	220	217,283
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes(a)	A1	5.250%	07/27/21	2,305	2,281,756
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	5.450%	11/01/12	580	593,216
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	5.750%	01/24/22	1,250	1,285,925
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	6.000%	06/15/20	700	736,545
Goldman Sachs Group, Inc. (The), Sub. Notes	A2	5.625%	01/15/17	765	803,538
Goldman Sachs Group, Inc. (The), Sub. Notes	A2	6.450%	05/01/36	1,770	1,712,634
Goldman Sachs Group, Inc. (The), Sub. Notes	A2	6.750%	10/01/37	113	110,409
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	Aa2	4.875%	01/14/22	1,730	1,832,852
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes(a)	Aa2	5.100%	04/05/21	920	994,577

Huntington BancShares, Inc., Sub. Notes	Baa2	7.000%	12/15/20	150	169,265
JPMorgan Chase & Co., Jr. Sub. Notes, Ser. 1(a)(b)	Baa1	7.900%	04/29/49	2,000	2,191,040
JPMorgan Chase & Co., Sr. Unsec’d. Notes(a)	Aa3	3.150%	07/05/16	1,935	1,994,722
JPMorgan Chase & Co., Sr. Unsec’d. Notes	Aa3	4.250%	10/15/20	2,360	2,416,324
JPMorgan Chase Capital XXVII, Ltd. Gtd. Notes, Ser. AA	A2	7.000%	11/01/39	1,500	1,520,250
Lloyds TSB Bank PLC (United Kingdom), Gtd. Notes., 144A, MTN	A1	5.800%	01/13/20	1,770	1,817,919
Morgan Stanley, Sr. Unsec’d. Notes(a)	A2	5.300%	03/01/13	30	30,856
Morgan Stanley, Sr. Unsec’d. Notes(a)	A2	5.500%	07/28/21	635	620,575
Morgan Stanley, Sr. Unsec’d. Notes, MTN	A2	5.625%	09/23/19	2,110	2,085,564
Morgan Stanley, Sr. Unsec’d. Notes, MTN	A2	5.950%	12/28/17	495	509,648
Morgan Stanley, Sr. Unsec’d. Notes, MTN	A2	6.625%	04/01/18	100	105,301
Morgan Stanley, Sr. Unsec’d. Notes, Ser. G, MTN	A2	5.450%	01/09/17	2,530	2,583,755
MUFG Capital Finance 1 Ltd. (Cayman Islands), Gtd. Notes.(b)	Ba1	6.346%	07/25/49	800	843,354
PNC Funding Corp., Gtd. Notes	A3	2.700%	09/19/16	925	953,097
PNC Funding Corp., Gtd. Notes	A3	6.700%	06/10/19	390	474,499
Royal Bank of Scotland Group PLC (United Kingdom), Sr. Unsec’d. Notes, MTN	A3	6.400%	10/21/19	1,775	1,861,590
Royal Bank of Scotland PLC (The) (United Kingdom), Gtd. Notes, Ser. 2	A2	3.400%	08/23/13	95	96,275
Toronto-Dominion Bank (The) (Canada), Covered Notes, 144A(a)	Aaa	1.500%	03/13/17	525	519,406
UBS AG (Switzerland), Covered Notes, 144A	Aaa	2.250%	03/30/17	810	808,024
USB Capital XIII Trust, Ltd. Gtd. Notes	A2	6.625%	12/15/39	755	762,097

					62,728,232

Brokerage
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(f)	NR	5.250%	02/06/12	1,850	541,125
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(f)	NR	6.875%	05/02/18	700	210,000

					751,125

Cable — 0.3%
Cablevision Systems Corp., Sr. Unsec’d. Notes(a)	B1	8.625%	09/15/17	900	979,875
Comcast Cable Holdings LLC, Gtd. Notes	Baa1	9.875%	06/15/22	1,440	2,035,457
Comcast Corp., Gtd. Notes	Baa1	6.400%	05/15/38	310	369,657
Comcast Corp., Gtd. Notes	Baa1	6.950%	08/15/37	290	367,161
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., Gtd. Notes	Baa2	3.500%	03/01/16	605	635,406
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., Gtd. Notes	Baa2	3.550%	03/15/15	165	174,245
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., Gtd. Notes	Baa2	4.750%	10/01/14	1,755	1,907,578
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., Gtd. Notes, 144A	Baa2	5.150%	03/15/42	1,020	993,668
Time Warner Cable, Inc., Gtd. Notes	Baa2	7.500%	04/01/14	345	388,321

					7,851,368

Capital Goods — 0.2%
ERAC USA Finance LLC, Gtd. Notes, 144A (cost $459,646; purchased 10/10/07)(d)(g)	Baa1	5.800%	10/15/12	460	471,126
ERAC USA Finance LLC, Gtd. Notes, 144A (cost $1,195,904; purchased 10/10/07)(d)(g)	Baa1	6.375%	10/15/17	1,198	1,374,866
ERAC USA Finance LLC, Gtd. Notes, 144A (cost $386,623; purchased 10/10/07)(d)(g)	Baa1	7.000%	10/15/37	390	444,925
General Electric Co., Sr. Unsec’d. Notes	Aa2	5.250%	12/06/17	320	370,068
Illinois Tool Works, Inc., Sr. Unsec’d. Notes, 144A	A1	4.875%	09/15/41	180	194,131
United Technologies Corp., Sr. Unsec’d. Notes	A2	5.375%	12/15/17	515	616,662
Xylem, Inc., Sr. Unsec’d. Notes, 144A	Baa2	4.875%	10/01/21	1,060	1,131,098

					4,602,876

Chemicals — 0.2%
Dow Chemical Co. (The), Sr. Unsec’d. Notes	Baa3	7.600%	05/15/14	1,600	1,811,707
Dow Chemical Co. (The), Sr. Unsec’d. Notes	Baa3	9.400%	05/15/39	35	53,820
Ecolab, Inc., Sr. Unsec’d. Notes	Baa1	5.500%	12/08/41	290	314,507
ICI Wilmington, Inc., Gtd. Notes	Baa1	5.625%	12/01/13	780	827,479
PPG Industries, Inc., Sr. Unsec’d. Notes	Baa1	5.500%	11/15/40	135	149,096
Union Carbide Corp., Sr. Unsec’d. Notes	Baa3	7.500%	06/01/25	500	581,558

					3,738,167

Consumer — 0.2%
Newell Rubbermaid, Inc., Sr. Unsec’d. Notes	Baa3	6.250%	04/15/18	1,600	1,825,939
Sealy Mattress Co., Sr. Sec’d. Notes, 144A	Ba3	10.875%	04/15/16	1,104	1,197,851
VF Corp., Sr. Unsec’d. Notes	A3	3.500%	09/01/21	520	533,634

					3,557,424

Electric — 0.7%
Arizona Public Service Co., Sr. Unsec’d. Notes	Baa2	6.250%	08/01/16	170	199,232
Baltimore Gas & Electric Co., Sr. Unsec’d. Notes	Baa1	6.350%	10/01/36	530	652,600
CenterPoint Energy Houston Electric LLC, Genl. Ref. Mtge., Ser. J2	A3	5.700%	03/15/13	1,070	1,121,085
CenterPoint Energy Houston Electric LLC, Genl. Ref. Mtge., Ser. K2	A3	6.950%	03/15/33	300	394,474
Consolidated Edison Co. of New York, Inc., Sr. Unsec’d. Notes, Ser. 09-C	A3	5.500%	12/01/39	145	171,065
Consumers Energy Co., First Mtge. Bonds, Ser. D	A3	5.375%	04/15/13	435	456,141
Duke Energy Carolinas LLC, First Mtge. Bonds(a)	A1	6.050%	04/15/38	530	670,227
El Paso Electric Co., Sr. Unsec’d. Notes	Baa2	6.000%	05/15/35	845	936,108
Empresa Nacional de Electricidad SA (Chile), Sr. Unsec’d. Notes	Baa2	8.625%	08/01/15	1,160	1,367,848
ENEL Finance International SA (Luxembourg), Gtd. Notes, 144A	A3	6.000%	10/07/39	1,260	1,143,551
Exelon Corp., Sr. Unsec’d. Notes	Baa2	4.900%	06/15/15	195	212,703
Exelon Generation Co. LLC, Sr. Unsec’d. Notes	Baa1	6.250%	10/01/39	1,375	1,608,977
Florida Power & Light Co., First Mtge. Bonds	Aa3	5.950%	10/01/33	380	467,800
Georgia Power Co., Sr. Unsec’d. Notes, Ser. B	A3	5.700%	06/01/17	470	561,894
Iberdrola International BV (Netherlands), Gtd. Notes	A3	6.750%	09/15/33	140	151,804
Indiana Michigan Power Co., Sr. Unsec’d. Notes, Ser. INDF	Baa2	5.050%	11/15/14	575	621,175
MidAmerican Energy Holdings Co., Sr. Unsec’d. Notes	Baa1	5.950%	05/15/37	325	379,554
Nevada Power Co., Genl. Ref. Mtge., Ser. O	Baa2	6.500%	05/15/18	1,210	1,481,098
Niagara Mohawk Power Corp., Sr. Unsec’d. Notes, 144A	A3	4.881%	08/15/19	545	598,360
NSTAR, Sr. Unsec’d. Notes	A2	4.500%	11/15/19	605	661,262
Oncor Electric Delivery Co. LLC, Sr. Sec’d. Notes(a)	Baa1	6.375%	01/15/15	465	526,414
Public Service Co. of New Mexico, Sr. Unsec’d. Notes	Baa3	7.950%	05/15/18	135	163,889
Public Service Electric & Gas Co., Sr. Sec’d. Notes, MTN	A2	5.800%	05/01/37	515	638,016
Southern California Edison Co., Ser. 04-F	A1	4.650%	04/01/15	610	671,547
Southwestern Electric Power Co., Sr. Unsec’d. Notes	Baa3	3.550%	02/15/22	425	417,405
Xcel Energy, Inc., Sr. Unsec’d. Notes(a)	Baa1	4.800%	09/15/41	480	503,922
Xcel Energy, Inc., Sr. Unsec’d. Notes	Baa1	5.613%	04/01/17	263	302,235

					17,080,386

Energy — Integrated — 0.1%
BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	4.500%	10/01/20	480	527,276
BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	5.250%	11/07/13	960	1,025,870

					1,553,146

Energy — Other — 0.3%
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	Baa3	6.375%	09/15/17	1,070	1,271,392
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	Baa3	6.450%	09/15/36	305	353,069
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	Baa3	6.950%	06/15/19	225	274,668
Nabors Industries, Inc., Gtd. Notes	Baa2	4.625%	09/15/21	890	928,543
Phillips 66, Gtd. Notes, 144A	Baa1	2.950%	05/01/17	415	421,807
Pioneer Natural Resources Co., Sr. Unsec’d. Notes(a)	Ba1	6.875%	05/01/18	1,450	1,705,442
Transocean, Inc. (Cayman Islands), Gtd. Notes	Baa3	7.350%	12/15/41	140	165,529
Weatherford International Ltd. (Bermuda), Gtd. Notes(a)	Baa2	5.125%	09/15/20	685	728,750
Weatherford International Ltd. (Bermuda), Gtd. Notes	Baa2	6.500%	08/01/36	25	26,945
Woodside Finance Ltd. (Australia), Gtd. Notes, 144A	Baa1	5.000%	11/15/13	1,660	1,743,330

					7,619,475

Foods — 0.5%
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	A3	8.000%	11/15/39	1,160	1,733,368
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	A3	8.200%	01/15/39	230	348,892
ARAMARK Corp., Gtd. Notes(a)	B3	8.500%	02/01/15	650	666,257
Beam, Inc., Sr. Unsec’d. Notes	Baa2	6.375%	06/15/14	708	778,613
Bunge Ltd. Finance Corp., Gtd. Notes	Baa2	5.350%	04/15/14	1,000	1,060,613
Bunge Ltd. Finance Corp., Gtd. Notes	Baa2	8.500%	06/15/19	860	1,050,567
Cargill, Inc., Sr. Unsec’d. Notes, 144A (cost $646,913; purchased 11/19/07)(d)(g)	A2	6.000%	11/27/17	650	773,929
Delhaize Group SA (Belgium), Gtd. Notes	Baa3	6.500%	06/15/17	460	531,600
J.M. Smucker Co. (The), Gtd. Notes	A3	3.500%	10/15/21	410	415,381
Kroger Co. (The), Gtd. Notes	Baa2	6.750%	04/15/12	215	215,519
SABMiller Holdings, Inc., Gtd. Notes, 144A(a)	Baa1	3.750%	01/15/22	1,240	1,261,528
Smithfield Foods, Inc., Sr. Sec’d. Notes	Ba2	10.000%	07/15/14	695	813,150
Tyson Foods, Inc., Gtd. Notes	Ba1	6.850%	04/01/16	785	890,975

					10,540,392

Healthcare & Pharmaceutical — 0.3%
Amgen, Inc., Sr. Unsec’d. Notes	Baa1	5.150%	11/15/41	1,590	1,596,409
Aristotle Holding, Inc., Gtd. Notes, 144A	Baa3	2.750%	11/21/14	2,060	2,116,574
AstraZeneca PLC (United Kingdom), Sr. Unsec’d. Notes	A1	6.450%	09/15/37	480	625,940
Genentech, Inc., Sr. Unsec’d. Notes	AA-(c)	4.750%	07/15/15	270	301,423
Gilead Sciences, Inc., Sr. Unsec’d. Notes	Baa1	5.650%	12/01/41	470	502,056
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	Baa2	5.625%	12/15/15	560	630,787
Merck & Co., Inc., Sr. Unsec’d. Notes	Aa3	5.950%	12/01/28	205	257,187
Watson Pharmaceuticals, Inc., Sr. Unsec’d. Notes(a)	Baa3	6.125%	08/15/19	440	494,094

					6,524,470

Healthcare Insurance — 0.2%
Aetna, Inc., Sr. Unsec’d. Notes(a)	Baa1	6.625%	06/15/36	480	597,906
CIGNA Corp., Sr. Unsec’d. Notes	Baa2	5.875%	03/15/41	540	598,294
CIGNA Corp., Sr. Unsec’d. Notes	Baa2	6.150%	11/15/36	640	712,100
Coventry Health Care, Inc., Sr. Unsec’d. Notes	Baa3	6.125%	01/15/15	1,200	1,299,294
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	A3	6.000%	06/15/17	115	138,212
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	A3	6.500%	06/15/37	400	492,474
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	A3	6.625%	11/15/37	410	518,675
WellPoint, Inc., Sr. Unsec’d. Notes	Baa1	5.000%	12/15/14	1,085	1,190,195

					5,547,150

Insurance — 0.8%
Allied World Assurance Co. Holdings Ltd. (Switzerland), Gtd. Notes	Baa1	5.500%	11/15/20	480	490,268
Allstate Corp. (The), Sr. Unsec’d. Notes	A3	5.200%	01/15/42	115	120,310
American International Group, Inc., Sr. Unsec’d. Notes	Baa1	4.250%	05/15/13	655	669,477
American International Group, Inc., Sr. Unsec’d. Notes	Baa1	6.400%	12/15/20	910	1,029,873
American International Group, Inc., Sr. Unsec’d. Notes	Baa1	8.250%	08/15/18	900	1,080,370
Axis Specialty Finance LLC, Gtd. Notes	Baa1	5.875%	06/01/20	990	1,036,035
Chubb Corp. (The), Jr. Sub. Notes(a)(b)	A3	6.375%	03/29/67	1,260	1,300,950
Liberty Mutual Group, Inc., Bonds, 144A	Baa2	7.000%	03/15/34	910	991,669
Lincoln National Corp., Jr. Sub. Notes(b)	Ba1	6.050%	04/20/67	250	233,125
Lincoln National Corp., Sr. Unsec’d. Notes	Baa2	6.300%	10/09/37	476	511,273
Lincoln National Corp., Sr. Unsec’d. Notes	Baa2	7.000%	06/15/40	660	775,113
Lincoln National Corp., Sr. Unsec’d. Notes	Baa2	8.750%	07/01/19	505	639,265
MetLife, Inc., Sr. Unsec’d. Notes	A3	5.700%	06/15/35	960	1,116,660
MetLife, Inc., Sr. Unsec’d. Notes	A3	6.375%	06/15/34	85	104,578
MetLife, Inc., Sr. Unsec’d. Notes(a)	A3	6.750%	06/01/16	270	320,777
New York Life Insurance Co., Sub. Notes, 144A	Aa2	6.750%	11/15/39	650	814,357
Northwestern Mutual Life Insurance, Notes, 144A(a)	Aa2	6.063%	03/30/40	350	412,057
Ohio National Financial Services, Inc., Sr. Notes, 144A	Baa1	6.350%	04/01/13	1,000	1,035,616
Ohio National Financial Services, Inc., Sr. Notes, 144A	Baa1	6.375%	04/30/20	640	699,254
Pacific Life Insurance Co., Sub. Notes, 144A	A3	9.250%	06/15/39	870	1,126,767
Progressive Corp. (The), Jr. Sub. Notes(a)(b)	A2	6.700%	06/15/37	715	741,813
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A	Aa2	6.850%	12/16/39	1,430	1,770,955
Unum Group, Sr. Unsec’d. Notes	Baa3	5.625%	09/15/20	315	333,379
W.R. Berkley Corp., Sr. Unsec’d. Notes	Baa2	5.600%	05/15/15	705	750,948
W.R. Berkley Corp., Sr. Unsec’d. Notes	Baa2	6.150%	08/15/19	575	617,914
XL Group PLC (Ireland), Sr. Unsec’d. Notes	Baa2	5.250%	09/15/14	110	116,523

					18,839,326

Lodging — 0.3%
Host Marriott LP, Gtd. Notes, Ser. O	Ba1	6.375%	03/15/15	750	763,125
Marriott International, Inc., Sr. Unsec’d. Notes	Baa2	3.000%	03/01/19	490	481,927
Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec’d. Notes	Baa3	6.250%	02/15/13	1,585	1,648,400
Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec’d. Notes	Baa3	6.750%	05/15/18	2,700	3,132,000
Wyndham Worldwide Corp., Sr. Unsec’d. Notes(a)	Baa3	4.250%	03/01/22	890	872,489

					6,897,941

Media & Entertainment — 0.4%
CBS Corp., Gtd. Notes	Baa2	3.375%	03/01/22	680	656,417
Gannett Co., Inc., Sr. Unsec’d. Notes	Ba2	6.375%	04/01/12	2,500	2,500,205
News America, Inc., Gtd. Notes	Baa1	6.150%	03/01/37	250	279,445
News America, Inc., Gtd. Notes	Baa1	6.150%	02/15/41	475	544,133
News America, Inc., Gtd. Notes	Baa1	6.900%	08/15/39	35	41,479
News America, Inc., Gtd. Notes	Baa1	7.625%	11/30/28	1,265	1,458,622
Time Warner, Inc., Gtd. Notes	Baa2	6.200%	03/15/40	175	198,296
Time Warner, Inc., Gtd. Notes	Baa2	6.250%	03/29/41	495	565,613
Time Warner, Inc., Gtd. Notes	Baa2	7.250%	10/15/17	745	919,262
Time Warner, Inc., Gtd. Notes	Baa2	7.625%	04/15/31	155	198,455

Time Warner, Inc., Gtd. Notes	Baa2	9.150%	02/01/23	625	851,232
Viacom, Inc., Sr. Unsec’d. Notes	Baa1	6.750%	10/05/37	420	523,654

					8,736,813

Metals — 0.2%
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes(a)	Baa3	6.125%	06/01/18	860	903,608
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes	Baa3	6.250%	02/25/22	480	485,328
Freeport-McMoRan Copper & Gold, Inc., Sr. Unsec’d. Notes	Baa3	3.550%	03/01/22	1,005	965,220
Newmont Mining Corp., Gtd. Notes	Baa1	6.250%	10/01/39	125	138,914
Peabody Energy Corp., Sr. Unsec’d. Notes, 144A	Ba1	6.000%	11/15/18	1,275	1,249,500
Rio Tinto Alcan, Inc. (Canada), Sr. Unsec’d. Notes	A-(c)	4.500%	05/15/13	255	265,795
Southern Copper Corp., Sr. Unsec’d. Notes	Baa2	7.500%	07/27/35	120	140,690
Teck Resources Ltd. (Canada), Gtd. Notes(a)	Baa2	5.200%	03/01/42	585	555,002
Xstrata Finance Canada Ltd. (Canada), Gtd. Notes, 144A	Baa2	2.850%	11/10/14	995	1,013,065

					5,717,122

Non-Captive Finance — 0.4%
CIT Group, Inc., Gtd. Notes, 144A	B1	7.000%	05/04/15	250	250,300
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN(a)	Aa2	5.875%	01/14/38	970	1,066,258
General Electric Capital Corp., Sr. Unsec’d. Notes, Ser. G, MTN(h)	Aa2	6.000%	08/07/19	3,010	3,514,958
General Electric Capital Corp., Sr. Unsec’d. Notes, Ser. G, MTN(a)	Aa2	6.875%	01/10/39	730	901,506
International Lease Finance Corp., Sr. Unsec’d. Notes	B1	5.750%	05/15/16	230	229,742
International Lease Finance Corp., Sr. Unsec’d. Notes, MTN	B1	6.375%	03/25/13	1,750	1,798,125
SLM Corp., Sr. Notes, MTN	Ba1	6.250%	01/25/16	365	379,600
SLM Corp., Sr. Unsec’d. Notes, MTN	Ba1	8.000%	03/25/20	1,000	1,080,000
SLM Corp., Sr. Unsec’d. Notes, MTN(a)	Ba1	8.450%	06/15/18	1,025	1,142,875

					10,363,364

Packaging
Sealed Air Corp., Gtd. Notes, 144A	B1	6.875%	07/15/33	450	429,750

Paper — 0.1%
Georgia-Pacific LLC, Gtd. Notes, 144A (cost $273,386; purchased 10/27/10)(d)(g)	Baa3	5.400%	11/01/20	275	306,977
International Paper Co., Sr. Unsec’d. Notes	Baa3	6.000%	11/15/41	740	803,248
International Paper Co., Sr. Unsec’d. Notes	Baa3	7.950%	06/15/18	615	772,794
Rock-Tenn Co., Unsec’d. Notes, 144A	Ba1	4.900%	03/01/22	675	674,010

					2,557,029

Pipelines & Other — 0.3%
Energy Transfer Partners LP, Sr. Unsec’d. Notes	Baa3	4.650%	06/01/21	610	621,453
Energy Transfer Partners LP, Sr. Unsec’d. Notes	Baa3	5.200%	02/01/22	400	418,463
NiSource Finance Corp., Gtd. Notes	Baa3	5.450%	09/15/20	500	552,732
ONEOK Partners LP, Gtd. Notes	Baa2	6.650%	10/01/36	130	150,119
Sempra Energy, Sr. Unsec’d. Notes	Baa1	6.000%	02/01/13	80	83,490
Spectra Energy Capital LLC, Gtd. Notes	Baa2	6.200%	04/15/18	3,310	3,866,050
Spectra Energy Capital LLC, Gtd. Notes	Baa2	6.250%	02/15/13	205	214,093

					5,906,400

Railroads — 0.1%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	A3	6.700%	08/01/28	735	882,430
CSX Corp., Sr. Unsec’d. Notes	Baa3	6.150%	05/01/37	690	801,246
Norfolk Southern Corp., Sr. Unsec’d. Notes	Baa1	5.590%	05/17/25	630	740,770
Norfolk Southern Corp., Sr. Unsec’d. Notes	Baa1	7.800%	05/15/27	24	33,205

					2,457,651

Real Estate Investment Trusts — 0.3%
Brandywine Operating Partnership LP, Gtd. Notes	Baa3	5.750%	04/01/12	391	391,028
HCP, Inc., Sr. Unsec’d. Notes	Baa2	2.700%	02/01/14	670	679,342
Mack-Cali Realty LP, Sr. Unsec’d. Notes	Baa2	7.750%	08/15/19	685	827,092
Post Apartment Homes LP, Sr. Unsec’d. Notes	Baa3	5.450%	06/01/12	545	548,399
Post Apartment Homes LP, Sr. Unsec’d. Notes	Baa3	6.300%	06/01/13	650	679,312
ProLogis LP, Gtd. Notes	Baa2	6.875%	03/15/20	68	78,111
Simon Property Group LP, Sr. Unsec’d. Notes	A3	2.800%	01/30/17	235	240,623
Simon Property Group LP, Sr. Unsec’d. Notes(a)	A3	3.375%	03/15/22	190	183,237
Simon Property Group LP, Sr. Unsec’d. Notes	A3	6.125%	05/30/18	2,925	3,443,775

					7,070,919

Retailers — 0.2%
CVS Caremark Corp., Sr. Unsec’d. Notes	Baa2	5.750%	05/15/41	960	1,082,069
CVS Caremark Corp., Sr. Unsec’d. Notes	Baa2	6.125%	09/15/39	335	391,320
Lowe’s Cos., Inc., Sr. Unsec’d. Notes	A3	6.500%	03/15/29	345	421,880
Macy’s Retail Holdings, Inc., Gtd. Notes(a)	Baa3	3.875%	01/15/22	300	300,874
Macy’s Retail Holdings, Inc., Gtd. Notes(a)	Baa3	5.875%	01/15/13	2,000	2,072,094

Nordstrom, Inc., Sr. Unsec’d. Notes(a)	Baa1	4.000%	10/15/21	220	234,076
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes(a)	Aa2	5.625%	04/15/41	650	786,740

					5,289,053

Technology — 0.3%
Arrow Electronics, Inc., Sr. Unsec’d. Notes(a)	Baa3	3.375%	11/01/15	370	380,925
Fiserv, Inc., Gtd. Notes	Baa2	3.125%	06/15/16	330	337,209
Seagate Technology International (Cayman Islands), Sec’d. Notes, 144A	Baa3	10.000%	05/01/14	1,225	1,384,250
STATS ChipPAC Ltd. (Singapore), Gtd. Notes, 144A	Ba1	7.500%	08/12/15	900	965,250
Xerox Corp., Sr. Unsec’d. Notes	Baa2	4.250%	02/15/15	2,650	2,814,647

					5,882,281

Telecommunications — 0.6%
America Movil SAB de CV (Mexico), Gtd. Notes	A2	6.125%	03/30/40	560	650,338
AT&T Corp., Gtd. Notes	A2	8.000%	11/15/31	18	25,286
AT&T, Inc., Sr. Unsec’d. Notes	A2	5.350%	09/01/40	973	1,034,601
AT&T, Inc., Sr. Unsec’d. Notes(a)	A2	5.550%	08/15/41	1,195	1,324,565
AT&T, Inc., Sr. Unsec’d. Notes(a)	A2	6.550%	02/15/39	1,115	1,356,909
British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes	Baa2	9.625%	12/15/30	350	514,963
Cellco Partnership/Verizon Wireless Capital LLC, Sr. Unsec’d. Notes	A2	8.500%	11/15/18	2,400	3,295,255
Embarq Corp., Sr. Unsec’d. Notes (cost $367,380; purchased 05/04/11-05/11/11)(d)(g)	Baa3	7.082%	06/01/16	325	366,022
Embarq Corp., Sr. Unsec’d. Notes (cost $1,667,844; purchased 05/12/06-04/10/07)(d)(g)	Baa3	7.995%	06/01/36	1,645	1,662,707
Telecom Italia Capital SA (Luxembourg), Gtd. Notes	Baa2	5.250%	11/15/13	170	174,675
Telecom Italia Capital SA (Luxembourg), Gtd. Notes	Baa2	7.175%	06/18/19	440	468,600
Telecom Italia Capital SA (Luxembourg), Gtd. Notes	Baa2	7.200%	07/18/36	1,260	1,222,200
Telefonica Emisiones SAU (Spain), Gtd. Notes	Baa1	5.877%	07/15/19	325	329,941
Telefonica Emisiones SAU (Spain), Gtd. Notes	Baa1	7.045%	06/20/36	210	206,428
US Cellular Corp., Sr. Unsec’d. Notes	Baa2	6.700%	12/15/33	195	189,701
Verizon Communications, Inc., Sr. Unsec’d. Notes	A3	6.400%	02/15/38	55	66,622
Windstream Corp., Gtd. Notes	Ba3	8.125%	08/01/13	700	745,500

					13,634,313

Tobacco — 0.3%
Altria Group, Inc., Gtd. Notes	Baa1	9.700%	11/10/18	3,040	4,130,831
Altria Group, Inc., Gtd. Notes	Baa1	9.950%	11/10/38	130	197,736
Altria Group, Inc., Gtd. Notes	Baa1	10.200%	02/06/39	850	1,317,859
Lorillard Tobacco Co., Gtd. Notes	Baa2	8.125%	06/23/19	290	360,063
Reynolds American, Inc., Gtd. Notes	Baa3	7.250%	06/15/37	285	332,481

					6,338,970

TOTAL CORPORATE BONDS (cost $221,182,709)					238,035,463

MORTGAGE-BACKED SECURITIES — 11.2%
Federal Home Loan Mortgage Corp.(b)		2.386%	06/01/36	676	708,590
Federal Home Loan Mortgage Corp.		3.000%	TBA 15 YR	1,500	1,546,641
Federal Home Loan Mortgage Corp.		3.500%	TBA 30 YR	2,500	2,553,516
Federal Home Loan Mortgage Corp.		4.000%	06/01/26 - 12/01/40	6,935	7,346,211
Federal Home Loan Mortgage Corp.		4.000%	TBA 30 YR	2,500	2,608,594
Federal Home Loan Mortgage Corp.		4.500%	02/01/19 - 10/01/41	26,315	28,049,757
Federal Home Loan Mortgage Corp.		5.000%	07/01/18 - 05/01/34	5,486	5,945,215
Federal Home Loan Mortgage Corp.		5.000%	TBA 30 YR	8,000	8,612,187
Federal Home Loan Mortgage Corp.(b)		5.236%	12/01/35	1,221	1,300,710
Federal Home Loan Mortgage Corp.		5.500%	12/01/33 - 05/01/38	11,501	12,541,895
Federal Home Loan Mortgage Corp.		5.500%	TBA 30 YR	1,500	1,627,500
Federal Home Loan Mortgage Corp.		6.000%	03/01/32 - 12/01/33	1,344	1,507,294
Federal Home Loan Mortgage Corp.		6.000%	TBA 30 YR	2,000	2,200,625
Federal Home Loan Mortgage Corp.		6.500%	12/01/14 - 09/01/16	89	92,547
Federal Home Loan Mortgage Corp.		7.000%	05/01/31 - 10/01/32	618	718,238
Federal National Mortgage Association(b)		2.072%	07/01/33	613	646,910
Federal National Mortgage Association		3.000%	TBA 15 YR	6,000	6,195,000
Federal National Mortgage Association		3.500%	06/01/39	1,842	1,894,017
Federal National Mortgage Association		3.500%	TBA 15 YR	10,000	10,487,500
Federal National Mortgage Association		3.500%	TBA 30 YR	2,000	2,047,813
Federal National Mortgage Association		4.000%	TBA 30 YR	15,500	16,216,875
Federal National Mortgage Association		4.500%	11/01/18 - 03/01/41	18,460	19,849,036
Federal National Mortgage Association		5.000%	10/01/18 - 05/01/36	8,317	9,006,828

Federal National Mortgage Association		5.000%	TBA 30 YR	3,000	3,235,312
Federal National Mortgage Association		5.500%	03/01/16 - 04/01/37	16,630	18,236,897
Federal National Mortgage Association(b)		5.545%	07/01/37	778	828,228
Federal National Mortgage Association(b)		5.581%	06/01/37	212	226,020
Federal National Mortgage Association		6.000%	04/01/13 - 06/01/38	14,989	16,666,148
Federal National Mortgage Association		6.000%	TBA 30 YR	1,000	1,101,719
Federal National Mortgage Association		6.500%	07/01/17 - 01/01/37	5,931	6,718,904
Federal National Mortgage Association		7.000%	02/01/32 - 07/01/32	435	508,704
Federal National Mortgage Association		7.500%	05/01/12 - 05/01/32	98	117,400
Government National Mortgage Association		3.500%	TBA 30 YR	4,500	4,689,140
Government National Mortgage Association		3.500%	TBA 30 YR	3,000	3,116,719
Government National Mortgage Association		4.000%	05/20/41	405	435,948
Government National Mortgage Association		4.000%	TBA 30 YR	9,500	10,166,484
Government National Mortgage Association		4.000%	TBA 30 YR	1,500	1,609,219
Government National Mortgage Association		4.500%	01/20/41	2,683	2,927,633
Government National Mortgage Association		4.500%	TBA 30 YR	20,750	22,568,868
Government National Mortgage Association		5.000%	TBA 30 YR	10,500	11,572,969
Government National Mortgage Association		5.500%	08/15/33 - 04/15/36	5,081	5,720,335
Government National Mortgage Association		6.000%	11/15/23 - 07/15/34	1,684	1,910,452
Government National Mortgage Association		6.500%	10/15/23 - 09/15/36	3,201	3,702,133
Government National Mortgage Association		8.000%	01/15/24 - 07/15/24	47	55,364

TOTAL MORTGAGE-BACKED SECURITIES (cost $250,432,931)					259,818,095

MUNICIPAL BONDS — 0.5%
Bay Area Toll Authority, Revenue Bonds, BABs	Aa3	6.263%	04/01/49	1,305	1,680,005
Chicago O’Hare International Airport, Revenue Bonds, BABs	A1	6.395%	01/01/40	970	1,185,243
Metropolitan Government of Nashville & Davidson County Convention Center Authority, Revenue Bonds, BABs	Aa2	6.731%	07/01/43	945	1,111,225
New Jersey State Turnpike Authority, Revenue Bonds, Ser. F, BABs	A3	7.414%	01/01/40	1,000	1,426,310
New York City Transitional Finance Authority, Revenue Bonds, BABs	Aa1	5.767%	08/01/36	1,100	1,301,575
Ohio State University (The), Revenue Bonds, BABs	Aa1	4.910%	06/01/40	415	461,468
Ohio State Water Development Authority, Revenue Bonds, BABs	Aaa	4.879%	12/01/34	275	295,611
Oregon State Department of Transportation, Revenue Bonds, Ser. A, BABs	Aa2	5.834%	11/15/34	425	514,505
Pennsylvania Turnpike Commission, Revenue Bonds, Ser. B, BABs	Aa3	5.511%	12/01/45	505	558,278
Regional Transportation District, Revenue Bonds, Ser. 2010B, BABs	Aa2	5.844%	11/01/50	625	780,831
State of California, General Obligation Unlimited, BABs	A1	7.300%	10/01/39	1,250	1,565,000
State of California, General Obligation Unlimited, BABs	A1	7.500%	04/01/34	350	443,436
State of California, General Obligation Unlimited, BABs	A1	7.550%	04/01/39	245	314,803
State of California, General Obligation Unlimited, BABs	A1	7.625%	03/01/40	205	265,360
Texas State Transportation Commission, Revenue Bonds, Ser. B, BABs	Aaa	5.028%	04/01/26	305	364,475

TOTAL MUNICIPAL BONDS (cost $10,072,077)					12,268,125

NON-CORPORATE FOREIGN AGENCIES — 0.8%
Commonwealth Bank of Australia (Australia), 144A	Aaa	2.700%	11/25/14	7,220	7,556,640
Export-Import Bank of Korea (South Korea), Sr. Unsec’d. Notes	A1	4.000%	01/29/21	460	452,656
Export-Import Bank of Korea (South Korea), Sr. Unsec’d. Notes	A1	5.125%	06/29/20	365	391,220
Korea Hydro & Nuclear Power Co. Ltd. (South Korea), Sr. Unsec’d. Notes, 144A	A1	6.250%	06/17/14	800	866,059
Kreditanstalt Fuer Wiederaufbau (Germany), Gtd. Notes	Aaa	2.375%	08/25/21	730	713,515
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes , MTN(a)	Baa1	4.750%	03/08/44	846	829,080
Pemex Project Funding Master Trust, Gtd. Notes	Baa1	8.625%	12/01/23	350	446,250
Petrobras International Finance Co. - Pifco (Cayman Islands), Gtd. Notes	A3	5.375%	01/27/21	1,760	1,895,061
Qatar Government International Bond (Qatar), Sr. Unsec’d. Notes (Qatar), 144A(a)	Aa2	5.250%	01/20/20	285	314,212
RSHB Capital SA For OJSC Russian Agricultural Bank (Luxembourg), Sr. Sec’d. Notes, 144A	Baa1	6.299%	05/15/17	2,100	2,226,000

Russian Foreign Bond - Eurobond (Russia), Unsec’d. Notes , 144A	Baa1	3.250%	04/04/17	2,200	2,216,676

TOTAL NON-CORPORATE FOREIGN AGENCIES (cost $17,261,149)					17,907,369

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.2%
Federal Home Loan Banks		5.500%	07/15/36	950	1,191,828
Federal Home Loan Mortgage Corp.		1.250%	05/12/17	820	818,892
Federal Home Loan Mortgage Corp.(a)		5.125%	11/17/17	420	504,009
Resolution Funding Corp. Interest Strip, Bonds(i)		1.790%	04/15/18	2,645	2,383,047
Tennessee Valley Authority		5.880%	04/01/36	85	109,923

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $4,528,309)					5,007,699

U.S. GOVERNMENT TREASURY OBLIGATIONS — 6.6%
U.S. Treasury Bonds		3.125%	11/15/41	6,455	6,191,759
U.S. Treasury Bonds		4.250%	11/15/40	175	206,090
U.S. Treasury Bonds		4.375%	05/15/40	3,605	4,332,197
U.S. Treasury Bonds(a)		4.375%	05/15/41	2,780	3,342,083
U.S. Treasury Bonds		6.250%	08/15/23	740	1,024,900
U.S. Treasury Inflation Indexed Note		1.375%	01/15/20	9,038	10,380,247
U.S. Treasury Notes		1.000%	03/31/17	1,045	1,042,796
U.S. Treasury Notes		1.500%	03/31/19	14,890	14,777,164
U.S. Treasury Notes		1.875%	09/30/17	5,650	5,850,841
U.S. Treasury Notes		1.875%	10/31/17	11,550	11,953,349
U.S. Treasury Notes(a)		2.000%	02/15/22	1,010	990,589
U.S. Treasury Notes		2.375%	02/28/15	8,345	8,788,328
U.S. Treasury Notes		3.250%	05/31/16	6,300	6,920,159
U.S. Treasury Notes		3.500%	02/15/18	3,830	4,303,963
U.S. Treasury Notes		4.250%	11/15/17	6,475	7,536,796
U.S. Treasury Notes(a)		4.500%	11/15/15	3,875	4,401,760
U.S. Treasury Notes		4.750%	08/15/17	2,110	2,505,625
U.S. Treasury Strips Coupon(a)(j)		1.750%	02/15/19	9,905	8,828,445
U.S. Treasury Strips Coupon(j)		2.830%	05/15/24	16,380	11,649,292
U.S. Treasury Strips Coupon(j)		2.870%	08/15/24	11,695	8,218,907
U.S. Treasury Strips Coupon(j)		3.160%	11/15/23	12,715	9,260,602
U.S. Treasury Strips Coupon(j)		3.230%	02/15/24	10,000	7,196,950
U.S. Treasury Strips Coupon(j)		3.580%	05/15/25	6,000	4,064,124
U.S. Treasury Strips Coupon(j)		4.040%	05/15/27	2,280	1,406,958
U.S. Treasury Strips Coupon(j)		5.030%	08/15/33	8,260	3,949,692
U.S. Treasury Strips Principal(i)		3.940%	08/15/27	7,610	4,715,422

TOTAL U.S. GOVERNMENT TREASURY OBLIGATIONS (cost $145,214,660)					153,839,038

TOTAL LONG-TERM INVESTMENTS (cost $1,549,360,058)					2,098,017,731

SHORT-TERM INVESTMENTS — 21.1%
U.S. GOVERNMENT TREASURY OBLIGATION — 0.2%
U.S. Treasury Bill(h)(k) (cost $3,949,544)		0.047%	06/28/12	3,950	3,949,333

				Shares
AFFILIATED MUTUAL FUNDS — 20.9%
Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund (cost $125,373,759)(l)				12,941,052	115,822,415
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $369,409,391; includes $143,289,652 of cash collateral received for securities on loan)(l)(m)				369,409,391	369,409,391

TOTAL AFFILIATED MUTUAL FUNDS (cost $494,783,150)					485,231,806

TOTAL SHORT-TERM INVESTMENTS (cost $498,732,694)					489,181,139

TOTAL INVESTMENTS — 111.5% (cost $2,048,092,752)					2,587,198,870
LIABILITIES IN EXCESS OF OTHER ASSETS(n) — (11.5)%					(266,109,637)

NET ASSETS — 100.0%					$2,321,089,233

The following abbreviations are used in portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
BABs	Build America Bonds
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FHLMC	Federal Home Loan Mortgage Corp.
I/O	Interest Only
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
NR	Not Rated by Moody’s or Standard & Poor’s
TBA	To Be Announced

*	Non-income producing security.
†	The ratings reflected are as of March 31, 2012. Ratings of certain bonds may have changed subsequent to that date.
#	Principal amount shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $139,930,097; cash collateral of $143,289,652 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Indicates a variable rate security. The interest rate shown reflects the rate in effect at March 31, 2012.
(c)	Standard & Poor’s Rating.
(d)	Indicates a security that has been deemed illiquid.
(e)	Represents security, or a portion thereof, segregated as collateral for swap agreements.
(f)	Represents issuer in default on interest payments and/or principal repayment; non-income producing security.
(g)	Indicates a restricted security; the aggregate original cost of such securities is $4,997,696. The aggregate value of $5,400,552 is approximately 0.2% of net assets.
(h)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(i)	Represents zero coupon bond. Rate shown reflects the effective yield at March 31, 2012.
(j)	Rate shown reflects the effective yield at March 31, 2012.
(k)	Rate quoted represents yield-to-maturity as of purchase date.
(l)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund and the Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund.
(m)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(n)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Open futures contracts outstanding at March 31, 2012:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2012	Unrealized Appreciation/ (Depreciation)
	Long Positions:
283	2 Year U.S. Treasury Notes	Jun. 2012	$62,322,254	$62,299,796	$(22,458)
303	5 Year U.S. Treasury Notes	Jun. 2012	36,997,779	37,129,336	131,557
95	10 Year U.S. Treasury Notes	Jun. 2012	12,245,508	12,301,016	55,508
401	S&P 500 E-mini	Jun. 2012	27,463,437	28,134,160	670,723
83	S&P 500 Index	Jun. 2012	28,724,449	29,116,400	391,951

					1,227,281

	Short Positions:
122	U.S. Long Bond	Jun. 2012	17,367,319	16,805,500	561,819
49	U.S. Ultra Bond	Jun. 2012	7,558,555	7,397,469	161,086

					722,905

					$1,950,186

Interest rate swap agreements outstanding at March 31, 2012:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Counter party
Over-the-counter swap agreements:
$2,750	11/01/14	0.784%	3 month LIBOR(2)	$(13,703)	$—	$(13,703)	Morgan Stanley Capital Services, Inc.
1,900	09/14/16	1.206%	3 month LIBOR(2)	(7,171)	—	(7,171)	Deutsche Bank AG
2,200	01/09/17	1.237%	3 month LIBOR(2)	(5,665)	—	(5,665)	Barclays Bank PLC
7,115	11/15/18	1.531%	3 month LIBOR(2)	71,015	—	71,015	Citibank, NA
6,935	11/15/18	1.712%	3 month LIBOR(2)	(10,488)	—	(10,488)	Citibank, NA
6,935	11/15/18	1.700%	3 month LIBOR(2)	(5,307)	—	(5,307)	Morgan Stanley Capital Services, Inc.
5,155	07/20/21	3.035%	3 month LIBOR(1)	404,773	—	404,773	Citibank, NA
4,650	11/23/21	2.148%	3 month LIBOR(2)	2,254	—	2,254	Citibank, NA
2,625	01/27/22	2.071%	3 month LIBOR(2)	37,124	—	37,124	Citibank, NA
1,170	01/30/22	2.082%	3 month LIBOR(2)	15,833	—	15,833	Citibank, NA
2,510	02/07/22	2.056%	3 month LIBOR(2)	41,290	—	41,290	Citibank, NA
2,825	02/10/22	2.097%	3 month LIBOR(2)	36,478	—	36,478	Morgan Stanley Capital Services, Inc.

				$566,433	$—	$566,433

(1)	Portfolio pays the floating rate and receives the fixed rate.
(2)	Portfolio pays the fixed rate and receives the floating rate.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

Credit default swap agreements outstanding at March 31, 2012:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(2)	Fair Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Counterparty
Over-the-counter credit default swaps on corporate issues - Buy Protection(1):
Bunge Ltd. Finance Corp.	06/20/14	0.650%	$1,110	$8,410	$—	$8,410	JPMorgan Chase Bank
Macy’s Retail Holdings, Inc.	12/20/12	1.000%	2,000	(11,417)	18,070	(29,487)	Deutsche Bank AG
Newell Rubbermaid, Inc.	06/20/18	1.000%	1,600	3,241	—	3,241	Morgan Stanley Capital Services, Inc.
Simon Property Group LP	06/20/18	0.970%	2,700	9,426	—	9,426	Morgan Stanley Capital Services, Inc.
Spectra Energy Capital LLC	06/20/18	1.150%	2,800	(5,876)	—	(5,876)	Deutsche Bank AG
Starwood Hotels & Resorts Worldwide, Inc.	03/20/14	7.050%	1,585	(204,979)	—	(204,979)	Deutsche Bank AG
Starwood Hotels & Resorts Worldwide, Inc.	06/20/18	1.450%	2,700	(30,304)	—	(30,304)	Merrill Lynch Capital Services, Inc.

				$(231,499)	$18,070	$(249,569)

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of March 31, 2012 categorized by risk exposure:

Derivative Fair Value at 03/31/2012
Credit contracts	$(249,569)
Equity contracts	1,062,674
Interest rate contracts	1,453,945

Total	$2,267,050

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally for securities actively traded on a regulated securities exchange and for open-end mutual funds which are traded at daily net asset value.

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$1,254,980,745	$—	$—
Exchange Traded Fund	252,540	—	—
Preferred Stocks	1,460,684	—	—
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	—	24,580,290	—
Residential Mortgage-Backed Securities	—	9,447,862	—
Bank Loans	—	6,261,670	1,018,442
Collateralized Mortgage Obligations	—	7,378,434	—
Commercial Mortgage-Backed Securities	—	105,387,611	373,664
Corporate Bonds	—	238,035,463	—
Mortgage-Backed Securities	—	259,818,095	—
Municipal Bonds	—	12,268,125	—
Non-Corporate Foreign Agencies	—	17,907,369	—
U.S. Government Agency Obligations	—	5,007,699	—
U.S. Government Treasury Obligations	—	157,788,371	—
Affiliated Mutual Funds	485,231,806	—	—
Other Financial Instruments*
Futures Contracts	1,950,186	—	—
Interest Rate Swap Agreements	—	566,433	—
Credit Default Swap Agreements	—	(249,569)	—

Total	$1,743,875,961	$844,197,853	$1,392,106

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

Diversified Bond Portfolio

Schedule of Investments

as of March 31, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 89.1%
ASSET-BACKED SECURITIES — 12.5%
Non-Residential Mortgage-Backed Securities — 8.4%
Apidos CDO (Cayman Islands), 144A
Ser. 2006-4A, Class A1(a)	Aaa	0.807%	10/27/18	$ 2,000	$ 1,901,276
Ser. 2011-8A, Class A1(a)	Aaa	2.094%	10/17/21	4,000	3,990,288
ARES CLO Funds (Cayman Islands), 144A
Ser. 2004-8A, Class A1A(a)	Aaa	0.921%	02/26/16	435	430,774
Ser. 2005-10A, Class A2(a)	Aaa	0.714%	09/18/17	532	523,171
Ser. 2005-10A, Class A3(a)	Aaa	0.714%	09/18/17	452	444,936
BA Credit Card Trust, Ser. 2006-C5, Class C5(a)	A3	0.642%	01/15/16	5,750	5,715,131
Bank One Issuance Trust, Ser. 2004-C2, Class C2(a)	Baa2	1.042%	02/15/17	2,100	2,086,800
Black Diamond CLO Ltd. (Cayman Islands), Ser. 2005-1A, Class A1, 144A(a)	Aaa	0.744%	06/20/17	3,850	3,712,189
BlackRock Senior Income Series Corp. (Cayman Islands), Ser. 2005-2A, Class A1, 144A(a)	Aaa	0.741%	05/25/17	862	846,359
Chatham Light CLO Ltd. (Cayman Islands), Ser. 2005-2A, Class A1, 144A(a)	Aaa	0.787%	08/03/19	4,162	4,077,001
Citibank Credit Card Issuance Trust
Ser. 2003-C4, Class C4	Baa2	5.000%	06/10/15	6,500	6,780,249
Ser. 2005-C2, Class C2(a)	Baa2	0.712%	03/24/17	2,320	2,263,239
Ser. 2005-C3, Class C3(a)	Baa2	0.652%	07/15/14	5,280	5,278,577
Ser. 2006-C1, Class C1(a)	Baa2	0.642%	02/20/15	6,320	6,303,744
COA Tempus CLO Ltd., Ser. 2010-1A, Class A1, 144A(a)(b)	Aaa	2.461%	04/20/19	2,000	2,010,212
Eaton Vance CDO IV Ltd. (Cayman Islands), Ser. 2007-9A, Class A1A, 144A(a)(b)	Aaa	0.771%	04/20/19	1,900	1,843,492
First CLO Ltd. (Cayman Islands), Ser. 2004-1 A1, ClassA1, 144A(a)	Aaa	0.907%	07/27/16	128	128,034
Four Corners CLO (Cayman Islands), 144A
Ser. 2005-1A, Class A3(a)	Aaa	0.774%	03/26/17	1,236	1,211,774
Ser. 2006-3A, Class A(a)	Aaa	0.811%	07/22/20	2,042	1,943,197
Fuel Trust, 144A
Sec’d. Notes	Baa2	3.984%	06/15/16	1,050	1,065,309
Sec’d. Notes	Baa2	4.207%	04/15/16	3,925	4,028,137
GE Business Loan Trust, Ser. 2006-1A, Class D, 144A(a)	Baa3	1.242%	05/15/34	241	88,613
Granite Ventures Ltd. (Cayman Islands), Ser. 2005-2A, Class A1, 144A(a)	Aaa	0.827%	12/15/17	1,215	1,207,663
Gulf Stream Compass CLO Ltd. (Cayman Islands), Ser. 2004-1A, Class A, 144A(a)	Aaa	0.927%	07/15/16	589	584,809
Hewett’s Island CDO Ltd. (Cayman Islands), Ser. 2006-4A, Class A, 144A(a)	Aaa	0.780%	05/09/18	2,764	2,693,144
Katonah Ltd. (Cayman Islands), Ser. 2005-7A, Class A2, 144A(a)	Aaa	0.763%	11/15/17	3,361	3,265,840
Landmark CDO Ltd. (Cayman Islands), Ser. 2006-8A, Class A1, 144A(a)	Aaa	0.802%	10/19/20	1,451	1,402,096
LCM LP (Cayman Islands), 144A
Ser. 2004-2A, Class A(a)	Aaa	0.881%	10/22/16	500	488,882
Ser. 2005-3A, Class A(a)	Aaa	0.748%	06/01/17	2,500	2,432,078
Lightpoint CLO Ltd. (Cayman Islands), Ser. 2005-3A, Class A1A, 144A(a)	Aaa	0.734%	09/15/17	7,126	6,867,687
Marriott Vacation Club Owner Trust, Ser. 2010-1A, Class A, 144A	A(c)	3.540%	10/20/32	4,779	4,876,251

MBNA Credit Card Master Note Trust
Ser. 2002-C3, Class C3(a)	A3	1.592%	10/15/14	1,900	1,902,062
Ser. 2004-C2, Class C2(a)	A3	1.142%	11/15/16	9,800	9,812,315
Ser. 2006-C1, Class C1(a)	A3	0.662%	07/15/15	16,600	16,559,357
Mountain Capital CLO Ltd. (Cayman Islands), Ser. 2005- 4A, Class A1L, 144A(a)	Aaa	0.724%	03/15/18	2,963	2,865,023
North Westerly CLO BV (Netherlands), Ser. II-A, Class A, 144A(a)	Aaa	1.573%	09/14/19	EUR 4,380	5,491,350
Pacifica CDO Ltd. (Cayman Islands), Ser. 2003-2A, Class A1, 144A(a)	Aaa	1.162%	07/10/15	403	399,834
Railcar Leasing LLC, Ser. 1997-1, Class A2, 144A	Aa2	7.125%	01/15/13	775	794,617
Stanfield Vantage CLO Ltd. (Cayman Islands), Ser. 2005- 1A, Class A1, 144A(a)	Aaa	0.774%	03/21/17	1,412	1,367,175
Trimaran CLO Ltd. (Cayman Islands), Ser. 2006-2A, Class A1L, 144A(a)	Aaa	0.797%	11/01/18	4,500	4,352,684
Venture CDO Ltd. (Cayman Islands), Ser. 2003-1A, Class A1, 144A(a)(b)	Aaa	1.061%	01/21/16	1,406	1,393,856

					125,429,225

Residential Mortgage-Backed Securities — 4.1%
ACE Securities Corp., Ser. 2004-FM1, Class M1(a)	Baa3	1.142%	09/25/33	1,824	1,396,344
Ameriquest Mortgage Securities, Inc.
Ser. 2001-2, Class M3(a)	Caa2	3.167%	10/25/31	555	394,647
Ser. 2004-R8, Class M1(a)	Baa1	1.202%	09/25/34	950	724,645
Argent Securities, Inc.
Ser. 2003-W2, Class M4(a)	Ba2	5.867%	09/25/33	2,400	1,500,550
Ser. 2004-W6, Class M1(a)	Baa1	0.792%	05/25/34	3,327	2,489,346
Ser. 2004-W10, Class A2(a)	Aaa	0.632%	10/25/34	1,802	1,586,150
Asset Backed Funding Certificates, Ser. 2004-OPT1, Class M1(a)	Baa3	1.292%	08/25/33	2,110	1,580,166
Asset Backed Securities Corp. Home Equity
Ser. 2003-HE3, Class M1(a)	A3	1.487%	06/15/33	1,620	1,186,335
Ser. 2004-HE1, Class M1(a)	Ba1	1.292%	01/15/34	290	230,278
Ser. 2004-HE5, Class M1(a)	A2	1.142%	08/25/34	2,600	2,027,202
Bear Stearns Asset Backed Securities Trust
Ser. 2004-HE2, Class M1(a)	Ba1	1.142%	03/25/34	4,784	3,717,919
Ser. 2004-HE3, Class M2(a)	B1	1.967%	04/25/34	2,146	1,778,411
CDC Mortgage Capital Trust, Ser. 2002-HE3, Class M2(a)	C	3.617%	03/25/33	272	28,699
Centex Home Equity, Ser. 2004-B, Class AF6	Aa3	4.186%	03/25/34	1,300	1,278,328
Citigroup Mortgage Loan Trust, Inc., Ser. 2004-RES1, Class M3(a)	C	1.322%	11/25/34	131	61,500
Credit Suisse First Boston Mortgage Securities Corp., Ser. 2002-HE4, Class M2(a)	C	2.492%	08/25/32	125	50,773
Equity One ABS, Inc., Ser. 2004-3, Class M1	Baa1	5.700%	07/25/34	1,099	862,878
FBR Securitization Trust, Ser. 2005-2, Class M1(a)	B2	0.962%	09/25/35	3,600	2,323,948
Fremont Home Loan Trust, Ser. 2003-B, Class M1(a)	Baa3	1.292%	12/25/33	309	242,397
GSAMP Trust, Ser. 2004-FM1, Class M1(a)	Ba3	1.217%	11/25/33	3,180	2,465,598
HSBC Home Equity Loan Trust
Ser. 2006-1, Class M1(a)	Aa1	0.522%	01/20/36	824	728,788
Ser. 2006-2, Class A1(a)	Aaa	0.392%	03/20/36	224	206,991
Ser. 2006-2, Class A2(a)	Aaa	0.422%	03/20/36	272	250,425
IXIS Real Estate Capital Trust, Ser. 2006-HE1, Class A4(a)	Ca	0.542%	03/25/36	3,200	1,095,945
Long Beach Mortgage Loan Trust, Ser. 2004-1, Class M1(a)	A3	0.992%	02/25/34	4,250	3,140,673
Mastr Asset Backed Securities Trust, Ser. 2004-WMC1, Class M1(a)	B3	1.022%	02/25/34	2,916	2,134,939
Merrill Lynch Mortgage Investors, Inc.
Ser. 2004-HE2, Class M1(a)	A-(c)	1.042%	08/25/35	1,000	733,816
Ser. 2004-OPT1, Class A1A(a)	AAA(c)	0.502%	06/25/35	2,753	2,012,861
Morgan Stanley ABS Capital I
Ser. 2002-NC6, Class M2(a)	Ca	3.392%	11/25/32	167	41,769
Ser. 2003-HE1, Class M1(a)	Ba2	1.442%	05/25/33	1,897	1,433,807
Ser. 2003-HE3, Class M1(a)	Ba3	1.262%	10/25/33	1,386	1,078,016
Ser. 2004-NC1, Class M1(a)	Baa2	1.292%	12/27/33	1,139	986,549
Ser. 2004-OP1, Class M1(a)	Aa1	0.822%	11/25/34	3,688	2,702,123
Ser. 2004-WMC1, Class M1(a)	B1	1.172%	06/25/34	2,939	2,330,851
Ser. 2004-WMC2, Class M1(a)	B2	1.157%	07/25/34	2,497	1,952,883

New Century Home Equity Loan Trust
Ser. 2003-4, Class M1(a)	A2	1.367%	10/25/33	4,217	3,521,295
Ser. 2004-4, Class M1(a)	Ba1	1.007%	02/25/35	3,048	2,272,208
Residential Asset Mortgage Products, Inc., Ser. 2004- RS12, Class MII2(a)	Aa3	1.042%	12/25/34	861	748,193
Residential Asset Securities Corp., Ser. 2004-KS1, Class AI5	Baa2	5.221%	02/25/34	1,000	945,911
Saxon Asset Securities Trust, Ser. 2002-3, Class M1(a)	Ba2	1.367%	12/25/32	475	364,781
Securitized Asset Backed Receivables LLC Trust
Ser. 2004-NC1, Class M1(a)	B1	1.022%	02/25/34	4,452	3,384,673
Ser. 2006-FR1, Class M1(a)	C	0.642%	11/25/35	2,000	216,670
Specialty Underwriting & Residential Finance, Ser. 2004- BC1, Class M1(a)	A1	1.007%	02/25/35	76	66,591
Structured Asset Investment Loan Trust
Ser. 2004-2, Class A4(a)	AAA(c)	0.947%	03/25/34	2,297	1,667,059
Ser. 2004-7, Class A8(a)	AAA(c)	1.442%	08/25/34	1,400	1,025,069
Structured Asset Securities Corp., Ser. 2002-HF2, Class M3(a)	CC(c)	3.242%	07/25/32	1,293	1,039,854

					62,008,854

TOTAL ASSET-BACKED SECURITIES (cost $188,050,154)					187,438,079

BANK LOANS — 1.4%
Automotive — 0.1%
Chrysler Group LLC(a)	Ba2	6.000%	05/24/17	1,380	1,400,875

Consumer
Huish Detergents, Inc.(a)	Ba3	2.260%	04/26/14	201	189,201

Electric — 0.1%
Texas Competitive Electric Holdings Co. LLC(a)	B2	4.891%	10/10/17	1,860	1,031,297

Foods — 0.2%
Del Monte Foods Co.(a)	Ba3	4.500%	03/08/18	1,861	1,853,959
OSI Restaurant Partners, Inc.(a)	B3	2.617%	06/14/13	442	433,608
OSI Restaurant Partners, Inc.(a)	B3	2.743%	06/14/14	1,009	989,514

					3,277,081

Gaming — 0.2%
CCM Merger, Inc.(a)	B3	7.000%	03/01/17	2,838	2,843,024

Healthcare & Pharmaceutical — 0.4%
HCA, Inc.(a)	Ba3	3.688%	05/01/18	462	452,213
HCA, Inc.(a)	Ba3	3.829%	03/31/17	1,108	1,086,515
RPI Finance Trust(a)	Baa2	4.000%	05/09/18	3,970	3,967,519

					5,506,247

Metals — 0.1%
Schaeffler AG(a)	B1	6.000%	01/27/17	1,500	1,505,250

Non-Captive Finance — 0.1%
International Lease Finance Corp.(a)	Ba3	7.000%	03/17/16	1,460	1,462,257

Technology — 0.2%
First Data Corp.(a)	B1	4.294%	03/26/18	2,411	2,195,040
First Data Corp.(a)	B1	5.242%	03/24/17	183	176,019
Flextronics International Ltd. (Singapore)(a)	Ba1	2.522%	10/01/14	409	404,564
Flextronics International Ltd. (Singapore)(a)	Ba1	2.546%	10/01/14	117	116,254

					2,891,877

TOTAL BANK LOANS (cost $21,047,207)					20,107,109

COLLATERALIZED MORTGAGE OBLIGATIONS — 0.3%
Countrywide Alternative Loan Trust, Ser. 2004-18CB, Class 3A1	Ba3	5.250%	09/25/19	1,003	1,023,365
Mastr Alternative Loans Trust, Ser. 2004-4, Class 4A1	Baa1	5.000%	04/25/19	204	209,286
Structured Adjustable Rate Mortgage Loan Trust, Ser. 2004-1, Class 4A3(a)	Baa1	2.722%	02/25/34	1,908	1,812,682
Washington Mutual Alternative Mortgage Pass-Through Certificates, Ser. 2005-1, Class 3A	CCC(c)	5.000%	03/25/20	792	725,382

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (cost $3,939,431)					3,770,715

COMMERCIAL MORTGAGE-BACKED SECURITIES — 17.4%
Banc of America Commercial Mortgage, Inc.
Ser. 2006-1, Class A2(a)	Aaa	5.334%	09/10/45	69	69,370
Ser. 2006-5, Class A2	Aaa	5.317%	09/10/47	2,981	3,022,989
Ser. 2006-6, Class A2	Aaa	5.309%	10/10/45	3,458	3,485,232
Ser. 2007-1, Class A2	Aaa	5.381%	01/15/49	953	952,031
Ser. 2007-1, Class A3	Aaa	5.449%	01/15/49	3,500	3,696,598
Ser. 2007-4, Class A3(a)	AAA(c)	5.791%	02/10/51	6,460	6,835,352
Ser. 2007-5, Class A3	AAA(c)	5.620%	02/10/51	2,445	2,596,832
Bear Stearns Commercial Mortgage Securities
Ser. 2005-PWR9, Class A2	Aaa	4.735%	09/11/42	848	867,595
Ser. 2005-T20, Class A2(a)	Aaa	5.127%	10/12/42	1,203	1,202,225
Ser. 2006-PW13, Class A3	AAA(c)	5.518%	09/11/41	4,024	4,189,620
Citigroup Commercial Mortgage Trust, Ser. 2006-C5, Class A2	Aaa	5.378%	10/15/49	1,731	1,742,433
Citigroup/Deutsche Bank Commercial Mortgage Trust
Ser. 2006-CD2, Class A2	Aaa	5.408%	01/15/46	55	55,379
Ser. 2006-CD2, Class AAB(a)	Aaa	5.354%	01/15/46	2,310	2,376,391
Ser. 2007-CD4, Class A3	Aaa	5.293%	12/11/49	2,515	2,673,875
Commercial Mortgage Pass-Through Certificates
Ser. 2006-C7, Class A3(a)	AAA(c)	5.688%	06/10/46	2,703	2,745,110
Ser. 2006-C7, Class A4(a)	AAA(c)	5.750%	06/10/46	4,000	4,512,552
Ser. 2006-C8, Class A2B	Aaa	5.248%	12/10/46	4,044	4,047,156
Credit Suisse Mortgage Capital Certificates
Ser. 2006-C1, Class A4(a)	AAA(c)	5.419%	02/15/39	4,400	4,926,033
Ser. 2006-C1, Class AM(a)	AA-(c)	5.419%	02/15/39	970	1,045,413
Ser. 2007-C1, Class A2	Aaa	5.268%	02/15/40	1,891	1,889,847
Ser. 2007-C4, Class A2(a)	Aaa	5.794%	09/15/39	341	341,606
Ser. 2007-C4, Class A3(a)	Aaa	5.794%	09/15/39	10,550	11,111,281
DBUBS Mortgage Trust,
Ser. 2011-LC2A, Class A1, 144A	Aaa	3.527%	07/10/44	5,460	5,776,789
Ser. 2011-LC3A, Class A2	Aaa	3.642%	08/10/44	3,800	4,062,117
FHLMC Multifamily Structured Pass Through Certificates, Ser. K501, Class X1A, I/O(a)	NR	1.758%	08/25/16	12,500	729,812
GE Capital Commercial Mortgage Corp.
Ser. 2006-C1, Class A4(a)	AAA(c)	5.329%	03/10/44	6,700	7,421,737
Ser. 2007-C1, Class A2	Aaa	5.417%	12/10/49	7,918	7,913,528
GMAC Commercial Mortgage Securities, Inc., Ser. 2006- C1, Class A4(a)	AAA(c)	5.238%	11/10/45	1,280	1,396,716
Greenwich Capital Commercial Funding Corp.
Ser. 2005-GG3, Class A2	Aaa	4.305%	08/10/42	112	111,555
Ser. 2005-GG5, Class A2	Aaa	5.117%	04/10/37	6,243	6,267,499
Ser. 2005-GG5, Class A5(a)	Aaa	5.224%	04/10/37	4,900	5,339,427
Ser. 2007-GG9, Class A2	Aaa	5.381%	03/10/39	3,755	3,802,126
GS Mortgage Securities Corp. II
Ser. 2006-GG6, Class A4	AA-(c)	5.553%	04/10/38	6,700	7,424,250
Ser. 2006-GG8, Class A2	Aaa	5.479%	11/10/39	1,270	1,277,181
Ser. 2007-GG10, Class A2(a)	Aaa	5.778%	08/10/45	4,032	4,098,140
JPMorgan Chase Commercial Mortgage Securities Corp.
Ser. 2005-LDP4, Class AM(a)	Aa2	4.999%	10/15/42	1,820	1,942,868
Ser. 2005-LDP5, Class A4(a)	Aaa	5.205%	12/15/44	3,350	3,736,617
Ser. 2006-CB14, Class A4(a)	Aaa	5.481%	12/12/44	5,000	5,544,395
Ser. 2006-LDP6, Class A4(a)	Aaa	5.475%	04/15/43	1,640	1,835,026
Ser. 2006-LDP7, Class A2(a)	Aaa	5.857%	04/15/45	240	240,286
Ser. 2007-LD11, Class A2(a)	Aaa	5.801%	06/15/49	10,206	10,261,704
Ser. 2007-LD12, Class A3(a)	Aaa	5.984%	02/15/51	9,200	9,882,456
Ser. 2007-LDPX, Class A2	Aaa	5.434%	01/15/49	2,187	2,362,498
LB-UBS Commercial Mortgage Trust
Ser. 2004-C8, Class A6(a)	Aaa	4.799%	12/15/29	4,200	4,490,510
Ser. 2005-C7, Class AM(a)	AA(c)	5.263%	11/15/40	2,100	2,251,792
Ser. 2006-C3, Class A2	Aaa	5.532%	03/15/32	2	1,738
Ser. 2006-C6, Class AAB	Aaa	5.341%	09/15/39	6,633	6,972,558
Ser. 2006-C7, Class A2	AAA(c)	5.300%	11/15/38	1,020	1,021,243
Ser. 2007-C1, Class A2	AAA(c)	5.318%	02/15/40	2,089	2,088,505
Ser. 2007-C6, Class A2	Aaa	5.845%	07/15/40	3,356	3,404,890

Merrill Lynch Mortgage Trust
Ser. 2006-C1, Class A4(a)	AAA(c)	5.660%	05/12/39	7,920	8,976,243
Ser. 2007-C1, Class A3(a)	A+(c)	5.840%	06/12/50	690	721,392
Merrill Lynch/Countrywide Commercial Mortgage Trust
Ser. 2006-1, Class A4(a)	AAA(c)	5.428%	02/12/39	3,000	3,365,298
Ser. 2006-2, Class A4(a)	Aaa	5.898%	06/12/46	2,625	2,990,064
Ser. 2006-4, Class A2(a)	Aaa	5.112%	12/12/49	1,459	1,458,491
Ser. 2007-7, Class A2(a)	Aaa	5.693%	06/12/50	61	60,810
Ser. 2007-9, Class A2	AAA(c)	5.590%	09/12/49	4,346	4,382,944
Morgan Stanley Capital I
Ser. 2006-HQ8, Class A4(a)	Aaa	5.418%	03/12/44	10,000	11,116,530
Ser. 2006-HQ10, Class A4	Aaa	5.328%	11/12/41	2,500	2,777,653
Ser. 2006-IQ12, Class A4	AAA(c)	5.332%	12/15/43	2,475	2,784,721
Ser. 2006-T23, Class A3(a)	AAA(c)	5.810%	08/12/41	1,318	1,317,495
Ser. 2007-IQ14, Class AAB(a)	Aaa	5.654%	04/15/49	6,100	6,558,537
Wachovia Bank Commercial Mortgage Trust
Ser. 2003-C9, Class A3	AAA(c)	4.608%	12/15/35	426	430,839
Ser. 2005-C20, Class AMFX(a)	Aa1	5.179%	07/15/42	3,145	3,380,711
Ser. 2006-C23, Class A4(a)	Aaa	5.418%	01/15/45	7,838	8,710,213
Ser. 2006-C24, Class A3(a)	Aaa	5.558%	03/15/45	2,050	2,286,896
Ser. 2006-C25, Class A4(a)	Aaa	5.737%	05/15/43	6,000	6,770,664
Ser. 2006-C28, Class A2	Aaa	5.500%	10/15/48	267	267,938
Ser. 2007-C31, Class A4	Aa2	5.509%	04/15/47	3,300	3,572,867
Ser. 2007-C33, Class A2(a)	Aaa	5.854%	02/15/51	4,502	4,520,777
Ser. 2007-C33, Class A3(a)	Aaa	5.899%	02/15/51	4,564	4,812,752
Ser. 2007-C34, Class A2	Aaa	5.569%	05/15/46	3,529	3,564,479

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $239,134,132)					260,871,197

CORPORATE BONDS — 44.4%
Aerospace & Defense — 0.3%
BE Aerospace, Inc., Sr. Unsec’d. Notes(d)	Ba2	8.500%	07/01/18	1,480	1,635,400
L-3 Communications Corp., Gtd. Notes	Baa3	4.750%	07/15/20	700	722,792
L-3 Communications Corp., Gtd. Notes, Ser. B	Ba1	6.375%	10/15/15	1,420	1,453,725

					3,811,917

Airlines — 0.5%
Continental Airlines 2001-1 Class A-1 Pass Through Trust, Pass-thru Certs., Ser. 01A1(b)	Baa2	6.703%	06/15/21	2	2,578
Continental Airlines 2001-1 Class B Pass Through Trust, Pass-thru Certs., Ser. 011B	Ba1	7.373%	12/15/15	394	395,358
Continental Airlines 2007-1 Class A Pass Through Trust, Pass-thru Certs., Ser. A	Baa1	5.983%	04/19/22	1,720	1,864,489
Continental Airlines 2010-1 Class A Pass Through Trust, Pass-thru Certs., Ser. A(d)	Baa2	4.750%	01/12/21	549	571,182
Delta Air Lines 2007-1 Class A Pass Through Trust, Pass-thru Certs., Ser. 071A	Baa1	6.821%	08/10/22	1,360	1,488,754
Delta Air Lines 2010-2 Class A Pass Through Trust, Pass-thru Certs., Ser. 2A(d)	Baa2	4.950%	05/23/19	767	809,544
Delta Air Lines 2011-1 Class A Pass-Through Trust, Pass-thru Certs., Ser. A	Baa2	5.300%	04/15/19	850	906,313
UAL 2007-1 Pass Through Trust, Pass-thru Certs., Ser. 071A, Class A	Baa3	6.636%	07/02/22	1,013	1,073,790

					7,112,008

Automotive — 0.2%
BorgWarner, Inc., Sr. Unsec’d. Notes	Baa2	4.625%	09/15/20	825	881,889
Delphi Corp., Gtd. Notes, 144A(d)	Ba2	5.875%	05/15/19	1,400	1,477,000
Harley-Davidson Funding Corp., Gtd. Notes, 144A, MTN	Baa1	5.750%	12/15/14	660	719,593

					3,078,482

Banking — 9.5%
Alfa MTN Markets Ltd. for ABH Financial Ltd. (Cyprus), Gtd. Notes, 144A, MTN(b)	Ba1	8.200%	06/25/12	1,500	1,513,500
American Express Co., Sr. Unsec’d. Notes(d)	A3	8.125%	05/20/19	2,785	3,640,811
American Express Credit Corp., Sr. Unsec’d. Notes, MTN	A2	2.800%	09/19/16	3,570	3,667,822
Bank of America Corp., Jr. Sub. Notes, Ser. K(a)(d)	Ba3	8.000%	12/29/49	3,500	3,589,040
Bank of America Corp., Sr. Unsec’d. Notes, MTN	Baa1	5.000%	05/13/21	860	861,327
Bank of America Corp., Sr. Unsec’d. Notes	Baa1	5.700%	01/24/22	2,775	2,937,571
Bank of America Corp., Sr. Unsec’d. Notes	Baa1	6.000%	09/01/17	4,590	4,999,244
Bank of America Corp., Sr. Unsec’d. Notes, Ser. 1	Baa1	3.750%	07/12/16	1,340	1,346,677
Bank of America NA, Sub. Notes	A3	5.300%	03/15/17	790	824,420
Barclays Bank PLC (United Kingdom), Sr. Unsec’d. Notes(d)	Aa3	6.750%	05/22/19	1,610	1,851,283
Bear Stearns Cos. LLC (The), Sr. Unsec’d. Notes	Aa3	7.250%	02/01/18	1,575	1,899,173
Capital One Capital V, Ltd. Gtd. Notes(d)	Baa3	10.250%	08/15/39	2,380	2,445,450
Capital One Financial Corp., Sr. Unsec’d. Notes	Baa1	5.250%	02/21/17	2,460	2,626,242
Capital One Financial Corp., Sub. Notes	Baa2	6.150%	09/01/16	700	769,381
Citigroup, Inc., Sr. Unsec’d. Notes(d)	A3	4.500%	01/14/22	1,000	1,003,915
Citigroup, Inc., Sr. Unsec’d. Notes	A3	6.125%	11/21/17	2,050	2,288,130
Citigroup, Inc., Sr. Unsec’d. Notes	A3	6.125%	05/15/18	2,500	2,802,465
Citigroup, Inc., Sr. Unsec’d. Notes	A3	8.125%	07/15/39	4,120	5,339,479
Citigroup, Inc., Unsec’d. Notes	A3	8.500%	05/22/19	1,375	1,695,207
Countrywide Financial Corp., Gtd. Notes, MTN(b)(d)	Baa1	5.800%	06/07/12	3,670	3,698,978
Depfa ACS Bank (Ireland), Covered Notes, 144A	Aa3	5.125%	03/16/37	3,065	2,201,182
Discover Bank, Sub. Notes	Ba1	7.000%	04/15/20	2,005	2,300,649
Goldman Sachs Group, Inc. (The), Sr. Notes(d)	A1	6.250%	02/01/41	2,195	2,167,894
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	5.250%	07/27/21	2,055	2,034,277
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	5.750%	01/24/22	2,250	2,314,665
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	6.000%	06/15/20	2,420	2,546,341
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	6.150%	04/01/18	1,355	1,461,544
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	6.250%	09/01/17	3,195	3,502,004
Goldman Sachs Group, Inc. (The), Sub. Notes	A2	6.750%	10/01/37	440	429,912
Hana Bank (South Korea), Sr. Unsec’d. Notes, 144A(d)	A1	4.500%	10/30/15	4,035	4,262,622
HSBC Holdings PLC (United Kingdom), Sub. Notes	A1	6.500%	05/02/36	995	1,106,479
HSBC Holdings PLC (United Kingdom), Sub. Notes	A1	6.500%	09/15/37	1,625	1,823,711
HSBC Holdings PLC (United Kingdom), Sub. Notes(d)	A1	6.800%	06/01/38	2,650	3,034,449
Huntington BancShares, Inc., Sub. Notes	Baa2	7.000%	12/15/20	260	293,392
ICICI Bank Ltd. (India), Jr. Sub. Notes, 144A(a)	Ba2	7.250%	08/29/49	2,380	2,189,600
JPMorgan Chase & Co., Jr. Sub. Notes, Ser. 1(a)(d)	Baa1	7.900%	04/29/49	6,130	6,715,538
JPMorgan Chase & Co., Sr. Unsec’d. Notes(d)	Aa3	3.150%	07/05/16	4,245	4,376,018
JPMorgan Chase & Co., Sr. Unsec’d. Notes	Aa3	4.250%	10/15/20	600	614,319
JPMorgan Chase & Co., Sr. Unsec’d. Notes	Aa3	4.400%	07/22/20	5,100	5,290,806
KeyCorp, Sr. Unsec’d. Notes, MTN(d)	Baa1	5.100%	03/24/21	1,155	1,273,040
Krung Thai Bank PCL (Thailand), Jr. Sub. Notes(a)	B2	7.378%	10/29/49	1,590	1,573,105
Lloyds TSB Bank PLC (United Kingdom), Gtd. Notes, 144A, MTN	A1	5.800%	01/13/20	2,650	2,721,743
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, MTN(d)	Baa1	6.050%	08/15/12	1,500	1,526,054
Morgan Stanley, Sr. Unsec’d. Notes(d)	A2	5.500%	07/28/21	1,650	1,612,519
Morgan Stanley, Sr. Unsec’d. Notes, MTN	A2	5.625%	09/23/19	2,635	2,604,484
Morgan Stanley, Sr. Unsec’d. Notes	A2	5.750%	01/25/21	1,920	1,885,021
Morgan Stanley, Sr. Unsec’d. Notes, Ser. G, MTN	A2	5.450%	01/09/17	4,035	4,120,732
PNC Funding Corp., Gtd. Notes	A3	2.700%	09/19/16	2,325	2,395,622
Royal Bank of Scotland PLC (The) (United Kingdom), Gtd. Notes, Ser. 2	A2	3.400%	08/23/13	1,720	1,743,093
Royal Bank of Scotland PLC (The) (United Kingdom), Sr. Unsec’d. Notes, MTN	A3	6.400%	10/21/19	1,525	1,599,394
Santander Holdings USA, Inc., Sr. Unsec’d. Notes	Baa1	4.625%	04/19/16	525	531,998
Shinhan Bank (South Korea), Sr. Unsec’d. Notes, 144A	A1	4.125%	10/04/16	2,200	2,275,431
State Street Corp., Jr. Sub. Debs	A3	4.956%	03/15/18	3,025	3,158,914
Turkiye Garanti Bankasi AS (Turkey), Sr. Unsec’d. Notes, 144A	Ba1	6.250%	04/20/21	1,225	1,234,188
US Bancorp, Jr. Sub. Notes	A2	3.442%	02/01/16	4,120	4,231,491
USB Capital XIII Trust, Ltd. Gtd. Notes	A2	6.625%	12/15/39	1,975	1,993,565
Wells Fargo & Co., Sr. Unsec’d. Notes	A2	3.676%	06/15/16	7,240	7,731,697

					142,677,608

Brokerage — 0.1%
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(e)	NR	6.875%	05/02/18	2,740	822,000

Building Materials & Construction — 0.5%
Masco Corp., Sr. Unsec’d. Notes	Ba2	7.125%	08/15/13	2,600	2,758,049
Toll Brothers Finance Corp., Gtd. Notes(d)	Ba1	5.150%	05/15/15	4,695	4,967,559

					7,725,608

Cable — 2.2%
Cequel Communications Holdings I LLC and Cequel Capital Corp., Sr. Unsec’d. Notes, 144A(d)	B3	8.625%	11/15/17	2,300	2,469,625
CSC Holdings LLC, Sr. Unsec’d. Notes, 144A(d)	Ba3	6.750%	11/15/21	2,225	2,316,781
CSC Holdings LLC, Sr. Unsec’d. Notes	Ba3	8.500%	04/15/14	3,025	3,365,313
CSC Holdings LLC, Sr. Unsec’d. Notes	Ba3	8.625%	02/15/19	1,610	1,851,500
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes(d)	Baa2	3.500%	03/01/16	2,825	2,966,976
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	Baa2	3.550%	03/15/15	275	290,409
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	Baa2	4.750%	10/01/14	2,800	3,043,429
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes, 144A	Baa2	5.150%	03/15/42	1,375	1,339,503
Echostar DBS Corp., Gtd. Notes	Ba2	6.625%	10/01/14	1,400	1,526,000
Echostar DBS Corp., Gtd. Notes	Ba2	7.000%	10/01/13	2,000	2,135,000
Nara Cable Funding Ltd. (Ireland), Sr. Sec’d. Notes, Reg.-S	B1	8.875%	12/01/18	EUR 800	986,943
TCI Communications, Inc., Sr. Unsec’d. Notes	Baa1	7.875%	02/15/26	750	975,389
Time Warner Cable, Inc., Gtd. Notes	Baa2	6.750%	07/01/18	5,520	6,734,935
Time Warner Cable, Inc., Gtd. Notes	Baa2	8.250%	02/14/14	1,115	1,262,374
Videotron Ltee (Canada), Gtd. Notes	Ba1	9.125%	04/15/18	1,996	2,205,580

					33,469,757

Capital Goods — 0.7%
Case New Holland, Inc., Gtd. Notes	Ba2	7.750%	09/01/13	1,000	1,065,000
Clean Harbors, Inc., Sr. Sec’d. Notes	Ba2	7.625%	08/15/16	1,350	1,420,875
Hutchison Whampoa International (11) Ltd. (Cayman Islands), Gtd. Notes, 144A(d)	A3	4.625%	01/13/22	1,140	1,145,004
Illinois Tool Works, Inc., Sr. Unsec’d. Notes, 144A	A1	4.875%	09/15/41	350	377,477
Rockwell Automation, Inc., Sr. Unsec’d. Notes	A3	5.200%	01/15/98	1,100	1,041,792
Textron, Inc., Sr. Unsec’d. Notes	Baa3	7.250%	10/01/19	2,350	2,697,887
Xylem, Inc., Sr. Unsec’d. Notes, 144A	Baa2	4.875%	10/01/21	1,960	2,091,465

					9,839,500

Chemicals — 1.2%
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	Baa2	6.125%	01/15/41	450	520,451
Ashland, Inc., Sr. Sec’d. Notes	Baa3	9.125%	06/01/17	750	831,562
CF Industries, Inc., Gtd. Notes	Ba1	6.875%	05/01/18	785	905,694
Dow Chemical Co. (The), Sr. Unsec’d. Notes	Baa3	5.900%	02/15/15	750	844,270
Dow Chemical Co. (The), Sr. Unsec’d. Notes	Baa3	7.600%	05/15/14	2,050	2,321,250
Dow Chemical Co. (The), Sr. Unsec’d. Notes	Baa3	9.400%	05/15/39	1,252	1,925,216
Ecolab, Inc., Sr. Unsec’d. Notes	Baa1	5.500%	12/08/41	525	569,367
Lyondell Chemical Co., Gtd. Notes	Ba2	8.000%	11/01/17	605	679,112
Lyondell Chemical Co., Gtd. Notes	Ba2	11.000%	05/01/18	900	994,500
PPG Industries, Inc., Sr. Unsec’d. Notes	Baa1	5.500%	11/15/40	350	386,546
Reliance Holdings USA, Inc., Gtd. Notes, 144A(d)	Baa2	5.400%	02/14/22	4,000	3,979,188
Union Carbide Corp., Sr. Unsec’d. Notes	Baa3	7.875%	04/01/23	3,058	3,660,105

					17,617,261

Consumer — 0.5%
Sealy Mattress Co., Sr. Sec’d. Notes, 144A	Ba3	10.875%	04/15/16	5,783	6,274,613
VF Corp., Sr. Unsec’d. Notes	A3	3.500%	09/01/21	1,200	1,231,463

					7,506,076

Electric — 2.0%
AES Corp. (The), Sr. Unsec’d. Notes	Ba3	9.750%	04/15/16	775	906,750
Consumers Energy Co., First Mtge. Bonds, Ser. D	A3	5.375%	04/15/13	1,000	1,048,599
Dubai Electricity & Water Authority (United Arab Emirates), Sr. Unsec’d. Notes, 144A	Ba1	8.500%	04/22/15	1,275	1,418,437
El Paso Electric Co., Sr. Unsec’d. Notes	Baa2	6.000%	05/15/35	2,325	2,575,681
Empresa Nacional de Electricidad SA (Chile), Sr. Unsec’d. Notes	Baa2	8.350%	08/01/13	625	673,367
ENEL Finance International SA (Luxembourg), Gtd. Notes, 144A	A3	6.000%	10/07/39	3,200	2,904,256
Enersis SA (Chile), Sr. Unsec’d. Notes	Baa2	7.375%	01/15/14	3,700	4,013,501
Exelon Corp., Sr. Unsec’d. Notes	Baa2	4.900%	06/15/15	500	545,393
Exelon Generation Co. LLC, Sr. Unsec’d. Notes	Baa1	6.200%	10/01/17	1,930	2,264,876
Exelon Generation Co. LLC, Sr. Unsec’d. Notes	Baa1	6.250%	10/01/39	1,900	2,223,314
Iberdrola International BV (Netherlands), Gtd. Notes	A3	6.750%	06/15/12	750	756,857
Iberdrola International BV (Netherlands), Gtd. Notes	A3	6.750%	09/15/33	1,150	1,246,963
Mirant Mid Atlantic Pass Through Trust A, Pass-thru Certs., Ser. A	Ba1	8.625%	06/30/12	1,178	1,201,108
North American Energy Alliance LLC/North American Energy Alliance Finance Corp., Sec’d. Notes (original cost $1,563,824; purchased 09/30/09)(b)(f)	Ba3	10.875%	06/01/16	1,600	1,764,000
Oncor Electric Delivery Co. LLC, Sr. Sec’d. Notes	Baa1	6.800%	09/01/18	260	314,303
Star Energy Geothermal Wayang Windu Ltd. (Virgin Islands (US)), Sr. Sec’d. Notes, Reg.-S	B2	11.500%	02/12/15	800	882,000
TransAlta Corp. (Canada), Sr. Unsec’d. Notes(d)	Baa2	6.650%	05/15/18	1,953	2,263,023
Xcel Energy, Inc., Sr. Unsec’d. Notes	Baa1	5.613%	04/01/17	1,947	2,237,455

					29,239,883

Energy — Integrated — 0.3%
BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	4.500%	10/01/20	870	955,687
BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	5.250%	11/07/13	1,510	1,613,609
LUKOIL International Finance BV (Netherlands), Gtd. Notes, 144A(d)	Baa2	7.250%	11/05/19	2,330	2,638,725

					5,208,021

Energy — Other — 1.1%
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	Baa3	6.375%	09/15/17	2,515	2,988,366
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	Baa3	6.450%	09/15/36	445	515,133
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	Baa3	6.950%	06/15/19	250	305,186
Dolphin Energy Ltd. (United Arab Emirates), Sr. Sec’d. Notes, 144A	A1	5.888%	06/15/19	2,777	3,006,487
Forest Oil Corp., Gtd. Notes	B1	8.500%	02/15/14	1,000	1,070,000
Nabors Industries, Inc., Gtd. Notes	Baa2	4.625%	09/15/21	1,650	1,721,457
Newfield Exploration Co., Sr. Sub. Notes(d)	Ba2	6.625%	04/15/16	1,000	1,022,500
Pioneer Natural Resources Co., Sr. Unsec’d. Notes(d)	Ba1	6.875%	05/01/18	1,750	2,058,292
Precision Drilling Corp. (Canada), Gtd. Notes(d)	Ba1	6.625%	11/15/20	1,000	1,047,500
Schahin II Finance Co. SPV Ltd. (Cayman Islands), Sr. Sec’d. Notes, 144A	Baa3	5.875%	09/25/22	900	902,250
Transocean, Inc. (Cayman Islands), Gtd. Notes	Baa3	7.350%	12/15/41	275	325,146
Weatherford International Ltd. (Bermuda), Gtd. Notes(d)	Baa2	5.125%	09/15/20	1,165	1,239,407

					16,201,724

Foods — 2.7%
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes(d)	A3	6.875%	11/15/19	2,200	2,804,224
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	A3	7.750%	01/15/19	1,640	2,139,498
ARAMARK Corp., Gtd. Notes	B3	5.000%	06/01/12	1,000	1,005,000
ARAMARK Corp., Gtd. Notes	B3	8.500%	02/01/15	5,369	5,503,279
ARAMARK Holdings Corp., Sr. Unsec’d. Notes, PIK, 144A(d)	B3	8.625%	05/01/16	1,185	1,214,625
Corp. Pesquera Inca SAC (Peru), Gtd. Notes, 144A	B2	9.000%	02/10/17	1,000	1,071,250
Dole Food Co., Inc., Sec’d. Notes	B2	13.875%	03/15/14	2,600	2,973,750
Ingles Markets, Inc., Sr. Unsec’d. Notes	B1	8.875%	05/15/17	1,500	1,623,750
J.M. Smucker Co. (The), Gtd. Notes	A3	3.500%	10/15/21	775	785,171
JBS USA LLC/JBS USA Finance, Inc., Sr. Unsec’d. Notes, 144A	B1	7.250%	06/01/21	1,330	1,286,775
MHP SA (Luxembourg), Gtd. Notes, 144A	B3	10.250%	04/29/15	1,375	1,320,000
Minerva Luxembourg SA (Luxembourg), Gtd. Notes, 144A	B2	12.250%	02/10/22	1,325	1,447,563
SABMiller Holdings, Inc., Gtd. Notes, 144A	Baa1	3.750%	01/15/22	2,350	2,390,798
Smithfield Foods, Inc., Sr. Sec’d. Notes	Ba2	10.000%	07/15/14	4,715	5,516,550
Stater Brothers Holdings, Inc., Gtd. Notes	B2	7.750%	04/15/15	2,200	2,246,750
SUPERVALU, Inc., Sr. Unsec’d. Notes	B2	7.500%	05/15/12	650	652,997
SUPERVALU, Inc., Sr. Unsec’d. Notes(d)	B2	7.500%	11/15/14	2,415	2,457,262
Tyson Foods, Inc., Gtd. Notes	Ba1	6.850%	04/01/16	1,000	1,135,000
Wendy’s/Arby’s Restaurants LLC, Gtd. Notes	B3	10.000%	07/15/16	2,750	3,004,375

					40,578,617

Gaming — 0.9%
Ameristar Casinos, Inc., Gtd. Notes(d)	B3	7.500%	04/15/21	1,550	1,625,563
Marina District Finance Co., Inc., Sr. Sec’d. Notes(d)	B2	9.500%	10/15/15	1,710	1,560,375
MGM Resorts International, Sr. Sec’d. Notes(d)	Ba2	10.375%	05/15/14	1,115	1,264,131
MGM Resorts International, Sr. Sec’d. Notes	Ba2	13.000%	11/15/13	3,875	4,490,156
Pinnacle Entertainment, Inc., Gtd. Notes(d)	B1	8.625%	08/01/17	2,500	2,725,000
Yonkers Racing Corp., Sec’d. Notes, 144A (original cost $1,087,500; purchased 06/22/11)(b)(d)(f)	B1	11.375%	07/15/16	1,000	1,072,500

					12,737,725

Healthcare & Pharmaceutical — 0.9%
Amgen, Inc., Sr. Unsec’d. Notes	Baa1	5.150%	11/15/41	2,920	2,931,771
Aristotle Holding, Inc., Gtd. Notes, 144A	Baa3	2.750%	11/21/14	3,750	3,852,986
Gilead Sciences, Inc., Sr. Unsec’d. Notes	Baa1	5.650%	12/01/41	825	881,267
HCA, Inc., Gtd. Notes(d)	B3	8.000%	10/01/18	2,250	2,452,500
HCA, Inc., Sr. Unsec’d. Notes(d)	B3	6.375%	01/15/15	1,000	1,055,000
HCA, Inc., Sr. Unsec’d. Notes, MTN	B3	9.000%	12/15/14	320	348,800
Mylan, Inc., Gtd. Notes, 144A(d)	Ba3	7.625%	07/15/17	2,030	2,233,000

					13,755,324

Healthcare Insurance — 1.2%
Aetna, Inc., Sr. Unsec’d. Notes	Baa1	6.750%	12/15/37	1,900	2,415,990
CIGNA Corp., Sr. Unsec’d. Notes	Baa2	4.375%	12/15/20	745	781,054
CIGNA Corp., Sr. Unsec’d. Notes	Baa2	5.375%	03/15/17	2,125	2,400,009
CIGNA Corp., Sr. Unsec’d. Notes	Baa2	5.875%	03/15/41	750	830,963
Coventry Health Care, Inc., Sr. Unsec’d. Notes	Baa3	6.125%	01/15/15	4,025	4,358,049
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	A3	6.000%	06/15/17	2,610	3,136,823
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	A3	6.500%	06/15/37	760	935,700
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	A3	6.625%	11/15/37	195	246,687
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	A3	6.875%	02/15/38	2,000	2,624,188

					17,729,463

Insurance — 2.5%
Allied World Assurance Co. Holdings Ltd. (Bermuda), Gtd. Notes	Baa1	5.500%	11/15/20	430	439,198
Allied World Assurance Co. Holdings Ltd. (Bermuda), Gtd. Notes	Baa1	7.500%	08/01/16	2,475	2,834,538
Allstate Corp. (The), Sr. Unsec’d. Notes	A3	5.200%	01/15/42	225	235,389
American International Group, Inc., Sr. Unsec’d. Notes	Baa1	4.250%	05/15/13	1,820	1,860,227
American International Group, Inc., Sr. Unsec’d. Notes	Baa1	5.050%	10/01/15	315	335,562
American International Group, Inc., Sr. Unsec’d. Notes, MTN	Baa1	5.850%	01/16/18	3,700	4,023,772
American International Group, Inc., Sr. Unsec’d. Notes	Baa1	6.400%	12/15/20	950	1,075,143
American International Group, Inc., Sr. Unsec’d. Notes	Baa1	8.250%	08/15/18	2,005	2,406,824
Axis Capital Holdings Ltd. (Bermuda), Sr. Unsec’d. Notes	Baa1	5.750%	12/01/14	3,350	3,585,505
Chubb Corp. (The), Jr. Sub. Notes(a)(d)	A3	6.375%	03/29/67	1,775	1,832,687
Endurance Specialty Holdings Ltd. (Bermuda), Sr. Unsec’d. Notes	Baa1	7.000%	07/15/34	1,350	1,381,657
Liberty Mutual Group, Inc., Sr. Unsec’d. Notes, 144A	Baa2	6.500%	03/15/35	1,030	1,068,415
Lincoln National Corp., Jr. Sub. Notes(a)	Ba1	6.050%	04/20/67	350	326,375
Lincoln National Corp., Sr. Unsec’d. Notes	Baa2	7.000%	06/15/40	1,265	1,485,634
Lincoln National Corp., Sr. Unsec’d. Notes	Baa2	8.750%	07/01/19	1,265	1,601,328
Massachusetts Mutual Life Insurance Co., Sub. Notes, 144A	A1	8.875%	06/01/39	1,200	1,702,882
MetLife, Inc., Sr. Unsec’d. Notes	A3	7.717%	02/15/19	2,000	2,523,360
Northwestern Mutual Life Insurance, Sub. Notes, 144A(d)	Aa2	6.063%	03/30/40	500	588,654
Ohio National Financial Services, Inc., Sr. Notes, 144A	Baa1	6.375%	04/30/20	850	928,697
Progressive Corp. (The), Jr. Sub. Notes(a)(d)	A2	6.700%	06/15/37	1,015	1,053,063
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A	Aa2	6.850%	12/16/39	2,310	2,860,773
Unum Group, Sr. Unsec’d. Notes	Baa3	5.625%	09/15/20	500	529,174
Willis Group Holdings PLC (Ireland), Gtd. Notes	Baa3	4.125%	03/15/16	1,280	1,301,103
XL Group PLC (Ireland), Jr. Sub. Notes, Ser. E(a)(d)	Ba1	6.500%	12/31/49	1,880	1,583,900
XL Group PLC (Ireland), Sr. Unsec’d. Notes	Baa2	5.250%	09/15/14	140	148,302

					37,712,162

Lodging — 0.8%
Felcor Lodging LP, Sr. Sec’d. Notes(d)	B2	10.000%	10/01/14	3,938	4,489,320
Host Hotels & Resorts LP, Gtd. Notes, Ser. O	Ba1	6.375%	03/15/15	4,715	4,797,512
Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec’d. Notes	Baa3	6.250%	02/15/13	980	1,019,200
Wyndham Worldwide Corp., Sr. Unsec’d. Notes	Baa3	5.750%	02/01/18	2,150	2,394,180

					12,700,212

Media & Entertainment — 2.8%
British Sky Broadcasting Group PLC (United Kingdom), Gtd. Notes, 144A	Baa1	6.100%	02/15/18	210	246,335
CBS Corp., Gtd. Notes	Baa2	8.200%	05/15/14	4,800	5,475,456
Gannett Co., Inc., Sr. Unsec’d. Notes	Ba2	6.375%	04/01/12	1,100	1,100,090
Historic TW, Inc., Gtd. Notes	Baa2	6.625%	05/15/29	225	266,329
Intelsat Jackson Holdings SA (Bermuda), Gtd. Notes	Caa2	11.250%	06/15/16	2,000	2,105,000
Liberty Interactive LLC, Sr. Unsec’d. Notes	B3	5.700%	05/15/13	800	828,000
NBCUniversal Media LLC, Sr. Unsec’d. Notes	Baa2	4.375%	04/01/21	1,350	1,446,046
News America, Inc., Gtd. Notes	Baa1	6.150%	03/01/37	460	514,179
News America, Inc., Gtd. Notes	Baa1	6.150%	02/15/41	1,430	1,638,125
News America, Inc., Gtd. Notes	Baa1	6.900%	08/15/39	65	77,032
News America, Inc., Gtd. Notes	Baa1	7.625%	11/30/28	1,415	1,631,581
Nielsen Finance LLC/Nielsen Finance Co., Gtd. Notes	B2	11.500%	05/01/16	2,800	3,227,000
Nielsen Finance LLC/Nielsen Finance Co., Gtd. Notes	B2	11.625%	02/01/14	1,400	1,617,000
RR Donnelley & Sons Co., Sr. Unsec’d. Notes	Ba1	4.950%	04/01/14	7,000	7,175,000
RR Donnelley & Sons Co., Sr. Unsec’d. Notes	Ba1	8.600%	08/15/16	4,750	5,035,000
Time Warner Cos., Inc., Gtd. Notes	Baa2	6.950%	01/15/28	2,153	2,603,836
Time Warner Cos., Inc., Gtd. Notes	Baa2	7.250%	10/15/17	1,440	1,776,829
Viacom, Inc., Sr. Unsec’d. Notes	Baa1	4.375%	09/15/14	860	927,211
Viacom, Inc., Sr. Unsec’d. Notes	Baa1	6.750%	10/05/37	1,820	2,269,167
Vivendi SA (France), Sr. Unsec’d. Notes, 144A	Baa2	5.750%	04/04/13	2,000	2,074,578

					42,033,794

Metals — 2.3%
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes(d)	Baa3	6.125%	06/01/18	1,585	1,665,371
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes	Baa3	6.250%	02/25/22	850	859,434
Berau Capital Resources Pte Ltd. (Singapore), Sr. Sec’d. Notes, Reg.-S	B1	12.500%	07/08/15	1,600	1,796,000
Bumi Investment Pte Ltd. (Singapore), Sec’d. Notes, MTN, Reg.-S	Ba3	10.750%	10/06/17	2,660	2,879,450
Century Aluminum Co., Sec’d. Notes	B(c)	8.000%	05/15/14	2,100	2,147,250
Freeport-McMoRan Copper & Gold, Inc., Sr. Unsec’d. Notes	Baa3	3.550%	03/01/22	1,815	1,743,158
Indo Integrated Energy II BV (Netherlands), Sr. Sec’d. Notes, Reg.-S	B1	9.750%	11/05/16	2,025	2,202,187
Metals USA, Inc., Sr. Sec’d. Notes	B2	11.125%	12/01/15	7,450	7,766,625
Newmont Mining Corp., Gtd. Notes	Baa1	6.250%	10/01/39	2,025	2,250,415
Novelis, Inc. (Canada), Gtd. Notes(d)	B2	8.375%	12/15/17	3,525	3,824,625
Peabody Energy Corp., Gtd. Notes, 144A	Ba1	6.000%	11/15/18	4,075	3,993,500
PT Adaro Indonesia (Indonesia), Gtd. Notes, Reg.-S	Ba1	7.625%	10/22/19	745	808,325
Teck Resources Ltd. (Canada), Sr. Sec’d. Notes	Baa2	10.250%	05/15/16	287	328,644
Xstrata Canada Financial Corp. (Canada), Gtd. Notes, 144A	Baa2	2.850%	11/10/14	1,825	1,858,135

					34,123,119

Non-Captive Finance — 2.4%
CIT Group, Inc., Gtd. Notes, 144A	B1	7.000%	05/04/15	350	350,420
CIT Group, Inc., Gtd. Notes, 144A	B1	7.000%	05/02/17	975	977,438
GATX Corp., Sr. Unsec’d. Notes	Baa1	4.750%	10/01/12	1,500	1,523,975
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN(d)	Aa2	5.875%	01/14/38	1,675	1,841,219
General Electric Capital Corp., Sr. Unsec’d. Notes, Ser. G, MTN(g)	Aa2	6.000%	08/07/19	6,315	7,374,404
General Electric Capital Corp., Sub. Notes(d)	Aa3	5.300%	02/11/21	1,185	1,283,394
HSBC Finance Corp., Sr. Sub. Notes	Baa1	6.676%	01/15/21	295	314,893
International Lease Finance Corp., Sr. Sec’d. Notes, 144A(d)	Ba3	6.500%	09/01/14	2,875	3,036,719
International Lease Finance Corp., Sr. Unsec’d. Notes	B1	5.750%	05/15/16	1,125	1,123,739
International Lease Finance Corp., Sr. Unsec’d. Notes(d)	B1	6.250%	05/15/19	1,400	1,381,910
Nelnet, Inc., Jr. Sub. Notes(a)	Ba2	3.846%	09/29/36	6,100	4,867,788
Preferred Term Securities X Ltd./Preferred Term Securities X, Inc. (Cayman Islands), Sr. Sec’d. Notes, 144A(a)(b)	Baa1	1.194%	07/03/33	2,355	1,436,733
SLM Corp., Sr. Notes, MTN	Ba1	6.250%	01/25/16	1,385	1,440,400
SLM Corp., Sr. Unsec’d. Notes, MTN(d)	Ba1	5.050%	11/14/14	4,150	4,252,820
SLM Corp., Sr. Unsec’d. Notes, MTN(d)	Ba1	8.450%	06/15/18	3,200	3,568,000
SLM Corp., Unsec’d. Notes, MTN(d)	Ba1	6.000%	01/25/17	1,075	1,107,250
Springleaf Finance Corp., Sr. Unsec’d. Notes, MTN	B3	6.900%	12/15/17	1,000	780,000

					36,661,102

Packaging — 0.7%
Greif Luxembourg Finance SCA (Luxembourg), Gtd. Notes, 144A	Ba2	7.375%	07/15/21	EUR 1,470	2,048,852
Greif, Inc., Sr. Unsec’d. Notes(d)	Ba2	7.750%	08/01/19	1,815	2,050,950
Sealed Air Corp., Sr. Unsec’d. Notes, 144A	B1	5.625%	07/15/13	6,600	6,810,837

					10,910,639

Paper — 0.7%
International Paper Co., Sr. Unsec’d. Notes	Baa3	6.000%	11/15/41	675	732,693
International Paper Co., Sr. Unsec’d. Notes	Baa3	7.300%	11/15/39	1,000	1,217,453
International Paper Co., Sr. Unsec’d. Notes	Baa3	7.950%	06/15/18	2,205	2,770,748
MeadWestvaco Corp., Sr. Unsec’d. Notes(d)	Ba1	7.375%	09/01/19	4,400	5,123,541
Rock-Tenn Co., Unsec’d. Notes, 144A(d)	Ba1	4.450%	03/01/19	1,165	1,170,234

					11,014,669

Pipelines & Other — 0.7%
Energy Transfer Partners LP, Sr. Unsec’d. Notes	Baa3	4.650%	06/01/21	1,065	1,084,995
Energy Transfer Partners LP, Sr. Unsec’d. Notes	Baa3	5.200%	02/01/22	725	758,464
ENN Energy Holdings Ltd. (Cayman Islands), Sr. Unsec’d. Notes, 144A(d)	Baa3	6.000%	05/13/21	1,430	1,373,620
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes	Baa2	7.300%	08/15/33	1,550	1,785,967
Mega Advance Investments Ltd. (Virgin Islands (BR)), Gtd. Notes, 144A	Baa1	5.000%	05/12/21	1,250	1,289,801
NiSource Finance Corp., Gtd. Notes	Baa3	5.450%	09/15/20	1,345	1,486,849
Sempra Energy, Sr. Unsec’d. Notes	Baa1	6.500%	06/01/16	2,275	2,689,248

					10,468,944

Railroads — 0.1%
Union Pacific Corp., Sr. Unsec’d. Notes	Baa2	4.163%	07/15/22	1,268	1,370,016

Real Estate Investment Trusts — 1.0%
Hospitality Properties Trust, Sr. Unsec’d. Notes	Baa2	7.875%	08/15/14	2,900	3,180,421
Post Apartment Homes LP, Sr. Unsec’d. Notes	Baa3	5.450%	06/01/12	2,300	2,314,343
ProLogis LP, Gtd. Notes	Baa2	6.875%	03/15/20	8	9,190
Simon Property Group LP, Sr. Unsec’d. Notes	A3	2.800%	01/30/17	45	46,077
Simon Property Group LP, Sr. Unsec’d. Notes(d)	A3	3.375%	03/15/22	325	313,432
Simon Property Group LP, Sr. Unsec’d. Notes	A3	4.200%	02/01/15	765	818,920
Simon Property Group LP, Sr. Unsec’d. Notes	A3	6.125%	05/30/18	40	47,094
Simon Property Group LP, Sr. Unsec’d. Notes	A3	6.750%	05/15/14	980	1,084,947
Simon Property Group LP, Sr. Unsec’d. Notes	A3	10.350%	04/01/19	1,685	2,321,051
WEA Finance LLC/WT Finance Aust Pty Ltd., Gtd. Notes, 144A	A2	5.750%	09/02/15	4,000	4,387,244

					14,522,719

Retailers — 1.0%
CVS Caremark Corp., Sr. Unsec’d. Notes	Baa2	6.125%	09/15/39	2,000	2,336,240
Macy’s Retail Holdings, Inc., Gtd. Notes(d)	Baa3	3.875%	01/15/22	600	601,749
Macy’s Retail Holdings, Inc., Gtd. Notes	Baa3	5.875%	01/15/13	7,800	8,081,167
Susser Holdings LLC/Susser Finance Corp., Gtd. Notes	B2	8.500%	05/15/16	2,565	2,815,087
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes(d)	Aa2	5.625%	04/15/41	1,190	1,440,339

					15,274,582

Technology — 1.6%
Advanced Micro Devices, Inc., Sr. Unsec’d. Notes(d)	Ba3	8.125%	12/15/17	1,530	1,683,000
Amphenol Corp., Sr. Unsec’d. Notes	Baa2	4.750%	11/15/14	2,475	2,688,508
Arrow Electronics, Inc., Sr. Unsec’d. Notes	Baa3	3.375%	11/01/15	600	617,716
Fiserv, Inc., Gtd. Notes	Baa2	3.125%	10/01/15	195	201,322
Fiserv, Inc., Gtd. Notes	Baa2	3.125%	06/15/16	545	556,906
NXP BV/NXP Funding LLC (Netherlands), Sr. Sec’d. Notes, 144A	BB(c)	10.000%	07/15/13	1,789	1,941,065
Seagate HDD Cayman (Cayman Islands), Gtd. Notes	Ba1	6.875%	05/01/20	2,875	3,058,281
Seagate HDD Cayman (Cayman Islands), Gtd. Notes	Ba1	7.750%	12/15/18	1,700	1,861,500
Seagate Technology International (Cayman Islands), Sec’d. Notes, 144A	Baa3	10.000%	05/01/14	2,794	3,157,220
SunGard Data Systems, Inc., Gtd. Notes(d)	Caa1	7.625%	11/15/20	1,700	1,814,750
SunGard Data Systems, Inc., Gtd. Notes(d)	Caa1	10.250%	08/15/15	2,610	2,711,138
SunGard Data Systems, Inc., Gtd. Notes	Caa1	10.625%	05/15/15	1,250	1,316,412
Xerox Corp., Sr. Unsec’d. Notes	Baa2	4.250%	02/15/15	2,000	2,124,262
Xerox Corp., Sr. Unsec’d. Notes	Baa2	5.500%	05/15/12	870	874,351

					24,606,431

Telecommunications — 2.5%
America Movil SAB de CV (Mexico), Gtd. Notes	A2	6.125%	03/30/40	795	923,248
AT&T Corp., Gtd. Notes	A2	8.000%	11/15/31	103	144,690
AT&T, Inc., Sr. Unsec’d. Notes	A2	5.350%	09/01/40	483	513,579
AT&T, Inc., Sr. Unsec’d. Notes(d)	A2	5.550%	08/15/41	2,410	2,671,300
AT&T, Inc., Sr. Unsec’d. Notes	A2	6.550%	02/15/39	1,990	2,421,748
British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes	Baa2	9.625%	12/15/30	328	482,594
CC Holdings GS V LLC/Crown Castle GS III Corp., Sr. Sec’d Notes, 144A	Baa3	7.750%	05/01/17	3,000	3,270,000
Cellco Partnership/Verizon Wireless Capital LLC, Sr. Unsec’d. Notes	A2	8.500%	11/15/18	2,960	4,064,148
Digicel Ltd. (Bermuda), Sr. Unsec’d. Notes, 144A	B1	12.000%	04/01/14	1,910	2,134,425
Eileme 2 AB (Sweden), Gtd. Notes, 144A(d)	B3	11.625%	01/31/20	1,700	1,772,250
Embarq Corp., Sr. Unsec’d. Notes (original cost $5,906,280; purchased 05/04/11-05/11/11)(b)(f)	Baa3	7.082%	06/01/16	5,225	5,884,505

Embarq Corp., Sr. Unsec’d. Notes
(original cost $1,303,800; purchased 04/22/10)(b)(f)	Baa3	7.995%	06/01/36	1,250	1,263,455
MetroPCS Wireless, Inc., Gtd. Notes(d)	B2	7.875%	09/01/18	775	815,687
Nextel Communications, Inc., Gtd. Notes, Ser. E(d)	B+(c)	6.875%	10/31/13	2,845	2,845,000
Qwest Corp., Sr. Unsec’d. Notes(a)	Baa3	3.724%	06/15/13	3,750	3,793,665
Qwest Corp., Sr. Unsec’d. Notes	Baa3	8.375%	05/01/16	1,100	1,314,414
Telefonica Emisiones SAU (Spain), Gtd. Notes	Baa1	5.134%	04/27/20	1,090	1,042,506
Telefonica Emisiones SAU (Spain), Gtd. Notes	Baa1	7.045%	06/20/36	5	4,915
Vimpel Communications Via Vip Finance Ireland Ltd. OJSC (Ireland), Sec’d. Notes, 144A(d)	Ba3	7.748%	02/02/21	1,500	1,481,250
Wind Acquisition Finance SA (Luxembourg), Gtd. Notes, 144A	B3	11.750%	07/15/17	EUR 450	567,159

					37,410,538

Tobacco — 0.5%
Altria Group, Inc., Gtd. Notes	Baa1	9.950%	11/10/38	3,715	5,650,690
Lorillard Tobacco Co., Gtd. Notes	Baa2	3.500%	08/04/16	515	536,186
Lorillard Tobacco Co., Gtd. Notes(d)	Baa2	8.125%	06/23/19	895	1,111,229

					7,298,105

TOTAL CORPORATE BONDS (cost $624,491,488)					665,218,006

FOREIGN AGENCIES — 2.9%
Export-Import Bank of Korea (South Korea), Sr. Unsec’d. Notes	A1	4.125%	09/09/15	2,000	2,097,574
GAZ Capital SA For Gazprom (Luxembourg), Sr. Unsec’d. Notes, 144A	Baa1	4.950%	05/23/16	1,950	2,020,726
GAZ Capital SA For Gazprom (Luxembourg), Sr. Unsec’d. Notes, 144A	Baa1	9.250%	04/23/19	3,935	4,859,725
GAZ Capital SA For Gazprom (Luxembourg), Sr. Unsec’d. Notes, Reg.-S	Baa1	9.250%	04/23/19	2,055	2,537,925
Gazprom International SA For Gazprom (Luxembourg), Sr. Unsec’d. Notes, 144A	BBB+(c)	7.201%	02/01/20	566	624,034
IPIC GMTN Ltd. (Cayman Islands), Gtd. Notes, 144A, MTN	Aa3	5.500%	03/01/22	2,375	2,443,281
Kazmunaygas National Co. (Kazakhstan), Sr. Unsec’d. Notes, 144A, MTN(d)	Baa3	8.375%	07/02/13	1,200	1,278,324
Korea Development Bank (The) (South Korea), Sr. Unsec’d. Notes	A1	3.875%	05/04/17	2,600	2,691,315
Korea Expressway Corp. (South Korea), Sr. Unsec’d. Notes, Ser. G, 144A, MTN	A1	4.500%	03/23/15	1,785	1,874,619
Korea Finance Corp. (South Korea), Sr. Unsec’d. Notes	A1	4.625%	11/16/21	600	611,977
Korea Hydro & Nuclear Power Co. Ltd. (South Korea), Sr. Unsec’d. Notes, 144A(d)	A1	4.750%	07/13/21	1,650	1,710,288
Korea Hydro & Nuclear Power Co. Ltd. (South Korea), Sr. Unsec’d. Notes, 144A	A1	6.250%	06/17/14	2,730	2,955,427
NAK Naftogaz Ukraine (Ukraine), Gtd. Notes	NR	9.500%	09/30/14	3,765	3,642,637
National Agricultural Cooperative Federation (South Korea), Sr. Unsec’d. Notes, 144A, MTN	A1	3.500%	02/08/17	1,575	1,580,391
Petrobras International Finance Co. (Cayman Islands), Gtd. Notes	A3	5.375%	01/27/21	6,425	6,918,048
Petroleos de Venezuela SA (Venezuela), Sr. Unsec’d. Notes, Ser. 2014	NR	4.900%	10/28/14	3,435	3,074,325
Petroleos Mexicanos (Mexico), Gtd. Notes, 144A(d)	Baa1	4.875%	01/24/22	2,100	2,205,000

TOTAL FOREIGN AGENCIES (cost $41,352,264)					43,125,616

MORTGAGE-BACKED SECURITIES — 5.2%
Federal Home Loan Mortgage Corp.		5.000%	07/01/19	357	387,043
Federal Home Loan Mortgage Corp.		5.500%	10/01/33 - 06/01/34	2,577	2,858,798
Federal Home Loan Mortgage Corp.		5.500%	TBA 30 YR	13,000	14,105,001
Federal Home Loan Mortgage Corp.		6.000%	11/01/33 - 06/01/34	1,998	2,235,208
Federal Home Loan Mortgage Corp.		6.000%	TBA 30 YR	1,500	1,650,469
Federal Home Loan Mortgage Corp.		6.500%	07/01/32 - 09/01/32	1,463	1,669,119
Federal Home Loan Mortgage Corp.		7.000%	10/01/32	168	195,184
Federal National Mortgage Association		4.000%	05/01/19	251	268,661
Federal National Mortgage Association		4.500%	12/01/18 - 02/01/35	2,065	2,237,308
Federal National Mortgage Association		5.500%	03/01/17 - 09/01/34	6,837	7,514,981
Federal National Mortgage Association		6.000%	09/01/17 - 11/01/36	5,127	5,701,361
Federal National Mortgage Association		6.500%	12/01/14 - 11/01/33	3,333	3,782,290
Federal National Mortgage Association		7.000%	05/01/32 - 06/01/32	241	279,767
Government National Mortgage Association		4.500%	TBA 30 YR	20,000	21,753,126
Government National Mortgage Association		5.500%	01/15/33 - 07/15/35	4,919	5,554,183
Government National Mortgage Association		6.000%	12/15/32 - 11/15/34	3,949	4,483,727
Government National Mortgage Association		6.500%	09/15/32 - 11/15/33	3,090	3,598,832
Government National Mortgage Association		7.500%	10/15/25 - 02/15/26	76	87,364

TOTAL MORTGAGE-BACKED SECURITIES (cost $74,789,664)					78,362,422

MUNICIPAL BONDS — 1.3%
Bay Area Toll Authority, Revenue Bonds, BABs	A1	6.907%	10/01/50	1,125	1,478,048
Chicago O’Hare International Airport, Revenue Bonds, BABs	A1	6.395%	01/01/40	1,380	1,686,222
Metropolitan Government of Nashville & Davidson County Convention Center Authority, Revenue Bonds, BABs	Aa2	6.731%	07/01/43	1,375	1,616,863
New Jersey State Turnpike Authority, Revenue Bonds, Ser. 2010A, BABs	A3	7.102%	01/01/41	1,175	1,615,131
New Jersey State Turnpike Authority, Revenue Bonds, Ser. F, BABs	A3	7.414%	01/01/40	2,050	2,923,935
Ohio State University (The), Revenue Bonds, BABs	Aa1	4.910%	06/01/40	695	772,819
Ohio State Water Development Authority, Revenue Bonds, BABs	Aaa	4.879%	12/01/34	450	483,728
Oregon State Department of Transportation, Revenue Bonds, Ser. A, BABs	Aa2	5.834%	11/15/34	615	744,519
Pennsylvania Turnpike Commission, Revenue Bonds, Ser. B, BABs	Aa3	5.511%	12/01/45	800	884,400
Regional Transportation District, Revenue Bonds, Ser. 2010B, BABs	Aa2	5.844%	11/01/50	1,000	1,249,330
State of California, General Obligation Unlimited, BABs	A1	7.300%	10/01/39	2,280	2,854,560
State of California, General Obligation Unlimited, BABs	A1	7.625%	03/01/40	725	938,469
Texas State Transportation Commission, Revenue Bonds, Ser. B, BABs	Aaa	5.028%	04/01/26	425	507,875
University of California, Revenue Bonds, BABs	Aa1	5.770%	05/15/43	1,400	1,646,134

TOTAL MUNICIPAL BONDS (cost $15,530,529)					19,402,033

SOVEREIGNS — 1.5%
Belgium Government International Bond (Belgium), Sr. Unsec’d. Notes, Ser. E, MTN	NR	2.750%	03/05/15	1,945	1,971,063
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, Reg.-S	Baa3	4.875%	05/05/21	1,600	1,734,000
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, Reg.-S	Baa3	7.250%	04/20/15	1,600	1,822,000
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, Reg.-S	Baa3	10.375%	05/04/14	1,400	1,631,000
Ireland Government Bond (Ireland), Bonds	Ba1	4.500%	04/18/20	EUR1,850	2,122,021
Jamaica Government International Bond (Jamaica), Sr. Unsub. Notes	B3	11.000%	07/27/12	EUR620	830,288
Peru Enhanced Pass-Through Finance Ltd. (Cayman Islands), Pass-thru Certs., 144A(h)	Baa3	3.510%	05/31/18	1,285	1,053,269
Poland Government International Bond (Poland), Sr. Unsec’d. Notes, Ser. 3BR	A2	1.000%	06/20/12	JPY500,000	6,033,080
Qatar Government International Bond (Qatar), Sr. Unsec’d. Notes, 144A(d)	Aa2	5.250%	01/20/20	2,110	2,326,275
Qatar Government International Bond (Qatar), Sr. Unsec’d. Notes, 144A	Aa2	6.400%	01/20/40	1,090	1,272,575
Republic of Ghana (Ghana), Unsec’d. Notes, 144A(d)	B(c)	8.500%	10/04/17	2,000	2,290,000

TOTAL SOVEREIGNS (cost $22,952,533)					23,085,571

U.S. GOVERNMENT AGENCY OBLIGATION — 0.4%
Federal Home Loan Mortgage Corp. (cost $6,118,870)		1.250%	05/12/17	6,155	6,146,685

U.S. GOVERNMENT TREASURY SECURITIES — 1.7%
U.S. Treasury Bonds		3.125%	11/15/41	2,875	2,757,755
U.S. Treasury Bonds		3.750%	08/15/41	15,195	16,427,223
U.S. Treasury Notes		0.375%	03/15/15	3,980	3,964,765
U.S. Treasury Notes		3.125%	10/31/16	290	318,116
U.S. Treasury Notes		0.875%	02/28/17	1,670	1,658,258
U.S. Treasury Strips Coupon(i)		2.940%	02/15/25	440	301,592

TOTAL U.S. GOVERNMENT TREASURY SECURITIES (cost $25,846,815)					25,427,709

				Shares
PREFERRED STOCK — 0.1%
Banking — 0.1%
Citigroup Capital XIII, 7.875% (Capital Security, fixed to floating preferred)(a) (cost $1,125,000)				45,000	1,224,000

TOTAL LONG-TERM INVESTMENTS (cost $1,264,378,087)					1,334,179,142

SHORT-TERM INVESTMENTS — 21.0%
AFFILIATED MUTUAL FUNDS — 21.0%
Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund(j) (cost $166,230,944)				16,821,374	150,551,293
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund(j)(k) (cost $163,530,551; includes $127,005,115 of cash collateral received for securities on loan)				163,530,551	163,530,551

TOTAL AFFILIATED MUTUAL FUNDS (cost $329,761,495)					314,081,844

				Contracts
OPTIONS PURCHASED*(l)
Call Options
5 Year U.S. Treasury Notes, expiring 04/20/12, Strike Price $122.00				589	427,945
5 Year U.S. Treasury Notes, expiring 04/20/12, Strike Price $122.50				589	216,273
5 Year U.S. Treasury Notes, expiring 04/20/12, Strike Price $123.00				589	78,227

Eurodollar 2 Year Midcurve, expiring 04/13/12, Strike Price $99.00	350	54,688
Eurodollar 2 Year Midcurve, expiring 04/13/12, Strike Price $99.25	290	3,625

TOTAL OPTIONS PURCHASED (cost $444,694)		780,758

TOTAL SHORT-TERM INVESTMENTS (cost $330,206,189)		314,862,602

TOTAL INVESTMENTS — 110.1% (cost $1,594,584,276)		1,649,041,744
LIABILITIES IN EXCESS OF OTHER ASSETS(m) — (10.1)%		(151,326,900)

NET ASSETS — 100.0%		$1,497,714,844

The following abbreviations are used in portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
Reg.-S	Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
BABs	Build America Bonds
BTP	Buoni del Tesoro Poliennali — Long Term Treasury Bonds
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FHLMC	Federal Home Loan Mortgage Association
I/O	Interest Only
MTN	Medium Term Note
NR	Not Rated by Moody’s or Standard & Poor’s
PIK	Payment in Kind
TBA	To Be Announced
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
GBP	Pound Sterling
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
RUB	Russian Rouble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
ZAR	South African Rand
BBR	New Zealand Bank Bill Rate
LIBOR	London Interbank Offered Rate

†	The ratings reflected are as of March 31, 2012. Ratings of certain bonds may have changed subsequent to that date.
#	Principal amount shown in U.S. dollars unless otherwise stated.
*	Non-income producing security.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2012.
(b)	Indicates a security that has been deemed illiquid.
(c)	Standard & Poor’s Rating.
(d)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $123,634,147; cash collateral of $127,005,115 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(e)	Represents issuer in default on interest payments and/or principal repayment; non-income producing security.
(f)	Indicates a restricted security; the aggregate original cost of such securities is $9,861,404. The aggregate value of $9,984,460 is approximately 0.7% of net assets.

(g)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(h)	Represents zero coupon bond. Rate shown reflects the effective yield at March 31, 2012.
(i)	Rate shown reflects the effective yield at March 31, 2012.
(j)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund and the Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund.
(k)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(l)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2012.
(m)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Open futures contracts outstanding at March 31, 2012:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2012	Unrealized Appreciation/ (Depreciation)(1)
	Long Positions:
845	2 Year U.S. Treasury Notes	Jun. 2012	$186,028,789	$186,018,828	$(9,961)
1,139	10 Year U.S. Treasury Notes	Jun. 2012	147,945,454	147,482,703	(462,751)
23	10 Year Euro-BTP	Jun. 2012	3,097,899	3,207,712	109,813
585	U.S. Long Bond	Jun. 2012	82,778,165	80,583,750	(2,194,415)
203	U.S. Ultra Bond	Jun. 2012	30,983,968	30,646,656	(337,312)

					(2,894,626)

	Short Position:
529	5 Year U.S. Treasury Notes	Jun. 2012	64,808,138	64,823,164	(15,026)

					$(2,909,652)

(1)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2012.

Forward currency contracts outstanding at March 31, 2012:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Value at March 31, 2012	Unrealized Appreciation/ (Depreciation)(1)
Australian Dollar expiring 05/23/12	Morgan Stanley	AUD	2,851	$2,994,700	$2,935,741	$(58,959)
Brazilian Real expiring 04/05/12	Citibank NA	BRL	8,756	4,673,500	4,791,059	117,559
Brazilian Real expiring 04/05/12	Citibank NA	BRL	4,110	2,358,900	2,249,147	(109,753)
Brazilian Real expiring 04/05/12	UBS AG	BRL	11,572	6,328,892	6,332,252	3,360
Brazilian Real expiring 04/19/12	Citibank NA	BRL	19,075	10,683,160	10,404,171	(278,989)
Brazilian Real expiring 04/19/12	Citibank NA	BRL	6,811	3,838,100	3,714,841	(123,259)
Canadian Dollar expiring 05/22/12	Citibank NA	CAD	8,814	8,872,695	8,827,275	(45,420)
Canadian Dollar expiring 05/22/12	JPMorgan Chase & Co.	CAD	1,480	1,497,900	1,481,853	(16,047)
Chilean Peso expiring 04/17/12	Citibank NA	CLP	2,996,546	6,143,611	6,119,744	(23,867)
Chilean Peso expiring 04/17/12	Citibank NA	CLP	1,863,014	3,838,100	3,804,770	(33,330)
Chilean Peso expiring 04/17/12	Citibank NA	CLP	1,127,175	2,333,600	2,301,992	(31,608)
Chinese Yuan Renminbi expiring 08/02/12	Morgan Stanley	CNY	49,235	7,782,400	7,806,379	23,979
Chinese Yuan Renminbi expiring 08/02/12	Morgan Stanley	CNY	5,019	791,966	795,851	3,885
Chinese Yuan Renminbi expiring 08/02/12	UBS AG	CNY	100,235	15,790,000	15,892,479	102,479
Chinese Yuan Renminbi expiring 08/02/12	UBS AG	CNY	98,787	15,496,000	15,662,907	166,907
Chinese Yuan Renminbi expiring 08/02/12	UBS AG	CNY	24,658	3,895,900	3,909,634	13,734
Chinese Yuan Renminbi expiring 10/29/12	Morgan Stanley	CNY	14,861	2,351,100	2,355,912	4,812
Colombian Peso expiring 04/11/12	Citibank NA	COP	15,070,643	8,504,397	8,420,179	(84,218)
Czech Koruna expiring 05/24/12	Citibank NA	CZK	27,593	1,494,900	1,484,353	(10,547)
Czech Koruna expiring 05/24/12	JPMorgan Chase & Co.	CZK	99,007	5,361,585	5,325,974	(35,611)
Euro expiring 05/25/12	Citibank NA	EUR	1,129	1,494,900	1,506,136	11,236
Indian Rupee expiring 01/07/13	Citibank NA	INR	125,401	2,353,400	2,348,698	(4,702)
Indian Rupee expiring 01/07/13	Citibank NA	INR	82,789	1,565,900	1,550,600	(15,300)
Indian Rupee expiring 01/07/13	UBS AG	INR	199,718	3,834,100	3,740,626	(93,474)
Indian Rupee expiring 01/07/13	UBS AG	INR	168,265	3,131,100	3,151,527	20,427
Indian Rupee expiring 01/07/13	UBS AG	INR	135,639	2,492,900	2,540,446	47,546
Indonesian Rupiah expiring 04/19/12	Citibank NA	IDR	55,061,352	5,917,394	6,010,277	92,883
Mexican Nuevo Peso expiring 05/22/12	Citibank NA	MXN	28,682	2,251,300	2,230,507	(20,793)
Mexican Nuevo Peso expiring 05/22/12	JPMorgan Chase & Co.	MXN	96,635	7,587,746	7,515,102	(72,644)
New Zealand Dollar expiring 05/23/12	Citibank NA	NZD	3,665	3,000,800	2,989,861	(10,939)
New Zealand Dollar expiring 05/23/12	Citibank NA	NZD	2,066	1,703,475	1,685,170	(18,305)

New Zealand Dollar expiring 05/23/12	Morgan Stanley	NZD	70	56,600	56,815	215
Norwegian Krone expiring 05/24/12	Citibank NA	NOK	17,176	3,001,700	3,009,718	8,018
Norwegian Krone expiring 05/24/12	Citibank NA	NOK	17,131	3,000,800	3,001,842	1,042
Norwegian Krone expiring 05/24/12	Citibank NA	NOK	12,942	2,246,000	2,267,826	21,826
Norwegian Krone expiring 05/24/12	Citibank NA	NOK	8,642	1,494,200	1,514,269	20,069
Norwegian Krone expiring 05/24/12	Morgan Stanley	NOK	20,786	3,604,739	3,642,204	37,465
Polish Zloty expiring 05/24/12	Citibank NA	PLN	11,672	3,704,395	3,732,080	27,685
Polish Zloty expiring 05/24/12	Citibank NA	PLN	7,017	2,246,800	2,243,606	(3,194)
Pound Sterling expiring 05/25/12	JPMorgan Chase & Co.	GBP	1,511	2,390,380	2,416,162	25,782
Pound Sterling expiring 05/25/12	Morgan Stanley	GBP	1,888	2,995,800	3,018,429	22,629
Russian Rouble expiring 04/09/12	Citibank NA	RUB	97,490	3,132,500	3,320,020	187,520
Russian Rouble expiring 04/09/12	Citibank NA	RUB	79,598	2,492,900	2,710,728	217,828
Russian Rouble expiring 04/09/12	Citibank NA	RUB	74,932	2,353,400	2,551,826	198,426
Russian Rouble expiring 04/09/12	Citibank NA	RUB	72,886	2,350,100	2,482,140	132,040
Russian Rouble expiring 04/09/12	Citibank NA	RUB	71,905	2,355,300	2,448,731	93,431
Russian Rouble expiring 04/09/12	Citibank NA	RUB	48,999	1,565,900	1,668,652	102,752
Russian Rouble expiring 04/09/12	Citibank NA	RUB	45,489	1,560,600	1,549,138	(11,462)
Russian Rouble expiring 06/14/12	Citibank NA	RUB	88,925	2,992,900	2,999,821	6,921
Russian Rouble expiring 06/14/12	Citibank NA	RUB	88,778	2,994,700	2,994,857	157
Russian Rouble expiring 06/14/12	Citibank NA	RUB	43,988	1,500,900	1,483,890	(17,010)
Singapore Dollar expiring 05/23/12	Citibank NA	SGD	5,731	4,565,923	4,559,600	(6,323)
Singapore Dollar expiring 05/23/12	JPMorgan Chase & Co.	SGD	4,698	3,744,700	3,737,348	(7,352)
Singapore Dollar expiring 05/23/12	JPMorgan Chase & Co.	SGD	3,768	2,994,700	2,997,491	2,791
Singapore Dollar expiring 05/23/12	JPMorgan Chase & Co.	SGD	2,828	2,252,800	2,249,627	(3,173)
South African Rand expiring 05/31/12	Citibank NA	ZAR	50,895	6,551,783	6,574,933	23,150
South African Rand expiring 05/31/12	Citibank NA	ZAR	23,050	3,001,700	2,977,678	(24,022)
South Korean Won expiring 04/26/12	Citibank NA	KRW	2,669,361	2,350,100	2,351,144	1,044
South Korean Won expiring 04/26/12	Morgan Stanley	KRW	1,771,659	1,565,900	1,560,458	(5,442)
South Korean Won expiring 04/26/12	UBS AG	KRW	4,281,401	3,838,100	3,771,011	(67,089)
South Korean Won expiring 04/26/12	UBS AG	KRW	3,527,489	3,148,700	3,106,973	(41,727)
South Korean Won expiring 04/26/12	UBS AG	KRW	3,499,450	3,128,000	3,082,277	(45,723)
Swedish Krona expiring 05/24/12	Citibank NA	SEK	20,184	2,994,700	3,044,179	49,479
Swedish Krona expiring 05/24/12	Citibank NA	SEK	20,142	3,009,800	3,037,823	28,023
Swedish Krona expiring 05/24/12	Citibank NA	SEK	10,094	1,494,200	1,522,378	28,178
Swedish Krona expiring 05/24/12	Morgan Stanley	SEK	12,889	1,909,541	1,943,937	34,396
Thai Baht expiring 04/23/12	Citibank NA	THB	73,753	2,366,300	2,386,986	20,686
Thai Baht expiring 04/23/12	Citibank NA	THB	73,715	2,355,300	2,385,761	30,461
Thai Baht expiring 04/23/12	UBS AG	THB	98,091	3,163,100	3,174,679	11,579
Thai Baht expiring 04/23/12	UBS AG	THB	72,501	2,357,000	2,346,481	(10,519)
Thai Baht expiring 04/23/12	UBS AG	THB	70,801	2,333,600	2,291,464	(42,136)
Turkish Lira expiring 05/31/12	Citibank NA	TRY	5,476	2,996,200	3,029,038	32,838
Turkish Lira expiring 05/31/12	Citibank NA	TRY	5,447	3,001,700	3,012,828	11,128
Turkish Lira expiring 05/31/12	JPMorgan Chase & Co.	TRY	4,086	2,257,300	2,260,179	2,879

				265,786,182	266,402,490	616,308

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Value at March 31, 2012	Unrealized Appreciation/ (Depreciation)(1)
Australian Dollar expiring 05/23/12	Morgan Stanley	AUD	2,871	$2,989,700	$2,956,013	$33,687
Brazilian Real expiring 04/05/12	Citibank NA	BRL	24,439	13,717,971	13,372,458	345,513
Brazilian Real expiring 04/19/12	Citibank NA	BRL	9,662	5,535,300	5,270,281	265,019
Brazilian Real expiring 04/19/12	Citibank NA	BRL	5,186	2,921,100	2,828,883	92,217
Brazilian Real expiring 04/19/12	Citibank NA	BRL	4,226	2,350,100	2,305,007	45,093
Canadian Dollar expiring 05/22/12	Citibank NA	CAD	4,953	4,943,800	4,960,596	(16,796)
Chilean Peso expiring 04/17/12	Citibank NA	CLP	1,871,259	3,844,000	3,821,609	22,391
Chilean Peso expiring 04/17/12	Citibank NA	CLP	1,138,802	2,306,200	2,325,736	(19,536)
Chilean Peso expiring 04/17/12	Citibank NA	CLP	1,113,661	2,247,096	2,274,392	(27,296)
Chinese Yuan Renminbi expiring 08/02/12	Morgan Stanley	CNY	67,431	10,630,850	10,691,417	(60,567)
Chinese Yuan Renminbi expiring 08/02/12	Morgan Stanley	CNY	30,119	4,766,100	4,775,496	(9,396)
Chinese Yuan Renminbi expiring 08/02/12	Morgan Stanley	CNY	19,745	3,134,800	3,130,542	4,258
Chinese Yuan Renminbi expiring 08/02/12	Morgan Stanley	CNY	19,173	3,032,300	3,039,960	(7,660)
Chinese Yuan Renminbi expiring 08/02/12	Morgan Stanley	CNY	14,789	2,317,300	2,344,832	(27,532)
Chinese Yuan Renminbi expiring 08/02/12	UBS AG	CNY	67,442	10,630,850	10,693,103	(62,253)
Chinese Yuan Renminbi expiring 08/02/12	UBS AG	CNY	24,844	3,881,800	3,938,998	(57,198)
Chinese Yuan Renminbi expiring 08/02/12	UBS AG	CNY	19,758	3,142,200	3,132,701	9,499

Chinese Yuan Renminbi expiring 08/02/12	UBS AG	CNY	14,634	2,331,500	2,320,201	11,299
Chinese Yuan Renminbi expiring 10/29/12	Morgan Stanley	CNY	14,861	2,342,761	2,355,912	(13,151)
Colombian Peso expiring 04/11/12	Citibank NA	COP	6,859,618	3,844,000	3,832,565	11,435
Colombian Peso expiring 04/11/12	Citibank NA	COP	2,749,794	1,537,400	1,536,348	1,052
Czech Koruna expiring 05/24/12	UBS AG	CZK	70,106	3,751,000	3,771,281	(20,281)
Euro expiring 05/25/12	Citibank NA	EUR	9,740	12,851,018	12,993,800	(142,782)
Euro expiring 05/25/12	Citibank NA	EUR	1,138	1,498,100	1,517,862	(19,762)
Indian Rupee expiring 01/07/13	Citibank NA	INR	125,143	2,350,100	2,343,864	6,236
Indian Rupee expiring 01/07/13	UBS AG	INR	233,317	4,459,000	4,369,917	89,083
Indian Rupee expiring 01/07/13	UBS AG	INR	199,718	3,765,427	3,740,626	24,801
Indian Rupee expiring 01/07/13	UBS AG	INR	153,634	2,923,145	2,877,491	45,654
Indonesian Rupiah expiring 04/19/12	UBS AG	IDR	30,804,803	3,428,470	3,362,529	65,941
Indonesian Rupiah expiring 04/19/12	UBS AG	IDR	24,256,549	2,688,600	2,647,748	40,852
Japanese Yen expiring 06/20/12	Barclays Bank PLC	JPY	500,000	6,456,286	6,045,353	410,933
New Zealand Dollar expiring 05/23/12	Citibank NA	NZD	2,404	1,956,300	1,961,329	(5,029)
Norwegian Krone expiring 05/24/12	Citibank NA	NOK	17,353	3,009,800	3,040,799	(30,999)
Polish Zloty expiring 05/24/12	Citibank NA	PLN	7,106	2,241,300	2,272,063	(30,763)
Pound Sterling expiring 05/25/12	Citibank NA	GBP	1,564	2,476,467	2,501,084	(24,617)
Russian Rouble expiring 04/09/12	Citibank NA	RUB	158,488	5,381,600	5,397,329	(15,729)
Russian Rouble expiring 04/09/12	Citibank NA	RUB	150,928	4,902,800	5,139,861	(237,061)
Russian Rouble expiring 04/09/12	Citibank NA	RUB	91,512	3,074,900	3,116,454	(41,554)
Russian Rouble expiring 04/09/12	Citibank NA	RUB	90,371	3,028,921	3,077,590	(48,669)
South African Rand expiring 05/31/12	Citibank NA	ZAR	17,518	2,257,300	2,263,126	(5,826)
South Korean Won expiring 04/26/12	UBS AG	KRW	7,968,509	7,004,051	7,018,575	(14,524)
South Korean Won expiring 04/26/12	UBS AG	KRW	4,298,526	3,765,682	3,786,094	(20,412)
South Korean Won expiring 04/26/12	UBS AG	KRW	3,482,324	3,074,900	3,067,193	7,707
Thai Baht expiring 05/31/12	UBS AG	THB	180,532	5,872,000	5,827,967	44,033
Thai Baht expiring 05/31/12	UBS AG	THB	118,664	3,850,100	3,830,737	19,363
Thai Baht expiring 05/31/12	UBS AG	THB	90,466	2,921,100	2,920,460	640
Turkish Lira expiring 05/31/12	UBS AG	TRY	4,066	2,250,600	2,249,377	1,223

				$193,686,095	$193,047,559	638,536

						$1,254,844

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of March 31, 2012.

Inflation swap agreement outstanding at March 31, 2012:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid/(Received)	Unrealized Depreciation(2)	Counterparty
Over-the-counter swap agreement :
$ 3,060	02/22/22	2.655%	US CPI Urban Consumers NSA(1)	$(744)	$—	$(744)	Barclays Bank PLC

(1)	Portfolio pays the floating rate and receives the fixed rate.
(2)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2012.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

Interest rate swap agreements out standing at March 31, 2012:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)(3)	Counterparty
Over-the-counter swap agreements:
	$7,995	01/09/17	1.237%	3 month LIBOR(1)	$(20,585)	$—	$(20,585)	Barclays Bank PLC
	25,945	11/15/18	1.531%	3 month LIBOR(1)	258,957	—	258,957	Citibank NA
	25,260	11/15/18	1.712%	3 month LIBOR(1)	(38,203)	—	(38,203)	Citibank NA
	25,260	11/15/18	1.700%	3 month LIBOR(1)	(19,331)	—	(19,331)	Morgan Stanley Capital Services, Inc.
	4,735	01/27/22	2.071%	3 month LIBOR(1)	66,964	—	66,964	Citibank NA
	4,265	01/30/22	2.082%	3 month LIBOR(1)	57,717	—	57,717	Citibank NA
	9,095	02/07/22	2.056%	3 month LIBOR(1)	149,611	—	149,611	Citibank NA
	10,230	02/10/22	2.097%	3 month LIBOR(1)	132,095	—	132,095	Morgan Stanley Capital Services, Inc.
CAD	13,500	02/22/17	1.708%	3 month Canadian Bankers Acceptances(2)	(84,788)	—	(84,788)	Citibank NA
MXN	199,700	07/05/13	5.480%	28 day Mexican Interbank Rate(2)	147,807	—	147,807	Barclays Bank PLC
MXN	100,000	12/15/16	5.750%	28 day Mexican Interbank Rate(2)	40,503	—	40,503	Barclays Bank PLC
MXN	54,100	02/18/22	6.600%	28 day Mexican Interbank Rate((2)	(6,488)	—	(6,488)	Barclays Bank PLC
NZD	13,400	08/18/16	4.173%	3 month BBR(2)	281,218	—	281,218	Citibank NA
NZD	4,320	03/26/17	3.810%	3 month BBR(2)	14,670	—	14,670	HSBC Bank USA NA

					$980,147	$—	$980,147

(1)	Portfolio pays the fixed rate and receives the floating rate.
(2)	Portfolio pays the floating rate and receives the fixed rate.
(3)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2012.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

Credit default swap agreements outstanding at March 31, 2012:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)(5)	Counterparty
Over-the-counter credit default swaps on corporate issues - Buy Protection(1):
American International Group, Inc.	03/20/18	3.700%	$3,700	$(306,286)	$—	$(306,286)	Deutsche Bank AG
CBS Corp.	06/20/14	1.000%	4,800	(69,250)	167,412	(236,662)	Citibank NA
Centex Corp.	06/20/14	1.000%	2,500	11,106	(7,732)	18,838	Credit Suisse International
Duke Energy Corp.	03/20/14	0.700%	3,400	(38,209)	—	(38,209)	Goldman Sachs International, Inc.
GATX Financial Corp.	12/20/12	1.000%	1,500	(6,455)	3,623	(10,078)	Credit Suisse International
Macy’s Retail Holdings, Inc.	12/20/12	1.000%	7,800	(44,525)	71,203	(115,728)	Deutsche Bank AG
Masco Corp.	09/20/13	1.000%	2,600	5,827	36,165	(30,338)	Deutsche Bank AG
R.R. Donnelley & Sons Co.	06/20/14	1.000%	7,000	524,429	250,339	274,090	Deutsche Bank AG
R.R. Donnelley & Sons Co.	09/20/16	1.000%	4,750	958,648	377,681	580,967	JPMorgan Chase Bank
Sealed Air Corp.	06/20/13	1.000%	6,600	(11,654)	34,395	(46,049)	Deutsche Bank AG
SLM Corp.	06/20/14	5.000%	4,150	(196,885)	359,410	(556,295)	JPMorgan Chase Bank
Starwood Hotels & Resorts Holdings, Inc.	03/20/14	7.050%	980	(126,737)	—	(126,737)	Deutsche Bank AG
Toll Brothers Financial Corp.	03/20/15	1.000%	4,695	7,782	21,758	(13,976)	Credit Suisse International
Westvaco Corp.	09/20/19	1.000%	4,400	121,471	64,694	56,777	JPMorgan Chase Bank

				$829,262	$1,378,948	$(549,686)

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Fair Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation(5)	Counterparty
Over-the-counter credit default swap on credit index - Buy Protection(1):
Itraxx Euro Ser. 9	06/20/13	1.650%	EUR	3,700	$(43,609)	$(43,965)	$356	Morgan Stanley Capital Services, Inc.

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2012(4)	Fair Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation(5)	Counterparty
Over-the-counter credit default swaps on sovereign issues - Sell Protection(2):
Kingdom of Netherlands	03/20/13	0.250%	$8,250	0.613%	$(28,563)	$(34,653)	$6,090	Morgan Stanley Capital Services, Inc.
Republic of Austria	03/20/13	1.000%	8,250	0.625%	32,968	(37,199)	70,167	Morgan Stanley Capital Services, Inc.
Republic of France	03/20/13	0.250%	8,250	0.714%	(36,695)	(88,174)	51,479	Morgan Stanley Capital Services, Inc.

					$(32,290)	$(160,026)	$127,736

The Portfolio entered into credit default swaps as the protection seller on credit indices and sovereign issues to take an active short position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness.

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues as of the reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	The amount represents fair value of derivative instruments subject to credit contracts risk exposure as of March 31, 2012.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally for securities actively traded on a regulated securities exchange and for open-end mutual funds which trade at daily net asset value.

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	$—	$119,143,258	$6,285,967
Residential Mortgage-Backed Securities	—	62,008,854	—
Bank Loans	—	18,253,150	1,853,959
Collateralized Mortgage Obligations	—	3,770,715	—
Commercial Mortgage-Backed Securities	—	260,141,385	729,812
Corporate Bonds	—	665,218,006	—
Foreign Agencies	—	43,125,616	—
Mortgage-Backed Securities	—	78,362,422	—
Municipal Bonds	—	19,402,033	—
Sovereigns	—	23,085,571	—
U.S. Government Agency Obligation	—	6,146,685	—
U.S. Government Treasury Securities	—	25,427,709	—
Preferred Stock	1,224,000	—	—
Affiliated Mutual Funds	314,081,844	—	—
Options Purchased	780,758	—	—
Other Financial Instruments*
Futures Contracts	(2,909,652)	—	—
Forward Currency Contracts	—	1,254,844	—
Inflation Swap Agreement	—	(744)	—
Interest Rate Swap Agreements	—	980,147	—
Credit Default Swap Agreements	—	(511,121)	(38,209)

Total	$313,176,950	$1,325,808,530	$8,831,529

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

Equity Portfolio

Schedule of Investments

as of March 31, 2012 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.1%
COMMON STOCKS
Aerospace & Defense — 3.1%
Boeing Co. (The)	247,951	$ 18,440,116
Precision Castparts Corp.	275,272	47,594,529
United Technologies Corp.	483,125	40,070,387

		106,105,032

Airlines — 1.0%
United Continental Holdings, Inc.*(a)	1,569,387	33,741,821

Auto Components — 1.7%
BorgWarner, Inc.*(a)	252,688	21,311,706
Lear Corp.	800,756	37,227,146

		58,538,852

Automobiles — 0.9%
General Motors Co.*(a)	657,578	16,866,876
Tesla Motors, Inc.*(a)	364,872	13,587,833

		30,454,709

Biotechnology — 1.8%
Alexion Pharmaceuticals, Inc.*	301,774	28,022,734
Celgene Corp.*	411,687	31,913,976

		59,936,710

Capital Markets — 3.2%
Goldman Sachs Group, Inc. (The)	584,706	72,719,885
Morgan Stanley	1,810,439	35,557,022

		108,276,907

Chemicals — 2.4%
Monsanto Co.	472,093	37,654,138
Mosaic Co. (The)	798,881	44,170,130

		81,824,268

Commercial Banks — 2.3%
PNC Financial Services Group, Inc.	515,210	33,225,893
Wells Fargo & Co.	1,303,960	44,517,194

		77,743,087

Communications Equipment — 1.0%
QUALCOMM, Inc.	512,675	34,872,154

Computers & Peripherals — 6.1%
Apple, Inc.*	221,085	132,533,825
EMC Corp.*	1,603,239	47,904,781
NetApp, Inc.*(a)	597,527	26,751,284

		207,189,890

Consumer Finance — 1.7%
American Express Co.	999,620	57,838,013

Diversified Financial Services — 2.2%
Citigroup, Inc.	975,066	35,638,662
JPMorgan Chase & Co.	829,000	38,117,420

		73,756,082

Electric Utilities — 1.0%
Exelon Corp.	840,608	32,960,240

Electronic Equipment & Instruments — 1.4%
Flextronics International Ltd. (Singapore)*	6,579,992	47,573,342

Energy Equipment & Services — 3.9%
Halliburton Co.	887,495	29,455,959
National Oilwell Varco, Inc.	1,090,953	86,698,035
Schlumberger Ltd. (Curacao)	225,534	15,771,593

		131,925,587

Food & Staples Retailing — 3.3%
Costco Wholesale Corp.	440,388	39,987,231
CVS Caremark Corp.	817,329	36,616,339
Wal-Mart Stores, Inc.	594,221	36,366,325

		112,969,895

Food Products — 5.2%
Bunge Ltd. (Bermuda)	633,757	43,374,329
Kraft Foods, Inc. (Class A Stock)	922,233	35,054,076
Mead Johnson Nutrition Co.	464,140	38,282,267
Smithfield Foods, Inc.*(a)	1,069,051	23,551,194
Tyson Foods, Inc. (Class A Stock)	1,800,958	34,488,346

		174,750,212

Healthcare Providers & Services — 3.4%
Express Scripts, Inc.*(a)	473,365	25,646,916
HCA Holdings, Inc.	454,378	11,241,312
UnitedHealth Group, Inc.	1,341,207	79,050,740

		115,938,968

Hotels, Restaurants & Leisure — 2.2%
Chipotle Mexican Grill, Inc.*(a)	70,378	29,418,004
Starbucks Corp.	816,572	45,638,209

		75,056,213

Independent Power Producers & Energy Traders — 1.3%
Calpine Corp.*	2,454,230	42,237,298

Insurance — 1.1%
MetLife, Inc.	973,474	36,359,254

Internet & Catalog Retail — 1.3%
Amazon.com, Inc.*	222,926	45,144,744

Internet Software & Services — 3.8%
Baidu, Inc., ADR (Cayman Islands)*	367,365	53,550,796
Google, Inc. (Class A Stock)*	69,676	44,679,038
LinkedIn Corp. (Class A Stock)*(a)	283,479	28,912,023

		127,141,857

IT Services — 3.0%
International Business Machines Corp.	196,287	40,955,283
MasterCard, Inc. (Class A Stock)	141,245	59,399,172

		100,354,455

Life Sciences Tools & Services — 1.0%
Agilent Technologies, Inc.	770,969	34,315,830

Machinery — 1.1%
Ingersoll-Rand PLC (Ireland)	924,080	38,210,708

Media — 4.6%
Comcast Corp. (Class A Stock)(a)	1,976,764	59,322,688
Liberty Global, Inc. (Class C Stock)*	792,756	37,965,085
Viacom, Inc. (Class B Stock)	710,213	33,706,709
Walt Disney Co. (The)(a)	594,076	26,008,647

		157,003,129

Metals & Mining — 2.3%
Freeport-McMoRan Copper & Gold, Inc.	847,809	32,250,654
Goldcorp, Inc. (Canada)	351,066	15,819,034
Kinross Gold Corp. (Canada)	3,104,215	30,390,265

		78,459,953

Oil, Gas & Consumable Fuels — 8.0%
Anadarko Petroleum Corp.	1,105,580	86,611,137
Ensco PLC, ADR (United Kingdom)	585,496	30,990,303
Marathon Oil Corp.	970,005	30,749,159
Noble Energy, Inc.	422,056	41,268,636
Occidental Petroleum Corp.	442,150	42,105,944
Suncor Energy, Inc. (Canada)	1,181,729	38,611,006

		270,336,185

Personal Products — 1.1%
Estee Lauder Cos., Inc. (The) (Class A Stock)	587,810	36,408,951

Pharmaceuticals — 5.5%
Allergan, Inc.	475,773	45,403,017
Novo Nordisk A/S, ADR (Denmark)	311,945	43,269,891
Pfizer, Inc.	1,798,734	40,759,313
Sanofi, ADR (France)	660,780	25,605,225
Shire PLC, ADR (United Kingdom)	324,601	30,755,945

		185,793,391

Real Estate Investment Trusts — 1.0%
American Tower Corp.	523,785	33,008,931

Road & Rail — 0.8%
Union Pacific Corp.	254,819	27,387,946

Semiconductors & Semiconductor Equipment — 2.3%
Avago Technologies Ltd. (Singapore)	503,508	19,621,707
Marvell Technology Group Ltd.*	2,177,169	34,246,868
Maxim Integrated Products, Inc.	811,330	23,195,925

		77,064,500

Software — 4.4%
CA, Inc.	1,511,141	41,647,046
Red Hat, Inc.*	464,286	27,806,089
salesforce.com, Inc.*(a)	225,204	34,796,270
VMware, Inc. (Class A Stock)*	402,379	45,215,328

		149,464,733

Specialty Retail — 1.0%
Staples, Inc.	2,120,704	34,312,991

Textiles, Apparel & Luxury Goods — 4.8%
Coach, Inc.	474,761	36,689,530
Lululemon Athletica, Inc.*(a)	374,948	28,001,117
Michael Kors Holdings Ltd.	456,898	21,286,878
NIKE, Inc. (Class B Stock)	381,316	41,349,907
Ralph Lauren Corp.	208,253	36,304,745

		163,632,177

Wireless Telecommunication Services — 1.9%
MetroPCS Communications, Inc.*	3,494,698	31,522,176
NII Holdings, Inc.*	1,719,826	31,490,014

		63,012,190

TOTAL LONG-TERM INVESTMENTS (cost $2,425,143,747)		3,321,101,205

SHORT-TERM INVESTMENT — 9.7%
Affiliated Money Market Mutual Fund
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $328,130,867; includes $273,212,591 of cash collateral for securities on loan)(b)(w)	328,130,867	328,130,867

TOTAL INVESTMENTS — 107.8% (cost $2,753,274,614)		3,649,232,072
LIABILITIES IN EXCESS OF OTHER ASSETS — (7.8)%		(264,580,685)

NET ASSETS — 100.0%		$3,384,651,387

The following abbreviation is used in the Portfolio description:

ADR	American Depositary Receipt
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $266,730,361; cash collateral of $273,212,591 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally for securities actively traded on a regulated securities exchange and for open-end mutual funds which trade at daily net asset value.

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$3,321,101,205	$—	$—
Affiliated Money Market Mutual Fund	328,130,867	—	—

Total	$3,649,232,072	$—	$—

Flexible Managed Portfolio

Schedule of Investments

as of March 31, 2012 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.4%
COMMON STOCKS — 67.1%
Aerospace & Defense — 1.3%
Alliant Techsystems, Inc.	17,900	$ 897,148
BAE Systems PLC (United Kingdom)	30,491	146,261
European Aeronautic Defense and Space Co. NV (Netherlands)	3,410	139,644
Exelis, Inc.	127,600	1,597,552
General Dynamics Corp.	143,200	10,508,016
L-3 Communications Holdings, Inc.	86,700	6,135,759
Northrop Grumman Corp.	105,100	6,419,508
Safran SA (France)	1,579	58,029
TransDigm Group, Inc.*	14,900	1,724,824
United Technologies Corp.	174,300	14,456,442

		42,083,183

Air Freight & Logistics — 0.6%
Deutsche Post AG (Germany)	8,240	158,637
FedEx Corp.	50,300	4,625,588
United Parcel Service, Inc. (Class B Stock)	196,000	15,821,120

		20,605,345

Airlines — 0.1%
Alaska Air Group, Inc.*(a)	61,800	2,213,676

Auto Components
Cie Generale des Etablissements Michelin (France) (Class B Stock)	1,429	106,405
Continental AG (Germany)*	912	86,080
Cooper Tire & Rubber Co.	19,300	293,746
Lear Corp.	14,700	683,403

		1,169,634

Automobiles — 0.2%
Bayerische Motoren Werke AG (Germany)	1,332	119,789
Daihatsu Motor Co. Ltd. (Japan)	5,000	91,579
Fiat SpA (Italy)	18,923	111,248
Ford Motor Co.(a)	263,700	3,293,613
Fuji Heavy Industries Ltd. (Japan)	4,000	32,137
Honda Motor Co. Ltd. (Japan)	500	18,999
Isuzu Motors Ltd. (Japan)	12,000	70,315
Nissan Motor Co. Ltd. (Japan)	20,100	213,944
Suzuki Motor Corp. (Japan)	6,600	157,644
Thor Industries, Inc.	44,700	1,410,732
Toyota Motor Corp. (Japan)	3,300	142,334
Volkswagen AG (Germany)	89	14,351

		5,676,685

Beverages — 1.3%
Anheuser-Busch InBev NV (Belgium)	4,410	322,197
Coca-Cola Co. (The)	231,800	17,155,518
Coca-Cola Enterprises, Inc.	331,900	9,492,340
Diageo PLC (United Kingdom)	8,461	203,337
Heineken Holding NV (Netherlands)	742	34,735
Heineken NV (Netherlands)	1,755	97,547
Molson Coors Brewing Co. (Class B Stock)	107,800	4,877,950
PepsiCo, Inc.	135,120	8,965,212

		41,148,836

Biotechnology — 1.3%
Alexion Pharmaceuticals, Inc.*	6,500	603,590
Amgen, Inc.	180,708	12,286,337
Biogen Idec, Inc.*	81,700	10,291,749
Celgene Corp.*	226,400	17,550,528
United Therapeutics Corp.*	27,600	1,300,788

		42,032,992

Building Products
Armstrong World Industries, Inc.	8,400	409,668
Assa Abloy AB (Sweden) (Class B Stock)	3,435	107,892

		517,560

Capital Markets — 1.8%
Bank of New York Mellon Corp. (The)	710,400	17,141,952
Credit Suisse Group AG (Switzerland)	1,567	44,665
Deutsche Bank AG (Germany)	1,973	98,164
GAM Holding AG (Switzerland)	3,235	47,125
Goldman Sachs Group, Inc. (The)	108,500	13,494,145
Julius Baer Group Ltd. (Switzerland)	1,179	47,594
Morgan Stanley	878,690	17,257,472
Ratos AB (Sweden) (Class B Stock)	3,998	55,506
Raymond James Financial, Inc.	32,500	1,187,225
Schroders PLC (United Kingdom)	789	19,939
State Street Corp.	10,000	455,000
T. Rowe Price Group, Inc.	147,900	9,657,870
UBS AG (Switzerland)*	2,950	41,340

		59,547,997

Chemicals — 1.2%
A. Schulman, Inc.	10,800	291,816
Arkema SA (France)	1,806	168,294
Asahi Kasei Corp. (Japan)	13,000	80,259
BASF SE (Germany)	3,756	328,567
CF Industries Holdings, Inc.	67,300	12,292,345
Eastman Chemical Co.	146,900	7,593,261
Incitec Pivot Ltd. (Australia)	2,896	9,449
Koninklijke DSM NV (Netherlands)	890	51,498
Koppers Holdings, Inc.	12,300	474,288
Kuraray Co. Ltd. (Japan)	5,500	77,812
Lanxess AG (Germany)	991	81,919
LSB Industries, Inc.*	21,000	817,320
Mosaic Co. (The)	106,500	5,888,385
PPG Industries, Inc.	68,500	6,562,300
Sherwin-Williams Co. (The)	13,500	1,467,045
Syngenta AG (Switzerland)	444	153,509
Ube Industries Ltd. (Japan)	13,000	35,339
Valspar Corp.	35,700	1,723,953
Wacker Chemie AG (Germany)(a)	264	23,277
Yara International ASA (Norway)	3,127	149,136

		38,269,772

Commercial Banks — 2.4%
Aozora Bank Ltd. (Japan)	27,000	77,963
Australia & New Zealand Banking Group Ltd. (Australia)	13,919	335,363
Banco Santander SA (Spain)	17,191	132,293
Bank Leumi Le-Israel BM (Israel)	26,810	84,423
Barclays PLC (United Kingdom)	71,618	269,484
BB&T Corp.(a)	47,500	1,491,025
Bendigo and Adelaide Bank Ltd. (Australia)	5,887	47,260
BNP Paribas SA (France)	3,310	157,048
Commonwealth Bank of Australia (Australia)	5,043	261,712
DBS Group Holdings Ltd. (Singapore)	5,000	56,402
DnB ASA (Norway)	950	12,211
Fifth Third Bancorp	404,200	5,679,010
HSBC Holdings PLC (United Kingdom)	25,511	226,384
Huntington Bancshares, Inc.	555,600	3,583,620
International Bancshares Corp.	14,000	296,100
Intesa Sanpaolo SpA (Italy)	7,488	11,555
KeyCorp.	600,700	5,105,950
Mitsubishi UFJ Financial Group, Inc. (Japan)	65,500	326,036
Mizuho Financial Group, Inc. (Japan)	53,500	87,260
National Australia Bank Ltd. (Australia)	8,912	227,095
PNC Financial Services Group, Inc.	238,600	15,387,314
Raiffeisen Bank International AG (Austria)(a)	949	33,541
Resona Holdings, Inc. (Japan)	36,500	168,014
Skandinaviska Enskilda Banken AB (Sweden) (Class A Stock)	15,943	113,262
Standard Chartered PLC (United Kingdom)	1,411	35,207
Sumitomo Mitsui Financial Group, Inc. (Japan)	9,100	299,375

Sumitomo Mitsui Trust Holdings, Inc. (Japan)	41,000	130,772
Svenska Handelsbanken AB (Sweden) (Class A Stock)	1,613	51,419
Swedbank AB (Sweden) (Class A Stock)	8,576	133,259
U.S. Bancorp	238,332	7,550,358
Wells Fargo & Co.	1,102,312	37,632,932
Westpac Banking Corp. (Australia)	3,631	82,332

		80,085,979

Commercial Services & Supplies
Copart, Inc.*	45,000	1,173,150

Communications Equipment — 2.0%
Cisco Systems, Inc.	1,313,900	27,788,985
F5 Networks, Inc.*	2,500	337,400
Motorola Solutions, Inc.	159,300	8,097,219
QUALCOMM, Inc.	418,900	28,493,578

		64,717,182

Computers & Peripherals — 4.3%
Apple, Inc.*	184,400	110,542,268
Dell, Inc.*(a)	299,600	4,973,360
Hewlett-Packard Co.	642,800	15,317,924
Lexmark International, Inc. (Class A Stock)	42,900	1,425,996
SanDisk Corp.*	10,800	535,572
Toshiba Corp. (Japan)	8,000	35,182
Western Digital Corp.*	189,800	7,855,822

		140,686,124

Construction & Engineering
ACS Actividades de Construccion y Servicios SA (Spain)	3,487	89,246
Balfour Beatty PLC (United Kingdom)	16,113	73,581
Eiffage SA (France)	878	33,970
Ferrovial SA (Spain)	610	7,011
Koninklijke Boskalis Westminster NV (Netherlands)	917	34,446
Leighton Holdings, Ltd. (Australia)	722	15,945
Skanska AB (Sweden) (Class B Stock)	6,993	121,240
Taisei Corp. (Japan)	4,000	10,438
Vinci SA (France)	465	24,249

		410,126

Consumer Finance — 0.6%
Discover Financial Services	283,100	9,438,554
SLM Corp.	638,000	10,054,880

		19,493,434

Containers & Packaging — 0.1%
Amcor Ltd. (Australia)	2,874	22,149
Owens-Illinois, Inc.*	178,500	4,166,190
Rexam PLC (United Kingdom)	3,356	22,980

		4,211,319

Distributors — 0.3%
Genuine Parts Co.	129,000	8,094,750
Jardine Cycle & Carriage Ltd. (Singapore)	1,000	38,415

		8,133,165

Diversified Consumer Services — 0.1%
Benesse Holdings, Inc. (Japan)	1,700	84,723
Capella Education Co.*	17,300	621,935
DeVry, Inc.	97,300	3,295,551

		4,002,209

Diversified Financial Services — 1.8%
Bank of America Corp.	778,782	7,452,944
Citigroup, Inc.	213,650	7,808,907
Deutsche Boerse AG (Germany)	543	36,558
Exor SpA (Italy)	1,372	34,639
ING Groep NV (Netherlands)*	456	3,799
Interactive Brokers Group, Inc. (Class A Stock)	47,400	805,800
JPMorgan Chase & Co.	747,994	34,392,764
Kinnevik Investment AB (Sweden) (Class B Stock)	1,159	26,961

Moody’s Corp.(a)	158,400	6,668,640
NASDAQ OMX Group, Inc. (The)*(a)	86,400	2,237,760
ORIX Corp. (Japan)	880	83,992
Pohjola Bank PLC (Finland) (Class A Stock)	1,027	11,376

		59,564,140

Diversified Telecommunication Services — 1.5%
AT&T, Inc.	870,747	27,193,429
BT Group PLC (United Kingdom)	55,796	202,051
France Telecom SA (France)	4,928	72,987
Hellenic Telecommunications Organization SA (Greece)	6,027	25,642
Nippon Telegraph & Telephone Corp. (Japan)	6,000	272,200
Telecom Corp. of New Zealand Ltd. (New Zealand)	63,085	125,261
Telecom Italia SpA (Italy)	86,491	102,838
Telefonica SA (Spain)	7,458	122,196
Verizon Communications, Inc.(a)	544,088	20,800,484
Vivendi SA (France)	4,528	83,097

		49,000,185

Electric Utilities — 0.8%
American Electric Power Co., Inc.	171,200	6,604,896
Cheung Kong Infrastructure Holdings Ltd. (Hong Kong)	2,000	12,169
El Paso Electric Co.	29,900	971,451
Enel SpA (Italy)	59,499	215,209
Energias de Portugal SA (Portugal)	20,267	58,953
Entergy Corp.	101,800	6,840,960
Exelon Corp.	19,300	756,753
FirstEnergy Corp.	43,700	1,992,283
Iberdrola SA (Spain)	17,342	98,461
Pinnacle West Capital Corp.	36,700	1,757,930
PPL Corp.	242,400	6,850,224
Red Electrica Corp. SA (Spain)	3,078	150,618
Scottish & Southern Energy PLC (United Kingdom)	3,810	80,990
Terna Rete Elettrica Nazionale SpA (Italy)	23,363	93,914

		26,484,811

Electrical Equipment — 0.8%
Acuity Brands, Inc.	35,900	2,255,597
AMETEK, Inc.	56,200	2,726,262
Babcock & Wilcox Co. (The)*	29,300	754,475
Brady Corp. (Class A Stock)	7,500	242,625
Emerson Electric Co.	333,500	17,402,030
EnerSys*(a)	29,000	1,004,850
Generac Holdings, Inc.*	9,300	228,315
Mitsubishi Electric Corp. (Japan)	2,000	17,688
Nidec Corp. (Japan)	200	18,219
Roper Industries, Inc.	4,900	485,884
Schneider Electric SA (France)	2,329	152,173

		25,288,118

Electronic Equipment, Instruments & Components — 0.2%
Arrow Electronics, Inc.*	5,500	230,835
Avnet, Inc.*	42,300	1,539,297
Corning, Inc.	100,500	1,415,040
Dolby Laboratories, Inc. (Class A Stock)*	25,200	959,112
Hexagon AB (Sweden) (Class B Stock)	3,017	58,554
Hitachi Ltd. (Japan)	13,000	83,400
Ingram Micro, Inc.*	87,500	1,624,000
Tech Data Corp.*(a)	28,400	1,540,984

		7,451,222

Energy Equipment & Services — 1.2%
Baker Hughes, Inc.	15,800	662,652
Halliburton Co.	469,300	15,576,067
Helix Energy Solutions Group, Inc.*	24,900	443,220
Helmerich & Payne, Inc.(a)	12,700	685,165
National Oilwell Varco, Inc.	189,200	15,035,724
Schlumberger Ltd.	90,500	6,328,665
Seadrill Ltd. (Norway)	3,901	146,182

Superior Energy Services, Inc.*	24,600	648,456
Technip SA (France)	52	6,126
Transocean Ltd.	963	52,540

		39,584,797

Food & Staples Retailing — 1.9%
Casino Guichard Perrachon SA (France)	87	8,575
Costco Wholesale Corp.	24,600	2,233,680
CVS Caremark Corp.	402,000	18,009,600
Delhaize Group SA (Belgium)	1,820	95,759
J Sainsbury PLC (United Kingdom)	2,705	13,469
Kesko OYJ (Finland) (Class B Stock)	2,991	97,055
Koninklijke Ahold NV (Netherlands)	17,200	238,344
Kroger Co. (The)	540,500	13,096,315
Seven & I Holdings Co. Ltd. (Japan)	4,300	127,696
Tesco PLC (United Kingdom)	25,624	135,251
Wal-Mart Stores, Inc.	442,500	27,081,000
Wesfarmers Ltd. (Australia)	2,047	63,654
WM Morrison Supermarkets PLC (United Kingdom)	2,612	12,450
Woolworths Ltd. (Australia)	548	14,748

		61,227,596

Food Products — 1.0%
Archer-Daniels-Midland Co.	54,300	1,719,138
Aryzta AG (Switzerland)	1,219	60,228
Associated British Foods PLC (United Kingdom)	3,426	66,854
Bunge Ltd.	136,900	9,369,436
Corn Products International, Inc.	70,900	4,087,385
General Mills, Inc.	10,500	414,225
Golden Agri-Resources Ltd. (Singapore)	138,000	86,178
Hormel Foods Corp.	65,900	1,945,368
J.M. Smucker Co. (The)	16,200	1,318,032
Nestle SA (Switzerland)	8,282	521,123
Smithfield Foods, Inc.*	166,900	3,676,807
Suedzucker AG (Germany)	1,982	63,111
Tate & Lyle PLC (United Kingdom)	6,353	71,639
Tyson Foods, Inc. (Class A Stock)	495,300	9,484,995
Unilever NV (Netherlands)	2,579	87,762
Unilever PLC (United Kingdom)	2,340	77,251

		33,049,532

Gas Utilities
Atmos Energy Corp.	36,000	1,132,560
Enagas (Spain)	4,610	88,721
Gas Natural SDG SA (Spain)	3,754	59,981
Hong Kong & China Gas Co. Ltd. (Hong Kong)	31,000	79,441

		1,360,703

Healthcare Equipment & Supplies — 0.7%
Becton, Dickinson & Co.	65,900	5,117,135
C.R. Bard, Inc.	10,000	987,200
CareFusion Corp.*	50,600	1,312,058
Coloplast A/S (Denmark) (Class B Stock)	983	170,191
Covidien PLC	10,900	596,012
Getinge AB (Sweden) (Class B Stock)	994	28,306
Hill-Rom Holdings, Inc.	83,800	2,799,758
Intuitive Surgical, Inc.*	17,800	9,643,150
Sirona Dental Systems, Inc.*	6,900	355,626
Stryker Corp.	36,000	1,997,280

		23,006,716

Healthcare Providers & Services — 1.9%
Aetna, Inc.	284,400	14,265,504
Humana, Inc.	55,300	5,114,144
McKesson Corp.(a)	27,600	2,422,452
Ramsay Health Care Ltd. (Australia)	2,551	51,660
UnitedHealth Group, Inc.	419,000	24,695,860
WellPoint, Inc.	209,400	15,453,720

		62,003,340

Healthcare Technology
Allscripts Healthcare Solutions, Inc.*	14,200	235,720
SXC Health Solutions Corp. (Canada)*	13,400	1,004,464

		1,240,184

Hotels, Restaurants & Leisure — 1.0%
Galaxy Entertainment Group Ltd. (Hong Kong)*	6,000	16,573
McDonald’s Corp.	241,800	23,720,580
McDonald’s Holdings Co. Japan Ltd. (Japan)	400	10,613
Panera Bread Co. (Class A Stock)*	23,300	3,749,436
Sands China Ltd. (Hong Kong)	33,200	129,755
TABCORP Holdings Ltd. (Australia)	19,601	55,226
Wyndham Worldwide Corp.	44,800	2,083,648
Wynn Macau Ltd. (Hong Kong)	4,000	11,693
Yum! Brands, Inc.	50,900	3,623,062

		33,400,586

Household Durables — 0.5%
Blyth, Inc.	9,300	695,919
Harman International Industries, Inc.	53,000	2,480,930
Sekisui Chemical Co. Ltd. (Japan)	1,000	8,674
Sekisui House Ltd. (Japan)	4,000	39,193
Sony Corp. (Japan)	2,500	51,468
Tupperware Brands Corp.	40,300	2,559,050
Whirlpool Corp.	156,600	12,036,276

		17,871,510

Household Products — 0.9%
Clorox Co. (The)	29,200	2,007,500
Colgate-Palmolive Co.(a)	27,900	2,728,062
Henkel AG & Co. KGaA (Germany)	925	57,736
Kimberly-Clark Corp.	72,100	5,327,469
Procter & Gamble Co. (The)	298,905	20,089,405
Reckitt Benckiser Group PLC (United Kingdom)	3,061	172,977

		30,383,149

Independent Power Producers & Energy Traders — 0.4%
AES Corp. (The)*	764,500	9,992,015
NRG Energy, Inc.*	276,400	4,331,188

		14,323,203

Industrial Conglomerates — 1.3%
3M Co.	149,900	13,372,579
Fraser and Neave Ltd. (Singapore)	3,000	15,990
General Electric Co.	1,268,100	25,450,767
Keppel Corp. Ltd. (Singapore)	16,000	139,883
Siemens AG (Germany)	1,824	183,886
Tyco International Ltd.	33,100	1,859,558
Wendel SA (France)	458	39,124

		41,061,787

Insurance — 1.9%
ACE Ltd.	120,900	8,849,880
Admiral Group PLC (United Kingdom)	1,893	35,940
Aflac, Inc.	163,300	7,510,167
Allianz SE (Germany)	125	14,916
American Financial Group, Inc.	61,700	2,380,386
Assurant, Inc.	115,400	4,673,700
Aviva PLC (United Kingdom)	23,898	126,715
AXA SA (France)	11,999	198,919
Berkshire Hathaway, Inc. (Class B Stock)*	147,100	11,937,165
CNA Financial Corp.	10,500	307,965
Endurance Specialty Holdings Ltd.	14,100	573,306
Hannover Rueckversicherung AG (Germany)	1,013	60,176
HCC Insurance Holdings, Inc.	83,400	2,599,578
Insurance Australia Group Ltd. (Australia)	20,572	72,452
Legal & General Group PLC (United Kingdom)	100,022	209,099
Loews Corp.	146,800	5,852,916
Muenchener Rueckversicherungs AG (Germany)	141	21,259
Old Mutual PLC (United Kingdom)	73,649	186,832
Primerica, Inc.	18,900	476,469
ProAssurance Corp.	13,300	1,171,863
Resolution Ltd. (United Kingdom)	35,468	148,237

Swiss Re AG (Switzerland)	2,593	165,599
Symetra Financial Corp.	77,600	894,728
Unum Group	193,400	4,734,432
Validus Holdings Ltd.	33,800	1,046,110
XL Group PLC	364,100	7,897,329
Zurich Financial Services AG (Switzerland)	512	137,600

		62,283,738

Internet & Catalog Retail — 0.2%
Amazon.com, Inc.*	1,000	202,510
Expedia, Inc.(a)	69,500	2,324,080
HSN, Inc.	54,900	2,087,847
Liberty Interactive Corp. (Class A Stock)*	14,800	282,532
priceline.com, Inc.*	400	287,000

		5,183,969

Internet Software & Services — 0.8%
Dice Holdings, Inc.*	28,400	264,972
Google, Inc. (Class A Stock)*	31,800	20,391,432
Gree, Inc. (Japan)(a)	6,800	171,623
IAC/InterActiveCorp.	15,500	760,895
Yahoo!, Inc.*(a)	214,400	3,263,168

		24,852,090

IT Services — 2.7%
Accenture PLC (Class A Stock)(a)	189,500	12,222,750
Fiserv, Inc.*(a)	44,100	3,060,099
International Business Machines Corp.	212,200	44,275,530
Itochu Techno-Solutions Corp. (Japan)	700	31,334
Mastercard, Inc. (Class A Stock)	16,800	7,065,072
Nomura Research Institute Ltd. (Japan)	5,100	126,499
Otsuka Corp. (Japan)	1,900	154,488
SAIC, Inc.*(a)	31,600	417,120
Visa, Inc. (Class A Stock)	183,000	21,594,000

		88,946,892

Leisure Equipment & Products — 0.3%
Arctic Cat, Inc.*	9,000	385,470
Hasbro, Inc.(a)	65,400	2,401,488
Mattel, Inc.	40,800	1,373,328
Namco Bandai Holdings, Inc. (Japan)	12,900	186,089
Nikon Corp. (Japan)	3,100	94,083
Polaris Industries, Inc.(a)	73,800	5,324,670
Sturm Ruger & Co., Inc.(a)	29,700	1,458,270

		11,223,398

Life Sciences Tools & Services — 0.4%
Mettler-Toledo International, Inc.*(a)	5,200	960,700
Thermo Fisher Scientific, Inc.	198,400	11,185,792

		12,146,492

Machinery — 1.7%
AGCO Corp.*	121,700	5,745,457
Atlas Copco AB (Sweden)	3,544	85,764
Crane Co.	5,400	261,900
Cummins, Inc.	135,500	16,265,420
Deere & Co.	194,100	15,702,690
Dover Corp.	12,500	786,750
FANUC Corp. (Japan)	1,600	283,774
Hino Motors Ltd. (Japan)	21,000	151,722
Illinois Tool Works, Inc.	65,000	3,712,800
Kone OYJ (Finland) (Class B Stock)	1,037	57,770
Lincoln Electric Holdings, Inc.	10,900	493,988
MAN SE (Germany)	384	51,127
Metso OYJ (Finland)	4,064	173,717
Oshkosh Corp.*	71,300	1,652,021
Parker Hannifin Corp.	99,800	8,438,090
Toro Co. (The)	21,300	1,514,643
Valmont Industries, Inc.	5,500	645,755
Volvo AB (Sweden) (Class B Stock)	4,814	70,146
Weir Group PLC (The) (United Kingdom)	555	15,659

		56,109,193

Marine
AP Moeller-Maersk A/S (Denmark) (Class A Stock)	11	80,910
AP Moeller-Maersk A/S (Denmark) (Class B Stock)	5	38,606

		119,516

Media — 1.6%
Comcast Corp. (Class A Stock)	47,173	1,415,662
DIRECTV (Class A Stock)*	313,400	15,463,156
Hakuhodo DY Holdings, Inc. (Japan)	1,530	96,122
ITV PLC (United Kingdom)	41,116	58,103
Liberty Media Corp. — Liberty Starz (Class A Stock)*	34,576	3,047,874
McGraw-Hill Cos., Inc. (The)	110,300	5,346,241
News Corp. (Class A Stock)	353,500	6,960,415
Publicis Groupe SA (France)	1,495	82,418
Time Warner, Inc.(a)	357,300	13,488,075
Viacom, Inc. (Class B Stock)	105,800	5,021,268
Walt Disney Co. (The)	59,000	2,583,020
WPP PLC (United Kingdom)	2,996	40,948

		53,603,302

Metals & Mining — 1.0%
BHP Billiton Ltd. (Australia)	10,907	391,024
BHP Billiton PLC (United Kingdom)	9,685	295,492
Boliden AB (Sweden)	5,139	80,707
Coeur d’Alene Mines Corp.*	166,900	3,962,206
Commercial Metals Co.	56,500	837,330
Fortescue Metals Group Ltd. (Australia)	12,230	73,604
Freeport-McMoRan Copper & Gold, Inc.	316,100	12,024,444
Iluka Resources Ltd. (Australia)	1,295	23,864
Reliance Steel & Aluminum Co.	56,500	3,191,120
Rio Tinto Ltd. (Australia)	2,589	175,391
Rio Tinto PLC (United Kingdom)	6,181	340,686
Salzgitter AG (Germany)	134	7,344
Southern Copper Corp.	114,900	3,643,479
Steel Dynamics, Inc.	526,900	7,661,126
Sumitomo Metal Mining Co. Ltd. (Japan)	11,000	154,561
Voestalpine AG (Austria)	2,709	91,102
Xstrata PLC (United Kingdom)	5,085	86,865

		33,040,345

Multiline Retail — 0.8%
Dollar Tree, Inc.*	87,800	8,296,222
Kohl’s Corp.	58,000	2,901,740
Lifestyle International Holdings Ltd. (Hong Kong)	28,500	72,300
PPR (France)	288	49,550
Takashimaya Co. Ltd. (Japan)	3,000	24,900
Target Corp.	233,800	13,623,526

		24,968,238

Multi-Utilities — 0.6%
Ameren Corp.	65,100	2,120,958
Avista Corp.	18,700	478,346
Centrica PLC (United Kingdom)	11,607	58,740
Dominion Resources, Inc.	144,100	7,379,361
GDF Suez (France)	725	18,730
National Grid PLC (United Kingdom)	3,666	36,971
Public Service Enterprise Group, Inc.	338,200	10,352,302
RWE AG (Germany)	4,958	236,761

		20,682,169

Office Electronics — 0.1%
Canon, Inc. (Japan)	100	4,724
Xerox Corp.	430,000	3,474,400

		3,479,124

Oil, Gas & Consumable Fuels — 6.8%
Anadarko Petroleum Corp.	60,000	4,700,400
Apache Corp.	152,800	15,347,232
BG Group PLC (United Kingdom)	473	10,955
BP PLC (United Kingdom)	74,094	548,180
Chevron Corp.	448,456	48,092,421

ConocoPhillips	379,934	28,878,783
Energy XXI Bermuda Ltd.*(a)	38,000	1,372,180
ENI SpA (Italy)	9,096	213,391
EOG Resources, Inc.	45,000	4,999,500
Exxon Mobil Corp.	821,216	71,224,064
Hess Corp.	235,300	13,870,935
JX Holdings, Inc. (Japan)	7,900	48,963
Marathon Oil Corp.	217,000	6,878,900
Marathon Petroleum Corp.	44,900	1,946,864
Murphy Oil Corp.	75,000	4,220,250
Newfield Exploration Co.*	53,700	1,862,316
Occidental Petroleum Corp.	143,700	13,684,551
Repsol YPF SA (Spain)	2,822	70,796
Royal Dutch Shell PLC (United Kingdom) (Class A Stock)	12,090	422,241
Royal Dutch Shell PLC (United Kingdom) (Class B Stock)	10,065	354,094
Statoil ASA (Norway)	5,358	145,458
Total SA (France)	7,887	402,245
Valero Energy Corp.	94,900	2,445,573
Williams Cos., Inc. (The)	51,600	1,589,796

		223,330,088

Paper & Forest Products
Holmen AB (Sweden) (Class B Stock)	397	10,903
Schweitzer-Mauduit International, Inc.	8,500	587,010

		597,913

Personal Products — 0.2%
Avon Products, Inc.	277,500	5,372,400

Pharmaceuticals — 3.9%
Abbott Laboratories(a)	460,200	28,205,658
AstraZeneca PLC (United Kingdom)	7,123	316,616
Bayer AG (Germany)	2,257	158,757
Bristol-Myers Squibb Co.	311,800	10,523,250
Eli Lilly & Co.	270,500	10,893,035
GlaxoSmithKline PLC (United Kingdom)	21,453	479,193
Jazz Pharmaceuticals PLC*	27,600	1,337,772
Johnson & Johnson	290,198	19,141,460
Merck & Co., Inc.	658,600	25,290,240
Novartis AG (Switzerland)	7,279	402,857
Novo Nordisk A/S (Denmark) (Class B Stock)	1,864	258,077
Orion OYJ (Finland) (Class B Stock)	2,643	52,240
Otsuka Holdings Co. Ltd. (Japan)	200	5,920
Par Pharmaceutical Cos., Inc.*	30,700	1,189,011
Pfizer, Inc.	1,040,997	23,588,992
Roche Holding AG (Switzerland)	1,889	328,749
Sanofi (France)	5,254	408,035
Shire PLC (United Kingdom)	433	13,990
Teva Pharmaceutical Industries Ltd. (Israel)	1,891	83,609
Warner Chilcott PLC (Class A Stock)*	40,100	674,081
Watson Pharmaceuticals, Inc.*	72,900	4,888,674

		128,240,216

Professional Services
Campbell Brothers Ltd. (Australia)	383	26,672

Real Estate Investment Trusts — 0.9%
American Campus Communities, Inc.	10,600	474,032
American Capital Agency Corp.	26,500	782,810
Ascendas Real Estate Investment Trust (Singapore)	35,000	56,243
Camden Property Trust	45,800	3,011,350
CFS Retail Property Trust (Australia)	32,324	59,934
Chimera Investment Corp.	352,500	997,575
CommonWealth REIT	83,700	1,558,494
Goodman Group (Australia)	134,159	95,889
Government Properties Income Trust	29,900	720,889
GPT Group (Australia)	1,653	5,342
Hospitality Properties Trust	157,900	4,179,613
ICADE (France)(a)	478	42,643

Link REIT (The) (Hong Kong)	42,000	156,306
MFA Financial, Inc.	78,100	583,407
Public Storage	37,900	5,236,643
Senior Housing Properties Trust	68,500	1,510,425
Simon Property Group, Inc.	67,600	9,847,968
Stockland (Australia)	26,528	80,788
Unibail-Rodamco SE (France)	401	80,196
Westfield Retail Trust (Australia)	17,489	46,739
Winthrop Realty Trust	31,300	362,767

		29,890,053

Real Estate Management & Development — 0.1%
Cheung Kong Holdings Ltd. (Hong Kong)	6,000	77,496
Daito Trust Construction Co. Ltd. (Japan)	1,900	170,557
Daiwa House Industry Co. Ltd. (Japan)	5,000	66,087
Immofinanz AG (Austria)	7,734	28,098
Jones Lang LaSalle, Inc.	38,700	3,224,097
Keppel Land Ltd. (Singapore)	2,000	5,521
Sino Land Co. Ltd. (Hong Kong)	66,000	105,388
Sun Hung Kai Properties Ltd. (Hong Kong)	6,000	74,560
Tokyu Land Corp. (Japan)	25,000	122,327

		3,874,131

Road & Rail — 1.0%
Central Japan Railway Co. (Japan)	18	148,315
ComfortDelGro Corp. Ltd. (Singapore)	60,000	74,460
CSX Corp.	434,200	9,343,984
DSV A/S (Denmark)	242	5,487
East Japan Railway Co. (Japan)	2,800	176,247
Norfolk Southern Corp.	146,500	9,644,095
Union Pacific Corp.	127,200	13,671,456
West Japan Railway Co. (Japan)	300	12,051

		33,076,095

Semiconductors & Semiconductor Equipment — 1.4%
Applied Materials, Inc.	414,300	5,153,892
ARM Holdings PLC (United Kingdom)	3,580	33,899
ASML Holding NV (Netherlands)	4,913	245,588
Cirrus Logic, Inc.*	39,500	940,100
Infineon Technologies AG (Germany)	3,615	36,960
Intel Corp.	1,241,100	34,887,321
KLA-Tencor Corp.	55,900	3,042,078
LSI Corp.*	144,300	1,252,524

		45,592,362

Software — 2.7%
BMC Software, Inc.*	43,000	1,726,880
CA, Inc.(a)	258,400	7,121,504
Dassault Systemes SA (France)	718	66,065
FactSet Research Systems, Inc.(a)	10,700	1,059,728
Intuit, Inc.	184,500	11,093,985
Konami Corp. (Japan)	3,300	93,534
Microsoft Corp.	988,700	31,885,575
Oracle Corp.	1,047,300	30,539,268
SAP AG (Germany)	5,050	352,656
Symantec Corp.*	193,200	3,612,840

		87,552,035

Specialty Retail — 1.9%
Ascena Retail Group, Inc.*	82,900	3,674,128
Bed Bath & Beyond, Inc.*	56,300	3,702,851
Finish Line, Inc. (The) (Class A Stock)	26,500	562,330
Home Depot, Inc. (The)	308,450	15,518,119
Lowe’s Cos., Inc.	326,300	10,239,294
PetSmart, Inc.(a)	31,900	1,825,318
Ross Stores, Inc.	143,700	8,348,970
Shimamura Co. Ltd. (Japan)	800	89,501
TJX Cos., Inc.	372,600	14,795,946
Ulta Salon Cosmetics & Fragrance, Inc.	27,900	2,591,631
USS Co. Ltd. (Japan)	700	70,956

		61,419,044

Textiles, Apparel & Luxury Goods — 0.6%
Burberry Group PLC (United Kingdom)	2,698	64,602
Christian Dior SA (France)	183	28,080

Cie Financiere Richemont SA (Switzerland)	3,741	234,564
Coach, Inc.	209,600	16,197,888
LVMH Moet Hennessy Louis Vuitton SA (France)	396	68,052
NIKE, Inc. (Class B Stock)	13,600	1,474,784
Swatch Group AG (The) (Registered Shares) (Switzerland)	739	59,393
True Religion Apparel, Inc.*	50,500	1,383,700

		19,511,063

Tobacco — 1.6%
Altria Group, Inc.	705,100	21,766,437
British American Tobacco PLC (United Kingdom)	5,133	258,662
Imperial Tobacco Group PLC (United Kingdom)	6,064	245,877
Japan Tobacco, Inc. (Japan)	3	16,890
Lorillard, Inc.	33,000	4,272,840
Philip Morris International, Inc.	164,200	14,549,762
Reynolds American, Inc.	284,300	11,781,392

		52,891,860

Trading Companies & Distributors — 0.3%
Applied Industrial Technologies, Inc.	25,200	1,036,476
ITOCHU Corp. (Japan)	2,200	24,001
Marubeni Corp. (Japan)	17,000	122,617
Mitsubishi Corp. (Japan)	4,100	95,107
Mitsui & Co. Ltd. (Japan)	5,100	83,614
MSC Industrial Direct Co., Inc. (Class A Stock)	27,600	2,298,528
Sumitomo Corp. (Japan)	12,500	180,621
Toyota Tsusho Corp. (Japan)	4,700	95,681
W.W. Grainger, Inc.	23,600	5,069,516

		9,006,161

Water Utilities — 0.1%
American Water Works Co., Inc.	112,500	3,828,375

Wireless Telecommunication Services
KDDI Corp. (Japan)	36	233,128
Millicom International Cellular SA (Luxembourg)	219	24,827
Softbank Corp. (Japan)	6,200	183,296
Vodafone Group PLC (United Kingdom)	61,393	169,096

		610,347

TOTAL COMMON STOCKS (cost $1,723,459,735)		2,203,937,228

EXCHANGE TRADED FUND
iShares MSCI EAFE Index Fund(a) (cost $268,690)	5,400	296,460

PREFERRED STOCKS
Automobiles
Volkswagen AG (Germany)	961	168,991

Banking
Citigroup Capital XIII, 7.875% (Capital Security, fixed to floating preferred)(b)	22,000	598,400
JPMorgan Chase Capital XXVI, 8.000% (Capital Security, fixed to floating preferred)(b)	28,000	724,920

		1,323,320

Household Products
Henkel AG & Co. KGaA (Germany)	479	35,098

Multi-Utilities
RWE AG (Germany)	1,313	57,727

TOTAL PREFERRED STOCKS (cost $1,489,497)		1,585,136

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#
ASSET-BACKED SECURITIES — 1.2%
Non-Residential Mortgage-Backed Securities — 1.0%
AIMCO (Cayman Islands), Ser. 2005-AA, Class A1B, 144A(b)	Aaa	0.811%	10/20/19	$ 2,557	2,438,985
Apidos CDO (Cayman Islands), Ser. 2006-4A, Class A1, 144A(b)	Aaa	0.807%	10/27/18	1,000	950,638
ARES CLO Funds (Cayman Islands), Ser. 2011-16A, Class A, 144A(b)	Aaa	2.095%	05/17/21	500	504,534
ARES Enhanced Loan Investment Strategy Ltd. (Cayman Islands), Ser. 2005-2A, Class A2, 144A(b)	Aaa	0.819%	01/26/20	1,622	1,562,646
BA Credit Card Trust, Ser. 2006-C5, Class C5(b)	A3	0.642%	01/15/16	3,209	3,189,540
Bank One Issuance Trust, Ser. 2003-C3, Class C3	Baa2	4.770%	02/16/16	5,200	5,414,341
BlackRock Senior Income Series Corp. (Cayman Islands), Ser. 2005-2A, Class A1, 144A(b)	Aaa	0.741%	05/25/17	1,724	1,692,719
Chatham Light CLO Ltd. (Cayman Islands), Ser. 2005-2A, Class A1, 144A(b)	Aaa	0.787%	08/03/19	416	407,700
Citibank Credit Card Issuance Trust, Ser. 2006-C1, Class C1(b)	Baa2	0.642%	02/20/15	1,350	1,346,528
First CLO Ltd. (Cayman Islands), Ser. 2004-1A1, Class A1, 144A(b)	Aaa	0.907%	07/27/16	32	32,008
Four Corners CLO (Cayman Islands), Ser. 2006-3A, Class A, 144A(b)	Aaa	0.811%	07/22/20	1,225	1,165,918
Fuel Trust, Sec’d. Notes, 144A	Baa2	3.984%	06/15/16	415	421,051
Fuel Trust, Sec’d. Notes, 144A	Baa2	4.207%	04/15/16	1,655	1,698,488
Granite Ventures Ltd. (Cayman Islands), Ser. 2005-2A, Class A1, 144A(b)	Aaa	0.827%	12/15/17	926	920,124
Gulf Stream Compass CLO Ltd. (Cayman Islands), Ser. 2004-1A, Class A, 144A(b)	Aaa	0.927%	07/15/16	84	83,544
Landmark CDO Ltd. (Cayman Islands), Ser. 2006-8A, Class A1, 144A(b)	Aaa	0.802%	10/19/20	1,161	1,121,677
LCM LP (Cayman Islands), Ser. 2004-2A, Class A, 144A(b)	Aaa	0.881%	10/22/16	500	488,882
LCM LP (Cayman Islands), Ser. 2005-3A, Class A, 144A(b)	Aaa	0.748%	06/01/17	2,400	2,334,794
Lightpoint CLO Ltd. (Cayman Islands), Ser. 2005-3A, Class A1A, 144A(b)	Aaa	0.734%	09/15/17	2,239	2,158,416
Mountain Capital CLO Ltd. (Cayman Islands), Ser. 2005-4A, Class A1L, 144A(b)	Aaa	0.724%	03/15/18	593	573,005
SVO VOI Mortgage Corp., Ser. 2005-AA, Class A, 144A	Aaa	5.250%	02/20/21	160	162,575
Trimaran CLO Ltd. (Cayman Islands), Ser. 2006-2A, Class A1L, 144A(b)	Aaa	0.797%	11/01/18	3,500	3,385,421

					32,053,534

Residential Mortgage-Backed Securities — 0.2%
CDC Mortgage Capital Trust, Ser. 2002-HE3, Class M1(b)	B2	1.892%	03/25/33	404	241,162
Credit-Based Asset Servicing and Securitization LLC, Ser. 2005-CB6, Class A3	B3	5.120%	07/25/35	313	260,027
Equity One ABS, Inc., Ser. 2004-3, Class M1	Baa1	5.700%	07/25/34	670	525,945
GSAMP Trust, Ser. 2004-HE2, Class A3C(b)	Aaa	0.822%	09/25/34	674	517,203
HSBC Home Equity Loan Trust, Ser. 2005-2, Class M2(b)	Aa1	0.732%	01/20/35	299	267,921
Long Beach Mortgage Loan Trust, Ser. 2004-2, Class M1(b)	B1	0.772%	06/25/34	1,037	780,977
Morgan Stanley ABS Capital I, Ser. 2003-HE1, Class M1(b)	Ba2	1.442%	05/25/33	637	481,143
Morgan Stanley ABS Capital I, Ser. 2004-HE5, Class M1(b)	B3	1.187%	06/25/34	1,232	940,329
Morgan Stanley ABS Capital I, Ser. 2004-NC1, Class M1(b)	Baa2	1.292%	12/27/33	1,139	986,548
Morgan Stanley Dean Witter Capital I, Ser. 2002-HE1, Class M1(b)	Caa3	1.142%	07/25/32	696	492,451
Morgan Stanley Dean Witter Capital I, Ser. 2002-NC2, Class M2, 144A(b)	NR	2.567%	04/25/32	261	114,451
Morgan Stanley Dean Witter Capital I, Ser. 2002-NC4, Class M1(b)	B2	1.517%	09/25/32	683	526,101
Securitized Asset Backed Receivables LLC Trust, Ser. 2004-OP1, Class M1(b)	Ba3	1.007%	02/25/34	1,091	822,101
Securitized Asset Backed Receivables LLC Trust, Ser. 2006-FR3, Class A3(b)	Ca	0.492%	05/25/36	1,100	364,437

					7,320,796

TOTAL ASSET-BACKED SECURITIES (cost $41,117,891)					39,374,330

BANK LOANS — 0.2%
Foods
Del Monte Foods Co.(b)	Ba3	4.500%	03/08/18	1,136	1,132,151

Healthcare & Pharmaceutical — 0.1%
Davita, Inc.(b)	Ba2	4.500%	10/20/16	1,300	1,298,782
HCA, Inc.(b)	Ba3	3.494%	05/01/18	370	361,770
HCA, Inc.(b)	Ba3	3.720%	03/31/17	886	869,212

					2,529,764

Metals
Schaeffler AG(b)	B1	6.000%	01/27/17	750	752,625

Pipelines & Other
Energy Transfer Equity LP(b)	Ba2	3.750%	03/23/17	900	882,562

Technology — 0.1%
First Data Corp.(b)	B1	2.995%	09/24/14	90	86,575
First Data Corp.(b)	B1	2.995%	09/24/14	72	69,240
First Data Corp.(b)	B1	4.242%	03/26/18	2,134	1,943,150
Flextronics International Ltd. (Singapore)(b)	Ba1	2.494%	10/01/14	537	531,819
Flextronics International Ltd. (Singapore)(b)	Ba1	2.494%	10/01/14	154	152,821

					2,783,605

TOTAL BANK LOANS (cost $8,253,506)					8,080,707

COLLATERALIZED MORTGAGE OBLIGATIONS — 0.2%
Banc of America Alternative Loan Trust, Ser. 2005-12, Class 3CB1	Caa2	6.000%	01/25/36	3,060	2,234,311
Banc of America Mortgage Securities, Inc., Ser. 2005-A, Class 2A1(b)	B2	2.990%	02/25/35	655	574,611
Banc of America Mortgage Securities, Inc., Ser. 2005-B, Class 2A1(b)	Caa1	2.972%	03/25/35	517	439,589
Chase Mortgage Finance Corp., Ser. 2007-A1, Class 1A5(b)	Ba2	2.794%	02/25/37	1,542	1,470,632
Countrywide Alternative Loan Trust, Ser. 2004-18CB, Class 3A1	Ba3	5.250%	09/25/19	640	653,212
JPMorgan Mortgage Trust, Ser. 2007-A1, Class 4A1(b)	B1	2.777%	07/25/35	1,007	952,332
MASTR Alternative Loans Trust, Ser. 2004-4, Class 4A1	Baa1	5.000%	04/25/19	204	209,286
Structured Adjustable Rate Mortgage Loan Trust, Ser. 2004-1, Class 4A3(b)	Baa1	2.722%	02/25/34	545	517,909
Washington Mutual Alternative Mortgage Pass-Through Certificates, Ser. 2005-1, Class 3A	CCC(c)	5.000%	03/25/20	264	241,794

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (cost $8,156,826)					7,293,676

COMMERCIAL MORTGAGE-BACKED SECURITIES — 3.9%
Banc of America Commercial Mortgage, Inc., Ser. 2004-2, Class A4	Aaa	4.153%	11/10/38	2,800	2,899,627
Banc of America Commercial Mortgage, Inc., Ser. 2006-4, Class A3A	Aaa	5.600%	07/10/46	3,700	3,764,476
Banc of America Commercial Mortgage, Inc., Ser. 2007-3, Class A2(b)	Aaa	5.633%	06/10/49	2,037	2,069,547
Banc of America Commercial Mortgage, Inc., Ser. 2007-5, Class A3	AAA(c)	5.620%	02/10/51	1,920	2,039,230
Banc of America Merrill Lynch Commercial Mortgage, Inc., Ser. 2006-6, Class A3	Aaa	5.369%	10/10/45	3,900	4,168,827
Banc of America Merrill Lynch Commercial Mortgage, Inc., Ser. 2007-2, Class A3(b)	AAA(c)	5.637%	04/10/49	1,500	1,659,738
Bear Stearns Commercial Mortgage Securities, Inc., Ser. 2005-PW10, Class A4(b)	AAA(c)	5.405%	12/11/40	2,000	2,234,002
Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser. 2006-CD2, Class A4(b)	Aaa	5.324%	01/15/46	1,200	1,327,439
Commercial Mortgage Acceptance Corp., Ser. 1998-C2, Class F, 144A(b)	AA-(c)	5.440%	09/15/30	659	683,736
Commercial Mortgage Pass-Thru Certificates, Ser. 2006-C7, Class A4(b)	AAA(c)	5.750%	06/10/46	5,450	6,148,352
Commercial Mortgage Pass-Thru Certificates, Ser. 2006-C8, Class A2B	Aaa	5.248%	12/10/46	540	540,774
Credit Suisse First Boston Mortgage Securities Corp., Ser. 2004-C3, Class A4	Aaa	4.835%	07/15/36	562	574,157

Credit Suisse First Boston Mortgage Securities Corp., Ser. 2004-C4, Class A4	Aaa	4.283%	10/15/39	65	65,017
Credit Suisse First Boston Mortgage Securities Corp., Ser. 2005-C2, Class A4	Aa2	4.832%	04/15/37	1,900	2,023,965
Credit Suisse Mortgage Capital Certificates, Ser. 2006-C1, Class A4(b)	AAA(c)	5.419%	02/15/39	2,700	3,022,793
Credit Suisse Mortgage Capital Certificates, Ser. 2006-C1, Class AM(b)	AA-(c)	5.419%	02/15/39	640	689,757
CW Capital Cobalt Ltd., Ser. 2007-C2, Class A2	Aaa	5.334%	04/15/47	265	266,282
CW Capital Cobalt Ltd., Ser. 2007-C3, Class A3(b)	AAA(c)	5.816%	05/15/46	2,200	2,356,152
FHLMC Multifamily Structured Pass Through Certificates, I/O, Ser. 2012-K501, Class X1A(b)	NR	1.758%	08/25/16	7,900	461,242
GE Capital Commercial Mortgage Corp., Ser. 2005-C4, Class A4(b)	Aaa	5.305%	11/10/45	2,585	2,875,575
GE Capital Commercial Mortgage Corp., Ser. 2006-C1, Class A4(b)	AAA(c)	5.329%	03/10/44	2,060	2,281,907
GMAC Commercial Mortgage Securities, Inc., Ser. 2005-C1, Class A5	AAA(c)	4.697%	05/10/43	2,720	2,930,425
Greenwich Capital Commercial Funding Corp., Ser. 2005-GG3, Class A3	Aaa	4.569%	08/10/42	992	1,019,426
Greenwich Capital Commercial Funding Corp., Ser. 2005-GG5, Class A5(b)	Aaa	5.224%	04/10/37	8,050	8,771,916
Greenwich Capital Commercial Funding Corp., Ser. 2007-GG9, Class A2	Aaa	5.381%	03/10/39	2,998	3,035,629
GS Mortgage Securities Corp. II, Ser. 2006-GG6, Class AAB(b)	AAA(c)	5.587%	04/10/38	5,558	5,932,398
GS Mortgage Securities Corp. II, Ser. 2007-GG10, Class A2(b)	Aaa	5.778%	08/10/45	1,282	1,302,877
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2005-LDP1, Class ASB(b)	Aaa	4.853%	03/15/46	1,999	2,084,066
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2005-LDP2, Class A3	Aaa	4.697%	07/15/42	397	399,684
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2005-LDP2, Class AM	Aa2	4.780%	07/15/42	1,000	1,055,184
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2005-LDP2, Class ASB	Aaa	4.659%	07/15/42	3,431	3,584,515
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2005-LDP4, Class AM(b)	Aa2	4.999%	10/15/42	1,270	1,355,738
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2006-CB16, Class ASB	Aaa	5.523%	05/12/45	3,403	3,665,537
JPMorgan Chase Commercial Mortgage Securities Corp., I/O, Ser. 2006-LDP6, Class X2(b)	Aaa	0.051%	04/15/43	88,483	88,306
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2006-LDP7, Class A3A(b)	Aaa	5.871%	04/15/45	563	578,682
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2007-LD12, Class A2	Aaa	5.827%	02/15/51	1,976	2,004,473
LB-UBS Commercial Mortgage Trust, Ser. 2004-C6, Class A5(b)	AAA(c)	4.826%	08/15/29	3,129	3,198,855
LB-UBS Commercial Mortgage Trust, Ser. 2005-C7, Class AM(b)	AA(c)	5.263%	11/15/40	1,510	1,619,146
LB-UBS Commercial Mortgage Trust, Ser. 2006-C1, Class A2	AAA(c)	5.084%	02/15/31	3,093	3,120,405
LB-UBS Commercial Mortgage Trust, Ser. 2006-C3, Class A2	Aaa	5.532%	03/15/32	55	54,783
LB-UBS Commercial Mortgage Trust, Ser. 2006-C3, Class A4(b)	Aaa	5.661%	03/15/39	2,676	3,007,109
Merrill Lynch Mortgage Trust, Ser. 2004-KEY2, Class A3	Aaa	4.615%	08/12/39	2,000	2,077,770
Merrill Lynch Mortgage Trust, Ser. 2008-C1, Class A2	Aaa	5.425%	02/12/51	134	135,701
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2006-2, Class A4(b)	Aaa	5.898%	06/12/46	1,795	2,044,634
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2007-6, Class A2	Aaa	5.331%	03/12/51	2,594	2,592,670
Morgan Stanley Capital I, Ser. 2006-HQ8, Class A4(b)	Aaa	5.418%	03/12/44	1,500	1,667,479
Morgan Stanley Capital I, Ser. 2006-IQ11, Class A4(b)	AAA(c)	5.731%	10/15/42	2,600	2,922,379
Morgan Stanley Capital I, Ser. 2006-IQ12, Class A4	AAA(c)	5.332%	12/15/43	4,720	5,310,661
Morgan Stanley Capital I, Ser. 2007-HQ11, Class A31	Aaa	5.439%	02/12/44	1,230	1,286,795
Morgan Stanley Capital I, Ser. 2007-HQ11, Class AAB	Aaa	5.444%	02/12/44	4,595	4,843,338
Morgan Stanley Capital I, Ser. 2007-T27, Class AAB(b)	AAA(c)	5.640%	06/11/42	1,105	1,168,592
Wachovia Bank Commercial Mortgage Trust, Ser. 2006- C23, Class A4(b)	Aaa	5.418%	01/15/45	5,000	5,556,400

Wachovia Bank Commercial Mortgage Trust, Ser. 2006-C25, Class A4(b)	Aaa	5.737%	05/15/43	1,000	1,128,444
Wachovia Bank Commercial Mortgage Trust, Ser. 2007-C31, Class A4	Aa2	5.509%	04/15/47	4,500	4,872,091

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $117,518,168)					126,568,703

CORPORATE BONDS — 8.4%
Aerospace & Defense
L-3 Communications Corp., Gtd. Notes	Baa3	4.750%	07/15/20	515	531,768

Airlines — 0.1%
Continental Airlines 1998-1 Class A Pass Through Trust, Pass-thru Certs., Ser. 981A	Baa2	6.648%	09/15/17	203	211,969
Continental Airlines 2009-2 Class A Pass Through Trust, Pass-thru Certs., Ser. A	Baa2	7.250%	11/10/19	732	820,085
Continental Airlines, Inc., Pass Through Trust, Pass-thru Certs., Ser. 2010-A, Class A(a)	Baa2	4.750%	01/12/21	839	872,073
Delta Air Lines 2007-1 Class A Pass Through Trust, Pass-thru Certs., Ser. 071A	Baa1	6.821%	08/10/22	381	417,332
Delta Air Lines 2011-1 Class A Pass-Through Trust, Pass-thru Certs., Ser. A(a)	Baa2	5.300%	04/15/19	1,485	1,583,381
Delta Air Lines, Inc., Pass Through Trust, Pass-thru Certs., Ser. 2010-2, Class A(a)	Baa2	4.950%	05/23/19	729	769,318

					4,674,158

Automotive
Harley-Davidson Financial Services, Inc., Gtd. Notes, 144A, MTN	Baa1	2.700%	03/15/17	450	446,431
Harley-Davidson Funding Corp., Gtd. Notes, 144A, MTN	Baa1	5.750%	12/15/14	500	545,146
Johnson Controls, Inc., Sr. Unsec’d. Notes	Baa1	5.500%	01/15/16	245	276,333

					1,267,910

Banking — 2.5%
American Express Co., Sr. Unsec’d. Notes(a)	A3	8.125%	05/20/19	1,925	2,516,539
American Express Credit Corp., Sr. Unsec’d. Notes, MTN	A2	2.800%	09/19/16	2,030	2,085,624
Banco Bradesco SA (Brazil), Sub. Notes	A2	8.750%	10/24/13	1,760	1,918,400
Bank of America Corp., Jr. Sub. Notes, Ser. K(a)(b)	Ba3	8.000%	12/29/49	2,200	2,255,968
Bank of America Corp., Sr. Unsec’d. Notes	Baa1	4.500%	04/01/15	595	616,280
Bank of America Corp., Sr. Unsec’d. Notes, MTN	Baa1	5.000%	05/13/21	630	630,972
Bank of America Corp., Sr. Unsec’d. Notes	Baa1	5.700%	01/24/22	1,260	1,333,816
Bank of America Corp., Sr. Unsec’d. Notes	Baa1	6.000%	09/01/17	1,060	1,154,510
Bank of America Corp., Sr. Unsec’d. Notes, Ser. 1	Baa1	3.750%	07/12/16	870	874,335
Bank of America Corp., Sub. Notes(a)	Baa2	5.750%	08/15/16	1,775	1,848,217
Bank of America NA, Sub. Notes	A3	5.300%	03/15/17	930	970,520
Bank of America NA, Sub. Notes	A3	6.000%	10/15/36	410	405,681
Bear Stearns Cos. LLC (The), Sr. Unsec’d. Notes	Aa3	5.300%	10/30/15	515	568,504
Bear Stearns Cos. LLC (The), Sr. Unsec’d. Notes	Aa3	6.400%	10/02/17	330	384,230
Bear Stearns Cos. LLC (The), Sr. Unsec’d. Notes	Aa3	7.250%	02/01/18	1,175	1,416,843
Capital One Bank USA NA, Sub. Notes	Baa1	6.500%	06/13/13	20	21,110
Capital One Bank USA NA, Sub. Notes	Baa1	8.800%	07/15/19	1,300	1,589,496
Capital One Capital V, Ltd. Gtd. Notes	Baa3	10.250%	08/15/39	620	637,050
Capital One Capital VI, Ltd. Gtd. Notes	Baa3	8.875%	05/15/40	1,080	1,087,258
Citigroup, Inc., Sr. Unsec’d. Notes(a)	A3	3.953%	06/15/16	1,010	1,037,930
Citigroup, Inc., Sr. Unsec’d. Notes(a)	A3	4.500%	01/14/22	1,660	1,666,499
Citigroup, Inc., Sr. Unsec’d. Notes(a)	A3	4.750%	05/19/15	2,265	2,384,678
Citigroup, Inc., Sr. Unsec’d. Notes	A3	6.125%	05/15/18	1,155	1,294,739
Citigroup, Inc., Sr. Unsec’d. Notes	A3	6.875%	03/05/38	215	248,239
Citigroup, Inc., Sr. Unsec’d. Notes	A3	8.125%	07/15/39	710	920,153
Citigroup, Inc., Sub. Notes	Baa1	5.000%	09/15/14	454	470,176
Citigroup, Inc., Sub. Notes	Baa1	5.625%	08/27/12	2,800	2,847,163
Citigroup, Inc., Sub. Notes	Baa1	6.125%	08/25/36	570	547,811
Citigroup, Inc., Unsec’d. Notes(a)	A3	8.500%	05/22/19	1,895	2,336,304
Countrywide Financial Corp., Gtd. Notes, MTN(a)(d)	Baa1	5.800%	06/07/12	1,190	1,199,396
Depfa ACS Bank (Ireland), Covered Notes, 144A	Aa3	5.125%	03/16/37	1,380	991,070
Discover Bank, Sub. Notes	Ba1	7.000%	04/15/20	570	654,050
Discover Bank, Sub. Notes	Ba1	8.700%	11/18/19	900	1,119,952
Goldman Sachs Group, Inc. (The), Sr. Notes	A1	6.250%	02/01/41	270	266,666
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes(a)	A1	3.625%	02/07/16	2,000	1,999,432
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	5.250%	07/27/21	2,055	2,034,277
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	5.450%	11/01/12	600	613,672
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	5.750%	01/24/22	440	452,646
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	6.000%	06/15/20	1,000	1,052,207

Goldman Sachs Group, Inc. (The), Sub. Notes	A2	5.625%	01/15/17	1,190	1,249,947
Goldman Sachs Group, Inc. (The), Sub. Notes	A2	6.450%	05/01/36	1,615	1,562,658
Goldman Sachs Group, Inc. (The), Sub. Notes	A2	6.750%	10/01/37	104	101,616
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	Aa2	4.875%	01/14/22	1,910	2,023,553
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes(a)	Aa2	5.100%	04/05/21	1,025	1,108,089
Huntington BancShares, Inc., Sub. Notes	Baa2	7.000%	12/15/20	170	191,833
JPMorgan Chase & Co., Jr. Sub. Notes, Ser. 1(a)(b)	Baa1	7.900%	04/29/49	2,000	2,191,040
JPMorgan Chase & Co., Sr. Unsec’d. Notes(a)	Aa3	3.150%	07/05/16	3,210	3,309,073
JPMorgan Chase & Co., Sr. Unsec’d. Notes(e)	Aa3	4.250%	10/15/20	2,930	2,999,927
JPMorgan Chase Capital XXVII, Ltd. Gtd. Notes, Ser. AA	A2	7.000%	11/01/39	1,500	1,520,250
Lloyds TSB Bank PLC (United Kingdom), Gtd. Notes., 144A, MTN	A1	5.800%	01/13/20	1,870	1,920,626
Lloyds TSB Bank PLC (United Kingdom), Gtd. Notes	A1	6.375%	01/21/21	1,400	1,502,761
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, MTN	Baa1	6.400%	08/28/17	35	38,169
Morgan Stanley, Sr. Unsec’d. Notes(a)	A2	5.300%	03/01/13	265	272,564
Morgan Stanley, Sr. Unsec’d. Notes(a)	A2	5.500%	07/28/21	760	742,736
Morgan Stanley, Sr. Unsec’d. Notes	A2	5.750%	01/25/21	1,400	1,374,495
Morgan Stanley, Sr. Unsec’d. Notes, MTN	A2	5.625%	09/23/19	1,415	1,398,613
Morgan Stanley, Sr. Unsec’d. Notes, MTN	A2	5.950%	12/28/17	510	525,091
Morgan Stanley, Sr. Unsec’d. Notes, MTN	A2	6.625%	04/01/18	105	110,566
Morgan Stanley, Sr. Unsec’d. Notes, Ser. G, MTN	A2	5.450%	01/09/17	2,345	2,394,824
MUFG Capital Finance 1 Ltd. (Cayman Islands), Gtd. Notes.(b)	Ba1	6.346%	07/25/49	800	843,354
PNC Funding Corp., Gtd. Notes	A3	2.700%	09/19/16	1,110	1,143,716
PNC Funding Corp., Gtd. Notes	A3	6.700%	06/10/19	440	535,332
Royal Bank of Scotland Group PLC (United Kingdom), Sr. Unsec’d. Notes, MTN	A3	6.400%	10/21/19	1,775	1,861,590
Toronto-Dominion Bank (The) (Canada), Covered Notes, 144A(a)	Aaa	1.500%	03/13/17	625	618,341
UBS AG London (Switzerland), Covered Notes, 144A	Aaa	2.250%	03/30/17	950	947,683
USB Capital XIII Trust, Ltd. Gtd. Notes	A2	6.625%	12/15/39	775	782,285
Wells Fargo Bank NA, Sub. Notes, Ser. AI	A1	4.750%	02/09/15	585	627,513

					80,350,658

Brokerage
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(f)	NR	5.250%	02/06/12	1,715	501,637
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(f)	NR	6.875%	05/02/18	700	210,000

					711,637

Cable — 0.2%
AT&T Broadband LLC, Gtd. Notes	Baa1	9.455%	11/15/22	255	369,668
Cablevision Systems Corp., Sr. Unsec’d. Notes(a)	B1	8.625%	09/15/17	1,000	1,088,750
Comcast Corp., Gtd. Notes	Baa1	6.400%	05/15/38	570	679,692
Comcast Corp., Gtd. Notes	Baa1	6.450%	03/15/37	155	185,507
Comcast Corp., Gtd. Notes	Baa1	6.500%	11/15/35	450	540,577
Comcast Corp., Gtd. Notes	Baa1	6.950%	08/15/37	605	765,975
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	Baa2	3.500%	03/01/16	920	966,236
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	Baa2	3.550%	03/15/15	165	174,245
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes, 144A	Baa2	5.150%	03/15/42	1,560	1,519,727
Time Warner Cable, Inc., Gtd. Notes	Baa2	7.500%	04/01/14	345	388,321

					6,678,698

Capital Goods — 0.1%
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $459,646; purchased 10/10/07)(d)(g)	Baa1	5.800%	10/15/12	460	471,126
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $1,299,722; purchased 10/10/07)(d)(g)	Baa1	6.375%	10/15/17	1,302	1,494,219
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $376,709; purchased 10/10/07)(d)(g)	Baa1	7.000%	10/15/37	380	433,517
General Electric Co., Sr. Unsec’d. Notes	Aa2	5.250%	12/06/17	200	231,293
Illinois Tool Works, Inc., Sr. Unsec’d. Notes, 144A	A1	4.875%	09/15/41	215	231,879
Xylem, Inc., Sr. Unsec’d. Notes, 144A	Baa2	4.875%	10/01/21	1,260	1,344,513

					4,206,547

Chemicals — 0.1%
Dow Chemical Co. (The), Sr. Unsec’d. Notes	Baa3	7.600%	05/15/14	1,800	2,038,171
Dow Chemical Co. (The), Sr. Unsec’d. Notes	Baa3	9.400%	05/15/39	432	664,292
Ecolab, Inc., Sr. Unsec’d. Notes	Baa1	5.500%	12/08/41	345	374,155
ICI Wilmington, Inc., Gtd. Notes	Baa1	5.625%	12/01/13	720	763,827
PPG Industries, Inc., Sr. Unsec’d. Notes	Baa1	5.500%	11/15/40	150	165,662
Union Carbide Corp., Sr. Unsec’d. Notes	Baa3	7.500%	06/01/25	460	535,033

					4,541,140

Consumer — 0.1%
Newell Rubbermaid, Inc., Sr. Unsec’d. Notes	Baa3	6.250%	04/15/18	1,700	1,940,060
Sealy Mattress Co., Sr. Sec’d. Notes, 144A	Ba3	10.875%	04/15/16	1,350	1,464,764
VF Corp., Sr. Unsec’d. Notes	A3	3.500%	09/01/21	620	636,256

					4,041,080

Electric — 0.5%
Arizona Public Service Co., Sr. Unsec’d. Notes	Baa2	6.250%	08/01/16	175	205,092
Baltimore Gas & Electric Co., Sr. Unsec’d. Notes	Baa1	6.350%	10/01/36	550	677,226
Carolina Power & Light Co., First Mtge. Bonds	A1	5.250%	12/15/15	525	600,511
CenterPoint Energy Houston Electric LLC, Genl. Ref. Mtge., Ser. J2	A3	5.700%	03/15/13	740	775,330
CenterPoint Energy Houston Electric LLC, Genl. Ref. Mtge., Ser. K2	A3	6.950%	03/15/33	590	775,799
Consolidated Edison Co. of New York, Inc., Sr. Unsec’d. Notes, Ser. 09-C	A3	5.500%	12/01/39	220	259,546
Consumers Energy Co., First Mtge. Bonds, Ser. D	A3	5.375%	04/15/13	325	340,795
Duke Energy Carolinas LLC, First Mtge. Bonds(a)	A1	6.050%	04/15/38	550	695,519
El Paso Electric Co., Sr. Unsec’d. Notes	Baa2	6.000%	05/15/35	670	742,239
Empresa Nacional de Electricidad SA (Chile), Sr. Unsec’d. Notes	Baa2	8.625%	08/01/15	1,295	1,527,037
ENEL Finance International SA (Luxembourg), Gtd. Notes, 144A	A3	6.000%	10/07/39	1,280	1,161,702
Exelon Corp., Sr. Unsec’d. Notes	Baa2	4.900%	06/15/15	155	169,072
Exelon Generation Co. LLC, Sr. Unsec’d. Notes	Baa1	6.250%	10/01/39	1,425	1,667,485
Florida Power & Light Co., First Mtge. Bonds	Aa3	5.950%	10/01/33	295	363,161
Georgia Power Co., Sr. Unsec’d. Notes, Ser. B	A3	5.700%	06/01/17	495	591,782
Iberdrola International BV (Netherlands), Gtd. Notes	A3	6.750%	09/15/33	145	157,226
Indiana Michigan Power Co., Sr. Unsec’d. Notes, Ser. INDF	Baa2	5.050%	11/15/14	460	496,940
MidAmerican Energy Holdings Co., Sr. Unsec’d. Notes	Baa1	5.950%	05/15/37	300	350,358
Nevada Power Co., Genl. Ref. Mtge., Ser. O	Baa2	6.500%	05/15/18	1,260	1,542,300
Niagara Mohawk Power Corp., Sr. Unsec’d. Notes, 144A	A3	4.881%	08/15/19	610	669,724
NSTAR, Sr. Unsec’d. Notes	A2	4.500%	11/15/19	615	672,192
Oncor Electric Delivery Co. LLC, Sr. Sec’d. Notes(a)	Baa1	6.375%	01/15/15	345	390,565
Public Service Co. of New Mexico, Sr. Unsec’d. Notes	Baa3	7.950%	05/15/18	140	169,959
Public Service Electric & Gas Co., Sr. Sec’d. Notes, MTN	A2	5.800%	05/01/37	535	662,793
Southwestern Electric Power Co., Sr. Unsec’d. Notes	Baa3	3.550%	02/15/22	500	491,065
Xcel Energy, Inc., Sr. Unsec’d. Notes(a)	Baa1	4.800%	09/15/41	480	503,922
Xcel Energy, Inc., Sr. Unsec’d. Notes	Baa1	5.613%	04/01/17	199	228,687

					16,888,027

Energy — Integrated — 0.1%
BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	4.500%	10/01/20	535	587,693
BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	5.250%	11/07/13	1,040	1,111,359

					1,699,052

Energy — Other — 0.3%
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	Baa3	6.375%	09/15/17	1,195	1,419,919
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	Baa3	6.450%	09/15/36	325	376,221
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	Baa3	6.950%	06/15/19	250	305,186
Cameron International Corp., Sr. Unsec’d. Notes	Baa1	4.500%	06/01/21	2,200	2,367,805
Nabors Industries, Inc., Gtd. Notes	Baa2	4.625%	09/15/21	1,070	1,116,338
Phillips 66, Gtd. Notes, 144A	Baa1	2.950%	05/01/17	490	498,037
Pioneer Natural Resources Co., Sr. Unsec’d. Notes(a)	Ba1	6.875%	05/01/18	1,500	1,764,251
Transocean, Inc. (Cayman Islands), Gtd. Notes	Baa3	7.350%	12/15/41	170	200,999
Weatherford International Ltd. (Bermuda), Gtd. Notes(a)	Baa2	5.125%	09/15/20	810	861,734
Woodside Finance Ltd. (Australia), Gtd. Notes, 144A	Baa1	5.000%	11/15/13	1,315	1,381,012

					10,291,502

Foods — 0.4%
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	A3	8.000%	11/15/39	1,285	1,920,154
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	A3	8.200%	01/15/39	250	379,231
ARAMARK Corp., Gtd. Notes(a)	B3	8.500%	02/01/15	850	871,258
Beam, Inc., Sr. Unsec’d. Notes	Baa2	6.375%	06/15/14	727	799,508
Bunge Ltd. Finance Corp., Gtd. Notes	Baa2	5.350%	04/15/14	1,040	1,103,038
Bunge Ltd. Finance Corp., Gtd. Notes	Baa2	8.500%	06/15/19	985	1,203,266
Cargill, Inc., Sr. Unsec’d. Notes, 144A (original cost $666,818; purchased 11/19/07)(d)(g)	A2	6.000%	11/27/17	670	797,742
Delhaize Group SA (Belgium), Gtd. Notes	Baa3	6.500%	06/15/17	480	554,713
J.M. Smucker Co. (The), Gtd. Notes	A3	3.500%	10/15/21	490	496,431
Kroger Co. (The), Gtd. Notes	Baa2	6.750%	04/15/12	45	45,109

SABMiller Holdings, Inc., Gtd. Notes, 144A	Baa1	3.750%	01/15/22	1,480	1,505,694
Smithfield Foods, Inc., Sr. Sec’d. Notes	Ba2	10.000%	07/15/14	1,321	1,545,570
Tyson Foods, Inc., Gtd. Notes	Ba1	6.850%	04/01/16	735	834,225

					12,055,939

Gaming — 0.1%
MGM Resorts International, Sr. Sec’d. Notes	Ba2	13.000%	11/15/13	1,260	1,460,025

Healthcare & Pharmaceutical — 0.2%
Amgen, Inc., Sr. Unsec’d. Notes	Baa1	5.150%	11/15/41	1,910	1,917,699
Aristotle Holding, Inc., Gtd. Notes, 144A	Baa3	2.750%	11/21/14	2,460	2,527,559
Genentech, Inc., Sr. Unsec’d. Notes	AA-(c)	4.750%	07/15/15	280	312,586
Gilead Sciences, Inc., Sr. Unsec’d. Notes	Baa1	5.650%	12/01/41	565	603,535
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	Baa2	5.625%	12/15/15	580	653,315
Merck & Co., Inc., Sr. Unsec’d. Notes	Aa3	5.950%	12/01/28	165	207,004
Watson Pharmaceuticals, Inc., Sr. Unsec’d. Notes(a)	Baa3	6.125%	08/15/19	445	499,709
Wyeth, Gtd. Notes	A1	6.450%	02/01/24	60	78,048

					6,799,455

Healthcare Insurance — 0.3%
Aetna, Inc., Sr. Unsec’d. Notes	Baa1	6.500%	09/15/18	1,570	1,933,154
Aetna, Inc., Sr. Unsec’d. Notes(a)	Baa1	6.625%	06/15/36	515	641,503
CIGNA Corp., Sr. Unsec’d. Notes	Baa2	5.875%	03/15/41	650	720,168
CIGNA Corp., Sr. Unsec’d. Notes	Baa2	6.150%	11/15/36	670	745,480
Coventry Health Care, Inc., Sr. Unsec’d. Notes	Baa3	6.125%	01/15/15	1,290	1,396,741
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	A3	5.950%	02/15/41	730	884,804
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	A3	6.000%	06/15/17	195	234,360
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	A3	6.500%	06/15/37	420	517,097
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	A3	6.625%	11/15/37	420	531,326
WellPoint, Inc., Sr. Unsec’d. Notes	Baa1	5.000%	12/15/14	860	943,380

					8,548,013

Insurance — 0.7%
Allied World Assurance Co. Holdings Ltd. (Switzerland), Gtd. Notes	Baa1	5.500%	11/15/20	525	536,230
Allstate Corp. (The), Sr. Unsec’d. Notes	A3	5.200%	01/15/42	140	146,464
American International Group, Inc., Sr. Unsec’d. Notes	Baa1	4.250%	05/15/13	580	592,820
American International Group, Inc., Sr. Unsec’d. Notes	Baa1	6.400%	12/15/20	1,055	1,193,974
American International Group, Inc., Sr. Unsec’d. Notes	Baa1	8.250%	08/15/18	990	1,188,407
AON Corp., Sr. Unsec’d. Notes	Baa2	3.125%	05/27/16	2,655	2,754,783
Axis Specialty Finance LLC, Gtd. Notes	Baa1	5.875%	06/01/20	1,030	1,077,895
Chubb Corp. (The), Jr. Sub. Notes(a)(b)	A3	6.375%	03/29/67	1,300	1,342,250
Liberty Mutual Group, Inc., Bonds, 144A	Baa2	7.000%	03/15/34	850	926,284
Lincoln National Corp., Jr. Sub. Notes(b)	Ba1	6.050%	04/20/67	260	242,450
Lincoln National Corp., Sr. Unsec’d. Notes	Baa2	6.300%	10/09/37	492	528,458
Lincoln National Corp., Sr. Unsec’d. Notes	Baa2	7.000%	06/15/40	705	827,962
Lincoln National Corp., Sr. Unsec’d. Notes	Baa2	8.750%	07/01/19	605	765,853
MetLife, Inc., Sr. Unsec’d. Notes	A3	5.700%	06/15/35	835	971,261
MetLife, Inc., Sr. Unsec’d. Notes	A3	6.375%	06/15/34	400	492,130
MetLife, Inc., Sr. Unsec’d. Notes(a)	A3	6.750%	06/01/16	430	510,867
New York Life Insurance Co., Sub. Notes, 144A	Aa2	6.750%	11/15/39	660	826,886
Northwestern Mutual Life Insurance, Notes, 144A	Aa2	6.063%	03/30/40	370	435,604
Ohio National Financial Services, Inc., Sr. Notes, 144A	Baa1	6.350%	04/01/13	1,120	1,159,890
Ohio National Financial Services, Inc., Sr. Notes, 144A	Baa1	6.375%	04/30/20	680	742,958
Pacific Life Insurance Co., Sub. Notes, 144A	A3	9.250%	06/15/39	995	1,288,658
Progressive Corp. (The), Jr. Sub. Notes(a)(b)	A2	6.700%	06/15/37	735	762,562
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A	Aa2	6.850%	12/16/39	1,450	1,795,724
Unum Group, Sr. Unsec’d. Notes	Baa3	5.625%	09/15/20	350	370,421
W.R. Berkley Corp., Sr. Unsec’d. Notes	Baa2	5.600%	05/15/15	555	591,172
W.R. Berkley Corp., Sr. Unsec’d. Notes	Baa2	6.150%	08/15/19	460	494,331
XL Group PLC (Ireland), Sr. Unsec’d. Notes	Baa2	5.250%	09/15/14	85	90,040

					22,656,334

Lodging — 0.2%
Host Marriott LP, Gtd. Notes, Ser. O	Ba1	6.375%	03/15/15	750	763,125
Marriott International, Inc., Sr. Unsec’d. Notes	Baa2	3.000%	03/01/19	580	570,444
Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec’d. Notes	Baa3	6.250%	02/15/13	1,645	1,710,800
Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec’d. Notes(a)	Baa3	6.750%	05/15/18	2,800	3,248,000
Wyndham Worldwide Corp., Sr. Unsec’d. Notes(a)	Baa3	4.250%	03/01/22	1,055	1,034,243

					7,326,612

Media & Entertainment — 0.3%
CBS Corp., Gtd. Notes	Baa2	3.375%	03/01/22	805	777,082

Gannett Co., Inc., Sr. Unsec’d. Notes	Ba2	6.375%	04/01/12	2,500	2,500,205
Historic TW, Inc., Gtd. Notes	Baa2	9.150%	02/01/23	505	687,795
News America, Inc., Gtd. Notes	Baa1	6.150%	03/01/37	620	693,024
News America, Inc., Gtd. Notes	Baa1	6.150%	02/15/41	1,315	1,506,388
News America, Inc., Gtd. Notes	Baa1	6.900%	08/15/39	90	106,659
Time Warner Cos., Inc., Gtd. Notes	Baa2	7.250%	10/15/17	790	974,788
Time Warner, Inc., Gtd. Notes	Baa2	6.200%	03/15/40	210	237,955
Time Warner, Inc., Gtd. Notes	Baa2	6.250%	03/29/41	1,465	1,673,987
Time Warner, Inc., Gtd. Notes	Baa2	7.625%	04/15/31	180	230,464
Viacom, Inc., Sr. Unsec’d. Notes	Baa1	6.750%	10/05/37	430	536,122

					9,924,469

Metals — 0.2%
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes(a)	Baa3	6.125%	06/01/18	1,030	1,082,228
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes	Baa3	6.250%	02/25/22	570	576,327
Freeport-McMoRan Copper & Gold, Inc., Sr. Unsec’d. Notes	Baa3	3.550%	03/01/22	1,185	1,138,095
Newmont Mining Corp., Gtd. Notes	Baa1	6.250%	10/01/39	880	977,958
Peabody Energy Corp., Sr. Unsec’d. Notes, 144A	Ba1	6.000%	11/15/18	1,525	1,494,500
Rio Tinto Alcan, Inc. (Canada), Sr. Unsec’d. Notes	A-(c)	4.500%	05/15/13	115	119,868
Southern Copper Corp., Sr. Unsec’d. Notes	Baa2	7.500%	07/27/35	125	146,552
Teck Resources Ltd. (Canada), Gtd. Notes(a)	Baa2	5.200%	03/01/42	695	659,362
Xstrata Finance Canada Ltd. (Canada), Gtd. Notes, 144A	Baa2	2.850%	11/10/14	1,185	1,206,515

					7,401,405

Non-Captive Finance — 0.3%
CIT Group, Inc., Gtd. Notes, 144A(a)	B1	7.000%	05/04/15	350	350,420
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN(a)	Aa2	5.875%	01/14/38	1,750	1,923,661
General Electric Capital Corp., Sr. Unsec’d. Notes, Ser. G, MTN	Aa2	6.000%	08/07/19	920	1,074,339
General Electric Capital Corp., Sr. Unsec’d. Notes, Ser. G, MTN(a)(h)	Aa2	6.875%	01/10/39	1,625	2,006,778
International Lease Finance Corp., Sr. Unsec’d. Notes	B1	5.750%	05/15/16	375	374,580
International Lease Finance Corp., Sr. Unsec’d. Notes(a)	B1	6.375%	03/25/13	1,850	1,900,875
SLM Corp., Sr. Notes, MTN	Ba1	6.250%	01/25/16	570	592,800
SLM Corp., Sr. Unsec’d. Notes, MTN	Ba1	8.000%	03/25/20	1,050	1,134,000
SLM Corp., Sr. Unsec’d. Notes, MTN(a)	Ba1	8.450%	06/15/18	1,070	1,193,050

					10,550,503

Packaging
Sealed Air Corp., Gtd. Notes, 144A	B1	6.875%	07/15/33	515	491,825

Paper — 0.1%
Georgia-Pacific LLC, Gtd. Notes, 144A (original cost $288,298; purchased 10/27/10)(d)(g)	Baa3	5.400%	11/01/20	290	323,722
International Paper Co., Sr. Unsec’d. Notes	Baa3	6.000%	11/15/41	885	960,642
International Paper Co., Sr. Unsec’d. Notes	Baa3	7.950%	06/15/18	685	860,754
Rock-Tenn Co., Unsec’d. Notes, 144A	Ba1	4.900%	03/01/22	800	798,826

					2,943,944

Pipelines & Other — 0.2%
Energy Transfer Partners LP, Sr. Unsec’d. Notes	Baa3	4.650%	06/01/21	675	687,673
Energy Transfer Partners LP, Sr. Unsec’d. Notes	Baa3	5.200%	02/01/22	480	502,155
NiSource Finance Corp., Gtd. Notes	Baa3	5.250%	09/15/17	245	272,223
NiSource Finance Corp., Gtd. Notes	Baa3	5.450%	09/15/20	350	386,913
ONEOK Partners LP, Gtd. Notes	Baa2	6.650%	10/01/36	145	167,440
Sempra Energy, Sr. Unsec’d. Notes	Baa1	6.000%	02/01/13	90	93,927
Spectra Energy Capital LLC, Gtd. Notes	Baa2	6.200%	04/15/18	3,190	3,725,891
Spectra Energy Capital LLC, Gtd. Notes	Baa2	6.250%	02/15/13	235	245,424

					6,081,646

Railroads — 0.1%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	A3	6.700%	08/01/28	670	804,392
CSX Corp., Sr. Unsec’d. Notes	Baa3	6.150%	05/01/37	715	830,277
Norfolk Southern Corp., Sr. Unsec’d. Notes	Baa1	5.590%	05/17/25	525	617,309
Norfolk Southern Corp., Sr. Unsec’d. Notes	Baa1	7.800%	05/15/27	18	24,903

					2,276,881

Real Estate Investment Trusts — 0.2%
Brandywine Operating Partnership LP, Gtd. Notes	Baa3	5.750%	04/01/12	361	361,025
HCP, Inc., Sr. Unsec’d. Notes	Baa2	2.700%	02/01/14	750	760,458
Mack-Cali Realty LP, Sr. Unsec’d. Notes	Baa2	7.750%	08/15/19	765	923,687
Post Apartment Homes LP, Sr. Unsec’d. Notes	Baa3	5.450%	06/01/12	435	437,713
Post Apartment Homes LP, Sr. Unsec’d. Notes	Baa3	6.300%	06/01/13	660	689,763
ProLogis LP, Gtd. Notes	Baa2	6.875%	03/15/20	72	82,705
Simon Property Group LP, Sr. Unsec’d. Notes	A3	2.800%	01/30/17	295	302,059
Simon Property Group LP, Sr. Unsec’d. Notes(a)	A3	3.375%	03/15/22	230	221,814
Simon Property Group LP, Sr. Unsec’d. Notes	A3	6.125%	05/30/18	3,080	3,626,266

					7,405,490

Retailers — 0.2%
CVS Caremark Corp., Sr. Unsec’d. Notes	Baa2	5.750%	05/15/41	1,020	1,149,698
CVS Caremark Corp., Sr. Unsec’d. Notes	Baa2	6.125%	09/15/39	515	601,582
Lowe’s Cos., Inc., Sr. Unsec’d. Notes	A3	6.500%	03/15/29	385	470,793
Macy’s Retail Holdings, Inc., Gtd. Notes(a)	Baa3	3.875%	01/15/22	360	361,049
Macy’s Retail Holdings, Inc., Gtd. Notes	Baa3	5.875%	01/15/13	2,000	2,072,094
Nordstrom, Inc., Sr. Unsec’d. Notes(a)	Baa1	4.000%	10/15/21	260	276,636
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes(a)	Aa2	5.625%	04/15/41	720	871,466

					5,803,318

Technology — 0.2%
Arrow Electronics, Inc., Sr. Unsec’d. Notes(a)	Baa3	3.375%	11/01/15	400	411,811
Fiserv, Inc., Gtd. Notes	Baa2	3.125%	06/15/16	340	347,427
Seagate Technology International (Cayman Islands), Sec’d. Notes, 144A	Baa3	10.000%	05/01/14	1,500	1,695,000
STATS ChipPAC Ltd. (Singapore), Gtd. Notes, 144A	Ba1	7.500%	08/12/15	1,000	1,072,500
Xerox Corp., Sr. Unsec’d. Notes	Baa2	4.250%	02/15/15	2,720	2,888,996

					6,415,734

Telecommunications — 0.5%
America Movil SAB de CV (Mexico), Gtd. Notes	A2	6.125%	03/30/40	590	685,178
AT&T Corp., Gtd. Notes	A2	8.000%	11/15/31	7	9,833
AT&T Mobility LLC, Sr. Unsec’d. Notes	A-(c)	7.125%	12/15/31	405	518,411
AT&T, Inc., Sr. Unsec’d. Notes	A2	5.350%	09/01/40	700	744,317
AT&T, Inc., Sr. Unsec’d. Notes(a)	A2	5.550%	08/15/41	1,070	1,186,013
AT&T, Inc., Sr. Unsec’d. Notes(a)	A2	6.550%	02/15/39	1,720	2,093,169
British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes	Baa2	9.625%	12/15/30	400	588,529
Embarq Corp., Sr. Unsec’d. Notes (original cost $367,380; purchased 05/04/11 - 05/11/11)(d)(g)	Baa3	7.082%	06/01/16	325	366,022
Embarq Corp., Sr. Unsec’d. Notes (original cost $1,626,279; purchased 05/12/06 - 04/10/07)(d)(g)	Baa3	7.995%	06/01/36	1,600	1,617,222
Telecom Italia Capital SA (Luxembourg), Gtd. Notes	Baa2	5.250%	11/15/13	320	328,800
Telecom Italia Capital SA (Luxembourg), Gtd. Notes	Baa2	7.175%	06/18/19	445	473,925
Telecom Italia Capital SA (Luxembourg), Gtd. Notes	Baa2	7.200%	07/18/36	1,030	999,100
Telefonica Emisiones SAU (Spain), Gtd. Notes	Baa1	5.877%	07/15/19	390	395,929
Telefonica Emisiones SAU (Spain), Gtd. Notes	Baa1	7.045%	06/20/36	210	206,428
United States Cellular Corp., Sr. Unsec’d. Notes	Baa2	6.700%	12/15/33	210	204,293
Verizon Communications, Inc., Sr. Unsec’d. Notes	A3	6.000%	04/01/41	570	675,166
Verizon Communications, Inc., Sr. Unsec’d. Notes	A3	6.100%	04/15/18	3,165	3,810,530
Windstream Corp., Gtd. Notes	Ba3	8.125%	08/01/13	1,000	1,065,000

					15,967,865

Tobacco — 0.2%
Altria Group, Inc., Gtd. Notes	Baa1	4.750%	05/05/21	1,000	1,074,933
Altria Group, Inc., Gtd. Notes	Baa1	9.700%	11/10/18	1,215	1,650,974
Altria Group, Inc., Gtd. Notes	Baa1	9.950%	11/10/38	140	212,946
Altria Group, Inc., Gtd. Notes	Baa1	10.200%	02/06/39	790	1,224,833
Lorillard Tobacco Co., Gtd. Notes	Baa2	3.500%	08/04/16	465	484,129
Lorillard Tobacco Co., Gtd. Notes	Baa2	8.125%	06/23/19	325	403,519
Reynolds American, Inc., Gtd. Notes	Baa3	7.250%	06/15/37	320	373,312

					5,424,646

TOTAL CORPORATE BONDS (cost $256,788,202)					275,416,281

MORTGAGE-BACKED SECURITIES — 9.4%
Federal Home Loan Mortgage Corp.(b)		2.386%	06/01/36	1,013	1,062,885
Federal Home Loan Mortgage Corp.		3.000%	TBA 15 YR	3,000	3,093,281
Federal Home Loan Mortgage Corp.		3.500%	TBA 30 YR	2,500	2,553,516
Federal Home Loan Mortgage Corp.		4.000%	06/01/26 - 12/01/40	7,384	7,825,283
Federal Home Loan Mortgage Corp.		4.000%	TBA 30 YR	3,000	3,130,313
Federal Home Loan Mortgage Corp.		4.500%	02/01/19 - 10/01/41	31,563	33,616,795
Federal Home Loan Mortgage Corp.		5.000%	07/01/18 - 05/01/34	4,470	4,844,196
Federal Home Loan Mortgage Corp.		5.000%	TBA 30 YR	11,000	11,841,757
Federal Home Loan Mortgage Corp.(b)		5.236%	12/01/35	1,134	1,208,215
Federal Home Loan Mortgage Corp.		5.500%	12/01/33 - 05/01/38	11,933	13,013,785
Federal Home Loan Mortgage Corp.		5.500%	TBA 30 YR	5,000	5,425,000
Federal Home Loan Mortgage Corp.		6.000%	03/01/32 - 12/01/33	1,344	1,507,293
Federal Home Loan Mortgage Corp.		6.000%	TBA 30 YR	4,500	4,951,406
Federal Home Loan Mortgage Corp.		6.500%	12/01/14	69	70,925

Federal Home Loan Mortgage Corp.		7.000%	01/01/31 - 10/01/32	663	770,833
Federal National Mortgage Association(b)		2.072%	07/01/33	502	530,073
Federal National Mortgage Association		3.000%	TBA 15 YR	7,000	7,227,500
Federal National Mortgage Association		3.000%	TBA 15 YR	1,000	1,035,156
Federal National Mortgage Association		3.500%	06/01/39	2,303	2,367,521
Federal National Mortgage Association		3.500%	TBA 15 YR	11,500	12,060,625
Federal National Mortgage Association		3.500%	TBA 30 YR	3,500	3,583,672
Federal National Mortgage Association		4.000%	TBA 30 YR	13,000	13,601,250
Federal National Mortgage Association		4.500%	11/01/18 - 03/01/41	23,793	25,747,686
Federal National Mortgage Association		5.000%	10/01/18 - 02/01/36	13,861	15,007,379
Federal National Mortgage Association		5.500%	03/01/16 - 08/01/37	19,343	21,219,244
Federal National Mortgage Association(b)		5.581%	06/01/37	394	420,334
Federal National Mortgage Association		6.000%	04/01/13 - 05/01/38	15,384	17,083,468
Federal National Mortgage Association		6.000%	TBA 30 YR	2,000	2,203,438
Federal National Mortgage Association		6.500%	07/01/17 - 09/01/37	6,128	6,932,747
Federal National Mortgage Association		7.000%	02/01/32 - 07/01/32	405	474,564
Federal National Mortgage Association		7.500%	06/01/12 - 05/01/32	97	116,514
Government National Mortgage Association		3.500%	TBA 30 YR	5,000	5,210,156
Government National Mortgage Association		3.500%	TBA 30 YR	4,000	4,155,625
Government National Mortgage Association		4.000%	05/20/41	1,817	1,955,296
Government National Mortgage Association		4.000%	TBA 30 YR	12,000	12,841,875
Government National Mortgage Association		4.000%	TBA 30 YR	500	536,406
Government National Mortgage Association		4.500%	01/20/41	3,577	3,903,511
Government National Mortgage Association		4.500%	TBA 30 YR	25,500	27,735,236
Government National Mortgage Association		5.000%	TBA 30 YR	12,500	13,777,344
Government National Mortgage Association		5.500%	11/15/32 - 02/15/36	6,005	6,756,291
Government National Mortgage Association		6.000%	02/15/33 - 10/15/34	2,630	2,981,796
Government National Mortgage Association		6.500%	10/15/23 - 07/15/35	2,755	3,188,571
Government National Mortgage Association		8.000%	01/15/24 - 04/15/25	77	90,754

TOTAL MORTGAGE-BACKED SECURITIES (cost $297,418,729)					307,659,515

MUNICIPAL BONDS — 0.4%
Bay Area Toll Authority, Revenue Bonds, BABs	Aa3	6.263%	04/01/49	1,325	1,705,752
Chicago O’Hare International Airport, Revenue Bonds, BABs	A1	6.395%	01/01/40	1,030	1,258,557
Metropolitan Government of Nashville & Davidson County Convention Center Authority, Revenue Bonds, BABs	Aa2	6.731%	07/01/43	1,000	1,175,900
New Jersey State Turnpike Authority, Revenue Bonds, Ser. F, BABs	A3	7.414%	01/01/40	1,070	1,526,152
New York City Transitional Finance Authority, Revenue Bonds, BABs	Aa1	5.767%	08/01/36	1,130	1,337,073
Ohio State University (The), Revenue Bonds, BABs	Aa1	4.910%	06/01/40	455	505,946
Ohio State Water Development Authority, Revenue Bonds, BABs	Aaa	4.879%	12/01/34	300	322,485
Oregon State Department of Transportation, Revenue Bonds, Ser. A, BABs	Aa2	5.834%	11/15/34	445	538,717
Pennsylvania Turnpike Commission, Revenue Bonds, Ser. B, BABs	Aa3	5.511%	12/01/45	550	608,025
Regional Transportation District, Revenue Bonds, Ser. 2010B, BABs	Aa2	5.844%	11/01/50	680	849,544
State of California, General Obligation Unlimited, BABs	A1	7.300%	10/01/39	1,270	1,590,040
State of California, General Obligation Unlimited, BABs	A1	7.500%	04/01/34	475	601,806
State of California, General Obligation Unlimited, BABs	A1	7.550%	04/01/39	245	314,803
State of California, General Obligation Unlimited, BABs	A1	7.625%	03/01/40	215	278,305
Texas State Transportation Commission, Revenue Bonds, Ser. B, BABs	Aaa	5.028%	04/01/26	335	400,325

TOTAL MUNICIPAL BONDS (cost $10,684,438)					13,013,430

NON-CORPORATE FOREIGN AGENCIES — 0.5%
Commonwealth Bank of Australia (Australia), Gov’t. Gtd., 144A	Aaa	2.700%	11/25/14	7,435	7,781,664
Export-Import Bank of Korea (South Korea), Sr. Unsec’d. Notes	A1	4.000%	01/29/21	515	506,778
Export-Import Bank of Korea (South Korea), Sr. Unsec’d. Notes	A1	5.125%	06/29/20	400	428,735
Korea Hydro & Nuclear Power Co. Ltd. (South Korea), Sr. Unsec’d. Notes, 144A	A1	6.250%	06/17/14	1,000	1,082,574
Kreditanstalt Fuer Wiederaufbau (Germany), Gov’t. Gtd. Notes	Aaa	2.375%	08/25/21	880	860,128

Pemex Project Funding Master Trust, Gtd. Notes	Baa1	8.625%	12/01/23	350	446,250
Petrobras International Finance Co. (Cayman Islands), Gtd. Notes	A3	5.375%	01/27/21	2,100	2,261,152
RSHB Capital SA For OJSC Russian Agricultural Bank (Luxembourg), Sr. Sec’d. Notes, 144A	Baa1	6.299%	05/15/17	2,190	2,321,400

TOTAL NON-CORPORATE FOREIGN AGENCIES (cost $15,017,053)					15,688,681

NON-CORPORATE SOVEREIGNS — 0.1%
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes MTN(a)	Baa1	4.750%	03/08/44	1,006	985,880
Qatar Government International Bond (Qatar), Sr. Unsec’d. Notes, 144A(a)	Aa2	5.250%	01/20/20	315	347,288
Russian Foreign Bond - Eurobond (Russia), Unsec’d. Notes, 144A	Baa1	3.250%	04/04/17	2,400	2,418,192

TOTAL NON-CORPORATE SOVEREIGNS (cost $3,732,911)					3,751,360

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.3%
Federal Home Loan Banks		5.500%	07/15/36	1,080	1,354,921
Federal Home Loan Mortgage Corp.		1.250%	05/12/17	5,415	5,407,684
Federal Home Loan Mortgage Corp.(a)		5.125%	11/17/17	630	756,013
Resolution Funding Corp. Interest Strip, Bonds(i)		1.790%	04/15/18	2,615	2,356,018

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $9,346,271)					9,874,636

U.S. GOVERNMENT TREASURY OBLIGATIONS — 5.7%
U.S. Treasury Bonds		3.125%	11/15/41	8,150	7,817,635
U.S. Treasury Bonds(e)		4.250%	11/15/40	570	671,264
U.S. Treasury Bonds		4.375%	05/15/40	1,260	1,514,166
U.S. Treasury Bonds		6.250%	08/15/23	470	650,950
U.S. Treasury Inflation Indexed Bonds		1.375%	01/15/20	5,826	6,691,499
U.S. Treasury Notes(a)		0.250%	02/28/14	865	863,716
U.S. Treasury Notes		1.000%	03/31/17	1,230	1,227,406
U.S. Treasury Notes		1.500%	03/31/19	23,030	22,855,479
U.S. Treasury Notes		1.875%	09/30/17	6,760	7,000,298
U.S. Treasury Notes		1.875%	10/31/17	6,975	7,218,581
U.S. Treasury Notes		2.000%	02/15/22	1,815	1,780,118
U.S. Treasury Notes		2.375%	02/28/15	15,560	16,386,625
U.S. Treasury Notes		2.750%	02/15/19	4,425	4,766,902
U.S. Treasury Notes		3.000%	09/30/16	6,525	7,116,837
U.S. Treasury Notes		3.125%	10/31/16	6,615	7,256,344
U.S. Treasury Notes		3.250%	05/31/16	10,880	11,951,005
U.S. Treasury Notes		3.500%	02/15/18	6,500	7,304,375
U.S. Treasury Notes		4.250%	11/15/17	7,015	8,165,348
U.S. Treasury Notes		4.750%	08/15/17	2,525	2,998,437
U.S. Treasury Strips Coupon(a)(j)		1.810%	08/15/19	7,740	6,776,803
U.S. Treasury Strips Coupon(j)		2.830%	05/15/24	18,495	13,153,459
U.S. Treasury Strips Coupon(j)		2.870%	08/15/24	6,520	4,582,067
U.S. Treasury Strips Coupon(j)		2.940%	02/15/25	4,750	3,255,821
U.S. Treasury Strips Coupon(a)(j)		3.010%	08/15/25	1,055	706,200
U.S. Treasury Strips Coupon(j)		3.160%	11/15/23	10,490	7,640,087
U.S. Treasury Strips Coupon(a)(j)		3.230%	02/15/24	10,000	7,196,950
U.S. Treasury Strips Coupon(j)		3.580%	05/15/25	5,000	3,386,770
U.S. Treasury Strips Coupon(j)		4.040%	05/15/27	2,280	1,406,958
U.S. Treasury Strips Coupon(a)(j)		4.140%	11/15/27	9,450	5,707,006
U.S. Treasury Strips Coupon(j)		5.030%	08/15/33	10,730	5,130,775
U.S. Treasury Strips Principal(i)		3.940%	08/15/27	8,425	5,220,425

TOTAL U.S. GOVERNMENT TREASURY OBLIGATIONS (cost $180,640,659)					188,400,306

TOTAL LONG-TERM INVESTMENTS (cost $2,673,892,576)					3,200,940,449

SHORT-TERM INVESTMENTS — 11.6%
U.S. GOVERNMENT TREASURY OBLIGATION
U.S. Treasury Bill(h)(k) (cost $1,599,902)		0.025%	06/28/12	1,600	1,599,729

	Shares
AFFILIATED MUTUAL FUNDS — 11.6%
Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund (cost $144,666,505)(l)	14,650,734	131,124,071
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $249,156,893; includes $151,692,924 of cash collateral received for securities on loan)(l)(m)	249,156,893	249,156,893

TOTAL AFFILIATED MUTUAL FUNDS (cost $393,823,398)		380,280,964

TOTAL SHORT-TERM INVESTMENTS (cost $395,423,300)		381,880,693

TOTAL INVESTMENTS — 109.0% (cost $3,069,315,876)		3,582,821,142
LIABILITIES IN EXCESS OF OTHER ASSETS(n) — (9.0)%		(297,141,107)

NET ASSETS — 100.0%		$ 3,285,680,035

The following abbreviations are used in portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ABS	Asset-Backed Security
BABs	Build America Bonds
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
I/O	Interest Only
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
NR	Not Rated by Moody’s or Standard & Poor’s
TBA	To Be Announced

#	Principal amount shown in U.S. dollars unless otherwise stated.
†	The ratings reflected are as of March 31, 2012. Ratings of certain bonds may have changed subsequent to that date.
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $148,268,989; cash collateral of $151,692,924 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2012.
(c)	Standard & Poor’s Rating.
(d)	Indicates a security that has been deemed illiquid.
(e)	Represents security, or a portion thereof, segregated as collateral for swap agreements.
(f)	Represents issuer in default on interest payments and/or principal repayment; non-income producing security.
(g)	Indicates a restricted security; the aggregate original cost of such securities is $5,084,852. The aggregate value of $5,503,570 is approximately 0.2% of net assets.
(h)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(i)	Represents zero coupon bond. Rate shown reflects the effective yield at March 31, 2012.
(j)	Rate shown reflects the effective yield at March 31, 2012.
(k)	Rate quoted represents yield-to-maturity as of purchase date.
(l)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund and the Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund.
(m)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(n)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Open futures contracts outstanding at March 31, 2012:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2012	Unrealized Appreciation/ (Depreciation)
	Long Positions:
285	2 Year U.S. Treasury Notes	Jun. 2012	$62,762,694	$62,740,078	$(22,616)
217	5 Year U.S. Treasury Notes	Jun. 2012	26,527,142	26,590,976	63,834
120	10 Year U.S. Treasury Notes	Jun. 2012	15,462,163	15,538,125	75,962
216	S&P 500 E-mini	Jun. 2012	14,763,535	15,154,560	391,025

					508,205

	Short Positions:
72	U.S. Long Bond	Jun. 2012	10,262,583	9,918,000	344,583
39	U.S. Ultra Bond	Jun. 2012	6,033,565	5,887,781	145,784

					490,367

					$998,572

Interest rate swap agreements outstanding at March 31, 2012:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Counterparty
Over-the-counter swap agreements:
$ 3,285	11/01/14	0.784%	3 month LIBOR(2)	$(16,369)	$—	$(16,369)	Morgan Stanley Capital Services
2,195	09/14/16	1.206%	3 month LIBOR(2)	(8,285)	—	(8,285)	Deutsche Bank AG
2,635	01/09/17	1.237%	3 month LIBOR(2)	(6,785)	—	(6,785)	Barclays Bank PLC
8,430	11/15/18	1.531%	3 month LIBOR(2)	84,140	—	84,140	Citibank, NA
8,295	11/15/18	1.700%	3 month LIBOR(2)	(6,348)	—	(6,348)	Morgan Stanley Capital Services
8,295	11/15/18	1.712%	3 month LIBOR(2)	(12,545)	—	(12,545)	Citibank, NA
6,335	07/20/21	3.035%	3 month LIBOR(1)	497,427	—	497,427	Citibank, NA
5,570	11/23/21	2.148%	3 month LIBOR(2)	2,700	—	2,700	Citibank, NA
3,045	01/27/22	2.071%	3 month LIBOR(2)	43,063	—	43,063	Citibank, NA
1,385	01/30/22	2.082%	3 month LIBOR(2)	18,743	—	18,743	Citibank, NA
2,975	02/07/22	2.056%	3 month LIBOR(2)	48,940	—	48,940	Citibank, NA
3,340	02/10/22	2.097%	3 month LIBOR(2)	43,128	—	43,128	Morgan Stanley Capital Services

				$687,809	$—	$687,809

(1)	Portfolio pays the floating rate and receives the fixed rate.
(2)	Portfolio pays the fixed rate and receives the floating rate.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

Credit default swap agreements outstanding at March 31, 2012:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(2)	Fair Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Counterparty
Over-the-counter credit default swaps - Buy Protection(1):
Bunge Ltd. Finance Corp.	06/20/14	0.650%	$1,150	$8,714	$—	$8,714	JPMorgan Chase Bank
Macy’s Retail Holdings, Inc.	12/20/12	1.000%	2,000	(11,417)	17,223	(28,640)	Deutsche Bank AG
Newell Rubbermaid, Inc.	06/20/18	1.000%	1,700	3,443	—	3,443	Morgan Stanley Capital Services, Inc.
Simon Property Group L.P	06/20/18	0.970%	2,800	9,775	—	9,775	Morgan Stanley Capital Services, Inc.
Spectra Energy Capital LLC	06/20/18	1.150%	2,200	(4,617)	—	(4,617)	Deutsche Bank AG
Spectra Energy Capital LLC	06/20/18	1.130%	500	(463)	—	(463)	Merrill Lynch Capital Services, Inc.
Starwood Hotels & Resorts Worldwide	03/20/14	7.050%	1,645	(212,738)	—	(212,738)	Deutsche Bank AG
Starwood Hotels & Resorts Worldwide, Inc.	06/20/18	1.450%	2,800	(31,427)	—	(31,427)	Merrill Lynch Capital Services, Inc.

				$(238,730)	$17,223	$(255,953)

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally for securities actively traded on a regulated securities exchange and for open-end mutual funds which trade at daily net asset value.

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$2,203,937,228	$—	$—
Exchange Traded Fund	296,460	—	—
Preferred Stocks	1,585,136	—	—
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	—	32,053,534	—
Residential Mortgage-Backed Securities	—	7,320,796	—
Bank Loans	—	6,948,556	1,132,151
Collateralized Mortgage Obligations	—	7,293,676	—
Commercial Mortgage-Backed Securities	—	126,107,461	461,242
Corporate Bonds	—	275,416,281	—
Mortgage-Backed Securities	—	307,659,515	—
Municipal Bonds	—	13,013,430	—
Non-Corporate Foreign Agencies	—	15,688,681	—
Non-Corporate Sovereigns	—	3,751,360	—
U.S. Government Agency Obligations	—	9,874,636	—
U.S. Government Treasury Obligations	—	190,000,035	—
Affiliated Mutual Funds	380,280,964	—	—
Other Financial Instruments*
Futures Contracts	998,572	—	—
Interest Rate Swap Agreements	—	687,809	—
Credit Default Swap Agreements	—	(255,953)	—

Total	$2,587,098,360	$995,559,817	$1,593,393

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of March 31, 2012 categorized by risk exposure:

Derivative Fair Value at 03/31/2012
Credit contracts	$(255,953)
Equity contracts	391,025
Interest rate contracts	1,295,356

Total	$1,430,428

Global Portfolio

Schedule of Investments

as of March 31, 2012 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.0%
COMMON STOCKS — 96.7%
Australia — 1.7%
Bendigo and Adelaide Bank Ltd.	103,400	$830,079
BlueScope Steel Ltd.*	218,400	89,361
Caltex Australia Ltd.	34,900	502,140
Challenger Ltd.	204,700	805,747
Downer EDI Ltd.*	214,250	892,163
Goodman Fielder Ltd.	448,858	320,816
Metcash Ltd.	186,300	829,810
National Australia Bank Ltd.	62,400	1,590,072
OneSteel Ltd.	447,200	574,408
Pacific Brands Ltd.	460,600	291,039
Qantas Airways Ltd.*	419,500	775,653
Rio Tinto Ltd.	13,100	887,455
Telstra Corp. Ltd.	209,000	712,262
Westpac Banking Corp.	55,600	1,260,718

		10,361,723

Austria — 0.3%
OMV AG	32,300	1,148,048
Voestalpine AG	14,500	487,626

		1,635,674

Belgium — 0.2%
AGFA-Gevaert NV*	86,100	198,660
Delhaize Group SA	18,200	957,588

		1,156,248

Brazil — 0.3%
Petroleo Brasileiro SA	156,500	2,073,864

Canada — 1.3%
Brookfield Asset Management, Inc. (Class A Stock)	84,529	2,668,581
Canadian Pacific Railway Ltd.	25,900	1,967,105
Lululemon Athletica, Inc.*(a)	11,244	839,702
Toronto-Dominion Bank (The)	33,927	2,879,603

		8,354,991

Cayman Islands — 0.3%
NetEase, Inc., ADR*	30,612	1,778,557

China — 2.3%
Baidu, Inc., ADR*	57,251	8,345,478
Industrial & Commercial Bank of China (Class H Stock)	4,813,000	3,105,141
Lenovo Group Ltd.	2,682,000	2,414,147
Youku, Inc., ADR*(a)	35,932	790,145

		14,654,911

Denmark — 0.7%
H Lundbeck A/S	36,700	735,381
Novo Nordisk A/S (Class B Stock)	24,351	3,371,476

		4,106,857

Finland — 0.2%
Tieto OYJ	56,200	1,056,107

France — 4.6%
Arkema SA	24,137	2,249,233
AXA SA	47,100	780,823
BNP Paribas SA	108,843	5,164,232
CIE de Saint-Gobain	36,843	1,645,378
CIE Generale d’Optique Essilor International SA	29,422	2,622,431
Ciments Francais SA	5,200	372,078
Credit Agricole SA	105,684	656,834
Dassault Systemes SA	24,141	2,221,272
France Telecom SA	31,800	470,984
Rallye SA	10,700	402,076
Renault SA	12,300	648,391
Sanofi	36,300	2,819,121

SCOR SE	22,000	594,460
Societe Generale	14,658	429,404
Thales SA	12,700	475,282
Total SA	43,500	2,218,541
Total SA, ADR	45,950	2,348,964
Valeo SA	17,300	907,235
Vivendi SA	86,100	1,580,091

		28,606,830

Germany — 4.2%
Allianz SE	12,600	1,503,517
Aurubis AG	6,200	327,328
BASF SE	54,973	4,808,919
Bayer AG	12,700	893,314
Bayerische Motoren Werke AG	37,551	3,377,031
Brenntag AG	12,791	1,566,398
Daimler AG	16,000	964,750
Deutsche Bank AG	26,100	1,298,578
E.ON AG	26,300	629,974
Hannover Rueckversicherung AG	11,800	700,959
Merck KGaA	7,600	841,100
Metro AG	21,300	823,547
Muenchener Rueckversicherungs AG	7,200	1,085,584
Rheinmetall AG	13,300	787,492
RWE AG	21,600	1,031,473
SAP AG	65,075	4,544,375
ThyssenKrupp AG	7,200	179,234
Volkswagen AG	5,400	870,724

		26,234,297

Greece
Alpha Bank AE*	15,700	20,479

Hong Kong — 1.9%
AIA Group Ltd.	997,000	3,652,626
Cathay Pacific Airways Ltd.	440,000	814,778
First Pacific Co. Ltd.	992,000	1,099,873
Hutchison Port Holdings Trust (Class U Stock)	2,393,000	1,830,645
Jardine Cycle & Carriage Ltd.	54,000	2,074,428
Kingboard Chemical Holdings Ltd.	180,000	629,318
Li & Fung Ltd.	514,000	1,179,502
Singamas Container Holdings Ltd.	2,676,000	792,577

		12,073,747

Indonesia — 0.3%
Bank Rakyat Indonesia Persero Tbk PT	2,320,000	1,763,342

Ireland — 0.8%
Accenture PLC (Class A Stock)	67,800	4,373,100
Allied Irish Banks PLC*	42,100	4,997
Bank of Ireland (Governor & Co.)*	16,100	2,663
Irish Life & Permanent Group Holdings PLC*	51,300	2,942
XL Group PLC	18,100	392,589

		4,776,291

Israel — 1.0%
Bank Hapoalim BM	176,900	649,568
Check Point Software Technologies Ltd.*(a)	72,726	4,642,828
Elbit Systems Ltd.	11,400	442,268
Teva Pharmaceutical Industries Ltd.	12,500	552,680

		6,287,344

Italy — 0.7%
Banco Popolare SC	38,200	72,448
Enel SpA	323,000	1,168,295
ENI SpA	88,000	2,064,471
Finmeccanica SpA	43,100	233,380
Fondiaria-Sai SpA*	19,900	28,345
Telecom Italia SpA	796,300	946,800

		4,513,739

Japan — 7.1%
Alpine Electronics, Inc.	22,700	306,342
Aoyama Trading Co. Ltd.	52,100	1,104,694
Aozora Bank Ltd.	92,000	265,652

Circle K Sunkus Co. Ltd.	46,900	1,003,502
COMSYS Holdings Corp.	72,800	788,073
Daito Trust Construction Co. Ltd.	12,200	1,095,155
FANUC Corp.	18,100	3,210,197
Fast Retailing Co. Ltd.	13,800	3,144,473
Fukuoka Financial Group, Inc.	158,000	700,568
Gree, Inc.	40,600	1,024,688
Hitachi Capital Corp.	49,400	735,300
ITOCHU Corp.	87,400	953,512
Itochu Techno-Solutions Corp.	7,600	340,196
JX Holdings, Inc.	101,400	628,467
KDDI Corp.	260	1,683,702
Keihin Corp.	24,500	453,473
K’s Holdings Corp.	19,700	635,008
Kurabo Industries Ltd.	173,100	336,705
Kyowa Exeo Corp.	81,900	737,169
Marubeni Corp.	176,000	1,269,445
Mitsubishi Corp.	34,500	800,290
Mitsubishi UFJ Financial Group, Inc.	140,200	697,866
Mitsui & Co. Ltd.	56,300	923,029
Mizuho Financial Group, Inc.	801,800	1,307,757
Nichii Gakkan Co.	39,300	526,089
Nichirei Corp.	47,000	220,321
Nikon Corp.	68,400	2,075,883
Nippon Electric Glass Co. Ltd.	54,000	469,083
Nippon Shokubai Co. Ltd.	68,000	787,870
Nippon Telegraph & Telephone Corp.	37,000	1,678,567
Nissan Shatai Co. Ltd.	52,000	544,062
NTT DoCoMo, Inc.	900	1,494,020
ORIX Corp.	36,870	3,519,065
Otsuka Holdings Co. Ltd.	4,700	139,120
Sankyu, Inc.	210,000	822,037
Seino Holdings Corp.	65,000	469,615
Shimachu Co. Ltd.	30,700	723,269
Softbank Corp.	48,500	1,433,847
Sumitomo Corp.	88,900	1,284,577
Sumitomo Mitsui Financial Group, Inc.	49,300	1,621,891
Sumitomo Mitsui Trust Holdings, Inc.	64,070	204,355
Toagosei Co. Ltd.	147,000	676,658
Toyo Suisan Kaisha Ltd.	15,000	389,453
Toyota Tsusho Corp.	34,300	698,266
Yokohama Rubber Co. Ltd. (The)	100,000	720,068

		44,643,379

Liechtenstein
Verwaltungs- und Privat-Bank AG	2,578	218,903

Luxembourg
Millicom International Cellular SA	3,244	367,756

Netherlands — 1.8%
Aegon NV*	56,800	315,442
ASM Pacific Technology Ltd.	185,000	2,699,165
ING Groep NV CVA*	119,400	994,801
Koninklijke Ahold NV	99,700	1,381,564
Koninklijke DSM NV	20,400	1,180,403
Koninklijke KPN NV	82,600	908,634
Unilever NV CVA	102,849	3,499,903

		10,979,912

New Zealand
Air New Zealand Ltd.(f)	737,900	513,563

Norway — 0.8%
DnB ASA	54,100	695,398
Statoil ASA	148,100	4,020,591

		4,715,989

Peru — 0.4%
Credicorp Ltd.	19,066	2,513,280

Portugal
Banco Espirito Santo SA	43,600	79,665
Singapore
Golden Agri-Resources Ltd.	483,500	301,935
South Korea — 0.9%
Samsung Electronics Co. Ltd.	4,789	5,388,972
Spain — 0.6%
Banco Bilbao Vizcaya Argentaria SA	60,800	483,860
Banco Espanol de Credito SA	79,800	382,509
Banco Santander SA	126,300	971,940
Repsol YPF SA	57,200	1,434,978
Telefonica SA	25,100	411,253
		3,684,540
Sweden — 0.7%
Atlas Copco AB (Class A Stock)	102,447	2,479,181
Boliden AB	77,000	1,209,272
Electrolux AB (Class B Stock)	17,200	363,717
NCC AB (Class B Stock)	15,700	331,049
		4,383,219
Switzerland — 4.1%
Baloise Holding AG	13,000	1,046,970
CIE Financiere Richemont SA	34,912	2,189,010
CIE Financiere Richemont SA, ADR	619,111	3,850,870
Clariant AG*	27,000	372,682
Credit Suisse Group AG*	36,700	1,046,074
Georg Fischer AG*	2,000	915,033
Glencore International PLC(a)	359,441	2,238,745
Kuehne + Nagel International AG	15,802	2,137,392
Novartis AG	28,700	1,588,404
Partners Group Holding AG	10,527	2,053,622
Roche Holding AG	8,500	1,479,284
Swiss Re AG*	19,300	1,232,574
Syngenta AG*	9,165	3,168,712
UBS AG*	32,000	448,432
Zurich Financial Services AG*	6,700	1,800,620
		25,568,424
United Kingdom — 11.0%
AstraZeneca PLC	55,900	2,484,742
Aviva PLC	144,400	765,653
Babcock International Group PLC	145,156	1,849,276
BAE Systems PLC	256,400	1,229,916
Barclays PLC	332,700	1,251,882
Beazley PLC	175,100	390,698
Berendsen PLC	24,300	202,889
Berkeley Group Holdings PLC*	69,634	1,470,199
BG Group PLC	99,615	2,307,142
BP PLC	288,000	2,130,749
British American Tobacco PLC	70,216	3,538,316
British Sky Broadcasting Group PLC	90,739	981,119
BT Group PLC	602,100	2,180,349
Burberry Group PLC	85,316	2,042,835
Cable & Wireless Communications PLC	917,400	473,814
Centrica PLC	465,478	2,355,682
Compass Group PLC	314,345	3,295,796
Cookson Group PLC	81,100	896,355
Drax Group PLC	63,400	552,164
GlaxoSmithKline PLC	30,500	681,274
Home Retail Group PLC	259,200	472,630
J Sainsbury PLC	204,700	1,019,244
Johnson Matthey PLC	77,198	2,912,829
Kesa Electricals PLC	365,500	409,229
Legal & General Group PLC	483,800	1,011,399
Logica PLC	452,500	720,873
Marks & Spencer Group PLC	182,600	1,106,932
Marston’s PLC	339,130	532,128
Mondi PLC	105,500	994,758

Next PLC	11,600	553,468
Old Mutual PLC	411,400	1,043,635
Pearson PLC	142,815	2,661,220
Petrofac Ltd.	111,453	3,101,859
Premier Foods PLC*	1,525,600	396,529
Rexam PLC	91,300	625,168
Rolls-Royce Holdings PLC*	273,296	3,549,526
Royal Bank of Scotland Group PLC*	263,527	116,505
Royal Dutch Shell PLC (Class B Stock)	113,700	4,000,050
Royal Dutch Shell PLC, ADR	35,400	2,482,602
RSA Insurance Group PLC	300,200	502,254
SSE PLC	2,602	55,311
Standard Chartered PLC	123,852	3,090,357
Thomas Cook Group PLC	164,000	59,021
Tullow Oil PLC	74,891	1,829,152
Vodafone Group PLC	411,600	1,133,677
Weir Group PLC (The)	69,256	1,954,056
WM Morrison Supermarkets PLC	320,700	1,528,608
		68,943,870
United States — 48.5%
3M Co.	34,000	3,033,140
Allergan, Inc.	27,613	2,635,109
Allstate Corp. (The)	54,200	1,784,264
Amazon.com, Inc.*	7,884	1,596,589
American Express Co.	40,650	2,352,009
Ameriprise Financial, Inc.	18,850	1,076,900
Amgen, Inc.	27,050	1,839,130
Apple, Inc.*	19,938	11,952,233
AT&T, Inc.	122,400	3,822,552
AutoZone, Inc.*	1,860	691,548
Avon Products, Inc.	62,100	1,202,256
Baker Hughes, Inc.	41,850	1,755,189
Bank of America Corp.	292,200	2,796,354
Beam, Inc.	12,400	726,268
Biogen Idec, Inc.*	35,717	4,499,270
Boeing Co. (The)	14,300	1,063,491
Bristol-Myers Squibb Co.	73,598	2,483,932
Cablevision Systems Corp. (Class A Stock)(a)	39,000	572,520
Charles Schwab Corp. (The)(a)	88,600	1,273,182
Chevron Corp.	51,150	5,485,326
Cisco Systems, Inc.	101,400	2,144,610
Coach, Inc.	46,789	3,615,854
Comcast Corp. (Class A Stock)	49,400	1,482,494
CONSOL Energy, Inc.	31,800	1,084,380
Continental Resources, Inc.*(a)	8,794	754,701
Covidien PLC	39,200	2,143,456
Cummins, Inc.	28,191	3,384,048
Danaher Corp.	31,439	1,760,584
Deckers Outdoor Corp.*(a)	13,544	853,949
Dell, Inc.*	94,600	1,570,360
Dollar Tree, Inc.*	9,623	909,277
Dow Chemical Co. (The)	63,599	2,203,069
Emerson Electric Co.	10,300	537,454
Entergy Corp.	29,600	1,989,120
EQT Corp.	11,800	568,878
Estee Lauder Cos., Inc. (The) (Class A Stock)	37,166	2,302,062
Exelon Corp.	62,600	2,454,546
Exxon Mobil Corp.	55,450	4,809,179
Fifth Third Bancorp	96,700	1,358,635
General Electric Co.	171,900	3,450,033
General Motors Co.*(a)	82,800	2,123,820
Goldman Sachs Group, Inc. (The)	6,675	830,170
Google, Inc. (Class A Stock)*	6,701	4,296,949
H&R Block, Inc.	47,900	788,913
Halliburton Co.	139,195	4,619,882
Hewlett-Packard Co.	27,200	648,176
Home Depot, Inc. (The)	61,800	3,109,158
Honeywell International, Inc.	25,700	1,568,985
Illinois Tool Works, Inc.	38,900	2,221,968

Ingersoll-Rand PLC(a)	25,850	1,068,897
International Business Machines Corp.	10,125	2,112,581
International Paper Co.	71,700	2,516,670
Johnson & Johnson	46,450	3,063,842
JPMorgan Chase & Co.	116,650	5,363,567
Kellogg Co.	27,200	1,458,736
KeyCorp	159,700	1,357,450
Kimberly-Clark Corp.	14,200	1,049,238
Kohl’s Corp.	47,250	2,363,918
Liberty Media Corp. - Liberty Starz, Ser. A (Class A Stock)*	4,700	414,305
Limited Brands, Inc.(a)	37,791	1,813,968
LinkedIn Corp. (Class A Stock)*(a)	9,757	995,116
Lockheed Martin Corp.(a)	9,550	858,163
Lowe’s Cos., Inc.	80,300	2,519,814
Madison Square Garden, Inc. (Class A Stock)*	13,100	448,020
Marsh & McLennan Cos., Inc.	88,800	2,911,752
McDonald’s Corp.	45,993	4,511,913
Mead Johnson Nutrition Co.	52,013	4,290,032
Merck & Co., Inc.	98,900	3,797,760
MetLife, Inc.	29,700	1,109,295
Microsoft Corp.	142,400	4,592,400
Monsanto Co.	62,625	4,994,970
Morgan Stanley	151,000	2,965,640
Murphy Oil Corp.	40,450	2,276,121
National Oilwell Varco, Inc.	56,711	4,506,823
Newfield Exploration Co.*	36,800	1,276,224
NIKE, Inc. (Class B Stock)	50,954	5,525,452
NiSource, Inc.	27,100	659,885
NRG Energy, Inc.*	80,600	1,263,002
Nucor Corp.	18,900	811,755
Occidental Petroleum Corp.	49,179	4,683,316
O’Reilly Automotive, Inc.*	31,316	2,860,717
PepsiCo, Inc.	25,300	1,678,655
Pfizer, Inc.	198,000	4,486,680
Praxair, Inc.	38,733	4,440,351
Precision Castparts Corp.	21,628	3,739,481
priceline.com, Inc.*	10,555	7,573,212
Procter & Gamble Co. (The)	28,600	1,922,206
QUALCOMM, Inc.	54,720	3,722,054
Raytheon Co.	28,000	1,477,840
Rockwell Automation, Inc.	20,547	1,637,596
Schlumberger Ltd.	9,750	681,818
SLM Corp.	90,000	1,418,400
Southwest Airlines Co.	279,800	2,305,552
Spectra Energy Corp.	86,800	2,738,540
Sprint Nextel Corp.*	272,300	776,055
St Joe Co. (The)*(a)	47,300	899,173
Starbucks Corp.	102,566	5,732,414
State Street Corp.	15,150	689,325
TE Connectivity Ltd.	34,500	1,267,875
Thermo Fisher Scientific, Inc.	30,200	1,702,676
Time Warner, Inc.(a)	92,500	3,491,875
Time Warner Cable, Inc.	37,400	3,048,100
TJX Cos., Inc.	216,836	8,610,557
U.S. Bancorp	244,919	7,759,034
Union Pacific Corp.	72,626	7,805,842
United States Steel Corp.(a)	14,700	431,739
United Technologies Corp.	7,850	651,079
Visa, Inc. (Class A Stock)	49,620	5,855,160
VMware, Inc. (Class A Stock)*	6,222	699,166
Vulcan Materials Co.	38,350	1,638,695
Wal-Mart Stores, Inc.	24,450	1,496,340
Wells Fargo & Co.	239,965	8,192,405
Western Union Co. (The)	102,700	1,807,520
Weyerhaeuser Co.	97,900	2,145,968
Wynn Resorts Ltd.	39,849	4,976,343

Yum! Brands, Inc.(a)	45,487	3,237,765
		303,404,805
TOTAL COMMON STOCKS (cost $530,448,645)		605,163,213

PREFERRED STOCK — 0.3%
United States
Wells Fargo & Co. (cost $1,510,954)	63,000	1,830,780
TOTAL LONG-TERM INVESTMENTS (cost $531,959,599)		606,993,993

SHORT-TERM INVESTMENTS — 6.6%
Affiliated Money Market Mutual Fund
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $40,852,093; includes $23,268,998 of cash collateral received for securities on loan)(b)(c)	40,852,093	40,852,093

	Principal Amount (000)
U.S. Government Obligation
U.S. Treasury Bill, 0.077%, 07/19/12 (cost $160,063)(d)(e)	$ 160	160,062
TOTAL SHORT-TERM INVESTMENTS (cost $41,012,156)		41,012,155

TOTAL INVESTMENTS — 103.6% (cost $572,971,755)		648,006,148
LIABILITIES IN EXCESS OF OTHER ASSETS(g) — (3.6)%		(22,217,050)

NET ASSETS — 100.0%		$625,789,098

The following abbreviations are used in portfolio descriptions:

ADR	American Depositary Receipt
CVA	Certificate Van Aandelen (Bearer)
EUR	Euro

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $22,774,710; cash collateral of $23,268,998 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(d)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(e)	Rate quoted represents yield-to-maturity as of purchase date.
(f)	Indicates a security or securities that have been deemed illiquid.
(g)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Open futures contracts outstanding at March 31, 2012:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2012	Unrealized Appreciation(1)
	Long Position:
20	S&P 500 E-MINI	Jun. 2012	$1,388,650	$1,403,200	$14,550

(1)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of March 31, 2012.

Forward currency contract outstanding at March 31, 2012:

Sale Contract	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Value at March 31, 2012	Unrealized Appreciation(2)
Euro expiring 6/19/12	Morgan Stanley	EUR	5,081	$6,806,000	$6,779,488	$26,512

(2)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of March 31, 2012.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally for securities actively traded on a regulated securities exchange and for open-end mutual funds which trade at daily net asset value.

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Australia	$10,361,723	$—	$—
Austria	1,635,674	—	—
Belgium	1,156,248	—	—
Brazil	2,073,864	—	—
Canada	8,354,991	—	—
Cayman Islands	1,778,557	—	—
China	14,654,911	—	—
Denmark	4,106,857	—	—
Finland	1,056,107	—	—
France	28,606,830	—	—
Germany	26,234,297	—	—
Greece	20,479	—	—
Hong Kong	12,073,747	—	—
Indonesia	1,763,342	—	—
Ireland	4,776,291	—	—
Israel	6,287,344	—	—
Italy	4,513,739	—	—
Japan	44,643,379	—	—
Liechtenstein	218,903	—	—
Luxembourg	367,756	—	—
Netherlands	10,979,912	—	—
New Zealand	513,563	—	—
Norway	4,715,989	—	—

Peru	2,513,280	—	—
Portugal	79,665	—	—
Singapore	301,935	—	—
South Korea	5,388,972	—	—
Spain	3,684,540	—	—
Sweden	4,383,219	—	—
Switzerland	25,568,424	—	—
United Kingdom	68,943,870	—	—
United States	303,404,805	—	—
Preferred Stock
United States	1,830,780	—	—
U.S. Government Obligation	—	160,062	—
Affiliated Money Market Mutual Fund	40,852,093	—	—
Other Financial Instruments*
Futures Contracts	14,550	—	—
Forward Foreign Currency Contract	—	26,512	—

Total	$647,860,636	$186,574	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2012 was as follows:

Commercial Banks	8.5%
Oil, Gas & Consumable Fuels	8.5
Affiliated Money Market Mutual Fund (including 3.7% of collateral received for securities on loan)	6.6
Pharmaceuticals	5.1
Chemicals	4.4
Specialty Retail	4.1
Hotels, Restaurants & Leisure	3.6
Insurance	3.6
Textiles, Apparel & Luxury Goods	3.0
Internet Software & Services	2.8
Computers & Peripherals	2.7
Software	2.7
IT Services	2.6
Machinery	2.6
Aerospace & Defense	2.4
Diversified Financial Services	2.3
Energy Equipment & Services	2.3
Diversified Telecommunication	2.1
Media	2.1
Capital Markets	1.9
Road & Rail	1.8
Food Products	1.7
Industrial Conglomerates	1.6
Food & Staples Retailing	1.5
Internet & Catalog Retail	1.5
Automobiles	1.3
Semiconductors & Semiconductor Equipment	1.3
Metals & Mining	1.2
Trading Companies & Distributors	1.2
Wireless Telecommunication Services	1.1
Biotechnology	1.0
Electric Utilities	1.0
Communications Equipment	0.9
Healthcare Equipment & Supplies	0.8
Multiline Retail	0.8
Airlines	0.7

Consumer Finance	0.7
Real Estate Management & Development	0.7
Distributors	0.6
Multi-Utilities	0.6
Paper & Forest Products	0.6
Personal Products	0.6
Tobacco	0.6
Commercial Services & Supplies	0.5
Household Products	0.5
Auto Components	0.4
Beverages	0.4
Electrical Equipment	0.4
Electronic Equipment & Instruments	0.4
Building Products	0.3
Construction & Engineering	0.3
Construction Materials	0.3
Household Durables	0.3
Independent Power Producers & Energy Traders	0.3
Leisure Equipment & Products	0.3
Life Sciences Tools & Services	0.3
Marine	0.3
Real Estate Investment Trusts	0.3
Transportation Infrastructure	0.3
Containers & Packaging	0.1
Diversified Consumer Services	0.1
Healthcare Providers & Services	0.1

103.6
Liabilities in excess of other assets	(3.6)

100.0%

Government Income Portfolio

Schedule of Investments

as of March 31, 2012 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 100.6%
Asset-Backed Securities — 1.2%
Citibank Credit Card Issuance Trust, Ser. 2007-A8, Class A8	5.650%	09/20/19	$ 1,500	$ 1,793,316
Small Business Administration Participation Certificates,
Ser. 1996-20J, Class 1	7.200%	10/01/16	1,059	1,140,303
Ser. 1997-20A, Class 1	7.150%	01/01/17	610	665,906
Ser. 1997-20G, Class 1	6.850%	07/01/17	333	364,108
Ser. 1998-20I, Class 1	6.000%	09/01/18	767	836,907

				4,800,540

Collateralized Mortgage Obligations — 1.8%
Federal Home Loan Mortgage Corp.,
Ser. 2002-2496, Class PM	5.500%	09/15/17	1,304	1,409,678
Ser. 2002-2501, Class MC	5.500%	09/15/17	447	480,539
Ser. 2002-2513, Class HC	5.000%	10/15/17	2,339	2,516,403
Ser. 2002-2518, Class PV	5.500%	06/15/19	656	660,148
Federal National Mortgage Association,
Ser. 2002-18, Class PC	5.500%	04/25/17	865	893,344
Ser. 2002-57, Class ND	5.500%	09/25/17	510	548,589
Merrill Lynch Mortgage Investors, Inc., Ser. 2003-E, Class A1(a)	0.862%	10/25/28	91	80,915
Structured Adjustable Rate Mortgage Loan Trust, Ser. 2004-1, Class 4A3(a)	2.722%	02/25/34	313	297,797

				6,887,413

Commercial Mortgage-Backed Securities — 13.9%
Banc of America Commercial Mortgage, Inc., Ser. 2007-1, Class A2	5.381%	01/15/49	478	477,920
Bear Stearns Commercial Mortgage Securities, Inc., Ser. 2005-PW10, Class A4(a)	5.405%	12/11/40	2,000	2,234,002
Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser. 2007-CD4, Class A3	5.293%	12/11/49	1,800	1,913,708
Commercial Mortgage Pass-Thru Certificates, Ser. 2006-C7, Class A4(a)	5.750%	06/10/46	2,000	2,256,276
Credit Suisse First Boston Mortgage Securities Corp., Ser. 2005-C2, Class A4	4.832%	04/15/37	2,700	2,876,161
CW Capital Cobalt Ltd., Ser. 2007-C3, Class A3(a)	5.816%	05/15/46	1,300	1,392,271
Federal Home Loan Mortgage Corp.,
Ser. 2009-K003, Class A5	5.085%	03/25/19	250	288,227
Ser. 2009-K004, Class A2	4.186%	08/25/19	3,600	3,971,725
Ser. 2010-K005, Class A2	4.317%	11/25/19	2,600	2,889,154
Ser. 2010-K007, Class A2	4.224%	03/25/20	3,600	3,994,391
Ser. 2010-K009, Class A2	3.808%	08/25/20	2,900	3,132,154
Ser. 2011-K010, Class A2	4.333%	10/25/20	3,600	4,012,862
Ser. 2011-K011, Class A2(a)	4.084%	11/25/20	3,600	3,947,238
Ser. 2011-K013, Class A2(a)	3.974%	01/25/21	3,525	3,839,113
Ser. 2012-K501, Class X1A, I/O(a)	1.758%	08/25/16	4,300	251,056
Greenwich Capital Commercial Funding Corp., Ser. 2007-GG9, Class A2	5.381%	03/10/39	1,810	1,832,761
GS Mortgage Securities Corp. II, Ser. 2007-GG10, Class A2(a)	5.778%	08/10/45	1,165	1,184,434
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2007-LD11, Class A3(a)	5.816%	06/15/49	1,000	1,065,407
Merrill Lynch Mortgage Trust, Ser. 2006-C1, Class A4(a)	5.660%	05/12/39	2,000	2,266,728
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2007-9, Class A2	5.590%	09/12/49	2,408	2,428,224
Morgan Stanley Capital I, Ser. 2006-IQ12, Class A4	5.332%	12/15/43	1,800	2,025,252
NCUA Gtd. Notes, Ser. 2010-C1, Class A2	2.900%	10/29/20	2,000	2,098,520
Wachovia Bank Commercial Mortgage Trust, Ser. 2006-C25, Class A4(a)	5.737%	05/15/43	2,000	2,256,888
Ser. 2006-C27, Class A3(a)	5.765%	07/15/45	2,000	2,254,982

				54,889,454

Corporate Bonds — 0.9%
Canada Government International Bond (Canada)(b)	0.875%	02/14/17	1,025	1,012,572
DEPFA ACS Bank (Ireland), Covered Notes, 144A	5.125%	03/16/37	1,520	1,091,614
Kreditanstalt Fuer Wiederaufbau (Germany), Gtd. Notes	2.375%	08/25/21	660	645,096
Toronto-Dominion Bank (The) (Canada), Covered Notes, 144A(b)	1.500%	03/13/17	500	494,672
UBS AG (Switzerland), Covered Notes, 144A	2.250%	03/30/17	480	478,829

				3,722,783

Mortgage-Backed Securities — 38.6%
Federal Home Loan Mortgage Corp.(a)	2.479%	05/01/34	710	742,511
Federal Home Loan Mortgage Corp.	3.000%	TBA 15 Year	1,500	1,546,641
Federal Home Loan Mortgage Corp.(c)	3.500%	TBA 30 Year	1,000	1,021,406
Federal Home Loan Mortgage Corp.	4.000%	06/01/26 - 12/01/40	3,845	4,052,216
Federal Home Loan Mortgage Corp.	4.500%	09/01/39	8,684	9,213,267
Federal Home Loan Mortgage Corp.	5.000%	06/01/33 - 05/01/34	4,553	4,942,749
Federal Home Loan Mortgage Corp.	5.500%	05/01/37 - 05/01/38	4,649	5,061,551
Federal Home Loan Mortgage Corp.	6.000%	TBA 30 Year	2,000	2,200,625
Federal Home Loan Mortgage Corp.	6.000%	09/01/34	251	281,042
Federal Home Loan Mortgage Corp.	6.500%	05/01/13 - 09/01/32	179	202,621
Federal Home Loan Mortgage Corp.	7.000%	09/01/12 - 10/01/32	39	44,751
Federal National Mortgage Association(a)	2.233%	07/01/33	2,203	2,284,233
Federal National Mortgage Association(a)	2.297%	04/01/34	253	265,386
Federal National Mortgage Association(a)	2.363%	06/01/34	587	613,551
Federal National Mortgage Association(a)	2.393%	08/01/33	1,248	1,315,341
Federal National Mortgage Association(a)	2.531%	04/01/34	513	546,382
Federal National Mortgage Association	3.000%	TBA 15 Year	1,500	1,548,750
Federal National Mortgage Association	3.000%	TBA 15 Year	9,000	9,316,406
Federal National Mortgage Association(c)	3.500%	TBA 15 Year	6,000	6,292,500
Federal National Mortgage Association	3.500%	TBA 30 Year	5,000	5,119,531
Federal National Mortgage Association	3.500%	06/01/39	921	947,009
Federal National Mortgage Association	4.000%	TBA 30 Year	13,500	14,124,375
Federal National Mortgage Association	4.500%	05/01/40	8,184	8,816,729
Federal National Mortgage Association	5.000%	07/01/18 - 05/01/36	8,305	8,999,179
Federal National Mortgage Association	5.500%	01/01/17 - 11/01/35	16,453	18,116,061
Federal National Mortgage Association(c)	6.000%	TBA 30 Year	1,500	1,652,578
Federal National Mortgage Association	6.000%	11/01/14 - 05/01/38	5,388	5,971,332
Federal National Mortgage Association	6.500%	01/01/15 - 10/01/37	3,051	3,459,506
Federal National Mortgage Association	7.000%	12/01/31 - 01/01/36	559	648,681
Federal National Mortgage Association	7.500%	06/01/12 - 07/01/12	1	1,270
Federal National Mortgage Association	8.000%	03/01/22 - 02/01/26	21	22,331
Federal National Mortgage Association	9.000%	02/01/25 - 04/01/25	91	105,515
Government National Mortgage Association	3.500%	TBA 30 Year	5,000	5,194,531
Government National Mortgage Association	4.000%	TBA 30 Year	500	536,406
Government National Mortgage Association	4.000%	TBA 30 Year	3,000	3,210,469
Government National Mortgage Association	4.500%	TBA 30 Year	14,500	15,771,016
Government National Mortgage Association(c)	5.000%	TBA 30 Year	2,000	2,204,375
Government National Mortgage Association	5.000%	07/15/33 - 04/15/34	1,865	2,067,319
Government National Mortgage Association	5.500%	03/15/34 - 03/15/36	1,564	1,755,609
Government National Mortgage Association	6.500%	07/15/32 - 08/15/32	413	481,824
Government National Mortgage Association	7.000%	03/15/23 - 08/15/28	963	1,111,085
Government National Mortgage Association	7.500%	12/15/25 - 02/15/26	179	209,613
Government National Mortgage Association	8.500%	09/15/24 - 04/15/25	250	300,910

				152,319,183

Municipal Bond — 0.2%
State of Utah, BABs, Ser. D	4.554%	07/01/24	630	724,154

U.S. Government Agency Obligations — 2.3%
Federal Home Loan Mortgage Corp.	1.250%	05/12/17	2,250	2,246,960
Federal Home Loan Mortgage Corp.(b)	5.125%	11/17/17	1,270	1,524,026
Financing Corp. FICO, Ser. 1P(d)	1.990%	05/11/18	4,000	3,546,324
Tennessee Valley Authority	5.250%	09/15/39	870	1,043,134
Tennessee Valley Authority	5.500%	06/15/38	465	572,956

				8,933,400

U.S. Treasury Securities — 41.7%
U.S. Treasury Bonds	3.125%	11/15/41	2,795	2,681,017
U.S. Treasury Bonds	3.750%	08/15/41	4,250	4,594,649
U.S. Treasury Bonds	4.375%	05/15/40	2,120	2,547,644
U.S. Treasury Bonds	4.375%	05/15/41	1,360	1,634,976
U.S. Treasury Bonds(f)	4.750%	02/15/41	2,275	2,899,558

U.S. Treasury Bonds	6.250%	08/15/23	2,510	3,476,350
U.S. Treasury Bonds	6.500%	11/15/26	860	1,245,657
U.S. Treasury Notes(b)	0.250%	02/28/14	2,875	2,870,733
U.S. Treasury Notes	0.250%	03/31/14	1,925	1,921,691
U.S. Treasury Notes	1.000%	03/31/17	625	623,682
U.S. Treasury Notes	1.500%	03/31/19	21,355	21,193,172
U.S. Treasury Notes	2.000%	02/15/22	470	460,967
U.S. Treasury Notes	3.000%	09/30/16	2,680	2,923,084
U.S. Treasury Notes	3.125%	10/31/16	935	1,025,651
U.S. Treasury Notes	3.250%	06/30/16	13,400	14,727,431
U.S. Treasury Notes	3.250%	05/31/16	5,725	6,288,558
U.S. Treasury Notes	4.250%	08/15/15	20,275	22,717,509
U.S. Treasury Notes	4.500%	11/15/15	1,935	2,198,040
U.S. Treasury Notes	4.500%	02/15/16	13,620	15,565,099
U.S. Treasury Notes	4.625%	11/15/16	4,240	4,939,600
U.S. Treasury Strip Principal(d)	3.940%	08/15/27	3,375	2,091,268
U.S. Treasury Strips Coupon(b)(e)	0.620%	05/15/15	12,430	12,193,594
U.S. Treasury Strips Coupon(e)	2.830%	05/15/24	12,105	8,608,955
U.S. Treasury Strips Coupon(e)	2.870%	08/15/24	10,095	7,094,473
U.S. Treasury Strips Coupon(e)	2.940%	02/15/25	925	634,028
U.S. Treasury Strips Coupon(e)	3.230%	02/15/24	6,500	4,678,018
U.S. Treasury Strips Coupon(e)	3.580%	05/15/25	5,815	3,938,814
U.S. Treasury Strips Coupon(e)	4.040%	05/15/27	5,240	3,233,536
U.S. Treasury Strips Coupon(e)	4.140%	11/15/27	3,700	2,234,489
U.S. Treasury Strips Coupon(b)(e)	4.400%	08/15/29	3,700	2,084,661
U.S. Treasury Strips Coupon(e)	5.030%	08/15/33	2,725	1,303,016

				164,629,920

TOTAL LONG-TERM INVESTMENTS (cost $382,550,115)				396,906,847

SHORT-TERM INVESTMENTS — 25.6%

			Shares
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund (cost $53,348,567)(g)			5,408,452	48,405,641
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $52,709,937; includes $13,796,317 of cash collateral received for securities on loan)(g)(h)			52,709,937	52,709,937

TOTAL AFFILIATED MUTUAL FUNDS (cost $106,058,504)				101,115,578

TOTAL INVESTMENTS, BEFORE SECURITY SOLD SHORT — 126.2% (cost $488,608,619)				498,022,425

			Principal Amount (000)#
SECURITY SOLD SHORT — (0.1)%
Mortgage-Backed Security
Federal National Mortgage Association (proceeds $538,633)	5.000%	TBA 30 Year	$ (500)	(539,663)

TOTAL INVESTMENTS, NET OF SECURITY SOLD SHORT — 126.1% (cost $488,069,986)				497,482,762
LIABILITIES IN EXCESS OF OTHER ASSETS(i) (26.1)%				(102,900,078)

NET ASSETS — 100.0%				$394,582,684

The following abbreviations are used in portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
BABs	Build America Bonds
FICO	Financing Corp.
I/O	Interest Only
TBA	To Be Announced

#	Principal amount shown in U.S. dollars unless otherwise stated.
(a)	Indicated variable rate security. The interest rate shown reflects the rate in effect at March 31, 2012.
(b)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $13,491,714; cash collateral of $13,796,317 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(c)	All or partial principal amount totaling $10,500,000 represents to-be-announced (“TBA”) securities acquired under mortgage dollar roll agreement.
(d)	Represents zero coupon bond. Rate shown reflects the effective yield at March 31, 2012.
(e)	Rate shown reflects the effective yield at March 31, 2012.
(f)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(g)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 —Prudential Core Taxable Money Market Fund and the Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund.
(h)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(i)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts out standing at March 31, 2012:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2012	Unrealized Appreciation/ (Depreciation)(1)
	Long Positions:
110	2 Year U.S. Treasury Notes	Jun. 2012	$24,213,885	$24,215,468	$1,583
28	10 Year U.S. Treasury Notes	Jun. 2012	3,628,034	3,625,562	(2,472)

					(889)

	Short Positions:
22	5 Year U.S. Treasury Notes	Jun. 2012	2,694,403	2,695,859	(1,456)
162	U.S. Long Bond	Jun. 2012	23,002,488	22,315,500	686,988
23	U.S. Ultra Bond	Jun. 2012	3,510,128	3,472,281	37,847

					723,379

					$722,490

(1)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2012.

Interest rate swap agreements out standing at March 31, 2012:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)(3)	Counterparty
Over-the-counter swap agreements:
$880	09/14/16	1.206%	3 month LIBOR(2)	$ (3,322)	$—	$(3,322)	Deutsche Bank AG
2,140	01/09/17	1.237%	3 month LIBOR(2)	(5,510)	—	(5,510)	Barclays Bank PLC
6,850	11/15/18	1.531%	3 month LIBOR(2)	68,370	—	68,370	Citibank, NA
6,700	11/15/18	1.712%	3 month LIBOR(2)	(10,133)	—	(10,133)	Citibank, NA
6,700	11/15/18	1.700%	3 month LIBOR(2)	(5,127)	—	(5,127)	Morgan Stanley Capital Services, Inc.
4,700	02/15/19	1.656%	3 month LIBOR(2)	42,120	—	42,120	Citibank, NA
4,550	07/20/21	3.035%	3 month LIBOR(1)	357,268	—	357,268	Citibank, NA
4,560	11/23/21	2.148%	3 month LIBOR(2)	2,211	—	2,211	Citibank, NA
2,290	01/27/22	2.071%	3 month LIBOR(2)	32,386	—	32,386	Citibank, NA
1,130	01/30/22	2.082%	3 month LIBOR(2)	15,292	—	15,292	Citibank, NA
2,410	02/07/22	2.056%	3 month LIBOR(2)	39,645	—	39,645	Citibank, NA
2,705	02/10/22	2.097%	3 month LIBOR(2)	34,928	—	34,928	Morgan Stanley Capital Services, Inc.

				$ 568,128	$—	$568,128

#	Notional amount is shown in U.S. dollars unless otherwise stated.

LIBOR     London Interbank Offered Rate

(1)	Portfolio pays the floating rate and receives the fixed rate.
(2)	Portfolio pays the fixed rate and receives the floating rate.
(3)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2012.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally for securities actively traded on a regulated securities exchange and for open-end mutual funds which are traded at daily net asset value.

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities	$—	$4,800,540	$—
Collateralized Mortgage Obligations	—	6,887,413	—
Commercial Mortgage-Backed Securities	—	54,638,398	251,056
Corporate Bonds	—	3,722,783	—
Mortgage-Backed Securities	—	152,319,183	—
Municipal Bond	—	724,154	—
U.S. Government Agency Obligations	—	8,933,400	—
U.S. Treasury Securities	—	164,629,920	—
Affiliated Mutual Funds	101,115,578	—	—
Security Sold Short	—	(539,663)	—
Other Financial Instruments*
Futures Contracts	722,490	—	—
Interest Rate Swaps	—	568,128	—

Total	$101,838,068	$396,684,256	$251,056

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

High Yield Bond Portfolio

Schedule of Investments

as of March 31, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 92.7%
ASSET-BACKED SECURITIES — 0.1%
Non-Residential Mortgage-Backed Security
Primus CLO Ltd. (Cayman Islands), Ser. 2007-2A, Class A, 144A(a)	Aa1	0.800%	07/15/21	$ 478	$ 444,696

Residential Mortgage-Backed Securities — 0.1%
Argent Securities, Inc., Ser. 2003-W8, Class M1(a)	B2	1.292%	12/25/33	134	100,991
Credit-Based Asset Servicing and Securitization LLC, Ser. 2007-CB1, Class AF2	Ca	5.514%	01/25/37	581	210,855
Morgan Stanley ABS Capital I, Ser. 2007-HE6, Class A2(a)	Ca	0.382%	05/25/37	100	34,298
Morgan Stanley Mortgage Loan Trust, Ser. 2006-12XS, Class A6A	Caa3	5.726%	10/25/36	429	231,406
Structured Asset Securities Corp., Ser. 2005-9XS, Class 2A1(a)	Caa2	0.542%	06/25/35	380	254,785

					832,335

TOTAL ASSET-BACKED SECURITIES (cost $1,380,760)					1,277,031

BANK LOANS — 2.8%
Automotive — 0.2%
Chrysler Group LLC(a)	Ba2	6.000%	05/24/17	4,652	4,721,904

Consumer — 0.3%
Realogy Corp.(a)	Caa2	13.500%	10/15/17	4,700	4,822,534
Visant Corp.(a)	Ba3	5.250%	12/22/16	2,271	2,202,591

					7,025,125

Electric — 0.3%
Texas Competitive Electric Holdings Co. LLC(a)	B2	3.746%	10/10/14	4,187	2,555,871
Texas Competitive Electric Holdings Co. LLC(a)	B2	4.743%	10/10/17	7,221	4,003,080

					6,558,951

Gaming — 0.2%
CCM Merger, Inc.(a)	B3	7.000%	03/01/17	5,115	5,123,845

Healthcare & Pharmaceutical
Alliance HealthCare Services, Inc.(a)	Ba3	7.250%	06/01/16	894	822,141

Pipelines & Other — 0.2%
Energy Transfer Equity LP(a)	Ba2	3.750%	03/23/17	5,855	5,741,559

Technology — 1.6%
Blackboard, Inc.(a)	B1	7.500%	10/04/18	9,401	9,342,679
First Data Corp.(a)	B1	5.242%	03/24/17	4,341	4,177,792
First Data Corp.(a)	B1	4.242%	03/26/18	12,432	11,318,899
Freescale Semiconductor, Inc.(a)	B1	6.000%	02/28/19	5,000	4,976,250
Interactive Data Corp.(a)	Ba3	4.500%	02/11/18	3,942	3,938,941
NXP BV(a)	B3	5.500%	03/03/17	1,990	1,978,392
Sensata Technologies, Inc.(a)	Ba3	4.000%	05/12/18	487	485,697

					36,218,650

TOTAL BANK LOANS (cost $67,819,710)					66,212,175

COLLATERALIZED MORTGAGE OBLIGATIONS — 0.1%
Adjustable Rate Mortgage Trust, Ser. 2005-7, Class 1A1(a)	Ca	2.761%	10/25/35	116	84,492
American Home Mortgage Assets LLC, Ser. 2006-4, Class 1A12(a)	Ca	0.452%	10/25/46	53	26,960
American Home Mortgage Assets LLC, Ser. 2006-5, Class A1(a)	Caa3	1.079%	11/25/46	425	198,427
American Home Mortgage Assets LLC, Ser. 2007-3, Class 22A1	Ca	6.250%	06/25/37	169	77,003
American Home Mortgage Investment Trust, Ser. 2005-2, Class 4A1(a)	Ba3	2.240%	09/25/45	30	23,196
Banc of America Alternative Loan Trust, Ser. 2005-4, Class CB6(a)	Caa1	0.642%	05/25/35	76	53,119
Banc of America Funding Corp., Ser. 2006-B, Class 2A1(a)	Caa2	2.981%	03/20/36	196	138,958
Bear Stearns Adjustable Rate Mortgage Trust, Ser. 2005- 10, Class A2(a)	CCC(b)	2.689%	10/25/35	500	486,921
Bear Stearns Adjustable Rate Mortgage Trust, Ser. 2007- 3, Class 1A1(a)	CCC(b)	3.964%	05/25/47	60	40,667
Citigroup Mortgage Loan Trust, Inc., Ser. 2007-10, Class 22AA(a)(g)	D(b)	5.509%	09/25/37	115	71,698
Countrywide Alternative Loan Trust, Ser. 2006-OA11, Class A1B(a)	Ca	0.432%	09/25/46	65	36,197
Countrywide Alternative Loan Trust, Ser. 2005-43, Class 4A3(a)(g)	D(b)	5.301%	10/25/35	46	30,310
Countrywide Alternative Loan Trust, Ser. 2005-62, Class 2A1(a)	Caa3	1.159%	12/25/35	103	60,700

Countrywide Alternative Loan Trust, Ser. 2006-HY13, Class 4A1(a)(g)	D(b)	2.926%	02/25/37	53	34,203
Countrywide Alternative Loan Trust, Ser. 2006-OA1, Class 2A1(a)	Ca	0.452%	03/20/46	46	24,335
Countrywide Alternative Loan Trust, Ser. 2006-OA9, Class 2A1A(a)	Ca	0.452%	07/20/46	54	22,170
Countrywide Home Loan Mortgage Pass-Through Trust, Ser. 2005-2, Class 2A1(a)	Caa2	0.562%	03/25/35	138	85,292
Downey Savings & Loan Association Mortgage Loan Trust, Ser. 2005-AR1, Class 2A1A(a)	Caa1	0.492%	03/19/45	17	11,279
First Horizon Alternative Mortgage Securities, Ser. 2006-FA2, Class 1A5	Caa3	6.000%	05/25/36	100	68,710
Harborview Mortgage Loan Trust, Ser. 2006-1, Class 2A1A(a)	Caa3	0.482%	03/19/36	419	231,333
Harborview Mortgage Loan Trust, Ser. 2006-5, Class 2A1A(a)	Caa3	0.422%	07/19/46	58	33,581
Harborview Mortgage Loan Trust, Ser. 2006-7, Class 2A1B(a)	C	0.492%	09/19/46	321	47,410
IndyMac Index Mortgage Loan Trust, Ser. 2005-AR13, Class 4A1(a)	Caa3	2.501%	08/25/35	96	69,825
IndyMac Index Mortgage Loan Trust, Ser. 2006-AR12, Class A1(a)	Caa2	0.432%	09/25/46	45	27,151
JPMorgan Mortgage Trust, Ser. 2007-S3, Class 1A96	CC(b)	6.000%	08/25/37	54	44,942
JPMorgan Mortgage Trust, Ser. 2007-S3, Class 1A97	CCC(b)	6.000%	08/25/37	108	89,065
MASTR Adjustable Rate Mortgages Trust, Ser. 2006-OA1, Class 1A1(a)	Caa2	0.452%	04/25/46	32	17,504
Residential Accredit Loans, Inc., Ser. 2006-QA2, Class 3A1(a)	Ca	5.500%	02/25/36	303	174,066
Residential Accredit Loans, Inc., Ser. 2007-QS4, Class 2A1(a)	Ca	0.572%	03/25/37	211	62,524
Residential Asset Securitization Trust, Ser. 2007-A5, Class 2A3	Caa2	6.000%	05/25/37	98	74,126
Structured Asset Mortgage Investments, Inc., Ser. 2006-AR6, Class 2A1(a)	Caa3	0.432%	07/25/46	60	34,015
SunTrust Alternative Loan Trust, Ser. 2006-1F, Class 3A(a)	Ca	0.592%	04/25/36	151	47,195
WaMu Mortgage Pass-Through Certificates, Ser. 2007-HY1, Class 4A1(a)	CCC(b)	2.634%	02/25/37	58	41,338
WaMu Mortgage Pass-Through Certificates, Ser. 2007-HY1, Class 2A3(a)	CCC(b)	5.276%	02/25/37	51	37,023
WaMu Mortgage Pass-Through Certificates, Ser. 2007-OA3, Class 2A1A(a)	CCC(b)	0.919%	04/25/47	59	41,453

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (cost $2,854,472)					2,647,188

CORPORATE BONDS — 89.6%
Aerospace & Defense — 2.3%
Alliant Techsystems, Inc., Gtd. Notes	Ba3	6.875%	09/15/20	2,375	2,535,313
BE Aerospace, Inc., Sr. Unsec’d. Notes	Ba2	8.500%	07/01/18	10,650	11,768,250
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A(c)	Ba2	5.750%	03/15/22	5,050	4,911,125
Colt Defense LLC/Colt Finance Corp., Gtd. Notes(c)(d)	Caa1	8.750%	11/15/17	4,325	2,908,562
Esterline Technologies Corp., Gtd. Notes	Ba2	6.625%	03/01/17	750	776,250
Esterline Technologies Corp., Gtd. Notes	Ba2	7.000%	08/01/20	5,400	5,967,000
Moog, Inc., Sr. Sub. Notes	Ba3	6.250%	01/15/15	2,500	2,531,250
Moog, Inc., Sr. Sub. Notes	Ba3	7.250%	06/15/18	4,525	4,853,063
Sterling Merger, Inc., Gtd. Notes, 144A(c)	Caa1	11.000%	10/01/19	2,550	2,690,250
TransDigm, Inc., Gtd. Notes(c)	B3	7.750%	12/15/18	12,625	13,666,562

					52,607,625

Automotive — 1.7%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Gtd. Notes, 144A	B2	8.250%	01/15/19	2,925	3,049,313
Chrysler Group LLC, Inc., Sec’d. Notes(c)	B2	8.250%	06/15/21	3,350	3,383,500
Dana Holding Corp., Sr. Unsec’d. Notes(c)	B2	6.500%	02/15/19	2,600	2,756,000
Dana Holding Corp., Sr. Unsec’d. Notes	B2	6.750%	02/15/21	625	665,625
Delphi Corp., Gtd. Notes, 144A(c)	Ba2	5.875%	05/15/19	1,500	1,582,500
Delphi Corp., Gtd. Notes, 144A(c)	Ba2	6.125%	05/15/21	200	213,000
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Ba1	7.000%	04/15/15	2,950	3,222,459
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Ba1	8.000%	12/15/16	1,300	1,507,225
Lear Corp., Gtd. Notes	Ba2	7.875%	03/15/18	5,075	5,531,750
Lear Corp., Gtd. Notes(c)	Ba2	8.125%	03/15/20	2,075	2,313,625
Navistar International Corp., Gtd. Notes(c)	B1	8.250%	11/01/21	5,891	6,421,190
Schaeffler Finance BV (Netherlands), Sr. Sec’d. Notes, 144A(c)	B1	7.750%	02/15/17	3,800	4,018,500
Schaeffler Finance BV (Netherlands), Sr. Sec’d. Notes, 144A	B1	8.500%	02/15/19	3,725	3,976,437
TRW Automotive, Inc., Gtd. Notes, 144A	Ba2	8.875%	12/01/17	2,025	2,237,625

					40,878,749

Banking — 0.6%
Bank of America Corp., Jr. Sub. Notes, Ser. K(a)(c)	Ba3	8.000%	12/29/49	8,845	9,070,017
BankAmerica Capital II, Ltd. Gtd. Notes, Ser. 2	Ba1	8.000%	12/15/26	1,000	1,010,000
HBOS PLC (United Kingdom), Sub. Notes, Ser. G, 144A, MTN	Baa3	6.750%	05/21/18	400	375,431
MBNA Capital A, Ltd. Gtd. Notes, Ser. A	Ba1	8.278%	12/01/26	2,750	2,777,500
Merrill Lynch & Co., Inc., Sub. Notes	Baa2	7.750%	05/14/38	1,090	1,189,653

					14,422,601

Building Materials & Construction — 1.0%
Building Materials Corp. of America, Sr. Notes, 144A (original cost $1,488,750; purchased 09/27/10)(c)(d)(f)	Ba3	6.875%	08/15/18	1,500	1,576,875
Building Materials Corp. of America, Sr. Sec’d. Notes, 144A (original cost $5,975,750; purchased 02/02/10- 04/27/11)(d)(f)	Ba1	7.000%	02/15/20	5,825	6,189,062
D.R. Horton, Inc., Gtd. Notes	Ba2	6.500%	04/15/16	900	985,500
K Hovnanian Enterprises, Inc., Gtd. Notes	Caa3	11.875%	10/15/15	4,575	3,213,937
Masco Corp., Sr. Unsec’d. Notes	Ba2	5.950%	03/15/22	1,675	1,678,898
Standard Pacific Corp., Gtd. Notes(c)	B3	8.375%	05/15/18	925	983,969
Standard Pacific Corp., Gtd. Notes(c)	B3	8.375%	01/15/21	525	551,250
Standard Pacific Corp., Gtd. Notes(c)	B3	10.750%	09/15/16	3,875	4,456,250
Taylor Morrison Communities, Inc./Monarch Communities, Inc., Sr. Notes, 144A	B2	7.750%	04/15/20	3,750	3,750,000

					23,385,741

Cable — 5.0%
AT&T Broadband LLC, Gtd. Notes	Baa1	8.375%	03/15/13	100(e)	107
Bresnan Broadband Holdings LLC, Gtd. Notes, 144A(c)	B3	8.000%	12/15/18	1,625	1,673,750
Cablevision Systems Corp., Sr. Unsec’d. Notes(c)	B1	7.750%	04/15/18	1,975	2,063,875
Cablevision Systems Corp., Sr. Unsec’d. Notes(c)	B1	8.625%	09/15/17	9,525	10,370,344
CCH II LLC/CCH II Capital Corp., Gtd. Notes	B2	13.500%	11/30/16	1,519	1,731,458
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes(c)	B1	7.875%	04/30/18	1,350	1,458,000
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes	B1	8.125%	04/30/20	1,600	1,776,000
Cequel Communications Holdings I LLC and Cequel Capital Corp., Sr. Unsec’d. Notes, 144A	B3	8.625%	11/15/17	9,975	10,710,656
CSC Holdings LLC, Sr. Unsec’d. Notes, 144A(c)	Ba3	6.750%	11/15/21	6,575	6,846,219
CSC Holdings LLC, Sr. Unsec’d. Notes(c)	Ba3	7.625%	07/15/18	1,850	2,062,750
CSC Holdings LLC, Sr. Unsec’d. Notes(c)	Ba3	7.875%	02/15/18	850	949,875
CSC Holdings LLC, Sr. Unsec’d. Notes	Ba3	8.500%	04/15/14	3,500	3,893,750
CSC Holdings LLC, Sr. Unsec’d. Notes	Ba3	8.625%	02/15/19	1,105	1,270,750
DISH DBS Corp., Gtd. Notes(c)	Ba2	6.750%	06/01/21	825	888,937
Echostar DBS Corp., Gtd. Notes	Ba2	6.625%	10/01/14	4,925	5,368,250
Echostar DBS Corp., Gtd. Notes	Ba2	7.000%	10/01/13	7,075	7,552,563
Nara Cable Funding Ltd. (Ireland), Sr. Sec’d. Notes, 144A(c)	B1	8.875%	12/01/18	6,975	6,626,250
ONO Finance II PLC (Ireland), Gtd. Notes, 144A(c)	Caa1	10.875%	07/15/19	1,625	1,478,750
Quebecor Media, Inc. (Canada), Sr. Unsec’d. Notes	B1	7.750%	03/15/16	1,550	1,590,687
UPC Holding BV (Netherlands), Sec’d. Notes, 144A	B2	9.875%	04/15/18	16,600	18,343,000
UPCB Finance V Ltd. (Cayman Islands), Sr. Sec’d. Notes, 144A(c)	Ba3	7.250%	11/15/21	2,450	2,590,875
UPCB Finance VI Ltd. (Cayman Islands), Sr. Sec’d. Notes, 144A(c)	Ba3	6.875%	01/15/22	5,325	5,498,063
Videotron Ltee (Canada), Gtd. Notes, 144A	Ba1	5.000%	07/15/22	5,925	5,865,750
Videotron Ltee (Canada), Gtd. Notes(c)	Ba1	6.375%	12/15/15	3,450	3,531,938
Videotron Ltee (Canada), Gtd. Notes	Ba1	9.125%	04/15/18	9,200	10,166,000
Virgin Media Finance PLC (United Kingdom), Gtd. Notes, Ser. 1	Ba2	9.500%	08/15/16	2,276	2,566,190

					116,874,787

Capital Goods — 6.9%
Actuant Corp., Gtd. Notes	Ba2	6.875%	06/15/17	4,845	5,026,688
Aguila 3 SA (Luxembourg), Sr. Sec’d. Notes, 144A	B2	7.875%	01/31/18	1,250	1,306,250
Altra Holdings, Inc., Sec’d. Notes	Ba3	8.125%	12/01/16	3,800	4,085,000
Amsted Industries, Inc., Sr. Notes, 144A (original cost $4,517,240; purchased 03/12/10)(c)(d)(f)	B1	8.125%	03/15/18	4,550	4,868,500
Ashtead Capital, Inc., Sec’d. Notes, 144A	B2	9.000%	08/15/16	10,664	11,130,550
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Gtd. Notes(c)	B2	8.250%	01/15/19	1,125	1,172,812
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Gtd. Notes	B2	9.750%	03/15/20	3,850	4,206,125
Case New Holland, Inc., Gtd. Notes(c)	Ba2	7.875%	12/01/17	4,150	4,824,375
Clean Harbors, Inc., Sr. Sec’d. Notes	Ba2	7.625%	08/15/16	5,950	6,262,375
Dycom Investments, Inc., Gtd. Notes	Ba3	7.125%	01/15/21	3,000	3,060,000
Griffon Corp., Gtd. Notes	B1	7.125%	04/01/18	5,275	5,453,031
Hertz Corp. (The), Gtd. Notes	B2	7.500%	10/15/18	2,825	2,998,031
Interline Brands, Inc., Gtd. Notes(c)	B2	7.000%	11/15/18	8,270	8,724,850
Park-Ohio Industries, Inc., Gtd. Notes	B3	8.125%	04/01/21	3,175	3,270,250
RBS Global, Inc./Rexnord LLC, Gtd. Notes(c)	Caa1	8.500%	05/01/18	8,800	9,438,000
RBS Global, Inc./Rexnord LLC, Gtd. Notes(c)	Caa2	11.750%	08/01/16	1,100	1,166,000
Rexel SA (France), Gtd. Notes, 144A	Ba2	6.125%	12/15/19	2,650	2,683,125
RSC Equipment Rental, Inc./RSC Holdings III LLC, Gtd. Notes	Caa1	10.250%	11/15/19	2,425	2,716,000
RSC Equipment Rental, Inc./RSC Holdings III LLC, Sr. Sec’d. Notes, 144A	B1	10.000%	07/15/17	3,987	4,624,920
RSC Equipment Rental, Inc./RSC Holdings III LLC, Sr. Unsec’d. Notes	Caa1	8.250%	02/01/21	3,600	3,834,000
RSC Equipment Rental, Inc./RSC Holdings III LLC, Sr. Unsec’d. Notes	Caa1	9.500%	12/01/14	1,796	1,845,390
SPX Corp., Gtd. Notes(c)	Ba2	6.875%	09/01/17	4,925	5,392,875
SPX Corp., Sr. Unsec’d. Notes(c)	Ba2	7.625%	12/15/14	10,280	11,410,800
Stena AB (Sweden), Sr. Unsec’d. Notes	Ba3	7.000%	12/01/16	250	236,250
Terex Corp., Gtd. Notes	B2	6.500%	04/01/20	2,175	2,191,313

Terex Corp., Sr. Sub. Notes(c)	Caa1	8.000%	11/15/17	8,655	8,957,925
Trimas Corp., Sec’d. Notes	B2	9.750%	12/15/17	5,375	5,939,375
United Rentals North America, Inc., Gtd. Notes(c)	Caa1	8.375%	09/15/20	3,725	3,855,375
United Rentals North America, Inc., Gtd. Notes	B3	10.875%	06/15/16	5,950	6,738,375
UR Financing Escrow Corp., Sr. Unsec’d. Notes, 144A(c)	B3	7.375%	05/15/20	2,625	2,684,063
UR Financing Escrow Corp., Sr. Unsec’d. Notes, 144A(c)	B3	7.625%	04/15/22	7,050	7,243,875
WireCo WorldGroup, Inc., Gtd. Notes	B2	9.500%	05/15/17	12,975	13,396,687

					160,743,185

Chemicals — 4.3%
CF Industries, Inc., Gtd. Notes(c)	Ba1	6.875%	05/01/18	3,925	4,528,469
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, Sec’d. Notes(c)	Caa1	9.000%	11/15/20	14,850	13,810,500
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, Sr. Sec’d. Notes(c)	B3	8.875%	02/01/18	400	414,000
Huntsman International LLC, Gtd. Notes(c)	B1	5.500%	06/30/16	2,175	2,172,281
Huntsman International LLC, Gtd. Notes(c)	B2	8.625%	03/15/21	1,000	1,122,500
Kinove German Bondco GmbH (Germany), Sr. Sec’d. Notes, 144A	B2	9.625%	06/15/18	4,950	5,148,000
Koppers, Inc., Gtd. Notes	B1	7.875%	12/01/19	5,075	5,417,563
Lyondell Chemical Co., Gtd. Notes	Ba2	11.000%	05/01/18	9,084	10,037,916
LyondellBasell Industries NV (Netherlands), Gtd. Notes, 144A(c)	Ba2	6.000%	11/15/21	1,225	1,286,250
LyondellBasell Industries NV (Netherlands), Sr. Notes, 144A	Ba2	5.000%	04/15/19	6,200	6,200,000
LyondellBasell Industries NV (Netherlands), Sr. Notes, 144A	Ba2	5.750%	04/15/24	3,800	3,790,500
Momentive Performance Materials, Inc., Sec’d. Notes(c)	Caa1	9.000%	01/15/21	3,719	3,254,125
Nexeo Solutions LLC/Nexeo Solutions Finance Corp., Gtd. Notes, 144A (original cost $8,761,188; purchased 02/23/11- 01/05/12)(d)(f)	B3	8.375%	03/01/18	8,710	8,622,900
Nova Chemicals Corp. (Canada), Sr. Unsec’d. Notes	Ba2	8.375%	11/01/16	8,756	9,719,160
Rhodia SA (France), Sr. Unsec’d. Notes, 144A	Baa2	6.875%	09/15/20	5,720	6,292,000
Solutia, Inc., Gtd. Notes(c)	B1	7.875%	03/15/20	4,825	5,657,312
Solutia, Inc., Gtd. Notes	B1	8.750%	11/01/17	1,150	1,303,813
Taminco Global Chemical Corp., Sec’d. Notes, 144A(c)	Caa1	9.750%	03/31/20	5,350	5,564,000
TPC Group LLC, Sr. Sec’d. Notes	B1	8.250%	10/01/17	5,150	5,394,625

					99,735,914

Consumer — 2.0%
American Achievement Corp., Sec’d. Notes, 144A (original cost $3,617,500; purchased 10/21/10- 04/06/11)(d)(f)	B3	10.875%	04/15/16	3,625	2,628,125
Goodman Networks, Inc., Sr. Sec’d. Notes, 144A	B2	12.125%	07/01/18	3,325	3,341,625
Phillips-Van Heusen Corp., Sr. Unsec’d. Notes	Ba3	7.375%	05/15/20	2,108	2,324,070
Realogy Corp., Gtd. Notes	CC(b)	13.375%	04/15/18	900	729,000
Scotts Miracle-Gro Co. (The), Gtd. Notes	B1	7.250%	01/15/18	2,600	2,801,500
Sealy Mattress Co., Sr. Sec’d. Notes, 144A	Ba3	10.875%	04/15/16	4,738	5,140,777
Service Corp. International, Sr. Unsec’d. Notes(c)	Ba3	7.000%	06/15/17	4,143	4,629,803
Service Corp. International, Sr. Unsec’d. Notes	Ba3	7.000%	05/15/19	3,125	3,382,813
Spectrum Brands Holdings, Inc., Sr. Sec’d. Notes(c)	B1	9.500%	06/15/18	1,500	1,691,250
Stewart Enterprises, Inc., Gtd. Notes	B1	6.500%	04/15/19	5,690	5,931,825
Visant Corp., Gtd. Notes(c)	Caa1	10.000%	10/01/17	13,919	12,996,866

					45,597,654

Electric — 3.3%
AES Corp. (The), Sr. Unsec’d. Notes, 144A(c)	Ba3	7.375%	07/01/21	4,075	4,502,875
AES Corp. (The), Sr. Unsec’d. Notes	Ba3	7.750%	10/15/15	9,265	10,330,475
AES Corp. (The), Sr. Unsec’d. Notes	Ba3	8.000%	10/15/17	550	619,437
AES Corp. (The), Sr. Unsec’d. Notes(c)	Ba3	8.000%	06/01/20	1,800	2,065,500
AES Eastern Energy LP, Pass-thru Certs., Ser. 99-A (original cost $2,304,397; purchased 12/17/02- 06/29/10)(d)(f)(g)	D(b)	9.000%	01/02/17	2,384	715,231
AES Red Oak LLC, Sr. Sec’d. Notes, Ser. A (original cost $1,446,711; purchased 10/31/03- 03/03/09)(d)(f)	B2	8.540%	11/30/19	1,471	1,559,124
Calpine Corp., Sr. Sec’d. Notes, 144A(c)	B1	7.250%	10/15/17	1,700	1,802,000
Calpine Corp., Sr. Sec’d. Notes, 144A(c)	B1	7.500%	02/15/21	14,225	15,185,187
Covanta Holding Corp., Sr. Unsec’d. Notes	Ba3	6.375%	10/01/22	2,450	2,489,166
Covanta Holding Corp., Sr. Unsec’d. Notes	Ba3	7.250%	12/01/20	3,055	3,286,749
Energy Future Holdings Corp., Sr. Sec’d. Notes	Caa3	9.750%	10/15/19	425	436,688
Mirant Corp., Sr. Notes, 144A(d)	NR	7.400%	07/15/49	1,825	1,825
Mirant Mid Atlantic Pass Through Trust A, Pass-thru Certs., Ser. A	Ba1	8.625%	06/30/12	43	43,440
Mirant Mid Atlantic Pass Through Trust B, Pass-thru Certs., Ser. B	Ba1	9.125%	06/30/17	9,479	9,668,271
North American Energy Alliance LLC/North American Energy Alliance Finance Corp., Sec’d. Notes (original cost $953,933; purchased 09/30/09)(d)(f)	Ba3	10.875%	06/01/16	976	1,076,040
NRG Energy, Inc., Gtd. Notes(c)	B1	7.375%	01/15/17	925	962,000
NRG Energy, Inc., Gtd. Notes(c)	B1	7.625%	01/15/18	9,825	9,849,562
NRG Energy, Inc., Gtd. Notes(c)	B1	7.625%	05/15/19	1,950	1,881,750
NRG Energy, Inc., Gtd. Notes(c)	B1	7.875%	05/15/21	200	192,000
NRG Energy, Inc., Gtd. Notes(c)	B1	8.250%	09/01/20	7,175	7,067,375

NSG Holdings LLC/NSG Holdings, Inc., Sr. Sec’d. Notes, 144A	Ba2	7.750%	12/15/25	595	597,975
Reliant Energy Mid-Atlantic Power Holdings LLC, Pass-thru Certs., Ser. B(d)	Ba1	9.237%	07/02/17	3,619	3,547,073

					77,879,743

Energy — Other — 5.7%
Cie Generale de Geophysique-Veritas (France), Gtd. Notes(c)	Ba3	7.750%	05/15/17	2,150	2,236,000
Cie Generale de Geophysique-Veritas (France), Gtd. Notes(c)	Ba3	9.500%	05/15/16	4,300	4,730,000
CITIC Resources Finance 2007 Ltd. (Virgin Islands (BR)), Gtd. Notes, 144A	Ba3	6.750%	05/15/14	25	25,500
Denbury Resources, Inc., Gtd. Notes(c)	B1	6.375%	08/15/21	2,765	2,923,987
Denbury Resources, Inc., Gtd. Notes	B1	8.250%	02/15/20	4,043	4,518,052
Denbury Resources, Inc., Gtd. Notes	B1	9.750%	03/01/16	4,050	4,444,875
Forest Oil Corp., Gtd. Notes(c)	B1	7.250%	06/15/19	1,910	1,867,025
Harvest Operations Corp. (Canada), Gtd. Notes, 144A	Ba1	6.875%	10/01/17	11,000	11,660,000
Hercules Offshore, Inc., Sr. Sec’d. Notes, 144A	B1	7.125%	04/01/17	1,975	1,977,469
Hercules Offshore, Inc., Sr. Unsec’d. Notes, 144A	Caa1	10.250%	04/01/19	2,250	2,210,625
Hornbeck Offshore Services, Inc., Gtd. Notes, 144A(c)	Ba3	5.875%	04/01/20	3,725	3,734,313
Linn Energy LLC/Linn Energy Finance Corp., Gtd. Notes, 144A(c)	B2	6.250%	11/01/19	3,375	3,273,750
Linn Energy LLC/Linn Energy Finance Corp., Gtd. Notes, 144A	B2	6.500%	05/15/19	6,425	6,296,500
McMoRan Exploration Co., Gtd. Notes	Caa1	11.875%	11/15/14	7,475	7,886,125
MEG Energy Corp. (Canada), Gtd. Notes, 144A	B3	6.500%	03/15/21	5,275	5,525,562
Newfield Exploration Co., Sr. Sub. Notes(c)	Ba2	6.625%	04/15/16	1,610	1,646,225
Newfield Exploration Co., Sr. Sub. Notes	Ba2	7.125%	05/15/18	325	342,063
Parker Drilling Co., Gtd. Notes(c)	B1	9.125%	04/01/18	875	927,500
Petrohawk Energy Corp., Gtd. Notes	Baa3	7.250%	08/15/18	800	915,000
Petrohawk Energy Corp., Gtd. Notes	Baa3	7.875%	06/01/15	3,775	3,963,750
Petroplus Finance Ltd. (Bermuda), Sr. Sec’d. Notes, 144A(c)(g)	C	6.750%	05/01/14	2,935	1,129,975
Pioneer Natural Resources Co., Gtd. Notes(c)	Ba1	5.875%	07/15/16	1,950	2,163,439
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	Ba1	6.650%	03/15/17	7,100	8,117,409
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	Ba1	6.875%	05/01/18	4,840	5,692,648
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	Ba1	7.500%	01/15/20	3,950	4,831,285
Plains Exploration & Production Co., Gtd. Notes	B1	6.750%	02/01/22	2,825	2,952,125
Plains Exploration & Production Co., Gtd. Notes	B1	7.000%	03/15/17	615	634,219
Plains Exploration & Production Co., Gtd. Notes(c)	B1	7.625%	06/01/18	2,900	3,081,250
Plains Exploration & Production Co., Gtd. Notes	B1	8.625%	10/15/19	1,250	1,403,125
Plains Exploration & Production Co., Gtd. Notes	B1	10.000%	03/01/16	2,300	2,541,500
Precision Drilling Corp. (Canada), Gtd. Notes, 144A	Ba1	6.500%	12/15/21	1,075	1,123,375
Precision Drilling Corp. (Canada), Gtd. Notes	Ba1	6.625%	11/15/20	2,500	2,618,750
Range Resources Corp., Gtd. Notes(c)	Ba3	5.750%	06/01/21	4,175	4,383,750
Range Resources Corp., Gtd. Notes	Ba3	6.750%	08/01/20	700	759,500
Range Resources Corp., Gtd. Notes	Ba3	7.500%	10/01/17	4,750	4,999,375
Range Resources Corp., Gtd. Notes	Ba3	8.000%	05/15/19	1,623	1,781,242
Samson Investment Co., Sr. Unsec’d. Notes, 144A	B1	9.750%	02/15/20	5,850	5,923,125
WPX Energy, Inc., Sr. Unsec’d. Notes, 144A(c)	Ba1	5.250%	01/15/17	3,325	3,308,375
WPX Energy, Inc., Sr. Unsec’d. Notes, 144A(c)	Ba1	6.000%	01/15/22	5,100	5,100,000

					133,648,788

Foods — 4.8%
ARAMARK Corp., Gtd. Notes	B3	8.500%	02/01/15	9,840	10,086,098
ARAMARK Holdings Corp., Sr. Unsec’d. Notes, PIK, 144A	B3	8.625%	05/01/16	9,945	10,193,625
Bumble Bee Acquisition Corp., Sr. Sec’d. Notes, 144A	B2	9.000%	12/15/17	9,574	9,765,480
Darling International, Inc., Gtd. Notes	Ba3	8.500%	12/15/18	4,575	5,101,125
Dave & Buster’s, Inc.,Gtd. Notes	Caa1	11.000%	06/01/18	2,450	2,621,500
Del Monte Corp., Gtd. Notes(c)	B3	7.625%	02/15/19	3,450	3,432,750
DineEquity, Inc., Gtd. Notes	B3	9.500%	10/30/18	1,500	1,642,500
Fiesta Restaurant Group, Sec’d. Notes, 144A	B2	8.875%	08/15/16	4,725	4,984,875
Ingles Markets, Inc., Sr. Unsec’d. Notes	B1	8.875%	05/15/17	9,745	10,548,962
JBS USA LLC/JBS USA Finance, Inc., Gtd. Notes(d)	B1	11.625%	05/01/14	5,655	6,588,075
JBS USA LLC/JBS USA Finance, Inc., Sr. Unsec’d. Notes, 144A	B1	7.250%	06/01/21	5,000	4,837,500
JBS USA LLC/JBS USA Finance, Inc., Sr. Unsec’d. Notes, 144A(c)	B1	8.250%	02/01/20	5,475	5,625,562
Michael Foods, Inc., Gtd. Notes	Caa1	9.750%	07/15/18	11,175	12,278,531
OSI Restaurant Partners LLC, Gtd. Notes(c)	Caa3	10.000%	06/15/15	4,000	4,140,000
Smithfield Foods, Inc., Sr. Sec’d. Notes	Ba2	10.000%	07/15/14	7,640	8,938,800
Stater Brothers Holdings, Inc., Gtd. Notes(c)	B2	7.375%	11/15/18	1,025	1,110,844
Stater Brothers Holdings, Inc., Gtd. Notes(c)	B2	7.750%	04/15/15	1,750	1,787,188
SUPERVALU, Inc., Sr. Unsec’d. Notes(c)	B2	7.500%	11/15/14	6,179	6,287,133
Wendy’s/Arby’s Restaurants LLC, Gtd. Notes	B3	10.000%	07/15/16	2,100	2,294,250

					112,264,798

Gaming — 5.5%
Boyd Gaming Corp., Gtd. Notes(c)	B3	9.125%	12/01/18	4,325	4,503,406
Caesars Entertainment Operating Co., Inc., Sec’d. Notes(c)	Caa2	12.750%	04/15/18	12,101	10,497,618

CCM Merger, Inc., Gtd. Notes, 144A (original cost $4,875,000; purchased 03/14/12)(c)(d)(f)	Caa2	9.125%	05/01/19	4,875	4,923,750
Harrah’s Operating Co., Inc., Sec’d. Notes(c)	CCC(b)	10.000%	12/15/18	3,213	2,425,815
Harrah’s Operating Co., Inc., Sr. Sec’d. Notes(c)	B2	11.250%	06/01/17	5,895	6,425,550
Isle of Capri Casinos, Inc., Gtd. Notes(c)	Caa1	7.000%	03/01/14	2,500	2,487,500
Isle of Capri Casinos, Inc., Gtd. Notes	B3	7.750%	03/15/19	9,005	9,095,050
Marina District Finance Co., Inc., Sr. Sec’d. Notes(c)	B2	9.500%	10/15/15	7,250	6,615,625
Marina District Finance Co., Inc., Sr. Sec’d. Notes(c)	B2	9.875%	08/15/18	4,717	4,233,508
MGM Resorts International, Gtd. Notes	B3	5.875%	02/27/14	1,000	1,030,000
MGM Resorts International, Gtd. Notes	B3	6.750%	09/01/12	400	406,750
MGM Resorts International, Gtd. Notes	B3	6.750%	04/01/13	4,000	4,125,000
MGM Resorts International, Gtd. Notes	B3	7.625%	01/15/17	2,050	2,116,625
MGM Resorts International, Gtd. Notes, 144A(c)	B3	8.625%	02/01/19	4,000	4,290,000
MGM Resorts International, Sr. Sec’d. Notes(c)	Ba2	9.000%	03/15/20	1,915	2,130,438
MGM Resorts International, Sr. Sec’d. Notes(c)	Ba2	10.375%	05/15/14	3,415	3,871,756
MGM Resorts International, Sr. Sec’d. Notes	Ba2	11.125%	11/15/17	5,370	6,074,812
MGM Resorts International, Sr. Sec’d. Notes(c)	Ba2	13.000%	11/15/13	12,410	14,380,087
MTR Gaming Group, Inc., Sec’d. Notes, PIK(c)	Caa1	11.500%	08/01/19	4,045	4,004,674
Peninsula Gaming LLC, Gtd. Notes(c)	Caa1	10.750%	08/15/17	630	696,150
Peninsula Gaming LLC, Sec’d. Notes	Ba3	8.375%	08/15/15	3,500	3,692,500
Pinnacle Entertainment, Inc., Gtd. Notes(c)	B3	7.750%	04/01/22	1,325	1,387,937
Pinnacle Entertainment, Inc., Gtd. Notes(c)	B1	8.625%	08/01/17	4,300	4,687,000
Scientific Games Corp., Gtd. Notes(c)	B1	8.125%	09/15/18	1,925	2,095,844
Scientific Games International, Inc., Gtd. Notes(c)	B1	9.250%	06/15/19	5,130	5,681,475
Seminole Indian Tribe of Florida, Notes, 144A	Ba1	7.750%	10/01/17	1,225	1,327,594
Station Casinos, Inc., Sr. Sub. Notes(d)(g)	NR	6.500%	02/01/14	3,650	365
Station Casinos, Inc., Sr. Sub. Notes(d)(g)	NR	6.625%	03/15/18	2,200	220
Sugarhouse HSP Gaming Prop Mezz LP/ Sugarhouse HSP Gaming Finance Corp., Sec’d. Notes, 144A	B3	8.625%	04/15/16	6,125	6,492,500
Wynn Las Vegas LLC/ Wynn Las Vegas Capital Corp., First Mtge. Bonds, 144A(c)	Ba2	5.375%	03/15/22	2,400	2,340,000
Yonkers Racing Corp., Sec’d. Notes, 144A (original cost $6,768,162; purchased 07/13/09- 03/13/12)(d)(f)	B1	11.375%	07/15/16	6,274	6,728,865

					128,768,414

Healthcare & Pharmaceutical — 9.1%
Acadia Healthcare Co., Inc., Gtd. Notes	B3	12.875%	11/01/18	6,550	6,975,750
Accellent, Inc., Gtd. Notes	Caa2	10.000%	11/01/17	10,050	8,203,313
Accellent, Inc., Sr. Sec’d. Notes(c)	B1	8.375%	02/01/17	5,850	5,879,250
Alliance Healthcare Services, Inc., Sr. Unsec’d. Notes	B-(b)	8.000%	12/01/16	11,915	8,846,888
Apria Healthcare Group, Inc., Sr. Sec’d. Notes	Ba3	11.250%	11/01/14	275	287,719
Apria Healthcare Group, Inc., Sr. Sec’d. Notes(c)	B3	12.375%	11/01/14	3,100	3,092,250
Biomet, Inc., Gtd. Notes	B3	10.000%	10/15/17	1,324	1,424,955
Biomet, Inc., Gtd. Notes, PIK(c)	B3	10.375%	10/15/17	2,850	3,070,875
Biomet, Inc., Gtd. Notes(c)	Caa1	11.625%	10/15/17	1,860	2,011,125
Capella Healthcare, Inc., Gtd. Notes (original cost $14,756,026; purchased 06/28/10- 01/26/12)(d)(f)	B3	9.250%	07/01/17	14,430	14,790,750
Community Health Systems, Inc., Gtd. Notes, 144A(c)	B3	8.000%	11/15/19	7,200	7,452,000
Community Health Systems, Inc., Gtd. Notes, 144A(c)	B3	8.000%	11/15/19	7,450	7,692,125
Community Health Systems, Inc., Gtd. Notes	B3	8.875%	07/15/15	2,218	2,298,402
ConvaTec Healthcare E SA (Luxembourg), Gtd. Notes, 144A (original cost $12,183,250; purchased 12/17/10- 09/16/11)(d)(f)	Caa1	10.500%	12/15/18	12,025	12,355,687
ENDO Pharmaceuticals Holdings, Inc., Gtd. Notes(c)	Ba3	7.000%	07/15/19	525	560,438
ENDO Pharmaceuticals Holdings, Inc., Gtd. Notes	Ba3	7.250%	01/15/22	1,725	1,845,750
Fresenius Medical Care US Finance II, Inc., Gtd. Notes, 144A	Ba2	5.625%	07/31/19	1,450	1,493,500
Fresenius Medical Care US Finance II, Inc., Gtd. Notes, 144A(c)	Ba2	5.875%	01/31/22	1,100	1,130,250
HCA, Inc., Gtd. Notes(c)	B3	7.500%	02/15/22	3,250	3,461,250
HCA, Inc., Gtd. Notes(c)	B3	8.000%	10/01/18	11,800	12,862,000
HCA, Inc., Sr. Sec’d. Notes(c)	Ba3	5.875%	03/15/22	2,150	2,152,687
HCA, Inc., Sr. Sec’d. Notes(c)	Ba3	7.875%	02/15/20	2,050	2,252,437
HCA, Inc., Sr. Unsec’d. Notes(c)	B3	5.750%	03/15/14	3,155	3,273,313
HCA, Inc., Sr. Unsec’d. Notes	B3	6.375%	01/15/15	7,425	7,833,375
HCA, Inc., Sr. Unsec’d. Notes(c)	B3	6.500%	02/15/16	4,310	4,590,150
HCA, Inc., Sr. Unsec’d. Notes	B3	7.190%	11/15/15	706	748,360
HCA, Inc., Sr. Unsec’d. Notes, MTN	B3	9.000%	12/15/14	4,365	4,757,850
Healthsouth Corp., Gtd. Notes(c)	B2	7.250%	10/01/18	7,850	8,379,875
Healthsouth Corp., Gtd. Notes(c)	B2	7.750%	09/15/22	2,200	2,376,000
Kindred Healthcare, Inc., Gtd. Notes(c)	B3	8.250%	06/01/19	4,730	4,121,012
Kinetic Concepts, Inc./KCI USA, Inc., Gtd. Notes, 144A	Caa1	12.500%	11/01/19	5,425	5,099,500
MedAssets, Inc., Gtd. Notes	B3	8.000%	11/15/18	2,250	2,362,500
Mylan, Inc., Gtd. Notes, 144A	Ba3	7.625%	07/15/17	4,620	5,082,000
PSS World Medical, Inc., Gtd. Notes, 144A	Ba3	6.375%	03/01/22	1,400	1,438,500

Radnet Management, Inc., Gtd. Notes	Caa1	10.375%	04/01/18	3,750	3,731,250
Res-Care, Inc., Gtd. Notes	B-(b)	10.750%	01/15/19	4,300	4,751,500
Skilled Healthcare Group, Inc., Gtd. Notes	Caa1	11.000%	01/15/14	1,794	1,798,485
STHI Holding Corp., Sec’d. Notes, 144A(c)	B2	8.000%	03/15/18	1,225	1,298,500
Surgical Care Affiliates, Inc., Sr. Sub. Notes, 144A (original cost $6,934,250; purchased 06/21/07- 01/18/11)(d)(f)	Caa1	10.000%	07/15/17	8,200	8,189,750
Tenet Healthcare Corp., Sr. Sec’d. Notes, 144A(c)	B1	6.250%	11/01/18	4,775	4,930,187
Valeant Pharmaceuticals International, Gtd. Notes, 144A(c)	B1	6.500%	07/15/16	7,300	7,427,750
Valeant Pharmaceuticals International, Gtd. Notes, 144A	B1	6.750%	10/01/17	1,400	1,417,500
Valeant Pharmaceuticals International, Gtd. Notes, 144A(c)	B1	6.875%	12/01/18	3,500	3,526,250
Valeant Pharmaceuticals International, Gtd. Notes, 144A(c)	B1	7.000%	10/01/20	3,250	3,233,750
Warner Chilcott Co. LLC/ Warner Chilcott Finance LLC, Gtd. Notes(c)	B3	7.750%	09/15/18	10,225	10,659,563

					211,166,321

Lodging — 1.2%
Felcor Lodging LP, Sr. Sec’d. Notes(c)	B2	6.750%	06/01/19	3,750	3,787,500
Felcor Lodging LP, Sr. Sec’d. Notes	B2	10.000%	10/01/14	2,564	2,922,960
Host Hotels & Resorts LP, Gtd. Notes(c)	Ba1	6.000%	11/01/20	850	901,000
Host Hotels & Resorts LP, Gtd. Notes	BB+(b)	6.875%	11/01/14	540	550,800
Host Hotels & Resorts LP, Gtd. Notes, Ser. O	Ba1	6.375%	03/15/15	8,750	8,903,125
Host Hotels & Resorts LP, Sr. Notes, 144A	Ba1	5.250%	03/15/22	5,025	4,999,875
Royal Caribbean Cruises Ltd. (Liberia), Sr. Unsec’d. Notes	Ba1	7.250%	03/15/18	3,700	3,959,000
Royal Caribbean Cruises Ltd. (Liberia), Sr. Unsec’d. Notes(c)	Ba1	11.875%	07/15/15	1,350	1,640,250

					27,664,510

Media & Entertainment — 6.6%
AMC Entertainment, Inc., Gtd. Notes(c)	Caa1	9.750%	12/01/20	15,700	14,797,250
AMC Networks, Inc., Gtd. Notes, 144A(c)	B2	7.750%	07/15/21	5,600	6,244,000
Cedar Fair LP/Canada’s Wonderland Co./ Magnum Management Corp., Gtd. Notes(c)	B2	9.125%	08/01/18	4,125	4,630,313
Cengage Learning Acquisitions, Inc., Gtd. Notes, 144A(c)	Caa2	10.500%	01/15/15	6,025	4,533,812
Clear Channel Communications, Inc., Gtd. Notes(c)	Ca	10.750%	08/01/16	2,075	1,566,625
Clear Channel Communications, Inc., Sr. Unsec’d. Notes	Ca	5.500%	12/15/16	2,325	1,354,313
Clear Channel Communications, Inc., Sr. Unsec’d. Notes(c)	Ca	6.875%	06/15/18	625	354,688
Clear Channel Worldwide Holdings, Inc., Gtd. Notes, 144A(c)	B3	7.625%	03/15/20	1,625	1,568,125
Clear Channel Worldwide Holdings, Inc., Gtd. Notes, 144A	B3	7.625%	03/15/20	11,275	11,049,500
Clear Channel Worldwide Holdings, Inc., Gtd. Notes(c)	B1	9.250%	12/15/17	2,900	3,164,625
Clear Channel Worldwide Holdings, Inc., Gtd. Notes, Ser. B(c)	B1	9.250%	12/15/17	1,700	1,863,625
Cumulus Media, Inc., Gtd. Notes, 144A	B3	7.750%	05/01/19	400	378,000
Entercom Radio LLC, Gtd. Notes	Caa1	10.500%	12/01/19	4,525	4,875,687
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes(c)	B3	7.250%	04/01/19	4,150	4,362,688
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes(c)	B3	7.500%	04/01/21	4,175	4,388,969
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes(c)	B3	8.500%	11/01/19	5,375	5,899,062
Intelsat Luxembourg SA (Luxembourg), Gtd. Notes(c)	Caa3	11.250%	02/04/17	5,750	5,980,000
Intelsat Luxembourg SA (Luxembourg), Gtd. Notes, PIK, 144A	Caa3	11.500%	02/04/17	17,375	17,896,250
Lamar Media Corp., Gtd. Notes	Ba3	9.750%	04/01/14	6,250	7,031,250
Morris Publishing Group LLC, Sec’d. Notes	NR	10.000%	09/01/14	241	219,982
Nielsen Finance LLC/Nielsen Finance Co., Gtd. Notes	B2	7.750%	10/15/18	3,425	3,776,063
Nielsen Finance LLC/Nielsen Finance Co., Gtd. Notes	B2	11.625%	02/01/14	6,553	7,568,715
Salem Communications Corp., Sec’d. Notes	B2	9.625%	12/15/16	3,533	3,895,132
Sinclair Television Group, Inc., Sec’d. Notes, 144A	B1	9.250%	11/01/17	5,200	5,785,000
SSI Investments II/SSI Co.-Issuer LLC, Gtd. Notes	Caa1	11.125%	06/01/18	4,275	4,745,250
Universal City Development Partners Ltd./ UCDP Finance, Inc., Gtd. Notes	Baa2	8.875%	11/15/15	126	136,929
Univision Communications, Inc., Gtd. Notes, 144A(c)	Caa2	8.500%	05/15/21	925	915,750
Univision Communications, Inc., Sr. Sec’d. Notes, 144A(c)	B2	6.875%	05/15/19	5,160	5,230,950
Vail Resorts, Inc., Gtd. Notes	Ba3	6.500%	05/01/19	2,000	2,100,000
WMG Acquisition Corp., Gtd. Notes, 144A	B3	11.500%	10/01/18	5,325	5,697,750
WMG Acquisition Corp., Sr. Sec’d. Notes, 144A	Ba2	9.500%	06/15/16	1,850	2,016,500
WMG Acquisition Corp., Sr. Sec’d. Notes(c)	Ba2	9.500%	06/15/16	8,375	9,128,750

					153,155,553

Metals — 3.8%
AK Steel Corp., Gtd. Notes(c)	B2	7.625%	05/15/20	700	675,500
Arch Coal, Inc., Gtd. Notes, 144A(c)	B1	7.000%	06/15/19	2,950	2,721,375
Arch Coal, Inc., Gtd. Notes, 144A(c)	B1	7.250%	06/15/21	2,150	1,983,375
Arch Coal, Inc., Gtd. Notes(c)	B1	8.750%	08/01/16	2,900	3,045,000
Consol Energy, Inc., Gtd. Notes(c)	B1	8.000%	04/01/17	1,575	1,641,937
FMG Resources (August 2006) Pty Ltd. (Australia), Gtd. Notes, 144A(c)	B1	6.375%	02/01/16	2,200	2,194,500
FMG Resources (August 2006) Pty Ltd. (Australia), Gtd. Notes, 144A(c)	B1	6.875%	02/01/18	2,275	2,275,000
FMG Resources (August 2006) Pty Ltd. (Australia), Gtd. Notes, 144A	B1	7.000%	11/01/15	2,000	2,040,000
FMG Resources (August 2006) Pty Ltd. (Australia), Gtd. Notes, 144A(c)	B1	8.250%	11/01/19	9,925	10,421,250
JMC Steel Group, Sr. Notes, 144A (original cost $6,300,000; purchased 03/04/11)(c)(d)(f)	B3	8.250%	03/15/18	6,300	6,552,000

Metals USA, Inc., Sr. Sec’d. Notes	B2	11.125%	12/01/15	9,815	10,232,137
Novelis, Inc. (Canada), Gtd. Notes(c)	B2	8.750%	12/15/20	8,562	9,375,390
Optima Specialty Steel, Inc., Sr. Sec’d. Notes, 144A	B2	12.500%	12/15/16	3,700	3,885,000
Peabody Energy Corp., Gtd. Notes, 144A	Ba1	6.000%	11/15/18	10,800	10,584,000
Penn Virginia Resource Partners LP/ Penn Virginia Resource Finance Corp., Gtd. Notes	B2	8.250%	04/15/18	1,475	1,511,875
Rain CII Carbon LLC and CII Carbon Corp., Sec’d. Notes, 144A(d)	B1	8.000%	12/01/18	4,700	4,923,250
Thompson Creek Metals Co., Inc. (Canada), Gtd. Notes	Caa2	7.375%	06/01/18	4,725	4,394,250
Westmoreland Coal Co./Westmoreland Partners, Sr. Sec’d. Notes, 144A	Caa2	10.750%	02/01/18	2,325	2,202,938
Westmoreland Coal Co./Westmoreland Partners, Sr. Sec’d. Notes	Caa2	10.750%	02/01/18	7,850	7,437,875

					88,096,652

Non-Captive Finance — 4.4%
ACE Cash Express, Inc., Sr. Sec’d. Notes, 144A	B3	11.000%	02/01/19	3,800	3,477,000
Ally Financial, Inc., Gtd. Notes	B1	8.300%	02/12/15	1,425	1,551,469
American General Finance Corp., Sr. Unsec’d. Notes, Ser. H, MTN(c)	B3	5.375%	10/01/12	8,225	7,896,000
American General Finance Corp., Sr. Unsec’d. Notes, Ser. I, MTN	B3	5.400%	12/01/15	3,790	3,136,225
CIT Group, Inc., Gtd. Notes, 144A	B1	7.000%	05/04/15	1,825	1,827,190
CIT Group, Inc., Gtd. Notes, 144A(c)	B1	7.000%	05/02/16	15,543	15,581,857
CIT Group, Inc., Gtd. Notes, 144A(c)	B1	7.000%	05/02/17	16,251	16,291,628
CIT Group, Inc., Sr. Unsec’d. Notes(c)	B1	5.250%	03/15/18	11,100	11,322,000
Community Choice Financial, Inc., Sr. Sec’d. Notes, 144A	B3	10.750%	05/01/19	2,890	2,821,362
GMAC, Inc., Gtd. Notes	B1	6.875%	08/28/12	4,925	5,011,188
GMAC, Inc., Gtd. Notes, Ser. 8(c)	B1	6.750%	12/01/14	5,400	5,656,500
HSBC Finance Capital Trust IX, Ltd. Gtd. Notes(a)	Baa1	5.911%	11/30/35	100	93,816
International Lease Finance Corp., Sr. Sec’d. Notes, 144A	Ba3	6.500%	09/01/14	3,125	3,300,781
International Lease Finance Corp., Sr. Sec’d. Notes, 144A	Ba3	6.750%	09/01/16	175	187,469
International Lease Finance Corp., Sr. Sec’d. Notes, 144A(c)	Ba3	7.125%	09/01/18	525	572,250
International Lease Finance Corp., Sr. Unsec’d. Notes	B1	5.750%	05/15/16	1,075	1,073,795
International Lease Finance Corp., Sr. Unsec’d. Notes(c)	B1	6.250%	05/15/19	2,470	2,438,085
International Lease Finance Corp., Sr. Unsec’d. Notes, MTN	B1	6.375%	03/25/13	5,400	5,548,500
International Lease Finance Corp., Sr. Unsec’d. Notes, MTN	B1	6.625%	11/15/13	1,200	1,224,000
International Lease Finance Corp., Sr. Unsec’d. Notes(c)	B1	8.250%	12/15/20	1,000	1,100,210
International Lease Finance Corp., Sr. Unsec’d. Notes	B1	8.625%	09/15/15	810	891,000
International Lease Finance Corp., Sr. Unsec’d. Notes	B1	8.750%	03/15/17	2,000	2,225,000
Jet Equipment Trust, Ser. 94-A, 144A(d)(g)	NR	10.000%	06/15/12	93	69,384
Jet Equipment Trust, Sr. Unsec’d. Notes, Ser. 95-B, 144A(d)(g)	NR	7.630%	08/15/12	11	8
KKR Group Finance Co., Gtd. Notes, 144A	A-(b)	6.375%	09/29/20	1,000	1,047,098
Springleaf Finance Corp., Sr. Unsec’d. Notes, MTN(c)	B3	5.850%	06/01/13	1,287	1,187,257
Springleaf Finance Corp., Sr. Unsec’d. Notes, MTN(c)	B3	6.900%	12/15/17	8,400	6,552,000

					102,083,072

Packaging — 2.6%
Ardagh Packaging Finance PLC (Ireland), Gtd. Notes, 144A (original cost $5,537,188; purchased 09/30/10- 10/01/10)(c)(d)(f)	B3	9.125%	10/15/20	5,450	5,845,125
Berry Plastics Corp., Sec’d. Notes(a)	Caa1	4.349%	09/15/14	2,025	1,964,250
Berry Plastics Corp., Sec’d. Notes(c)	Caa1	9.750%	01/15/21	4,875	5,325,938
BWAY Holding Co., Gtd. Notes	B3	10.000%	06/15/18	1,000	1,097,500
BWAY Parent Co., Inc., Sr. Unsec’d. Notes, PIK	Caa1	10.125%	11/01/15	4,982	4,994,468
Exopack Holding Corp., Gtd. Notes	Caa1	10.000%	06/01/18	4,100	4,305,000
Greif, Inc., Sr. Unsec’d. Notes	Ba2	6.750%	02/01/17	4,970	5,342,750
Plastipak Holdings, Inc., Gtd. Notes, 144A (original cost $3,201,500; purchased 03/31/10- 05/21/10)(d)(f)	B3	8.500%	12/15/15	3,175	3,270,250
Plastipak Holdings, Inc., Sr. Notes, 144A (original cost $2,089,926; purchased 07/23/09- 03/22/12)(d)(f)	B3	10.625%	08/15/19	2,125	2,422,500
Reynolds Group Issuer, Inc./ Reynolds Group Issuer LLC/ Reynolds Group Issuer Lu, Gtd. Notes, 144A(c)	Caa1	8.250%	02/15/21	4,450	4,183,000
Reynolds Group Issuer, Inc./ Reynolds Group Issuer LLC/ Reynolds Group Issuer Lu, Sr. Sec’d. Notes, 144A	Ba3	6.875%	02/15/21	1,575	1,630,125
Reynolds Group Issuer, Inc./ Reynolds Group Issuer LLC/ Reynolds Group Issuer Lu, Sr. Sec’d. Notes, 144A(c)	Ba3	7.875%	08/15/19	1,500	1,612,500
Reynolds Group Issuer, Inc./ Reynolds Group Issuer LLC/ Reynolds Group Issuer Lu, Sr. Sec’d. Notes, 144A(c)	Ba3	8.750%	10/15/16	6,175	6,530,063
Reynolds Group Issuer, Inc./ Reynolds Group Issuer LLC/ Reynolds Group Issuer Lu, Sr. Unsec’d. Notes, 144A(c)	Caa1	9.875%	08/15/19	6,525	6,671,812
Reynolds Group Issuer, Inc./ Reynolds Group Issuer LLC/ Reynolds Group Issuer Lu, Sr. Unsec’d. Notes, 144A(c)	Caa1	9.875%	08/15/19	3,150	3,220,875
Sealed Air Corp., Gtd. Notes, 144A(c)	B1	8.375%	09/15/21	2,300	2,584,625

					61,000,781

Paper — 0.6%
Domtar Corp., Gtd. Notes	Baa3	10.750%	06/01/17	1,125	1,454,063
Graphic Packaging International, Inc., Gtd. Notes	B2	7.875%	10/01/18	1,375	1,522,812

Graphic Packaging International, Inc., Gtd. Notes	B2	9.500%	06/15/17	6,201	6,883,110
Longview Fibre Paper & Packaging, Inc., Sr. Sec’d. Notes, 144A (original cost $2,736,155; purchased 05/17/11- 09/22/11)(c)(d)(f)	B2	8.000%	06/01/16	2,760	2,811,750
Sappi Papier Holding GmbH (Austria), Sr. Sec’d. Notes, 144A(c)	Ba2	6.625%	04/15/21	1,050	981,750
Verso Paper Holdings LLC/Verso Paper, Inc., Sec’d. Notes	B2	8.750%	02/01/19	1,850	1,017,500

					14,670,985

Pipelines & Other — 1.6%
AmeriGas Finance LLC/AmeriGas Finance Corp., Gtd. Notes(c)	Ba2	7.000%	05/20/22	1,900	1,938,000
AmeriGas Partners LP/AmeriGas Finance Corp., Sr. Unsec’d. Notes	Ba3	6.500%	05/20/21	1,240	1,258,600
Energy Transfer Equity LP, Sr. Sec’d. Notes(c)	Ba2	7.500%	10/15/20	4,300	4,773,000
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp., Sr. Unsec’d. Notes	B3	8.625%	06/15/20	3,659	3,311,395
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Gtd. Notes(c)	Ba3	6.500%	08/15/21	5,740	6,098,750
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes, 144A(c)	Ba3	6.375%	08/01/22	2,025	2,055,375
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes(c)	Ba3	6.875%	02/01/21	7,000	7,280,000
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes	Ba3	7.875%	10/15/18	4,350	4,654,500
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes	Ba3	8.250%	07/01/16	4,625	4,867,813

					36,237,433

Real Estate Investment Trusts — 1.0%
AVIV Healthcare Properties LP/AVIV Healthcare Capital Corp., Gtd. Notes	B1	7.750%	02/15/19	7,125	7,320,938
CNL Lifestyle Properties, Inc., Gtd. Notes	Ba3	7.250%	04/15/19	3,575	3,217,500
Kennedy-Wilson, Inc., Gtd. Notes	B1	8.750%	04/01/19	1,325	1,381,312
Omega Healthcare Investors, Inc., Gtd. Notes(c)	Ba2	6.750%	10/15/22	475	503,500
Omega Healthcare Investors, Inc., Gtd. Notes	Ba2	7.500%	02/15/20	825	886,875
Senior Housing Properties Trust, Sr. Unsec’d. Notes	Baa3	6.750%	04/15/20	1,875	1,979,651
Senior Housing Properties Trust, Sr. Unsec’d. Notes	Baa3	6.750%	12/15/21	7,250	7,691,315

					22,981,091

Retailers — 1.5%
Academy Ltd./Academy Finance Corp., Gtd. Notes, 144A(c)	Caa1	9.250%	08/01/19	4,000	4,105,000
Burlington Coat Factory Warehouse Corp., Gtd. Notes(c)	Caa1	10.000%	02/15/19	2,250	2,340,000
Ltd. Brands, Inc., Gtd. Notes	Ba1	5.625%	02/15/22	1,375	1,387,031
Pantry, Inc., Gtd. Notes(c)	Caa1	7.750%	02/15/14	11,550	11,535,563
QVC, Inc., Sr. Sec’d. Notes, 144A	Ba2	7.125%	04/15/17	3,510	3,738,150
QVC, Inc., Sr. Sec’d. Notes, 144A	Ba2	7.375%	10/15/20	1,525	1,677,500
Rite Aid Corp., Sec’d. Notes	Caa2	7.500%	03/01/17	1,465	1,494,300
Rite Aid Corp., Sec’d. Notes(c)	Caa2	10.375%	07/15/16	355	378,075
Susser Holdings LLC/Susser Finance Corp., Gtd. Notes	B2	8.500%	05/15/16	5,496	6,031,860
Toys “R” Us Property Co. II LLC, Sr. Sec’d. Notes	Ba1	8.500%	12/01/17	1,831	1,911,106

					34,598,585

Technology — 9.3%
Advanced Micro Devices, Inc., Sr. Unsec’d. Notes(c)	Ba3	7.750%	08/01/20	1,500	1,650,000
Advanced Micro Devices, Inc., Sr. Unsec’d. Notes(c)	Ba3	8.125%	12/15/17	360	396,000
Anixter, Inc., Gtd. Notes	Ba2	5.950%	03/01/15	2,500	2,543,750
Avaya, Inc., Gtd. Notes(c)	Caa2	9.750%	11/01/15	6,600	6,501,000
Avaya, Inc., Gtd. Notes, PIK	Caa2	10.125%	11/01/15	8,145	8,063,550
CDW LLC/CDW Finance Corp., Gtd. Notes(c)	B3	8.500%	04/01/19	12,950	13,759,375
CDW LLC/CDW Finance Corp., Gtd. Notes(c)	Caa1	12.535%	10/12/17	13,780	14,968,525
Commscope, Inc., Gtd. Notes, 144A(c)	B3	8.250%	01/15/19	16,535	17,609,775
CoreLogic, Inc., Gtd. Notes, 144A	Ba3	7.250%	06/01/21	2,825	2,909,750
DuPont Fabros Technology LP, Gtd. Notes	Ba1	8.500%	12/15/17	3,950	4,345,000
First Data Corp., Gtd. Notes, PIK(c)	Caa1	10.550%	09/24/15	4,000	4,060,000
First Data Corp., Gtd. Notes(c)	Caa2	11.250%	03/31/16	650	588,250
First Data Corp., Gtd. Notes(c)	Caa1	12.625%	01/15/21	9,632	9,656,080
Freescale Semiconductor, Inc., Gtd. Notes	Caa1	8.050%	02/01/20	13,635	13,703,175
Freescale Semiconductor, Inc., Sr. Sec’d. Notes, 144A(c)	B1	9.250%	04/15/18	7,225	7,911,375
Interactive Data Corp., Gtd. Notes	Caa1	10.250%	08/01/18	8,125	9,242,188
Iron Mountain, Inc., Gtd. Notes(c)	B1	7.750%	10/01/19	2,375	2,594,688
Lender Processing Services, Inc., Gtd. Notes(c)	Ba2	8.125%	07/01/16	1,936	2,023,120
Nortel Networks Ltd. (Canada), Gtd. Notes(g)	NR	10.125%	07/15/13	3,050	3,400,750
NXP BV/NXP Funding LLC (Netherlands), Sr. Sec’d. Notes, 144A	B3	9.750%	08/01/18	10,175	11,497,750
Seagate HDD Cayman (Cayman Islands), Gtd. Notes	Ba1	7.750%	12/15/18	3,500	3,832,500
Seagate Technology International (Cayman Islands), Sec’d. Notes, 144A	Baa3	10.000%	05/01/14	2,505	2,830,650
Sensata Technologies BV (Netherlands), Gtd. Notes, 144A(c)	B3	6.500%	05/15/19	925	967,781
Sophia LP/Sophia Finance, Inc., Gtd. Notes, 144A(c)	Caa1	9.750%	01/15/19	11,540	12,318,950

Spansion LLC, Gtd. Notes	B3	7.875%	11/15/17	2,175	2,098,875
STATS ChipPAC Ltd. (Singapore), Gtd. Notes, 144A	Ba1	7.500%	08/12/15	1,400	1,501,500
SunGard Data Systems, Inc., Gtd. Notes(c)	Caa1	10.250%	08/15/15	16,450	17,087,437
SunGard Data Systems, Inc., Gtd. Notes	Caa1	10.625%	05/15/15	1,595	1,679,742
Syniverse Holdings, Inc., Gtd. Notes	Caa1	9.125%	01/15/19	4,830	5,325,075
TransUnion Holding Co., Inc., Sr. Notes, PIK, 144A	Caa1	9.625%	06/15/18	11,675	12,287,938
TransUnion LLC/TransUnion Financing Corp., Gtd. Notes(c)	B3	11.375%	06/15/18	11,425	13,395,812
Unisys Corp., Sr. Sec’d. Notes, 144A	Ba1	12.750%	10/15/14	1,929	2,150,835
Unisys Corp., Sr. Unsec’d. Notes	B2	12.500%	01/15/16	4,546	4,835,808

					217,737,004

Telecommunications — 4.8%
Brightstar Corp., Gtd. Notes, 144A	B1	9.500%	12/01/16	5,275	5,486,000
Clearwire Communications LLC/ Clearwire Finance, Inc., Sr. Sec’d. Notes, 144A(c)	B3	12.000%	12/01/15	5,475	5,392,875
Clearwire Communications LLC/ Clearwire Finance, Inc., Sr. Sec’d. Notes, 144A(c)	B3	12.000%	12/01/15	12,480	12,292,800
Eileme 2 AB (Sweden), Gtd. Notes, 144A	B3	11.625%	01/31/20	4,730	4,931,025
Frontier Communications Corp., Sr. Unsec’d. Notes	Ba2	8.250%	05/01/14	400	434,000
Frontier Communications Corp., Sr. Unsec’d. Notes(c)	Ba2	8.250%	04/15/17	175	188,125
Frontier Communications Corp., Sr. Unsec’d. Notes(c)	Ba2	8.750%	04/15/22	4,400	4,642,000
Level 3 Escrow, Inc., Gtd. Notes, 144A	B3	8.125%	07/01/19	1,275	1,316,437
Level 3 Financing, Inc., Gtd. Notes, 144A(c)	B3	8.625%	07/15/20	2,250	2,362,500
Level 3 Financing, Inc., Gtd. Notes(c)	B3	9.375%	04/01/19	500	546,250
MetroPCS Wireless, Inc., Gtd. Notes(c)	B2	6.625%	11/15/20	350	347,812
MetroPCS Wireless, Inc., Gtd. Notes(c)	B2	7.875%	09/01/18	4,350	4,578,375
NII Capital Corp., Gtd. Notes	B2	7.625%	04/01/21	4,858	4,748,695
Northwestern Bell Telephone, Sr. Unsec’d. Notes	Baa3	7.750%	05/01/30	750	754,282
Qwest Communications International, Inc., Gtd. Notes	Baa3	7.125%	04/01/18	1,450	1,547,875
Qwest Corp., Sr. Unsec’d. Notes	Baa3	7.625%	06/15/15	3,444	3,991,689
SBA Telecommunications, Inc., Gtd. Notes	B1	8.000%	08/15/16	1,335	1,435,125
SBA Telecommunications, Inc., Gtd. Notes(c)	B1	8.250%	08/15/19	1,335	1,471,838
Sprint Capital Corp., Gtd. Notes	B3	6.875%	11/15/28	1,500	1,147,500
Sprint Capital Corp., Gtd. Notes(c)	B3	6.900%	05/01/19	6,425	5,557,625
Sprint Nextel Corp., Gtd. Notes, 144A(c)	Ba3	7.000%	03/01/20	4,225	4,288,375
Sprint Nextel Corp., Gtd. Notes, 144A	Ba3	9.000%	11/15/18	2,275	2,496,813
Sprint Nextel Corp., Sr. Unsec’d. Notes(c)	B3	6.000%	12/01/16	1,645	1,468,163
Sprint Nextel Corp., Sr. Unsec’d. Notes, 144A(c)	B3	9.125%	03/01/17	3,400	3,383,000
Wind Acquisition Finance SA (Luxembourg), Gtd. Notes, 144A(c)	B3	11.750%	07/15/17	10,110	9,958,350
Wind Acquisition Finance SA (Luxembourg), Sr. Sec’d. Notes, 144A(c)	Ba3	7.250%	02/15/18	4,400	4,147,000
Wind Acquisition Holdings Finance SA (Luxembourg), Sr. Sec’d. Notes, PIK, 144A	Caa1	12.250%	07/15/17	7,972	7,055,225
Windstream Corp., Gtd. Notes	Ba3	7.000%	03/15/19	850	867,000
Windstream Corp., Gtd. Notes	Ba3	7.500%	06/01/22	4,675	4,885,375
Windstream Corp., Gtd. Notes	Ba3	7.500%	04/01/23	5,600	5,768,000
Windstream Corp., Gtd. Notes(c)	Ba3	7.750%	10/15/20	2,525	2,701,750
Windstream Corp., Gtd. Notes(c)	Ba3	7.875%	11/01/17	1,640	1,808,100

					111,999,979

TOTAL CORPORATE BONDS (cost $2,018,956,462)					2,088,199,965

				Shares
COMMON STOCKS — 0.1%
Cable
Adelphia Recovery Trust*(d)				500,000	500

Electric
GenOn Energy, Inc.*				6,350	13,208

Media & Entertainment
Dex One Corp.*(c)				182,429	259,049
Virgin Media, Inc.(c)				8,521	212,855

					471,904

Pipelines & Other
SemGroup Corp. (Class A Stock)*				3,493	101,786

Technology — 0.1%
Xerox Corp.				137,561	1,111,493

Telecommunications
Netia SA (Poland)*		238,168	490,333

TOTAL COMMON STOCKS (cost $27,553,962)			2,189,224

PREFERRED STOCKS
Building Materials & Construction
New Millenium Homes LLC (cost $0; purchased 09/25/00)*(d)(f)		3,000	90,000

Cable
Adelphia Communications Corp., PIK, 13.000%*(d)		5,000	5

TOTAL PREFERRED STOCKS (cost $4,765)			90,005

	Expiration Date	Units
WARRANTS(h)
Media & Entertainment
MediaNews Group, Inc. (cost $0; purchased 06/30/11)(d)(f)	03/19/17	5,557	56

Pipelines & Other
SemGroup Corp.*	11/30/14	3,676	18,086

Telecommunications
Hawaiian Telcom Holdco, Inc.*	10/28/15	19,187	100,731

TOTAL WARRANTS (cost $320,316)			118,873

TOTAL LONG-TERM INVESTMENTS (cost $2,118,890,447)			2,160,734,461

		Shares
SHORT-TERM INVESTMENTS — 31.7%
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund(i)		515,346	4,612,346
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund(i)(j) (cost $734,574,484; includes $597,829,699 of cash collateral received for securities on loan)		734,574,484	734,574,484

TOTAL SHORT-TERM INVESTMENTS (cost $739,471,136)			739,186,830

TOTAL INVESTMENTS — 124.4% (cost $2,858,361,583)			2,899,921,291
LIABILITIES IN EXCESS OF OTHER ASSETS(k) — (24.4)%			(568,810,924)

NET ASSETS — 100.0%			$2,331,110,367

The following abbreviations are used in the portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ABS	Asset-Backed Security
CLO	Collateralized Loan Obligation
MTN	Medium Term Note
NR	Not Rated by Moody’s or Standard & Poor’s
PIK	Payment-in-Kind

†	The ratings reflected are as of March 31, 2012. Ratings of certain bonds may have changed subsequent to that date.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
*	Non-income producing security.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2012.
(b)	Standard & Poor’s Rating.

(c)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $582,420,243; cash collateral of $597,829,699 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(d)	Indicates a security that has been deemed illiquid.
(e)	Amount is actual; not rounded to thousands.
(f)	Indicates a restricted security; the aggregate original cost of such securities is $94,446,126. The aggregate value of $95,216,340 is approximately 4.1% of net assets.
(g)	Represents issuer in default on interest payments and/or principal repayment; non-income producing security.
(h)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of March 31, 2012.
(i)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund and the Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund.
(j)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(k)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Credit default swap agreements outstanding at March 31, 2012:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)(3)	Implied Credit Spread at March 31, 2012(4)	Fair Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)(5)	Counterparty
Over-the-Counter Credit Default Swaps on Corporate Issues - Sell Protection(1):
Ford Motor Co.	12/20/14	6.500%	$9,000	3.070%	$796,832	$(1,175,000)	$1,971,832	Deutsche Bank AG
NRG Energy, Inc.	03/20/16	7.250%	3,150	5.555%	(189,152)	—	(189,152)	Goldman Sachs International

					$607,680	$(1,175,000)	$1,782,680

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)(3)		Fair Value(2)	Upfront Premiums Paid/(Received)	Unrealized Appreciation(5)	Counterparty
Over-the-Counter Credit Default Swaps on Credit Indices - Sell Protection(1):
CDX.NA.HY.17.V1	12/20/16	5.000%	$13,580		$(195,472)	$(1,170,332)	$974,860	JPMorgan Chase Bank
CDX.NA.HY.17.V1	12/20/16	5.000%	7,760		(111,699)	(579,306)	467,607	Morgan Stanley Capital Services
CDX.NA.HY.17.V1	12/20/16	5.000%	4,850		(69,811)	(342,868)	273,057	Morgan Stanley Capital Services

					$(376,982)	$(2,092,506)	$1,715,524

The Portfolio entered into credit default swaps as the protection seller on corporate issues and credit indices to take an active short position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness.

(1)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The fair value of credit default swap agreements on asset-backed securities and credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occuring as defined under the terms of the agreement.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	The amount represents fair value of derivative instruments subject to credit contracts risk exposure as of March 31, 2012.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally for securities actively traded on a regulated securities exchange and for open-end mutual funds which trade at daily net asset value.

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Non-Residential Mortgage-Backed Security	$—	$444,696	$—
Residential Mortgage-Backed Securities	—	832,335	—
Bank Loans	—	65,390,034	822,141
Collateralized Mortgage Obligations	—	2,647,188	—
Corporate Bonds	—	2,088,128,163	71,802
Common Stocks	2,188,724	—	500
Preferred Stocks	—	—	90,005
Warrants	100,731	18,086	56
Affiliated Mutual Funds	739,186,830	—	—
Other Financial Instruments*
Credit Default Swap Agreements	—	3,498,204	—

Total	$741,476,285	$2,160,958,706	$984,504

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

Jennison 20/20 Focus Portfolio

Schedule of Investments

as of March 31, 2012 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.7%
COMMON STOCKS
Aerospace & Defense — 2.9%
Precision Castparts Corp.	83,453	$ 14,429,024

Auto Components — 2.8%
Lear Corp.	303,837	14,125,382

Biotechnology — 4.1%
Alexion Pharmaceuticals, Inc.*	95,535	8,871,380
Celgene Corp.*	150,219	11,644,977

		20,516,357

Capital Markets — 1.5%
Goldman Sachs Group, Inc. (The)	59,827	7,440,684

Chemicals — 2.8%
Mosaic Co. (The)	253,142	13,996,221

Communications Equipment — 2.0%
QUALCOMM, Inc.	150,366	10,227,895

Computers & Peripherals — 7.5%
Apple, Inc.*	41,208	24,702,959
EMC Corp.*	427,384	12,770,234

		37,473,193

Electronic Equipment & Instruments — 2.7%
Flextronics International Ltd.*	1,885,261	13,630,437

Energy Equipment & Services — 4.2%
Ensco PLC (United Kingdom), ADR	153,719	8,136,347
National Oilwell Varco, Inc.	160,150	12,727,120

		20,863,467

Food Products — 7.5%
Bunge Ltd.	204,655	14,006,588
Kraft Foods, Inc. (Class A Stock)	328,773	12,496,662
Tyson Foods, Inc. (Class A Stock)	576,832	11,046,333

		37,549,583

Healthcare Providers & Services — 2.8%
UnitedHealth Group, Inc.	234,473	13,819,838

Hotels, Restaurants & Leisure — 5.1%
International Game Technology	732,328	12,295,787
Starbucks Corp.	237,021	13,247,104

		25,542,891

Insurance — 2.4%
MetLife, Inc.(a)	328,849	12,282,510

Internet & Catalog Retail — 2.2%
Amazon.com, Inc.*	53,767	10,888,355

Internet Software & Services — 4.5%
Baidu, Inc. (China), ADR*	86,767	12,648,026
LinkedIn Corp. (Class A Stock)*(a)	99,172	10,114,552

		22,762,578

IT Services — 2.5%
Mastercard, Inc. (Class A Stock)	29,891	12,570,361

Media — 7.8%
Comcast Corp. (Class A Stock)(a)	460,882	13,831,069
Liberty Global, Inc., Ser. C*	269,875	12,924,314
Viacom, Inc. (Class B Stock)	254,233	12,065,898

		38,821,281

Metals & Mining — 4.3%
Freeport-McMoRan Copper & Gold, Inc.	301,681	11,475,945
Kinross Gold Corp.	1,004,974	9,838,696

		21,314,641

Oil, Gas & Consumable Fuels — 6.4%
Anadarko Petroleum Corp.	169,761	13,299,077

Southwestern Energy Co.*	169,332	5,181,559
Suncor Energy, Inc.	413,684	13,527,467

		32,008,103

Personal Products — 2.5%
Estee Lauder Cos., Inc. (The) (Class A Stock)	202,033	12,513,924

Pharmaceuticals — 6.4%
Allergan, Inc.	133,722	12,761,090
Novo Nordisk A/S (Denmark), ADR	85,967	11,924,483
Shire PLC (Ireland), ADR	78,281	7,417,125

		32,102,698

Software — 2.6%
Salesforce.com, Inc.*(a)	84,678	13,083,598

Specialty Retail — 2.7%
Staples, Inc.	822,369	13,305,930

Textiles, Apparel & Luxury Goods — 4.9%
Lululemon Athletica, Inc.*(a)	164,051	12,251,329
Ralph Lauren Corp.	70,995	12,376,558

		24,627,887

Wireless Telecommunication Services — 3.6%
MetroPCS Communications, Inc.*	1,116,429	10,070,190
NII Holdings, Inc.*(a)	439,691	8,050,742

		18,120,932

TOTAL LONG-TERM INVESTMENTS (cost $384,576,622)		494,017,770

SHORT-TERM INVESTMENT — 12.3%
Affiliated Money Market Mutual Fund
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $61,688,131; includes $54,274,422 of cash collateral received for securities on loan) (b)(c)	61,688,131	61,688,131

TOTAL INVESTMENTS — 111.0% (cost $446,264,753)		555,705,901
LIABILITIES IN EXCESS OF OTHER ASSETS — (11.0)%		(55,127,973)

NET ASSETS — 100.0%		$500,577,928

The following abbreviation is used in portfolio descriptions:

ADR	American Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $53,292,691; cash collateral of $54,274,422 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally for securities actively traded on a regulated securities exchange and for open-end mutual funds which trade at daily net asset value.

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$494,017,770	$—	$—
Affiliated Money Market Mutual Fund	61,688,131	—	—

Total	$555,705,901	$—	$—

Jennison Portfolio

Schedule of Investments

as of March 31, 2012 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.8%
COMMON STOCKS
Aerospace & Defense — 5.0%
Boeing Co. (The)	251,728	$ 18,721,011
Precision Castparts Corp.	174,784	30,220,154
United Technologies Corp.	228,452	18,947,809

		67,888,974

Auto Components — 0.9%
BorgWarner, Inc.*(a)	144,581	12,193,962

Automobiles — 1.9%
Bayerische Motoren Werke AG (Germany)	106,110	9,542,668
Harley-Davidson, Inc.	326,660	16,032,473

		25,575,141

Biotechnology — 3.3%
Alexion Pharmaceuticals, Inc.*	172,640	16,031,351
Celgene Corp.*	246,241	19,088,602
Vertex Pharmaceuticals, Inc.*	239,502	9,821,977

		44,941,930

Capital Markets — 2.4%
Goldman Sachs Group, Inc. (The)	260,335	32,377,864

Chemicals — 1.5%
Monsanto Co.	255,111	20,347,653

Communications Equipment — 2.2%
Juniper Networks, Inc.*	429,294	9,822,247
QUALCOMM, Inc.	300,405	20,433,548

		30,255,795

Computers & Peripherals — 10.4%
Apple, Inc.*	152,512	91,426,369
EMC Corp.*	1,053,580	31,480,970
NetApp, Inc.*	414,924	18,576,148

		141,483,487

Consumer Finance — 1.4%
American Express Co.	331,629	19,188,054

Electrical Equipment — 0.5%
Roper Industries, Inc.	66,583	6,602,370

Energy Equipment & Services — 2.1%
National Oilwell Varco, Inc.	198,123	15,744,835
Schlumberger Ltd.	178,513	12,483,414

		28,228,249

Food & Staples Retailing — 3.1%
Costco Wholesale Corp.	239,787	21,772,660
Whole Foods Market, Inc.	243,383	20,249,465

		42,022,125

Food Products — 1.1%
Mead Johnson Nutrition Co.	183,800	15,159,824

Healthcare Providers & Services — 2.5%
Express Scripts, Inc.*(a)	247,158	13,391,021
UnitedHealth Group, Inc.	353,680	20,845,899

		34,236,920

Hotels, Restaurants & Leisure — 6.4%
Chipotle Mexican Grill, Inc.*(a)	45,282	18,927,876
Dunkin’ Brands Group, Inc.(a)	308,019	9,274,452
McDonald’s Corp.	210,889	20,688,211
Panera Bread Co. (Class A Stock)*	41,155	6,622,662
Starbucks Corp.	568,767	31,788,388

		87,301,589

Internet & Catalog Retail — 3.8%
Amazon.com, Inc.*	154,351	31,257,621
priceline.com, Inc.*(a)	28,297	20,303,097

		51,560,718

Internet Software & Services — 6.2%
Baidu, Inc. (China), ADR*	175,072	25,520,245
Google, Inc. (Class A Stock)*	44,329	28,425,528
Linkedin Corp. (Class A Stock)*(a)	161,268	16,447,723
Tencent Holdings Ltd. (China)	475,221	13,255,065
Youku, Inc. (China), ADR*(a)	57,236	1,258,620

		84,907,181

IT Services — 7.0%
Cognizant Technology Solutions Corp. (Class A Stock)*	132,395	10,187,795
International Business Machines Corp.	126,657	26,426,983
Mastercard, Inc. (Class A Stock)	91,089	38,306,568
Visa, Inc. (Class A Stock)	167,439	19,757,802

		94,679,148

Life Sciences Tools & Services — 2.3%
Agilent Technologies, Inc.	455,944	20,294,068
Illumina, Inc.*	198,935	10,465,970

		30,760,038

Media — 1.2%
Walt Disney Co. (The)	371,552	16,266,547

Oil, Gas & Consumable Fuels — 3.9%
Anadarko Petroleum Corp.	185,997	14,571,005
Concho Resources, Inc.*	132,246	13,499,672
EOG Resources, Inc.	104,292	11,586,841
Occidental Petroleum Corp.	136,302	12,980,039

		52,637,557

Personal Products — 1.5%
Estee Lauder Cos., Inc. (The) (Class A Stock)	331,619	20,540,481

Pharmaceuticals — 5.9%
Allergan, Inc.	236,894	22,606,794
Bristol-Myers Squibb Co.	404,705	13,658,794
NOVO Nordisk A/S (Denmark), ADR	172,257	23,893,769
Shire PLC (Ireland), ADR	217,839	20,640,245

		80,799,602

Real Estate Investment Trusts — 1.4%
American Tower Corp.	301,808	19,019,940

Road & Rail — 1.3%
Union Pacific Corp.	158,993	17,088,568

Semiconductors & Semiconductor Equipment — 2.1%
Altera Corp.	282,431	11,246,402
ARM Holdings PLC (United Kingdom), ADR(a)	235,449	6,660,852
Avago Technologies Ltd.	281,678	10,976,992

		28,884,246

Software — 6.0%
Oracle Corp.	469,143	13,680,210
Red Hat, Inc.*	334,807	20,051,591
Salesforce.com, Inc.*(a)	158,087	24,426,023
VMware, Inc. (Class A Stock)*	214,776	24,134,379

		82,292,203

Specialty Retail — 3.3%
Inditex SA (Spain)	213,699	20,469,548
Lowe’s Cos., Inc.	556,014	17,447,719
Tiffany & Co.	96,190	6,649,615

		44,566,882

Textiles, Apparel & Luxury Goods — 7.6%
Burberry Group PLC (United Kingdom)	573,093	13,722,332
Coach, Inc.	195,002	15,069,755
Fossil, Inc.*(a)	84,646	11,171,579
Lululemon Athletica, Inc.*(a)	216,432	16,163,142
NIKE, Inc. (Class B Stock)	239,051	25,922,690
Ralph Lauren Corp.	123,579	21,543,527

		103,593,025

Wireless Telecommunication Services — 0.6%
Crown Castle International Corp.*(a)	146,733	7,826,738

TOTAL LONG-TERM INVESTMENTS (cost $830,953,743)		1,343,226,811

SHORT-TERM INVESTMENT — 9.8%
Affiliated Money Market Mutual Fund
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $132,513,933; includes $114,220,153 of cash collateral received for securities on loan)(b)(c)	132,513,933	132,513,933

TOTAL INVESTMENTS — 108.6% (cost $963,467,676)		1,475,740,744
LIABILITIES IN EXCESS OF OTHER ASSETS — (8.6)%		(116,578,228)

NET ASSETS — 100.0%		$ 1,359,162,516

The following abbreviation is used in portfolio descriptions:

ADR	American Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $111,569,036; cash collateral of $114,220,153 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally for securities actively traded on a regulated securities exchange and for open-end mutual funds which trade at daily net asset value.

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$1,343,226,811	$—	$—
Affiliated Money Market Mutual Fund	132,513,933	—	—

Total	$1,475,740,744	$—	$—

Money Market Portfolio

Schedule of Investments

as of March 31, 2012 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Certificates of Deposit — 9.2%
Bank of Nova Scotia(a)	0.392%	05/10/12	$ 7,000	$ 7,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd.	0.420%	04/23/12	15,000	15,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd.	0.540%	04/30/12	7,000	7,000,338
Barclays Bank PLC	0.812%	08/02/12	7,000	7,000,000
Branch Banking & Trust Co.	0.310%	06/07/12	3,000	3,000,000
Canadian Imperial Bank of Commerce(a)	0.613%	01/30/13	6,000	6,000,000
Canadian Imperial Bank of Commerce(a)	0.793%	11/21/12	3,000	3,004,842
Credit Suisse NY(a)	0.953%	01/30/13	6,000	6,000,000
Lloyds TSB Bank PLC	0.520%	04/26/12	7,000	7,000,000
Norinchukin Bank (New York Branch)	0.230%	04/10/12	6,000	6,000,000
Rabobank Nederland	0.660%	07/30/12	4,000	4,000,000
Royal Bank of Canada(a)	0.610%	01/25/13	6,000	6,000,000
Skandinaviska Enskilda Banken AB	0.530%	05/14/12	6,000	6,000,000
Societe Generale	0.330%	04/03/12	5,000	5,000,000
Svenska Handelsbanken NY	0.310%	04/18/12	3,000	3,000,000

				91,005,180

Commercial Paper — 18.7%
ABN Amro Funding USA LLC, 144A(b)	0.476%	05/14/12	8,000	7,995,461
AXA Financial Inc., 144A(b)	0.350%	04/05/12	2,000	1,999,922
BHP Billiton Finance (USA) Ltd., 144A(b)	0.200%	05/10/12	1,000	999,783
BHP Billiton Finance (USA) Ltd., 144A(b)	0.200%	05/16/12	10,000	9,997,500
Commonwealth Bank of Australia, 144A(a)	0.517%	06/22/12	4,000	3,999,314
Credit Agricole North America, Inc.(b)	0.310%	04/05/12	5,000	4,999,828
DNB Bank ASA, 144A(b)	0.315%	04/18/12	5,000	4,999,256
DNB Bank ASA, 144A(b)	0.526%	09/12/12	6,000	5,985,650
DNB Bank ASA, 144A(a)	0.534%	09/14/12	4,000	4,000,000
Electricite de France, 144A(b)	0.330%	04/05/12	2,000	1,999,927
Electricite de France, 144A(b)	0.400%	04/19/12	2,000	1,999,600
Electricite de France, 144A(b)	0.425%	05/02/12	3,000	2,998,902
Electricite de France, 144A(b)	0.430%	05/23/12	2,000	1,998,758
GDF Suez, 144A(b)	0.260%	05/08/12	2,000	1,999,466
GDF Suez, 144A(b)	0.260%	05/09/12	6,000	5,998,353
HSBC USA, Inc.(b)	0.270%	05/18/12	7,000	6,997,533
HSBC USA, Inc.(b)	0.270%	05/21/12	4,000	3,998,500
ING (U.S.) Funding LLC(b)	0.551%	04/23/12	3,000	2,998,992
ING (U.S.) Funding LLC(b)	0.551%	04/24/12	7,000	6,997,540
International Bank for Reconstruction & Development(b)	0.140%	06/11/12	7,000	6,998,067
JPMorgan Chase & Co.(a)	0.292%	09/12/12	9,000	9,000,000
Philip Morris International, Inc., 144A(b)	0.200%	05/02/12	4,000	3,999,311
Philip Morris International, Inc., 144A(b)	0.200%	05/04/12	3,000	2,999,450
PNC Bank National Association(b)	0.230%	06/18/12	9,000	8,995,515
Rabobank USA Financial Corp.(b)	0.501%	05/01/12	11,000	10,995,417
Schlumberger Holdings Corp., 144A(b)	0.150%	04/10/12	3,000	2,999,888
Schlumberger Holdings Corp., 144A(b)	0.200%	04/12/12	10,000	9,999,389
Skandinaviska Enskilda Banken AB, 144A(b)	0.430%	04/04/12	3,000	2,999,892
Standard Chartered Bank, 144A(b)	0.531%	04/17/12	2,000	1,999,529
Standard Chartered Bank, 144A(b)	0.611%	06/11/12	6,000	5,992,782
State Street Corp.(b)	0.200%	06/01/12	4,000	3,998,644
Sumitomo Mitsui Banking Corp., 144A(b)	0.451%	04/16/12	9,000	8,998,312
Svenska Handelsbanken, Inc., 144A(b)	0.420%	04/12/12	6,000	5,999,230
Swedbank AB(b)	0.551%	05/09/12	5,000	4,997,097
US Bank NA	0.150%	04/30/12	10,000	10,000,000

				183,936,808

Other Corporate Obligations — 2.8%
Bank of Nova Scotia(a)	0.619%	01/11/13	3,000	2,998,974
Commonwealth Bank of Australia, Sr. Notes, 144A, MTN(a)	0.853%	04/27/12	5,000	5,002,249
MetLife Institutional Funding II, Sec’d. Notes, 144A (a)(c)	0.740%	04/03/13	10,000	10,000,000
New York Life Global Funding, Notes, 144A(a)	0.543%	08/22/12	1,000	1,000,244
Nordea Bank Finland PLC NY(a)	0.877%	04/13/12	1,780	1,780,282
Toyota Motor Credit Corp., Notes, MTN(a)	0.720%	11/09/12	3,500	3,500,000
Toyota Motor Credit Corp., Unsec’d. Notes, MTN(a)	0.713%	04/03/13	3,500	3,500,000

				27,781,749

Other Instruments — Agency Bonds — 2.7%
Bank of America Corp., FDIC Gtd. Notes, MTN	2.100%	04/30/12	6,280	6,290,082
Bank of America Corp., FDIC Gtd. Notes, MTN	2.375%	06/22/12	2,600	2,612,904

Bank of America Corp., FDIC Gtd. Notes, MTN	3.125%	06/15/12	5,000	5,029,316
Citibank NA, FDIC Gtd. Notes	1.875%	05/07/12	2,000	2,003,517
Citibank NA, FDIC Gtd. Notes	1.875%	06/04/12	3,000	3,009,242
Goldman Sachs Group, Inc. (The), FDIC Gtd. Notes	3.250%	06/15/12	3,000	3,019,326
JPMorgan Chase & Co., FDIC Gtd. Notes(a)	0.704%	06/15/12	5,000	5,005,763

				26,970,150

Time Deposit — 0.7%
US Bank NA	0.150%	04/02/12	7,000	7,000,000

U.S. Government Agencies — 33.9%
Federal Home Loan Bank(b)	0.070%	05/21/12	8,000	7,999,222
Federal Home Loan Bank(b)	0.070%	05/24/12	15,000	14,998,454
Federal Home Loan Bank(b)	0.070%	06/01/12	29,000	28,996,560
Federal Home Loan Bank(b)	0.085%	05/18/12	6,000	5,999,334
Federal Home Loan Bank(b)	0.097%	04/09/12	32,000	31,999,313
Federal Home Loan Bank(b)	0.100%	04/13/12	2,000	1,999,933
Federal Home Loan Bank(b)	0.100%	04/20/12	5,000	4,999,736
Federal Home Loan Bank	0.110%	04/23/12	3,000	2,999,976
Federal Home Loan Bank(b)	0.110%	08/01/12	9,000	8,996,645
Federal Home Loan Bank(b)	0.120%	05/16/12	4,000	3,999,400
Federal Home Loan Bank(b)	0.140%	05/23/12	5,000	4,998,989
Federal Home Loan Bank(b)	0.160%	05/15/12	10,000	9,998,045
Federal Home Loan Bank(b)	0.160%	06/15/12	11,500	11,496,167
Federal Home Loan Bank	0.200%	05/11/12	9,000	8,999,771
Federal Home Loan Mortgage Corp.(b)	0.030%	04/25/12	5,000	4,999,900
Federal Home Loan Mortgage Corp.(b)	0.040%	05/22/12	10,000	9,999,433
Federal Home Loan Mortgage Corp.(b)	0.065%	06/12/12	6,000	5,999,220
Federal Home Loan Mortgage Corp.(b)	0.070%	07/05/12	6,000	5,998,892
Federal Home Loan Mortgage Corp.(b)	0.080%	07/11/12	4,000	3,999,102
Federal Home Loan Mortgage Corp.(b)	0.090%	05/25/12	4,000	3,999,460
Federal Home Loan Mortgage Corp.(b)	0.090%	06/13/12	12,000	11,997,810
Federal Home Loan Mortgage Corp.(b)	0.100%	04/02/12	20,000	19,999,945
Federal Home Loan Mortgage Corp.(b)	0.100%	06/06/12	4,000	3,999,267
Federal Home Loan Mortgage Corp.(b)	0.120%	07/25/12	4,000	3,998,467
Federal Home Loan Mortgage Corp.(b)	0.125%	07/24/12	10,000	9,996,042
Federal Home Loan Mortgage Corp.(b)	0.130%	08/08/12	6,000	5,997,205
Federal Home Loan Mortgage Corp.(b)	0.130%	08/22/12	15,000	14,992,254
Federal Home Loan Mortgage Corp.	1.750%	06/15/12	15,000	15,050,080
Federal National Mortgage Association(b)	0.030%	04/16/12	11,000	10,999,863
Federal National Mortgage Association(b)	0.030%	04/26/12	4,000	3,999,917
Federal National Mortgage Association(b)	0.060%	05/07/12	6,000	5,999,640
Federal National Mortgage Association(b)	0.070%	06/18/12	10,000	9,998,483
Federal National Mortgage Association(b)	0.100%	06/01/12	15,000	14,997,458
Federal National Mortgage Association(b)	0.101%	04/25/12	11,000	10,999,267
Federal National Mortgage Association(a)	0.262%	08/23/12	7,000	7,001,855

				333,505,105

U.S. Treasury Securities — 7.9%
U.S. Treasury Bill(b)	0.070%	07/19/12	15,000	14,996,821
U.S. Treasury Bill(b)	0.105%	05/17/12	6,000	5,999,199
U.S. Treasury Bill(b)	0.107%	07/12/12	4,000	3,998,787
U.S. Treasury Bill(b)	0.110%	04/26/12	6,000	5,999,542
U.S. Treasury Bill(b)	0.145%	08/16/12	6,000	5,996,689
U.S. Treasury Bill(b)	0.155%	04/19/12	11,000	10,999,150
U.S. Treasury Note	1.875%	06/15/12	5,000	5,018,346
U.S. Treasury Note	4.125%	08/31/12	15,000	15,249,435
U.S. Treasury Note	4.625%	07/31/12	9,000	9,135,062

				77,393,031

Repurchase Agreements(d) — 25.2%
Barclays Capital, Inc., 0.170%, dated 03/19/12, due 04/19/12 in the amount of $20,002,928 (cost $20,000,000)(e)	0.170%	04/19/12	20,000	20,000,000
Barclays Capital, Inc., 0.180%, dated 03/26/12, due 04/02/12 in the amount of $18,000,630 (cost $18,000,000)	0.180%	04/02/12	18,000	18,000,000
BNP Paribas Securities Corp., 0.160%, dated 03/30/12, due 04/05/12 in the amount of $12,000,320 (cost $12,000,000)	0.160%	04/05/12	12,000	12,000,000
BNP Paribas Securities Corp., 0.170%, dated 03/28/12, due 04/04/12 in the amount of $12,000,397 (cost $12,000,000)	0.170%	04/04/12	12,000	12,000,000
BNP Paribas Securities Corp., 0.180%, dated 03/26/12, due 04/02/12 in the amount of $15,000,525 (cost $15,000,000)	0.180%	04/02/12	15,000	15,000,000
BNP Paribas Securities Corp., 0.180%, dated 03/27/12, due 04/03/12 in the amount of $14,000,490 (cost $14,000,000)	0.180%	04/03/12	14,000	14,000,000

Credit Suisse Securities Corp., 0.160%, dated 03/22/12, due 04/23/12 in the amount of $9,001,280 (cost $9,000,000)(e)	0.160%	04/23/12	9,000	9,000,000
Credit Suisse Securities Corp., 0.180%, dated 03/19/12, due 04/19/12 in the amount of $12,001,860 (cost $12,000,000)(e)	0.180%	04/19/12	12,000	12,000,000
Deutsche Bank Securities, Inc., 0.160%, dated 03/27/12, due 04/03/12 in the amount of $17,000,529 (cost $17,000,000)	0.160%	04/03/12	17,000	17,000,000
Goldman Sachs & Co., 0.200%, dated 03/30/12, due 04/03/12 in the amount of $24,000,533 (cost $24,000,000)	0.200%	04/03/12	24,000	24,000,000
Goldman Sachs & Co., 0.200%, dated 03/28/12, due 04/04/12 in the amount of $12,000,467 (cost $12,000,000)	0.200%	04/04/12	12,000	12,000,000
Goldman Sachs & Co., 0.200%, dated 03/29/12, due 04/05/12 in the amount of $12,000,467 (cost $12,000,000)	0.200%	04/05/12	12,000	12,000,000
HSBC Securities (USA), Inc. 0.180%, dated 03/30/12, due 04/02/12 in the amount of $23,497,352 (cost $23,497,000)	0.180%	04/02/12	23,497	23,497,000
UBS Securities LLC, 0.140%, dated 03/29/12, due 04/05/12 in the amount of $12,000,327 (cost $12,000,000)	0.140%	04/05/12	12,000	12,000,000
UBS Securities LLC, 0.180%, dated 03/27/12, due 04/03/12 in the amount $12,000,420 (cost $12,000,000)	0.180%	04/03/12	12,000	12,000,000
UBS Securities LLC, 0.180%, dated 03/28/12, due 04/04/12 in the amount of $12,000,420 (cost $12,000,000)	0.180%	04/04/12	12,000	12,000,000
UBS Securities LLC, 0.190%, dated 03/26/12, due 04/02/12 in the amount of $12,000,443 (cost $12,000,000)	0.190%	04/02/12	12,000	12,000,000

				248,497,000

TOTAL INVESTMENTS — 101.1% (amortized cost $996,089,023)				996,089,023
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.1)%				(10,972,376)

NET ASSETS — 100.0%				$985,116,647

The following abbreviations are used in portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
FDIC	Federal Deposit Insurance Corp.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
MTN	Medium Term Note

(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2012.
(b)	Rate quoted represents yield-to-maturity as of purchase date.
(c)	Rate shown reflects the effective yield at March 31, 2012.
(d)	Repurchase agreements are collateralized by FNMA (coupon rates 2.50%-7.00%, maturity dates 12/01/24-04/01/42), FHLMC (coupon rates 3.50%-5.50%, maturity dates 12/01/37-04/01/42), GNMA (coupon rates 4.00%-5.00%, maturity dates 07/20/40-08/20/41) and U.S. Treasury Security (coupon rate 0.375%, maturity date 11/15/14), with the aggregate value, including accrued interest, of $253,570,754.
(e)	Indicates a security that has been deemed illiquid.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally for securities actively traded on a regulated securities exchange and for open-end mutual funds which trade at daily net asset value.

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Certificates of Deposit	$—	$91,005,180	$—
Commercial Paper	—	183,936,808	—
Other Corporate Obligations	—	27,781,749	—
Other Instruments — Agency Bonds	—	26,970,150	—
Time Deposit	—	7,000,000	—
U.S. Government Agencies	—	333,505,105	—
U.S. Treasury Securities	—	77,393,031	—
Repurchase Agreements	—	248,497,000	—

Total	$—	$996,089,023	$—

Natural Resources Portfolio

Schedule of Investments

as of March 31, 2012 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.0%
COMMON STOCKS — 96.7%
Chemicals — 1.8%
Celanese Corp., Ser. A	13,114	$ 605,605
Mosaic Co. (The)	173,755	9,606,914
Neo Material Technologies, Inc. (Canada)*	277,051	3,116,459
Potash Corp. of Saskatchewan, Inc.	108,992	4,979,844

		18,308,822

Construction Materials — 1.8%
Holcim Ltd. (Switzerland)	19,609	1,279,462
Indocement Tunggal Prakarsa Tbk PT (Indonesia)	3,831,451	7,730,782
Semen Gresik Persero Tbk PT (Indonesia)	6,332,998	8,484,167
Vulcan Materials Co.	29,896	1,277,456

		18,771,867

Energy Equipment & Services — 22.6%
Baker Hughes, Inc.	18,613	780,629
Cameron International Corp.*	483,666	25,552,075
Core Laboratories NV	66,358	8,730,722
Dresser-Rand Group, Inc.*	197,502	9,162,118
Dril-Quip, Inc.*	259,815	16,893,171
Ensco PLC (United Kingdom), ADR	238,178	12,606,762
FMC Technologies, Inc.*(a)	269,212	13,573,669
Halliburton Co.	637,850	21,170,241
Helmerich & Payne, Inc.(a)	190,056	10,253,521
Key Energy Services, Inc.*	765,744	11,830,745
Lufkin Industries, Inc.	129,100	10,411,915
Nabors Industries Ltd.*	77,837	1,361,369
National Oilwell Varco, Inc.(a)	393,913	31,304,266
Noble Corp.	31,563	1,182,666
OSX Brasil SA (Brazil), 144A*	409,350	3,677,636
Patterson-UTI Energy, Inc.	519,942	8,989,797
Rowan Cos., Inc.*	447,869	14,748,326
Saipem SpA (Italy)	27,836	1,437,854
Schlumberger Ltd.	332,097	23,223,543
Superior Energy Services, Inc.*	39,074	1,029,991
Technip SA (France)	12,301	1,449,136
Tenaris SA (Luxembourg), ADR	28,176	1,077,168
Weatherford International Ltd.*	68,335	1,031,175

		231,478,495

Food Products — 0.3%
Adecoagro SA*	256,842	2,776,462
Agrenco Ltd. (Brazil), 144A*	1,166,700	204,521

		2,980,983

Metals & Mining — 25.3%
African Rainbow Minerals Ltd. (South Africa)	302,040	7,151,548
Agnico-Eagle Mines Ltd.	31,712	1,058,547
Alacer Gold Corp.*	818,604	6,967,716
Alamos Gold, Inc. (Canada)(a)	432,092	7,931,831
Alcoa, Inc.(a)	93,883	940,708
Allegheny Technologies, Inc.	4,081	168,015
AXMIN, Inc. (Canada)*	155,620	79,569
Barrick Gold Corp.	23,838	1,036,476
BHP Billiton Ltd. (Australia), ADR	189,943	13,751,873
Cia de Minas Buenaventura SA (Peru), ADR(a)	296,985	11,971,465
Cliffs Natural Resources, Inc.(a)	253,171	17,534,623
Detour Gold Corp. (Canada)*	153,028	3,815,536
Eldorado Gold Corp. (Canada)	1,578,726	21,683,840
First Quantum Minerals Ltd. (Canada)	928,126	17,698,087
First Uranium Corp. (South Africa), 144A*	400,000	60,153
Freeport-McMoRan Copper & Gold, Inc.	425,453	16,184,232

Gabriel Resources Ltd. (Canada)*(a)	600,701	2,824,490
Gold Reserve, Inc. (NYSE)*	121,100	481,978
Gold Reserve, Inc. (TSX)*	124,300	497,225
Goldcorp, Inc.	23,630	1,064,768
Highland Gold Mining Ltd. (United Kingdom)	195,600	413,757
Iamgold Corp. (Canada)	62,364	830,311
Iluka Resources Ltd. (Australia)	60,575	1,116,263
Impala Platinum Holdings Ltd. (South Africa), ADR(a)	330,506	6,501,053
Kinross Gold Corp.	801,186	7,843,611
Nevsun Resources Ltd. (Canada)	519,239	1,915,685
Newcrest Mining Ltd. (Australia)	296,009	9,100,516
Newmont Mining Corp.	15,643	802,017
Northern Dynasty Minerals Ltd.*(a)	399,636	2,429,787
Nucor Corp.	26,447	1,135,899
Pan American Silver Corp. (Canada)(a)	118,954	2,624,871
Pan American Silver Corp.(a)	252,390	5,567,723
Pilot Gold, Inc. (Canada)*	110,875	201,197
Platinum Group Metals Ltd.*(a)	1,234,422	1,814,600
Platmin Ltd., Private Placement (South Africa), 144A (original cost $1,102,975; purchased 11/27/2007)*(b)(c)	129,100	10,783
Randgold Resources Ltd. (Jersey Islands), ADR	198,133	17,431,741
Reliance Steel & Aluminum Co.	175,677	9,922,237
Rio Tinto PLC (United Kingdom), ADR(a)	219,019	12,175,266
Seabridge Gold, Inc.*(a)	123,150	2,474,084
SEMAFO, Inc. (Canada), 144A	1,126,530	6,008,461
Silver Wheaton Corp.	303,676	10,082,043
Southern Copper Corp.	158,294	5,019,503
Tahoe Resources, Inc.*	54,907	1,157,096
Tahoe Resources, Inc., 144A*	116,000	2,444,553
Teck Resources Ltd. (Canada) (Class B Stock)	7,304	260,760
United States Steel Corp.(a)	39,381	1,156,620
Vedanta Resources PLC (United Kingdom)	8,751	171,885
Walter Energy, Inc.	14,173	839,183
Western Areas NL (Australia)(a)	354,812	1,992,025
Xstrata PLC (Switzerland)	728,963	12,452,535
Yamana Gold, Inc.	62,166	971,033

		259,769,778

Oil, Gas & Consumable Fuels — 44.9%
Adaro Energy TBK PT (Indonesia)	32,472,696	6,853,926
Advantage Oil & Gas Ltd. REG D (Canada)*	332,000	1,115,043
Anadarko Petroleum Corp.	290,063	22,723,535
Apache Corp.	160,787	16,149,446
Arch Coal, Inc.	45,190	483,985
Bankers Petroleum Ltd. (Canada)*(a)	1,036,124	4,279,744
Berry Petroleum Co. (Class A Stock)(a)	215,074	10,136,438
BG Group PLC (United Kingdom)	587,482	13,606,429
Bill Barrett Corp.*(a)	104,137	2,708,603
Bonavista Energy Corp. (Canada)	173,994	3,523,664
Cabot Oil & Gas Corp.	31,496	981,730
Cairn Energy PLC (United Kingdom)	131,498	679,575
Cameco Corp. (Canada)	34,685	744,504
Canadian Oil Sands Ltd. (Canada)	43,008	907,202
Carrizo Oil & Gas, Inc.*(a)	320,405	9,054,645
Chesapeake Energy Corp.(a)	48,555	1,125,019
Cimarex Energy Co.	196,714	14,846,006
Cobalt International Energy, Inc.*	591,844	17,773,075
Concho Resources, Inc.*	265,400	27,092,032
Consol Energy, Inc.	291,016	9,923,646
Continental Resources, Inc.*(a)	13,449	1,154,193
Denbury Resources, Inc.*	825,609	15,050,852

Devon Energy Corp.	17,314	1,231,372
Energy XXI Bermuda Ltd.*(a)	181,954	6,570,359
EOG Resources, Inc.	140,745	15,636,770
EQT Corp.	22,263	1,073,299
Far East Energy Corp.*	4,866,388	1,264,774
FX Energy, Inc.*	199,243	1,083,882
Hess Corp.	166,835	9,834,923
HollyFrontier Corp.	499,360	16,054,424
HRT Participacoes EM Petroleo SA (Brazil)*	2,476	857,584
HRT Particpacoes EM Petroleo SA (Brazil), 144A*	3,700	1,281,526
Kodiak Oil & Gas Corp.*(a)	828,679	8,253,643
Kosmos Energy Ltd.*	333,894	4,420,757
Laredo Petroleum Holdings, Inc.*	204,180	4,785,979
Linc Energy Ltd. (Australia), 144A*	1,570,292	1,870,577
Marathon Petroleum Corp.	297,894	12,916,684
MEG Energy Corp. (Canada), 144A*	131,600	5,074,275
Murphy Oil Corp.	19,213	1,081,116
Newfield Exploration Co.*	178,852	6,202,587
Niko Resources Ltd. (Canada)	70,958	2,496,282
Noble Energy, Inc.	264,312	25,844,427
Occidental Petroleum Corp.	215,562	20,527,969
OGX Petroleo e Gas Participacoes SA (Brazil)*	1,742,462	14,432,620
Oil Search Ltd. (Papua New Guinea)	1,026,146	7,408,651
Pacific Rubiales Energy Corp. (Canada)	408,901	11,945,837
Pioneer Natural Resources Co.	11,376	1,269,448
Plains Exploration & Production Co.*	24,162	1,030,509
QGEP Participacoes SA (Brazil)(b)	156,526	1,122,422
QGEP Participacoes SA (Brazil), 144A(b)	413,300	2,963,706
Quicksilver Resources, Inc.*(a)	808,410	4,074,386
Range Resources Corp.	15,126	879,426
Rosetta Resources, Inc.*(a)	206,491	10,068,501
Sanchez Energy Corp.*(a)	147,400	3,309,130
Southwestern Energy Co.*	482,608	14,767,805
Suncor Energy, Inc.	410,517	13,423,906
Sunoco, Inc.	25,301	965,233
Talisman Energy, Inc.	951,950	11,994,570
Trident Resources Corp., Private Placement (original cost $9,770,532; purchased 6/30/2010)*(b)(c)	24,233	12,749,833
Ultra Petroleum Corp.*(a)	30,613	692,772
Whiting Petroleum Corp.*	295,753	16,059,388
Williams Cos., Inc. (The)	7,660	236,005
Woodside Petroleum Ltd. (Australia)	24,502	883,492
Zodiac Exploration, Inc. (Canada)*(b)	4,820,909	459,158
Zodiac Exploration, Inc. - D Shares (Canada)*(b)	11,600,000	1,104,817

		461,118,116

TOTAL COMMON STOCKS (cost $713,665,713)		992,428,061

PREFERRED STOCK — 0.3%
Metals & Mining
Iron Co./Manabi, Private Placement, 144A (original cost $3,660,000; purchased 05/25/2011)*(b)(c)	3,660	3,417,691

	Units
RIGHT
Oil, Gas & Consumable Fuels
Trident Resources Corp. CVR, Private Placement (original cost $0; purchased 06/30/2010)*(b)(c)	9,007	— (f)

WARRANT
Metals & Mining
Crystallex International Corp. (Canada), Private Placement expiring 11/04/14 (original cost $0; purchased 11/04/2009)*(b)(c)	221,350	— (f)

TOTAL LONG-TERM INVESTMENTS (cost $717,325,713)		995,845,752

SHORT-TERM INVESTMENT — 13.9%

	Shares
Affiliated Money Market Mutual Fund
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $143,161,834; includes $112,275,116 of cash collateral received for securities on loan)(d)(e)	143,161,834	143,161,834

TOTAL INVESTMENTS — 110.9% (cost $860,487,547)		1,139,007,586
LIABILITIES IN EXCESS OF OTHER ASSETS — (10.9)%		(112,098,308)

NET ASSETS — 100.0%		$1,026,909,278

The following abbreviations are used in portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ADR	American Depositary Receipt
CVR	Contingent Value Rights
NYSE	New York Stock Exchange
TSX	Toronto Stock Exchange

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $109,371,603; cash collateral of $112,275,116 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Indicates a security that has been deemed illiquid.
(c)	Indicates a restricted security; the aggregate original cost of such securities is $14,533,507. The aggregate value of $16,178,307 is approximately 1.6% of net assets.
(d)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(e)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(f)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of March 31, 2012.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally for securities actively traded on a regulated securities exchange and for open-end mutual funds which are traded at daily net asset value.

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$979,667,445	$—	$12,760,616
Preferred Stock	—	—	3,417,691
Rights	—	—	—
Warrant	—	—	—
Affiliated Money Market Mutual Fund	143,161,834	—	—

Total	$1,122,829,279	$—	$16,178,307

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Common Stocks	Preferred Stock	Rights	Warrant
Balance as of 12/31/11	$11,958,216	$3,180,742	—	—
Realized gain (loss)	—	—	—	—
Change in unrealized appreciation (depreciation)*	802,400	236,949	—	—
Purchases	—	—	—	—
Sales	—	—	—	—
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	—	—	—	—

Balance as of 3/31/12	$12,760,616	$3,417,691	—	—

*	Of which $1,039,349 was included in Net Assets relating to securities held at the reporting period end.

Included in the table above, under Level 3 securities, are common and preferred stocks and equity rights, that were fair valued using the last traded price or the original cost adjusted for daily changes in indices deemed directly or indirectly correlated to the security. For equity rights received through a bankruptcy distribution, the fair value is determined to be the residual value of the original bonds and other factors impacting the values of securities being issued pursuant to the reorganization. For the common stocks, preferred stock and rights, the securities were private placement and therefore, the prices were a significant unobservable input. For certain warrants received in a private placement offering, the Manager has determined the fair value using the Black Scholes method with adjustment for volatility factor which is deemed to be a significant unobservable input.

Small Capitalization Stock Portfolio

Schedule of Investments

as of March 31, 2012 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.7%
COMMON STOCKS — 98.1%
Aerospace & Defense — 2.1%
AAR Corp.	46,271	$844,446
Aerovironment, Inc.*	20,814	558,023
American Science & Engineering, Inc.	10,316	691,688
Ceradyne, Inc.	27,905	908,587
Cubic Corp.	18,273	863,947
Curtiss-Wright Corp.	53,802	1,991,212
GenCorp, Inc.*(a)	65,575	465,582
Moog, Inc. (Class A Stock)*	51,894	2,225,734
National Presto Industries, Inc.(a)	5,599	424,740
Orbital Sciences Corp.*	67,040	881,576
Teledyne Technologies, Inc.*	42,196	2,660,458

		12,515,993

Air Freight & Logistics — 0.5%
Forward Air Corp.	32,956	1,208,497
HUB Group, Inc. (Class A Stock)*	43,270	1,559,018

		2,767,515

Airlines — 0.3%
Allegiant Travel Co.*(a)	17,294	942,523
SkyWest, Inc.	58,260	643,773

		1,586,296

Auto Components — 0.3%
Drew Industries, Inc.*	21,889	597,789
Spartan Motors, Inc.	37,683	199,343
Standard Motor Products, Inc.	22,499	399,132
Superior Industries International, Inc.	27,218	531,840

		1,728,104

Automobiles — 0.1%
Winnebago Industries, Inc.*(a)	33,331	326,644

Beverages — 0.2%
Boston Beer Co., Inc. (The) (Class A Stock)*(a)	9,925	1,059,891

Biotechnology — 0.8%
ArQule, Inc.*	61,401	430,421
Cubist Pharmaceuticals, Inc.*(a)	72,369	3,129,959
Emergent Biosolutions, Inc.*	28,357	453,712
Momenta Pharmaceuticals, Inc.*	50,700	776,724
Savient Pharmaceuticals, Inc.*(a)	80,958	176,489

		4,967,305

Building Products — 1.2%
A.O. Smith Corp.	44,384	1,995,061
AAON, Inc.	21,584	435,781
Apogee Enterprises, Inc.	31,138	403,237
Gibraltar Industries, Inc.*	34,968	529,765
Griffon Corp.	52,929	566,340
NCI Building Systems, Inc.*	22,418	258,031
Quanex Building Products Corp.	41,588	733,196
Simpson Manufacturing Co., Inc.	46,683	1,505,527
Universal Forest Products, Inc.	22,564	778,007

		7,204,945

Capital Markets — 1.2%
Calamos Asset Management, Inc. (Class A Stock)	23,000	301,530
Financial Engines, Inc.*(a)	45,200	1,010,672
Investment Technology Group, Inc.*	44,366	530,618
Piper Jaffray Cos.*	17,965	478,228
Prospect Capital Corp.	139,900	1,536,102
Stifel Financial Corp.*	61,730	2,335,863
SWS Group, Inc.	32,826	187,765
Virtus Investment Partners, Inc.*	8,900	763,442

		7,144,220

Chemicals — 2.2%
A. Schulman, Inc.	33,966	917,761

American Vanguard Corp.	26,548	575,826
Balchem Corp.	33,483	1,012,861
Calgon Carbon Corp.*	64,754	1,010,810
Hawkins, Inc.	10,300	383,160
HB Fuller Co.	56,518	1,855,486
Koppers Holdings, Inc.	23,600	910,016
Kraton Performance Polymers, Inc.*	37,100	985,747
LSB Industries, Inc.*	21,300	828,996
OM Group, Inc.*	37,356	1,027,663
PolyOne Corp.	102,202	1,471,709
Quaker Chemical Corp.	14,898	587,726
Stepan Co.	9,585	841,563
Tredegar Corp.	26,835	525,698
Zep, Inc.	25,207	362,981

		13,298,003

Commercial Banks — 5.9%
Bank of The Ozarks, Inc.(a)	33,236	1,038,957
BBCN Bancorp, Inc.*	89,482	995,935
Boston Private Financial Holdings, Inc.	89,302	884,983
City Holding Co.(a)	17,044	591,768
Columbia Banking System, Inc.	45,608	1,038,950
Community Bank System, Inc.	44,996	1,294,985
CVB Financial Corp.	100,600	1,181,044
First Bancorp (Puerto Rico)*	23,372	102,837
First Commonwealth Financial Corp.	120,010	734,461
First Financial Bancorp	66,603	1,152,232
First Financial Bankshares, Inc.(a)	36,239	1,275,975
First Midwest Bancorp, Inc.	85,540	1,024,769
FNB Corp.	159,000	1,920,720
Glacier Bancorp, Inc.	82,073	1,226,171
Hanmi Financial Corp.*	35,336	357,600
Home Bancshares, Inc.	25,752	685,261
Independent Bank Corp.	24,806	712,676
National Penn Bancshares, Inc.	141,276	1,250,293
NBT Bancorp, Inc.	38,210	843,677
Old National Bancorp	107,647	1,414,482
PacWest Bancorp	38,700	940,410
Pinnacle Financial Partners, Inc.*(a)	39,471	724,293
PrivateBancorp, Inc.(a)	68,449	1,038,371
S&T Bancorp, Inc.	32,273	700,001
Simmons First National Corp. (Class A Stock)	19,978	516,032
Sterling Bancorp	35,154	337,127
Susquehanna Bancshares, Inc.	213,709	2,111,445
Texas Capital Bancshares, Inc.*(a)	43,400	1,502,508
Tompkins Financial Corp.	10,164	407,170
UMB Financial Corp.	37,372	1,671,836
Umpqua Holdings Corp.	128,570	1,743,409
United Bankshares, Inc.(a)	52,097	1,503,519
United Community Banks, Inc.*	21,587	210,473
Wilshire Bancorp, Inc.*	67,813	327,537
Wintrust Financial Corp.(a)	41,713	1,492,908

		34,954,815

Commercial Services & Supplies — 2.5%
ABM Industries, Inc.	55,403	1,346,293
Consolidated Graphics, Inc.*	10,057	455,079
Encore Capital Group, Inc.*	25,200	568,260
G&K Services, Inc. (Class A Stock)	21,719	742,790
Geo Group, Inc. (The)*	70,273	1,335,890
Healthcare Services Group, Inc.	76,876	1,635,152
Interface, Inc. (Class A Stock)	65,502	913,753
Mobile Mini, Inc.*	41,897	884,865
Portfolio Recovery Associates, Inc.*	19,819	1,421,419
Standard Register Co. (The)	13,932	17,415
Sykes Enterprises, Inc.*	44,270	699,466
Tetra Tech, Inc.*	72,288	1,905,512
Unifirst Corp.	17,730	1,091,281
United Stationers, Inc.	48,442	1,503,155
Viad Corp.	23,147	449,746

		14,970,076

Communications Equipment — 1.5%
Arris Group, Inc.*	131,211	1,482,684
Bel Fuse, Inc. (Class B Stock)	11,822	208,895
Black Box Corp.	19,893	507,471
Comtech Telecommunications Corp.	22,059	718,682
Digi International, Inc.*	28,964	318,314
Harmonic, Inc.*	133,724	731,470
NETGEAR, Inc.*	43,346	1,655,817
Oplink Communications, Inc.*	22,000	376,200
PC-Tel, Inc.	20,884	138,879
Symmetricom, Inc.*	45,047	259,921
ViaSat, Inc.*	49,315	2,377,476

		8,775,809

Computers & Peripherals — 0.7%
Avid Technology, Inc.*	33,147	364,617
Intermec, Inc.*	57,976	448,154
Intevac, Inc.*	25,744	218,824
Novatel Wireless, Inc.*	36,516	122,329
Stratasys, Inc.*(a)	24,498	894,667
Super Micro Computer, Inc.*	31,800	555,228
Synaptics, Inc.*	37,879	1,382,962

		3,986,781

Construction & Engineering — 0.8%
Aegion Corp.*	44,937	801,227
Comfort Systems USA, Inc.	42,784	466,773
Dycom Industries, Inc.*	38,731	904,756
EMCOR Group, Inc.	76,425	2,118,501
Orion Marine Group, Inc.*	30,100	217,623

		4,508,880

Construction Materials — 0.5%
Eagle Materials, Inc.	51,572	1,792,127
Headwaters, Inc.*	69,568	290,794
Texas Industries, Inc.(a)	32,223	1,128,127

		3,211,048

Consumer Finance — 1.0%
Cash America International, Inc.(a)	33,844	1,622,143
Ezcorp, Inc. (Class A Stock)*	50,211	1,629,598
First Cash Financial Services, Inc.*	33,925	1,455,043
World Acceptance Corp.*(a)	17,052	1,044,435

		5,751,219

Containers & Packaging — 0.1%
Myers Industries, Inc.	38,320	565,220

Distributors — 0.4%
Pool Corp.	54,555	2,041,448
VOXX International Corp. (Class A Stock)*	21,457	290,957

		2,332,405

Diversified Consumer Services — 1.1%
American Public Education, Inc.*(a)	20,533	780,254
Capella Education Co.*	15,686	563,912
Career Education Corp.*	59,400	478,764
Coinstar, Inc.*(a)	34,931	2,219,865
Corinthian Colleges, Inc.*(a)	95,200	394,128
Hillenbrand, Inc.	71,648	1,644,322
Lincoln Educational Services Corp.	25,500	201,705
Universal Technical Institute, Inc.	24,506	323,234

		6,606,184

Diversified Financial Services — 0.1%
Interactive Brokers Group, Inc. (Class A Stock)	44,600	758,200

Diversified Telecommunication Services — 0.4%
Atlantic Tele-Network, Inc.	10,800	392,688
Cbeyond, Inc.*	34,437	275,496
Cincinnati Bell, Inc.*	223,300	897,666
General Communication, Inc. (Class A Stock)*	36,024	314,129
Lumos Networks Corp.	15,421	165,930
Neutral Tandem, Inc.*	36,052	439,474

		2,485,383

Electric Utilities — 1.2%
ALLETE, Inc.	37,997	1,576,496
Central Vermont Public Service Corp.	15,478	544,826
El Paso Electric Co.	45,708	1,485,053
UIL Holdings Corp.	58,211	2,023,414
Unisource Energy Corp.	43,651	1,596,317

		7,226,106

Electrical Equipment — 1.7%
AZZ, Inc.	14,521	749,864
Belden, Inc.	52,812	2,002,103
Brady Corp. (Class A Stock)	60,122	1,944,947
Encore Wire Corp.	22,131	657,955
EnerSys*	55,000	1,905,750
Franklin Electric Co., Inc.	21,700	1,064,819
II-VI, Inc.*	62,862	1,486,686
Powell Industries, Inc.*	10,272	351,816
Vicor Corp.	22,231	177,848

		10,341,788

Electronic Equipment, Instruments & Components — 4.5%
Agilysys, Inc.*	15,032	135,138
Anixter International, Inc.*	31,964	2,318,349
Badger Meter, Inc.	17,507	595,063
Benchmark Electronics, Inc.*	66,110	1,090,154
Brightpoint, Inc.*	78,131	628,955
Checkpoint Systems, Inc.*	45,839	517,064
Cognex Corp.	48,640	2,060,390
CTS Corp.	39,164	412,005
Daktronics, Inc.	41,908	372,562
DTS, Inc.*	18,985	573,727
Electro Scientific Industries, Inc.	27,641	414,891
FARO Technologies, Inc.*	19,284	1,124,836
FEI Co.*(a)	43,512	2,136,874
Insight Enterprises, Inc.*	50,635	1,110,426
Littelfuse, Inc.	24,725	1,550,257
Measurement Specialties, Inc.*	17,300	583,010
Mercury Computer Systems, Inc.*	35,408	469,156
Methode Electronics, Inc.	42,166	391,300
MTS Systems Corp.	18,135	962,787
Newport Corp.*	42,808	758,558
OSI Systems, Inc.*	22,700	1,391,510
Park Electrochemical Corp.	23,944	723,827
Plexus Corp.*	39,920	1,396,801
Pulse Electronics Corp.	45,839	115,056
RadiSys Corp.*	25,935	191,919
Rofin-Sinar Technologies, Inc.*	32,800	864,936
Rogers Corp.*	18,731	725,826
Scansource, Inc.*	31,433	1,173,080
SYNNEX Corp.*	29,850	1,138,479
TTM Technologies, Inc.*	57,289	658,251

		26,585,187

Energy Equipment & Services — 2.5%
Basic Energy Services, Inc.*	33,917	588,460
Bristow Group, Inc.	41,055	1,959,555
Exterran Holdings, Inc.*(a)	71,400	941,766
Gulf Island Fabrication, Inc.	16,577	485,209
Hornbeck Offshore Services, Inc.*	40,215	1,690,236
ION Geophysical Corp.*(a)	146,445	944,570
Lufkin Industries, Inc.	38,258	3,085,508
Matrix Service Co.*	29,573	414,318
OYO Geospace Corp.*	7,300	768,909
Pioneer Drilling Co.*	68,717	604,710
SEACOR Holdings, Inc.*	24,071	2,305,520
Tetra Technologies, Inc.*	88,541	834,056

		14,622,817

Food & Staples Retailing — 1.2%
Andersons, Inc. (The)	21,316	1,037,876
Casey’s General Stores, Inc.	43,765	2,427,207
Nash Finch Co.	13,932	395,947
Spartan Stores, Inc.	26,388	478,151
United Natural Foods, Inc.*	56,193	2,621,965

		6,961,146

Food Products — 2.3%
B&G Foods, Inc.	55,300	1,244,803
Calavo Growers, Inc.(a)	14,490	388,042
Cal-Maine Foods, Inc.(a)	16,595	634,925
Darling International, Inc.*	134,320	2,339,854
Diamond Foods, Inc.	25,357	578,647
Hain Celestial Group, Inc. (The)*	50,915	2,230,586
J&J Snack Foods Corp.	16,618	871,780
Sanderson Farms, Inc.	21,735	1,152,607
Seneca Foods Corp. (Class A Stock)*	10,500	276,570
Snyders-Lance, Inc.	53,816	1,391,144
TreeHouse Foods, Inc.*	41,265	2,455,268

		13,564,226

Gas Utilities — 1.9%
Laclede Group, Inc. (The)	25,814	1,007,262
New Jersey Resources Corp.	47,604	2,121,711
Northwest Natural Gas Co.	30,865	1,401,271
Piedmont Natural Gas Co., Inc.(a)	83,203	2,585,117
South Jersey Industries, Inc.	34,822	1,742,493
Southwest Gas Corp.	52,911	2,261,416

		11,119,270

Healthcare Equipment & Supplies — 3.4%
Abaxis, Inc.*	25,012	728,600
Align Technology, Inc.*	79,157	2,180,775
Analogic Corp.	14,133	954,543
Cantel Medical Corp.	23,475	588,988
CONMED Corp.	32,249	963,278
CryoLife, Inc.*	28,153	148,366
Cyberonics, Inc.*	28,397	1,082,778
Greatbatch, Inc.*	27,044	663,119
Haemonetics Corp.*	28,897	2,013,543
ICU Medical, Inc.*	14,192	697,679
Integra LifeSciences Holdings Corp.*	22,902	794,470
Invacare Corp.	36,202	599,867
Kensey Nash Corp.	9,031	264,247
Meridian Bioscience, Inc.(a)	47,575	922,003
Merit Medical Systems, Inc.*	48,248	599,240
Natus Medical, Inc.*	32,925	392,795
Neogen Corp.*	26,980	1,054,109
NuVasive, Inc.*	48,500	816,740
Palomar Medical Technologies, Inc.*	21,677	202,463
SurModics, Inc.*	16,552	254,404
Symmetry Medical, Inc.*	41,577	293,949
West Pharmaceutical Services, Inc.	38,717	1,646,634
Zoll Medical Corp.*	25,595	2,370,865

		20,233,455

Healthcare Providers & Services — 3.1%
Air Methods Corp.*(a)	12,872	1,123,082
Almost Family, Inc.*	9,452	245,846
Amedisys, Inc.*	33,459	483,817
AMN Healthcare Services, Inc.*	45,999	278,754
AmSurg Corp.*	36,074	1,009,350
Bio-Reference Labs, Inc.*(a)	28,770	676,383
Centene Corp.*	58,408	2,860,240
Chemed Corp.	22,011	1,379,649
Corvel Corp.*	7,445	296,981
Cross Country Healthcare, Inc.*	35,463	177,670
Ensign Group, Inc. (The)	19,000	516,040
Gentiva Health Services, Inc.*	34,192	298,838
Hanger Orthopedic Group, Inc.*	39,009	852,737
Healthways, Inc.*	38,086	280,313
IPC The Hospitalist Co., Inc.*	19,105	705,166
Kindred Healthcare, Inc.*	58,000	501,120
Landauer, Inc.	10,868	576,221
LHC Group, Inc.*	18,098	335,356
Magellan Health Services, Inc.*	31,241	1,524,873
Molina Healthcare, Inc.*	32,722	1,100,441
MWI Veterinary Supply, Inc.*	14,756	1,298,528
PharMerica Corp.*	33,495	416,343
PSS World Medical, Inc.*(a)	58,891	1,492,298

		18,430,046

Healthcare Technology — 0.7%
Computer Programs & Systems, Inc.	12,636	714,187
Medidata Solutions, Inc.*	25,500	679,320
Omnicell, Inc.*	38,122	579,835
Quality Systems, Inc.(a)	45,534	1,991,202

		3,964,544

Hotels, Restaurants & Leisure — 3.3%
Biglari Holdings, Inc.*	1,676	675,177
BJ’s Restaurants, Inc.*(a)	27,872	1,403,355
Boyd Gaming Corp.*(a)	61,500	482,160
Buffalo Wild Wings, Inc.*(a)	21,165	1,919,454
CEC Entertainment, Inc.	20,907	792,584
Cracker Barrel Old Country Store, Inc.	26,478	1,477,472
DineEquity, Inc.*	17,905	888,088
Interval Leisure Group, Inc.	45,736	795,806
Jack In The Box, Inc.*	50,817	1,218,084
Marcus Corp.	22,558	283,103
Marriott Vacations Worldwide Corp.*	31,100	886,661
Monarch Casino & Resort, Inc.*	12,631	130,099
Multimedia Games Holding Co., Inc.*	29,799	326,597
O’Charleys, Inc.*	20,615	202,852
Papa John’s International, Inc.*	21,315	802,723
Peet’s Coffee & Tea, Inc.*(a)	15,094	1,112,428
PF Chang’s China Bistro, Inc.(a)	24,414	964,841
Pinnacle Entertainment, Inc.*	69,813	803,548
Red Robin Gourmet Burgers, Inc.*	12,663	470,937
Ruby Tuesday, Inc.*	71,484	652,649
Ruth’s Hospitality Group, Inc.*	39,648	300,928
Shuffle Master, Inc.*	63,159	1,111,598
Sonic Corp.*	67,714	520,044
Texas Roadhouse, Inc. (Class A Stock)	68,530	1,140,339

		19,361,527

Household Durables — 1.2%
Blyth, Inc.	5,983	447,708
Ethan Allen Interiors, Inc.(a)	29,899	757,043
Helen of Troy Ltd.*	36,210	1,231,502
iRobot Corp.*(a)	31,200	850,512
La-Z-Boy, Inc.*	58,901	881,159
M/I Homes, Inc.*	21,370	264,133
Meritage Homes Corp.*	32,197	871,251
Ryland Group, Inc. (The)(a)	51,200	987,136
Standard Pacific Corp.*	115,322	514,336
Universal Electronics, Inc.*	16,954	338,741

		7,143,521

Household Products — 0.2%
Central Garden and Pet Co. (Class A Stock)*	46,588	448,643
WD-40 Co.	18,509	839,383

		1,288,026

Industrial Conglomerates — 0.1%
Standex International Corp.	14,570	600,138

Insurance — 2.7%
AMERISAFE, Inc.*	20,714	512,464
Delphi Financial Group, Inc. (Class A Stock)	63,596	2,847,193
eHealth, Inc.*(a)	22,991	374,983
Employers Holdings, Inc.	37,115	657,307
Horace Mann Educators Corp.	45,400	799,948
Infinity Property & Casualty Corp.	13,689	716,345
Meadowbrook Insurance Group, Inc.	56,600	528,078
National Financial Partners Corp.*(a)	46,254	700,286
Navigators Group, Inc. (The)*	12,318	581,902
Presidential Life Corp.	23,995	274,263
ProAssurance Corp.	35,233	3,104,380
RLI Corp.	19,205	1,375,846
Safety Insurance Group, Inc.	17,560	731,199
Selective Insurance Group, Inc.	62,507	1,100,748

Stewart Information Services Corp.	22,102	314,070
Tower Group, Inc.	45,061	1,010,718
United Fire Group, Inc.	23,961	428,662

		16,058,392

Internet & Catalog Retail — 0.2%
Blue Nile, Inc.*(a)	15,880	523,722
Nutrisystem, Inc.(a)	30,628	343,953
PetMed Express, Inc.	21,581	267,173

		1,134,848

Internet Software & Services — 1.7%
comScore, Inc.*	38,977	833,718
DealerTrack Holdings, Inc.*	48,183	1,458,017
Digital River, Inc.*	40,900	765,239
Infospace, Inc.*	45,112	577,885
j2 Global, Inc.(a)	55,478	1,591,109
Liquidity Services, Inc.*	26,800	1,200,640
LivePerson, Inc.*	54,500	913,965
LogMeIn, Inc.*(a)	24,400	859,612
Perficient, Inc.*	34,614	415,714
Stamps.com, Inc.*	16,020	446,638
United Online, Inc.	102,430	500,883
XO Group, Inc.*	30,095	282,592

		9,846,012

IT Services — 1.6%
CACI International, Inc. (Class A Stock)*(a)	30,544	1,902,586
Cardtronics, Inc.*	50,700	1,330,875
CIBER, Inc.*	81,623	346,082
CSG Systems International, Inc.*	38,424	581,739
Forrester Research, Inc.	16,962	549,569
Heartland Payment Systems, Inc.	44,711	1,289,465
Higher One Holdings, Inc.*(a)	35,600	532,220
IGate Corp.*	34,700	581,572
MAXIMUS, Inc.	38,836	1,579,460
NCI, Inc. (Class A Stock)*	9,000	57,510
TeleTech Holdings, Inc.*	29,067	467,979
Virtusa Corp.*	21,400	369,578

		9,588,635

Leisure Equipment & Products — 0.9%
Arctic Cat, Inc.*	14,557	623,476
Brunswick Corp.(a)	102,429	2,637,547
Callaway Golf Co.	73,880	499,429
Jakks Pacific, Inc.(a)	29,715	518,527
Sturm Ruger & Co., Inc.	21,927	1,076,615

		5,355,594

Life Sciences Tools & Services — 0.5%
Affymetrix, Inc.*(a)	79,700	340,319
Cambrex Corp.*	33,032	230,894
Enzo Biochem, Inc.*	36,857	99,145
eResearchTechnology, Inc.*	50,083	391,649
PAREXEL International Corp.*	68,357	1,843,588

		2,905,595

Machinery — 3.7%
Actuant Corp. (Class A Stock)	78,364	2,271,772
Albany International Corp. (Class A Stock)	32,604	748,262
Astec Industries, Inc.*	23,010	839,405
Barnes Group, Inc.	53,616	1,410,637
Briggs & Stratton Corp.	56,446	1,012,077
Cascade Corp.	9,993	500,849
CIRCOR International, Inc.	19,888	661,674
EnPro Industries, Inc.*(a)	23,478	964,946
ESCO Technologies, Inc.	30,821	1,133,288
Federal Signal Corp.*	70,800	393,648
John Bean Technologies Corp.	32,447	525,641
Kaydon Corp.	36,667	935,375
Lindsay Corp.(a)	14,679	972,777
Lydall, Inc.*	19,356	197,238
Mueller Industries, Inc.	43,849	1,992,937
Robbins & Myers, Inc.	52,297	2,722,059

Tennant Co.	21,700	954,800
Toro Co. (The)	34,583	2,459,197
Watts Water Technologies, Inc. (Class A Stock)	33,621	1,370,056

		22,066,638

Media — 0.6%
Arbitron, Inc.	31,461	1,163,428
Digital Generation, Inc.*	29,700	303,237
E.W. Scripps Co. (Class A Stock)*	34,501	340,525
Harte-Hanks, Inc.	50,300	455,215
Live Nation Entertainment, Inc.*	166,176	1,562,054

		3,824,459

Metals & Mining — 1.2%
A.M. Castle & Co.*(a)	18,883	238,870
AK Steel Holding Corp.(a)	126,900	959,364
AMCOL International Corp.	28,891	851,996
Century Aluminum Co.*(a)	60,563	537,799
Haynes International, Inc.	14,000	886,900
Kaiser Aluminum Corp.	18,100	855,406
Materion Corp.*	23,378	671,650
Olympic Steel, Inc.	10,538	252,912
RTI International Metals, Inc.*(a)	34,811	802,742
SunCoke Energy, Inc.*(a)	80,600	1,145,326

		7,202,965

Multiline Retail — 0.1%
Fred’s, Inc. (Class A Stock)	42,566	621,889
Tuesday Morning Corp.*	43,332	166,395

		788,284

Multi-Utilities — 0.7%
Avista Corp.	67,203	1,719,053
CH Energy Group, Inc.	17,185	1,146,755
NorthWestern Corp.	41,800	1,482,228

		4,348,036

Oil, Gas & Consumable Fuels — 1.9%
Approach Resources, Inc.*(a)	30,700	1,134,365
Cloud Peak Energy, Inc.*(a)	69,600	1,108,728
Comstock Resources, Inc.*(a)	55,300	875,399
Contango Oil & Gas Co.*(a)	14,700	865,977
GeoResources, Inc.*	23,000	753,020
Gulfport Energy Corp.*	51,700	1,505,504
Overseas Shipholding Group, Inc.(a)	29,900	377,637
Penn Virginia Corp.	52,298	237,956
Petroleum Development Corp.*(a)	27,226	1,009,812
Petroquest Energy, Inc.*(a)	65,045	399,376
Stone Energy Corp.*(a)	56,094	1,603,728
Swift Energy Co.*	49,044	1,423,747

		11,295,249

Paper & Forest Products — 1.1%
Buckeye Technologies, Inc.	45,142	1,533,474
Clearwater Paper Corp.*	26,280	872,759
Deltic Timber Corp.	12,491	790,555
KapStone Paper and Packaging Corp.*(a)	44,900	884,530
Neenah Paper, Inc.	17,278	513,848
Schweitzer-Mauduit International, Inc.	18,388	1,269,875
Wausau Paper Corp.	56,267	527,784

		6,392,825

Personal Products — 0.3%
Inter Parfums, Inc.	18,600	291,834
Medifast, Inc.*(a)	15,800	275,868
Prestige Brands Holdings, Inc.*	58,100	1,015,588

		1,583,290

Pharmaceuticals — 2.2%
Akorn, Inc.*(a)	77,000	900,900
Hi-Tech Pharmacal Co., Inc.*	11,800	423,974
Medicines Co. (The)*	62,400	1,252,368
Par Pharmaceutical Cos., Inc.*	42,143	1,632,198
Questcor Pharmaceuticals, Inc.*(a)	73,100	2,750,022
Salix Pharmaceuticals Ltd.*(a)	68,283	3,584,857
ViroPharma, Inc.*	81,337	2,445,804

		12,990,123

Professional Services — 1.0%
CDI Corp.	14,488	259,770
Dolan Co. (The)*	34,100	310,651
Exponent, Inc.*	15,240	739,445
Heidrick & Struggles International, Inc.	20,514	451,923
Insperity, Inc.	25,879	792,933
Kelly Services, Inc. (Class A Stock)	32,739	523,497
Navigant Consulting, Inc.*	58,700	816,517
On Assignment, Inc.*	42,286	738,736
Resources Connection, Inc.	49,100	689,855
TrueBlue, Inc.*	44,418	794,194

		6,117,521

Real Estate Investment Trusts — 7.9%
Acadia Realty Trust	49,205	1,109,081
BioMed Realty Trust, Inc.	176,811	3,355,873
Cedar Realty Trust, Inc.	63,266	323,922
Colonial Properties Trust(a)	100,939	2,193,404
Cousins Properties, Inc.	119,000	902,020
Diamondrock Hospitality Co.	191,870	1,974,342
EastGroup Properties, Inc.(a)	32,063	1,610,204
Entertainment Properties Trust(a)	53,570	2,484,577
Extra Space Storage, Inc.	108,908	3,135,461
Franklin Street Properties Corp.	82,802	877,701
Getty Realty Corp.(a)	31,200	486,096
Healthcare Realty Trust, Inc.	89,300	1,964,600
Inland Real Estate Corp.	88,435	784,418
Kilroy Realty Corp.(a)	78,598	3,663,453
Kite Realty Group Trust	72,191	380,447
LaSalle Hotel Properties(a)	98,472	2,771,002
Lexington Realty Trust(a)	154,616	1,389,998
LTC Properties, Inc.	35,126	1,124,032
Medical Properties Trust, Inc.	154,366	1,432,517
Mid-America Apartment Communities, Inc.	47,016	3,151,482
Parkway Properties, Inc.	25,248	264,599
Pennsylvania Real Estate Investment Trust	63,422	968,454
Post Properties, Inc.	61,161	2,866,004
PS Business Parks, Inc.	21,302	1,396,133
Saul Centers, Inc.	13,600	548,896
Sovran Self Storage, Inc.	33,297	1,659,190
Tanger Factory Outlet Centers	104,384	3,103,336
Universal Health Realty Income Trust	14,600	578,598
Urstadt Biddle Properties, Inc. (Class A Stock)	26,650	526,071

		47,025,911

Real Estate Management & Development — 0.1%
Forestar Group, Inc.*	39,556	608,767

Road & Rail — 0.9%
Arkansas Best Corp.	29,395	552,920
Heartland Express, Inc.	65,048	940,594
Knight Transportation, Inc.	67,588	1,193,604
Old Dominion Freight Line, Inc.*	54,033	2,575,753

		5,262,871

Semiconductors & Semiconductor Equipment — 4.8%
Advanced Energy Industries, Inc.*	46,297	607,417
ATMI, Inc.*	36,506	850,590
Brooks Automation, Inc.	75,305	928,511
Cabot Microelectronics Corp.	26,211	1,019,084
Ceva, Inc.*(a)	26,800	608,628
Cirrus Logic, Inc.*	73,700	1,754,060

Cohu, Inc.	27,597	313,778
Cymer, Inc.*	35,370	1,768,500
Diodes, Inc.*(a)	42,170	977,501
DSP Group, Inc.*	26,128	174,012
Entropic Communications, Inc.*	98,400	573,672
Exar Corp.*	50,523	424,393
GT Advanced Technologies, Inc.*(a)	135,300	1,118,931

Hittite Microwave Corp.*	31,006	1,683,936
Kopin Corp.*	76,896	312,967
Kulicke & Soffa Industries, Inc.*	83,832	1,042,032
Micrel, Inc.	55,402	568,425
Microsemi Corp.*	100,319	2,150,839
MKS Instruments, Inc.	60,185	1,777,263
Monolithic Power Systems, Inc.*	34,200	672,714
Nanometrics, Inc.*	19,600	362,796
Pericom Semiconductor Corp.*	27,660	223,769
Power Integrations, Inc.	32,400	1,202,688
Rubicon Technology, Inc.*(a)	19,000	198,170
Rudolph Technologies, Inc.*	36,394	404,337
Sigma Designs, Inc.*	36,758	190,406
Standard Microsystems Corp.*	25,576	661,651
STR Holdings, Inc.*(a)	46,600	225,544
Supertex, Inc.*	13,972	252,474
Tessera Technologies, Inc.*	59,377	1,024,253
TriQuint Semiconductor, Inc.*	188,276	1,298,163
Ultratech, Inc.*	29,711	861,025
Veeco Instruments, Inc.*(a)	44,742	1,279,621
Volterra Semiconductor Corp.*	29,000	998,035

		28,510,185

Software — 3.9%
Blackbaud, Inc.	51,683	1,717,426
Bottomline Technologies, Inc.*	41,500	1,159,510
CommVault Systems, Inc.*	50,842	2,523,797
Ebix, Inc.(a)	36,357	842,028
EPIQ Systems, Inc.	36,517	441,856
Interactive Intelligence Group, Inc.*	16,479	502,774
JDA Software Group, Inc.*	48,789	1,340,722
Manhattan Associates, Inc.*	23,593	1,121,375
MicroStrategy, Inc. (Class A Stock)*	9,350	1,309,000
Monotype Imaging Holdings, Inc.*	41,300	615,370
Netscout Systems, Inc.*	39,695	807,397
Opnet Technologies, Inc.	17,200	498,800
Progress Software Corp.*	71,247	1,682,854
Sourcefire, Inc.*(a)	33,400	1,607,542
Synchronoss Technologies, Inc.*(a)	30,900	986,328
Take-Two Interactive Software, Inc.*	102,912	1,583,301
Taleo Corp. (Class A Stock)*	47,971	2,203,308
Tyler Technologies, Inc.*	28,127	1,080,358
Websense, Inc.*(a)	43,270	912,564

		22,936,310

Specialty Retail — 4.9%
Big 5 Sporting Goods Corp.	24,637	193,154
Brown Shoe Co., Inc.	48,034	443,354
Buckle, Inc. (The)(a)	30,759	1,473,356
Cabela’s, Inc.*	49,092	1,872,860
Cato Corp. (The) (Class A Stock)	33,503	926,023
Childrens Place Retail Stores, Inc. (The)*(a)	28,565	1,475,953
Christopher & Banks Corp.	39,178	72,871
Coldwater Creek, Inc.*	95,267	110,510
Finish Line, Inc. (The) (Class A Stock)	59,446	1,261,444
Genesco, Inc.*	27,922	2,000,611
Group 1 Automotive, Inc.(a)	26,064	1,464,015
Haverty Furniture Cos., Inc.	21,541	239,105
Hibbett Sports, Inc.*	30,396	1,658,102
HOT Topic, Inc.	47,903	486,215
JOS A. Bank Clothiers, Inc.*(a)	31,931	1,609,642
Kirkland’s, Inc.*	18,700	302,566
Lithia Motors, Inc. (Class A Stock)	24,930	653,166
Lumber Liquidators Holdings, Inc.*(a)	32,022	804,072
MarineMax, Inc.*(a)	26,442	217,618
Men’s Wearhouse, Inc. (The)	59,067	2,290,028
Midas, Inc.*	16,012	183,818
Monro Muffler Brake, Inc.	35,372	1,467,584
OfficeMax, Inc.*	98,399	562,842
PEP Boys-Manny Moe & Jack (The)	60,726	906,032
Rue21, Inc.*(a)	18,100	531,054
Select Comfort Corp.*	64,900	2,102,111

Sonic Automotive, Inc. (Class A Stock)	39,947	715,451
Stage Stores, Inc.	34,979	568,059
Stein Mart, Inc.*	30,783	203,168
Vitamin Shoppe, Inc.*	33,500	1,481,035
Zale Corp.*	28,662	88,566
Zumiez, Inc.*(a)	24,950	900,944

		29,265,329

Textiles, Apparel & Luxury Goods — 2.2%
Crocs, Inc.*(a)	103,143	2,157,751
Iconix Brand Group, Inc.*	83,331	1,448,293
K-Swiss, Inc. (Class A Stock)*(a)	30,978	127,010
Liz Claiborne, Inc.*(a)	115,966	1,549,306
Maidenform Brands, Inc.*	27,121	610,494
Movado Group, Inc.	20,017	491,417
Oxford Industries, Inc.	16,016	813,933
Perry Ellis International, Inc.*	13,779	257,254
Quiksilver, Inc.*	135,993	549,412
Skechers U.S.A., Inc. (Class A Stock)*	42,276	537,751
Steven Madden Ltd.*	45,000	1,923,750
True Religion Apparel, Inc.*	29,464	807,313
Wolverine World Wide, Inc.	55,777	2,073,789

		13,347,473

Thrifts & Mortgage Finance — 1.0%
Bank Mutual Corp.	52,635	212,645
Brookline Bancorp, Inc.	80,332	752,711
Dime Community Bancshares, Inc.	31,981	467,242
Northwest Bancshares, Inc.	110,800	1,407,160
Oritani Financial Corp.	51,200	751,616
Provident Financial Services, Inc.	61,400	892,142
Trustco Bank Corp. NY	106,595	608,658
ViewPoint Financial Group	38,700	595,206

		5,687,380

Tobacco — 0.1%
Alliance One International, Inc.*	98,938	372,996

Trading Companies & Distributors — 0.5%
Applied Industrial Technologies, Inc.	48,228	1,983,618
Kaman Corp.	30,222	1,026,037
Lawson Products, Inc.	4,424	66,846

		3,076,501

Water Utilities — 0.1%
American States Water Co.	21,576	779,757

Wireless Telecommunication Services — 0.1%
NTELOS Holdings Corp.	17,321	358,545
USA Mobility, Inc.	25,380	353,543

		712,088

TOTAL COMMON STOCKS (cost $441,525,051)		582,030,767

EXCHANGE TRADED FUND — 0.6%
iShares S&P SmallCap 600 Index Fund(a) (cost $2,521,798)	43,500	3,319,485

TOTAL LONG-TERM INVESTMENTS (cost $444,046,849)		585,350,252

SHORT-TERM INVESTMENTS — 17.7%

	Principal Amount (000)
U.S. Government Obligation — 0.2%
U.S. Treasury Bill, 0.09%, 06/28/2012(b)(e) (cost $1,349,811)	$ 1,350	1,349,772

	Shares
Affiliated Money Market Mutual Fund — 17.5%
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $103,706,558; includes $97,174,822 of cash collateral received for securities on loan) (c)(d)	103,706,558	103,706,558

TOTAL SHORT-TERM INVESTMENTS (cost $105,056,369)		105,056,330

TOTAL INVESTMENTS — 116.4% (cost $549,103,218)		690,406,582
LIABILITIES IN EXCESS OF OTHER ASSETS(f) — (16.4)%		(97,025,523)

NET ASSETS — 100.0%		$593,381,059

The following abbreviations are used in portfolio descriptions:

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $94,586,702; cash collateral of $97,174,822 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Rate quoted represents yield-to-maturity as of purchase date.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(e)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(f)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Open futures contracts outstanding at March 31, 2012:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2012	Unrealized Appreciation
	Long Position:
100	Russell 2000 Mini	Jun. 2012	$8,235,435	$8,277,000	$41,565

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally for securities actively traded on a regulated securities exchange and for open-end mutual funds which trade at daily net asset value.

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$582,030,767	$—	$—
Exchange Traded Fund	3,319,485	—	—
Affiliated Money Market Mutual Fund	103,706,558	—	—
U.S. Government Obligation	—	1,349,772	—

	689,056,810	1,349,772	—
Other Financial Instruments*
Futures contracts	41,565	—	—

Total	$689,098,375	$1,349,772	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

PSF - SP International Growth Portfolio

Schedule of Investments

as of March 31, 2012 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.8%
COMMON STOCKS
Argentina — 1.3%
Arcos Dorados Holdings, Inc. (Class A Stock)(a)	24,581	$444,670
MercadoLibre, Inc.	7,817	764,425

		1,209,095

Belgium — 1.2%
Anheuser-Busch InBev NV	14,831	1,083,560

Brazil — 2.5%
BR Malls Participacoes SA	59,500	769,235
OGX Petroleo e Gas Participacoes SA*	114,200	945,906
Petroleo Brasileiro SA	44,600	591,018

		2,306,159

Canada — 4.0%
Brookfield Asset Management, Inc. (Class A Stock)	24,058	759,511
Canadian National Railway Co.	16,210	1,287,560
Imax Corp.*(a)	12,669	309,631
Pacific Rubiales Energy Corp.	17,441	509,530
Toronto-Dominion Bank (The)	9,656	819,567

		3,685,799

China — 4.4%
Baidu, Inc., ADR*	14,055	2,048,798
Industrial & Commercial Bank of China Ltd. (Class H Stock)	1,370,000	883,865
Lenovo Group Ltd.	764,000	687,699
Netease.com, Inc., ADR*	8,712	506,167

		4,126,529

Denmark — 2.7%
Novo Nordisk A/S (Class B Stock)	14,431	1,998,019
Novozymes A/S (Class B Stock)	18,104	527,270

		2,525,289

France — 6.6%
Arkema SA	6,844	637,766
BNP Paribas	25,343	1,202,440
Cie de Saint-Gobain	10,566	471,869
Cie Generale d’Optique Essilor International SA	8,374	746,388
Dassault Systemes SA	6,871	632,217
Pernod-Ricard SA	5,338	558,155
Publicis Groupe SA	9,810	540,813
Schneider Electric SA	12,232	799,218
Unibail-Rodamco SE, REIT	2,733	546,571

		6,135,437

Germany — 6.5%
Adidas AG	10,127	790,667
BASF SE	12,060	1,054,983
Bayerische Motoren Werke AG	21,803	1,960,784
Brenntag AG	3,668	449,187
Infineon Technologies AG	53,859	550,665
SAP AG	18,521	1,293,375

		6,099,661

Hong Kong — 5.6%
AIA Group Ltd.	284,800	1,043,398
ASM Pacific Technology Ltd.	52,700	768,897
Belle International Holdings Ltd.	415,000	744,970
China Unicom Hong Kong Ltd.	764,000	1,294,724
CNOOC Ltd.	235,800	484,623
Hang Lung Properties Ltd.	245,000	897,586

		5,234,198

India — 0.5%
ICICI Bank Ltd., ADR(a)	13,258	462,306

Indonesia — 0.5%
Bank Rakyat Indonesia Persero Tbk PT	665,500	505,821

Ireland — 3.5%
Accenture PLC (Class A Stock)	16,916	1,091,082
CRH PLC	38,261	783,335
Experian PLC	34,666	540,339
Shire PLC	26,926	869,970

		3,284,726

Israel — 1.4%
Check Point Software Technologies Ltd.*(a)	20,641	1,317,721

Japan — 11.5%
Canon, Inc.	23,200	1,095,953
Daito Trust Construction Co. Ltd.	3,500	314,184
FANUC Corp.	11,000	1,950,948
Fast Retailing Co. Ltd.	3,900	888,655
Gree, Inc.	11,500	290,244
Honda Motor Co. Ltd.	35,500	1,348,888
Hoya Corp.	22,800	512,084
Marubeni Corp.	97,000	699,638
Nikon Corp.	19,500	591,809
ORIX Corp.	10,490	1,001,220
Rakuten, Inc.	803	841,127
Softbank Corp.	13,900	410,938
Sumitomo Realty & Development Co. Ltd.	30,000	723,088

		10,668,776

Luxembourg — 1.6%
Millicom International Cellular SA, SDR	12,813	1,452,545

Mexico — 0.6%
Wal-Mart de Mexico SAB de CV (Class V Stock)	168,000	563,729

Netherlands — 5.0%
ASML Holding NV	17,228	861,182
LyondellBasell Industries NV (Class A Stock)	23,782	1,038,084
Sensata Technologies Holding NV*(a)	31,609	1,058,269
Unilever NV, CVA	29,272	996,112
Yandex NV*(a)	16,812	451,739
Ziggo NV*	8,997	280,665

		4,686,051

Norway — 0.9%
Statoil ASA	29,400	798,146

Peru — 0.8%
Credicorp Ltd.	5,426	715,255

Singapore — 0.6%
Jardine Cycle & Carriage Ltd.	15,000	576,230

South Korea — 2.9%
Samsung Electronics Co. Ltd.	2,380	2,678,170

Spain — 0.9%
Inditex SA	8,996	861,698

Sweden — 1.1%
Atlas Copco AB (Class A Stock)	29,158	705,613
Elekta AB (Class B Stock)	5,829	295,071

		1,000,684

Switzerland — 10.1%
Compagnie Financiere Richemont SA (Class A Stock)	9,936	622,995
Glencore International PLC(a)	102,301	637,172
Julius Baer Group Ltd.*	33,261	1,342,673
Kuehne & Nagel International AG	4,497	608,268
Nestle SA	21,790	1,371,078
Partners Group Holding AG	2,996	584,464
Roche Holding AG	7,587	1,320,392
Swatch Group AG (The)	2,240	1,031,040
Syngenta AG*	2,608	901,691
Xstrata PLC	55,813	953,428

		9,373,201

Taiwan — 1.2%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR(a)	71,447	1,091,710

United Kingdom — 17.4%
ARM Holdings PLC	61,340	580,827
Babcock International Group PLC	41,627	530,325
Berkeley Group Holdings PLC*	19,969	421,610
BG Group PLC	28,352	656,649
British American Tobacco PLC	19,984	1,007,031
British Sky Broadcasting Group PLC	120,626	1,304,274
Burberry Group PLC	24,282	581,416
Centrica PLC	132,480	670,452
Compass Group PLC	89,466	938,019
Johnson Matthey PLC	21,971	829,008
Pearson PLC	40,647	757,418
Petrofac Ltd.	31,721	882,830
Reed Elsevier PLC	60,244	534,796
Rolls-Royce Holdings PLC*	117,860	1,530,747
SSE PLC	705	14,986
Standard Chartered PLC	88,650	2,211,996
Tullow Oil PLC	67,444	1,647,265
Weir Group PLC (The)	40,567	1,144,597

		16,244,246

United States — 2.5%
Citigroup, Inc.	24,628	900,153
Perrigo Co.(a)	3,578	369,643
Wynn Resorts Ltd.	8,338	1,041,250

		2,311,046

TOTAL LONG-TERM INVESTMENTS (cost $76,115,794)		90,997,788

SHORT-TERM INVESTMENT — 8.6%
Affiliated Money Market Mutual Fund
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund(cost $8,008,680; includes $5,670,558 of cash collateral for securities on loan)(b)(w)	8,008,680	8,008,680

TOTAL INVESTMENTS — 106.4% (cost $84,124,474)		99,006,468
LIABILITIES IN EXCESS OF OTHER ASSETS(x) — (6.4)%		(5,914,873)

NET ASSETS — 100.0%		$ 93,091,595

The following abbreviations are used in the Portfolio descriptions:

ADR	American Depositary Receipt
CVA	Certificate Van Aandelen (Bearer)
REIT	Real Estate Investment Trust
SDR	Special Drawing Rights
EUR	Euro
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $5,534,409; cash collateral of $5,670,558 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Forward foreign currency exchange contracts outstanding at March 31, 2012:

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation(1)
Euro,
Expiring 06/19/12	Bank of New York Mellon	EUR	1,453	$1,946,293	$1,938,718	$7,575

(1)	The amount represents fair value of derivative instruments subject to foreign currency exchange contracts risk exposure as of March 31, 2012.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally for securities actively traded on a regulated securities exchange and for open-end mutual funds which trade at daily net asset value.

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tool.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks:
Argentina	$1,209,095	$—	$—
Belgium	1,083,560	—	—
Brazil	2,306,159	—	—
Canada	3,685,799	—	—
China	4,126,529	—	—
Denmark	2,525,289	—	—
France	6,135,437	—	—
Germany	6,099,661	—	—
Hong Kong	5,234,198	—	—
India	462,306	—	—
Indonesia	505,821	—	—
Ireland	3,284,726	—	—
Israel	1,317,721	—	—
Japan	10,668,776	—	—
Luxembourg	1,452,545	—	—
Mexico	563,729	—	—
Netherlands	4,686,051	—	—
Norway	798,146	—	—
Peru	715,255	—	—
Singapore	576,230	—	—
South Korea	2,678,170	—	—
Spain	861,698	—	—
Sweden	1,000,684	—	—
Switzerland	9,373,201	—	—
Taiwan	1,091,710	—	—
United Kingdom	16,244,246	—	—
United States	2,311,046	—	—
Affiliated Money Market Mutual Fund	8,008,680	—	—
Other Financial Instuments*
Foreign Forward Currency Contracts	—	7,575	—

Total	$99,006,468	$7,575	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2012 were as follows:

Commercial Banks	9.8%
Affiliated Money Market Mutual Fund (6.1% represents investments purchased with collateral from securities on loan)	8.6
Oil, Gas & Consumable Fuels	6.2
Internet Software & Services	5.2
Pharmaceuticals	4.8
Chemicals	4.8
Machinery	4.1
Real Estate Operation & Development	3.7
Semiconductors & Semiconductor Equipment	3.7
Automobile Manufacturers	3.5
Software	3.5
Retail & Merchandising	3.4
Semiconductors	3.3
Foods	2.6
Hotels, Restaurants & Leisure	2.1
Wireless Telecommunication Services	2.0
Beverages	1.8
Metals & Mining	1.7
Telecommunications	1.7
Aerospace & Defense	1.6
Apparel & Textile	1.4
Electronic Components	1.4
Media & Entertainment	1.4
Media	1.4
Transportation	1.4
Building Materials	1.3
Office Equipment	1.2
Computer Services & Software	1.2
Commercial Services	1.2
Insurance	1.1
Healthcare Products	1.1
Tobacco	1.1
Diversified Financial Services	1.1
Specialty Retail	1.0
Energy Equipment & Services	0.9
Electrical Equipment	0.8
Distribution/Wholesale	0.8
Computers & Peripherals	0.7
Multi-Utilities	0.7
Textiles, Apparel & Luxury Goods	0.7
Marine	0.7
Leisure Equipment & Products	0.6
Capital Markets	0.6
Distributors	0.6
Real Estate Investment Trusts	0.6
Advertising	0.6
Biotechnology	0.6
Electronics	0.6
Trading Companies & Distributors	0.5
Restaurants	0.5
Household Durables	0.5

106.4
Liabilities in excess of other assets	(6.4)

100.0%

SP International Value Portfolio

Schedule of Investments

as of March 31, 2012 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 96.5%
COMMON STOCKS — 95.2%
Australia — 4.2%
Bendigo and Adelaide Bank Ltd.	32,600	$ 261,708
BHP Billiton Ltd.	24,342	872,680
Caltex Australia Ltd.	42,700	614,366
Challenger Ltd.	123,500	486,125
Downer EDI Ltd.	101,900	424,324
Emeco Holdings Ltd.	372,800	417,058
Goodman Fielder Ltd.	420,442	300,505
National Australia Bank Ltd.	41,400	1,054,952
OneSteel Ltd.	269,600	346,289
Pacific Brands Ltd.	502,100	317,261
Telstra Corp. Ltd.	127,500	434,514

		5,529,782

Austria — 0.6%
OMV AG	15,300	543,812
Voestalpine AG	6,500	218,591

		762,403

Belgium — 0.5%
AGFA-Gevaert NV*	84,400	194,737
Delhaize Group SA	7,300	384,088
Dexia NV/SA*	27,423	10,606

		589,431

Brazil — 1.4%
BM&FBOVESPA SA	70,750	433,697
Embraer SA, ADR	22,340	714,434
Natura Cosmeticos SA	31,700	685,072

		1,833,203

Canada — 2.8%
Canadian National Railway Co.	14,760	1,173,016
Canadian Natural Resources Ltd.	24,278	804,683
Cenovus Energy, Inc.	19,183	690,430
Potash Corp. of Saskatchewan, Inc.	22,380	1,022,542

		3,690,671

Cayman Islands — 0.5%
Tencent Holdings Ltd.	22,610	630,648

China — 2.1%
China Life Insurance Co. Ltd. (Class H Stock)	200,440	520,100
China Merchants Bank Co. Ltd. (Class H Stock)	403,382	824,888
Industrial & Commercial Bank of China Ltd. (Class H Stock)	1,160,520	748,718
Sinopharm Group Co. Ltd. (Class H Stock)	212,698	594,362

		2,688,068

Denmark — 1.8%
Danske Bank A/S*	13,800	233,731
H. Lundbeck A/S	16,000	320,602
Novo Nordisk A/S (Class B Stock)	13,023	1,803,077

		2,357,410

Finland — 0.3%
Tieto Oyj	21,500	404,026

France — 8.6%
Air Liquide SA	9,934	1,324,374
AXA SA	19,800	328,244
BNP Paribas	9,900	469,721
Cie Generale des Etablissements Michelin (Class B Stock)	6,000	446,765
Ciments Francais SA	4,200	300,524
Credit Agricole SA	53,627	333,296
France Telecom SA	14,600	216,238
LVMH Moet Hennessy Louis Vuitton SA	9,255	1,590,454
Publicis Groupe SA	19,255	1,061,504
Rallye SA	5,500	206,675
Renault SA	5,700	300,474
Sanofi	18,907	1,468,351
SCOR SE	13,800	372,888
Societe Generale	9,318	272,970
Thales SA	6,300	235,770
Total SA	21,200	1,081,220
Valeo SA	6,500	340,869
Vallourec SA	6,600	418,117
Vivendi SA	27,600	506,510

		11,274,964

Germany — 9.1%
Adidas AG	19,808	1,546,513
Allianz SE	15,800	1,885,363
BASF SE	7,800	682,327
Bayer AG	4,300	302,461
Deutsche Bank AG	12,200	606,998
E.ON AG	12,200	292,231
Fresenius Medical Care AG & Co. KGaA	17,030	1,206,970
Hannover Rueckversicherung AG	6,900	409,883
Merck KGaA	3,700	409,483
Muenchener Rueckversicherungs-Gesellschaft AG	3,700	557,869
Rheinmetall AG	7,400	438,153
RWE AG	6,300	300,846
SAP AG	24,876	1,737,163
Siemens AG	12,400	1,250,105
ThyssenKrupp AG	11,100	276,319

		11,902,684

Hong Kong — 2.6%
CNOOC Ltd.	609,589	1,252,846
First Pacific Co. Ltd.	604,000	669,681
Hong Kong Exchanges and Clearing Ltd.	60,977	1,024,718
Kingboard Chemical Holdings Ltd.	120,000	419,545
Solomon Systech International Ltd.*	525,000	13,995

		3,380,785

Ireland — 0.7%
Covidien PLC	17,450	954,166
Irish Life & Permanent Group Holdings PLC*	45,500	2,670

		956,836

Israel — 2.5%
Bank Hapoalim BM*	73,200	268,787
Check Point Software Technologies Ltd.*	14,169	904,549
Elbit Systems Ltd.	6,900	267,688
Teva Pharmaceutical Industries Ltd.	11,300	499,623
Teva Pharmaceutical Industries Ltd., ADR	30,509	1,374,735

		3,315,382

Italy — 1.5%
Banco Popolare Scarl	23,700	44,948
Enel SpA	132,800	480,339
ENI SpA	38,600	905,552
Finmeccanica SpA	30,000	162,446
Fondiaria-Sai SpA*	17,000	24,215
Telecom Italia SpA	277,700	330,185

		1,947,685

Japan — 16.7%
Aoyama Trading Co. Ltd.	30,100	638,220
Canon, Inc.	21,420	1,011,867
Circle K Sunkus Co. Ltd.	18,300	391,559
COMSYS Holdings Corp.	30,700	332,333
Dai-ichi Life Insurance Co. Ltd. (The)	437	603,469
FANUC Corp.	4,858	861,610
Fukuoka Financial Group, Inc.	77,000	341,416
Fuyo General Lease Co. Ltd.	9,200	326,340
Hitachi Capital Corp.	20,000	297,692
Itochu Techno-Solutions Corp.	4,300	192,479
JX Holdings, Inc.	60,600	375,593
K’s Holdings Corp.	13,400	431,934
KDDI Corp.	243	1,573,614
Keihin Corp.	11,700	216,557
Keiyo Bank Ltd. (The)	55,000	263,803
Komatsu Ltd.	41,600	1,185,628
Kurabo Industries Ltd.	108,000	210,076
KYORIN Holdings, Inc.	25,000	473,299
Kyowa Exeo Corp.	41,600	374,435
Marubeni Corp.	94,000	677,999
Miraca Holdings, Inc.	4,900	191,217
Mitsubishi Corp.	8,900	206,452
Mitsubishi UFJ Financial Group, Inc.	246,590	1,227,438
Mitsui & Co. Ltd.	19,800	324,618
Mizuho Financial Group, Inc.	287,900	469,572
Nippon Electric Glass Co. Ltd.	23,000	199,795
Nippon Shokubai Co. Ltd.	31,000	359,176
Nippon Telegraph & Telephone Corp.	15,500	703,184
NTT DoCoMo, Inc.	400	664,009
Otsuka Holdings Co. Ltd.	2,500	74,000
Sankyo Co. Ltd.	5,800	284,499
Sankyu, Inc.	91,000	356,216
Seino Holdings Co. Ltd.	43,000	310,668
Shimachu Co. Ltd.	17,400	409,931
Shizuoka Gas Co. Ltd.	48,100	343,447
Sumitomo Bakelite Co. Ltd.	27,000	142,225
Sumitomo Corp.	43,900	634,341
Sumitomo Mitsui Financial Group, Inc.	21,000	690,866
Sumitomo Mitsui Trust Holdings, Inc.	41,720	133,068
Toagosei Co. Ltd.	82,000	377,456
Toppan Forms Co. Ltd.	50,100	459,416
Toyota Motor Corp.	28,080	1,211,134
Toyota Tsusho Corp.	24,500	498,762
Tsuruha Holdings, Inc.	8,200	482,965
Yokohama Rubber Co. Ltd. (The)	46,700	336,272

		21,870,650

Liechtenstein — 0.1%
Verwaltungs-und Privat-Bank AG	2,300	195,297

Mauritius — 0.1%
Golden Agri-Resources Ltd.	231,500	144,567

Mexico — 0.8%
Wal-Mart de Mexico SAB de CV (Class V Stock)	293,460	984,714

Netherlands — 3.2%
ING Groep NV, CVA*	62,300	519,063
Koninklijke Ahold NV	47,900	663,761
Koninklijke DSM NV	9,800	567,056
Koninklijke KPN NV	17,600	193,607
Koninklijke Philips Electronics NV	13,500	273,677
Nutreco NV	3,600	258,888
Schlumberger Ltd.	17,500	1,223,775
Yandex NV*	16,100	432,607

		4,132,434

New Zealand — 0.3%
Air New Zealand Ltd.(g)	580,000	403,668

Norway — 0.6%
DnB NOR ASA	29,200	375,335
Statoil ASA	17,200	466,943

		842,278

South Korea — 0.8%
Hyundai Motor Co.	4,820	991,183

Spain — 1.5%
Banco Bilbao Vizcaya Argentaria SA	32,400	257,846
Banco Espanol de Credito SA	40,600	194,610
Banco Santander SA	70,100	539,454
Repsol YPF SA	27,200	682,367
Telefonica SA	18,900	309,669

		1,983,946

Sweden — 2.0%
Boliden AB	29,900	469,574
Electrolux AB (Class B Stock)	10,200	215,693
Hennes & Mauritz AB (Class B Stock)	31,274	1,131,684
NCC AB (Class B Stock)	11,400	240,379
Svenska Cellulosa AB (Class B Stock)	8,800	152,435
Svenska Handelsbanken AB (Class A Stock)	11,600	369,788

		2,579,553

Switzerland — 7.3%
Baloise Holding AG	6,800	547,646
Clariant AG*	30,800	425,133
Credit Suisse Group AG	40,700	1,160,087
Georg Fischer AG*	500	228,758
Julius Baer Group Ltd.*	16,232	655,250
Nestle SA	24,400	1,535,305

Novartis AG	41,352	2,288,630
Roche Holding AG	2,200	382,874
Swatch Group AG (The)	1,050	483,300
Swiss Re Ltd.*	8,100	517,298
Syngenta AG*	1,150	397,602
Zurich Financial Services AG*	3,300	886,873

		9,508,756

Taiwan — 0.2%
HTC Corp.	13,808	279,299

United Kingdom — 21.9%
ARM Holdings PLC	67,758	641,598
AstraZeneca PLC	28,900	1,284,599
Aviva PLC	77,400	410,398
BAE Systems PLC	157,100	753,587
Barclays PLC	87,400	328,868
Beazley PLC	159,400	355,667
Berendsen PLC	16,700	139,434
BG Group PLC	54,950	1,272,674
BP PLC	120,000	887,812
British American Tobacco PLC	32,112	1,618,184
BT Group PLC	329,000	1,191,388
Cable & Wireless Communications PLC	369,000	190,579
Carnival PLC	27,071	865,129
Cookson Group PLC	51,200	565,886
Dairy Crest Group PLC	40,400	215,247
Drax Group PLC	33,700	293,500
DS Smith PLC	79,800	228,602
GlaxoSmithKline PLC	17,700	395,362
Home Retail Group PLC	149,600	272,783
HSBC Holdings PLC	108,499	957,071
J Sainsbury PLC	135,800	676,176
Kingfisher PLC	216,730	1,063,197
Legal & General Group PLC	291,300	608,972
Logica PLC	179,700	286,278
Marks & Spencer Group PLC	29,500	178,831
Marston’s PLC	104,410	163,830
Next PLC	7,400	353,074
Old Mutual PLC	204,000	517,505
Pearson PLC	38,251	712,771
Reckitt Benckiser Group PLC	26,473	1,495,987
Rexam PLC	71,100	486,851
Rolls-Royce Holdings PLC*	40,880	530,943
Royal Dutch Shell PLC (Class B Stock)	56,300	1,980,676
RSA Insurance Group PLC	195,300	326,750
SABMiller PLC	19,924	799,733
Standard Chartered PLC	60,205	1,502,236
Tesco PLC	238,321	1,257,932
Thomas Cook Group PLC	150,100	54,019
Tullett Prebon PLC	57,600	322,457
Vodafone Group PLC	638,640	1,759,018
WM Morrison Supermarkets PLC	146,400	697,812

		28,643,416

United States — 0.5%
Yum! Brands, Inc.	9,200	654,856

TOTAL COMMON STOCKS (cost $112,526,213)		124,478,595

PREFERRED STOCKS — 1.3%
Brazil — 0.5%
Itau Unibanco Holding SA (PRFC), ADR	31,500	604,485
Germany — 0.8%
Volkswagen AG (PRFC)	6,231	1,095,717

TOTAL PREFERRED STOCKS (cost $1,209,561)		1,700,202

TOTAL LONG-TERM INVESTMENTS (cost $113,735,774)		126,178,797

SHORT-TERM INVESTMENT — 2.2%
Affiliated Money Market Mutual Fund
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $2,836,490)(w)	2,836,490	2,836,490

TOTAL INVESTMENTS — 98.7% (cost $116,572,264)		129,015,287
OTHER ASSETS IN EXCESS OF LIABILITIES(x) — 1.3%		1,643,708

NET ASSETS — 100.0%		$130,658,995

The following abbreviations are used in the Portfolio descriptions:

ADR	American Depositary Receipt
CVA	Certificate Van Aandelen (Bearer)
PRFC	Preference Shares
EUR	Euro

*	Non-income producing security.
(g)	Indicates a security or securities that have been deemed illiquid.
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Forward foreign currency exchange contracts outstanding at March 31, 2012:

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation(1)
Euro,
Expiring 05/09/12	State Street Bank	EUR	2,483	$3,408,947	$3,312,070	$96,877

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of March 31, 2012.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally for securities actively traded on a regulated securities exchange and for open-end mutual funds which trade at daily net asset value.

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tool.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks:
Australia	$5,529,782	$—	$—
Austria	762,403	—	—
Belgium	589,431	—	—
Brazil	1,833,203	—	—
Canada	3,690,671	—	—
Cayman Islands	630,648	—	—
China	2,688,068	—	—
Denmark	2,357,410	—	—
Finland	404,026	—	—
France	11,274,964	—	—
Germany	11,902,684	—	—
Hong Kong	3,380,785	—	—
Ireland	956,836	—	—
Israel	3,315,382	—	—
Italy	1,947,685	—	—
Japan	21,870,650	—	—
Liechtenstein	195,297	—	—
Mauritius	144,567	—	—
Mexico	984,714	—	—
Netherlands	4,132,434	—	—
New Zealand	403,668	—	—
Norway	842,278	—	—
South Korea	991,183	—	—
Spain	1,983,946	—	—
Sweden	2,579,553	—	—
Switzerland	9,508,756	—	—
Taiwan	279,299	—	—
United Kingdom	28,643,416	—	—
United States	654,856	—	—
Preferred Stocks:
Brazil	604,485	—	—
Germany	1,095,717	—	—
Affiliated Money Market Mutual Fund	2,836,490	—	—
Other Financial Instuments*
Foreign Forward Currency Contracts	—	96,877	—

Total	$129,015,287	$96,877	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of March 31, 2012 were as follows:

Banks	11.5%
Oil & Gas	9.8
Pharmaceuticals	8.7
Insurance	7.3
Telecommunications	5.7
Retail	5.5
Chemicals	4.2
Food	4.2
Diversified Financial Services	2.2
Affiliated Money Market Mutual Fund	2.2
Aerospace/Defense	2.1
Software	2.0
Auto Manufacturers	1.9
Distribution/Wholesale	1.8
Holding Companies — Diversified	1.7
Transportation	1.4
Household Products/ Wares	1.3
Mining	1.3
Agriculture	1.2
Apparel	1.2
Auto Parts & Equipment	1.1
Engineering & Construction	1.0
Miscellaneous Manufacturing	1.0
Media	0.9
Healthcare — Services	0.9
Machinery — Construction & Mining	0.9
Computers	0.8
Germany	0.8
Hotels, Restaurants & Leisure	0.8
Electric	0.8
Internet	0.8
Advertising	0.8
Office Equipment	0.8
Industrial Conglomerates	0.8
Healthcare Products	0.7
Machinery & Equipment	0.7
Iron/Steel	0.7
Beverages	0.6
Foods	0.5
Cosmetics/Personal Care	0.5
Semiconductors	0.5
Hotel/resort & Entertainment Property	0.5
Brazil	0.5
Commercial Services	0.4
Containers & Packaging	0.4
Electronics	0.3
Electronic Components & Equipment	0.3
Trading Companies & Distributors	0.3
Airlines	0.3
Forest & Paper Products	0.3
Gas	0.3
Building Materials	0.2
Independent Power Producers & Energy Traders	0.2
Entertainment	0.2
Machinery	0.2
Home Furnishings	0.2
Textiles	0.2
Healthcare Technology	0.2
Medical — Drugs	0.1

98.7
Other assets in excess of liabilities	1.3

100.0%

SP Prudential U.S. Emerging Growth Portfolio

Schedule of Investments

as of March 31, 2012 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.0%
COMMON STOCKS
Air Freight & Logistics — 0.8%
Expeditors International of Washington, Inc.	39,779	$ 1,850,121

Automobiles — 0.6%
Harley-Davidson, Inc.	29,911	1,468,032

Biotechnology — 2.4%
Alexion Pharmaceuticals, Inc.*	29,606	2,749,213
BioMarin Pharmaceutical, Inc.*(a)	50,856	1,741,818
Vertex Pharmaceuticals, Inc.*	28,604	1,173,050

		5,664,081

Capital Markets — 1.7%
Eaton Vance Corp.(a)	78,712	2,249,589
TD Ameritrade Holding Corp.	91,291	1,802,084

		4,051,673

Chemicals — 4.7%
Airgas, Inc.	22,498	2,001,647
Albemarle Corp.	35,374	2,261,106
Ecolab, Inc.(a)	66,466	4,102,282
FMC Corp.	25,998	2,752,148

		11,117,183

Commercial Banks — 0.8%
First Republic Bank*	58,930	1,941,154

Commercial Services & Supplies — 0.7%
Iron Mountain, Inc.	57,106	1,644,653

Communications Equipment — 3.6%
F5 Networks, Inc.*	16,930	2,284,873
Finisar Corp.*(a)	91,709	1,847,936
Juniper Networks, Inc.*	126,506	2,894,457
Riverbed Technology, Inc.*	47,282	1,327,679

		8,354,945

Computers & Peripherals — 1.0%
NetApp, Inc.*	52,789	2,363,363

Electrical Equipment — 3.3%
AMETEK, Inc.	73,072	3,544,723
Roper Industries, Inc.	42,232	4,187,725

		7,732,448

Electronic Equipment & Instruments — 1.4%
Amphenol Corp. (Class A Stock)	47,929	2,864,716
FLIR Systems, Inc.	19,295	488,357

		3,353,073

Energy Equipment & Services — 2.3%
Cameron International Corp.*	56,033	2,960,223
Patterson-UTI Energy, Inc.	38,786	670,610
Rowan Cos., Inc.*	53,030	1,746,278

		5,377,111

Food & Staples Retailing — 0.8%
Whole Foods Market, Inc.	21,559	1,793,709

Food Products — 2.0%
J.M. Smucker Co. (The)	27,503	2,237,644
Mead Johnson Nutrition Co.	29,329	2,419,056

		4,656,700

Healthcare Equipment & Supplies — 1.7%
Gen-Probe, Inc.*(a)	23,764	1,578,167
IDEXX Laboratories, Inc.*	13,735	1,201,126
Neogen Corp.*(a)	29,671	1,159,246

		3,938,539

Healthcare Providers & Services — 5.6%
DaVita, Inc.*	45,886	4,137,541
Henry Schein, Inc.*	50,976	3,857,864

Laboratory Corp. of America Holdings*(a)	27,190	2,488,972
Universal Health Services, Inc. (Class B Stock)	66,185	2,773,813

		13,258,190

Hotels, Restaurants & Leisure — 5.6%
Darden Restaurants, Inc.	58,843	3,010,408
Panera Bread Co. (Class A Stock)*	11,561	1,860,396
Starwood Hotels & Resorts Worldwide, Inc.	29,705	1,675,659
Tim Hortons, Inc.	78,373	4,196,090
Yum! Brands, Inc.	35,247	2,508,882

		13,251,435

Household Products — 1.4%
Church & Dwight Co., Inc.	66,711	3,281,514

Insurance — 0.5%
W.R. Berkley Corp.	35,493	1,282,007

Internet Software & Services — 3.2%
Rackspace Hosting, Inc.*(a)	44,971	2,598,874
VeriSign, Inc.(a)	128,841	4,939,764

		7,538,638

IT Services — 3.2%
Alliance Data Systems Corp.*(a)	29,656	3,735,470
Gartner, Inc.*(a)	53,772	2,292,838
Teradata Corp.*	22,626	1,541,962

		7,570,270

Life Sciences Tools & Services — 2.1%
Agilent Technologies, Inc.	62,482	2,781,074
Waters Corp.*	24,553	2,275,081

		5,056,155

Machinery — 4.0%
Colfax Corp.*	65,174	2,296,732
IDEX Corp.	78,408	3,303,329
Pall Corp.	22,329	1,331,478
Xylem, Inc.	85,876	2,383,059

		9,314,598

Metals & Mining — 2.1%
Eldorado Gold Corp.	88,160	1,211,318
Reliance Steel & Aluminum Co.	45,887	2,591,698
Silver Wheaton Corp.	33,133	1,100,016

		4,903,032

Multiline Retail — 3.4%
Dollar Tree, Inc.*	55,082	5,204,698
Nordstrom, Inc.	48,967	2,728,441

		7,933,139

Oil, Gas & Consumable Fuels — 6.7%
Cimarex Energy Co.	14,737	1,112,201
Cobalt International Energy, Inc.*	79,684	2,392,911
Concho Resources, Inc.*	26,686	2,724,107
Denbury Resources, Inc.*	182,070	3,319,136
Noble Energy, Inc.	31,282	3,058,754
SM Energy Co.	15,772	1,116,184
Southwestern Energy Co.*	66,783	2,043,560

		15,766,853

Personal Products — 1.1%
Herbalife Ltd.	39,141	2,693,684

Pharmaceuticals — 2.7%
Perrigo Co.	25,245	2,608,061
Valeant Pharmaceuticals International, Inc.*	69,541	3,733,656

		6,341,717

Professional Services — 2.1%
IHS, Inc. (Class A Stock)*	32,826	3,074,155
Robert Half International, Inc.	59,190	1,793,457

		4,867,612

Real Estate Investment Trusts — 2.1%
American Tower Corp.	18,801	1,184,839
Annaly Capital Management, Inc.(a)	237,308	3,754,212

		4,939,051

Road & Rail — 1.1%
JB Hunt Transport Services, Inc.	25,461	1,384,315
Kansas City Southern*	17,158	1,230,057

		2,614,372

Semiconductors & Semiconductor Equipment — 4.3%
Altera Corp.	49,009	1,951,538
Broadcom Corp. (Class A Stock)	51,191	2,011,806
Maxim Integrated Products, Inc.	100,580	2,875,582
Xilinx, Inc.	91,697	3,340,522

		10,179,448

Software — 5.6%
Activision Blizzard, Inc.	201,389	2,581,807
Ariba, Inc.*	77,449	2,533,357
Check Point Software Technologies Ltd.*(a)	40,073	2,558,260
Intuit, Inc.	50,857	3,058,032
Red Hat, Inc.*	42,680	2,556,105

		13,287,561

Specialty Retail — 6.0%
Bed Bath & Beyond, Inc.*	48,325	3,178,335
O’Reilly Automotive, Inc.*	37,694	3,443,347
Ross Stores, Inc.	73,031	4,243,101
TJX Cos., Inc.	61,104	2,426,440
Urban Outfitters, Inc.*	32,133	935,392

		14,226,615

Textiles, Apparel & Luxury Goods — 2.5%
Fossil, Inc.*	10,670	1,408,227
PVH Corp.	48,861	4,364,753

		5,772,980

Wireless Telecommunication Services — 4.9%
Crown Castle International Corp.*	116,548	6,216,670
NII Holdings, Inc.*	173,975	3,185,482
SBA Communications Corp. (Class A Stock)*(a)	40,914	2,078,841

		11,480,993

TOTAL LONG-TERM INVESTMENTS (cost $158,058,587)		230,866,649

SHORT-TERM INVESTMENT — 11.0%
Affiliated Money Market Mutual Fund
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $26,017,363; includes $22,695,977 of cash collateral received for securities on loan)(b)(c)	26,017,363	26,017,363

TOTAL INVESTMENTS — 109.0% (cost $184,075,950)		256,884,012
LIABILITIES IN EXCESS OF OTHER ASSETS — (9.0)%		(21,309,466)

NET ASSETS — 100.0%		$ 235,574,546

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $22,179,704; cash collateral of $22,695,977 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally for securities actively traded on a regulated securities exchange and for open-end are traded mutual funds which at daily net asset value.

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$230,866,649	$—	$—
Affiliated Money Market Mutual Fund	26,017,363	—	—

Total	$256,884,012	$—	$—

SP Small Cap Value Portfolio

Schedule of Investments

as of March 31, 2012 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.2%
COMMON STOCKS — 97.1%
Aerospace & Defense — 0.9%
AAR Corp.	17,939	$ 327,387
Kaman Corp.	22,348	758,714
Triumph Group, Inc.	9,812	614,820
		1,700,921
Airlines — 0.2%
JetBlue Airways Corp.*(a)	70,848	346,447
Auto Components — 0.9%
Cooper Tire & Rubber Co.	30,080	457,818
Dana Holding Corp.(a)	16,682	258,571
Superior Industries International, Inc.(a)	27,250	532,465
Visteon Corp.*	7,571	401,263
		1,650,117
Automotive Parts — 0.3%
Asbury Automotive Group, Inc.*	6,660	179,820
Tenneco, Inc.*	11,386	422,990
		602,810
Banks — 1.5%
Bridge Capital Holdings*(a)	8,108	109,134
Dime Community Bancshares, Inc.	15,375	224,629
Hancock Holding Co.	22,578	801,745
Independent Bank Corp.	7,943	228,202
Lakeland Financial Corp.	8,606	224,014
Pinnacle Financial Partners, Inc.*(a)	19,557	358,871
Sierra Bancorp	4,927	48,432
Trico Bancshares	11,556	201,305
UMB Financial Corp.	16,054	718,176
		2,914,508
Building Materials — 0.5%
Comfort Systems USA, Inc.	50,878	555,079
Universal Forest Products, Inc.	10,334	356,316
		911,395
Building Products — 0.4%
Gibraltar Industries, Inc.*	47,090	713,413
Capital Markets — 3.4%
Affiliated Managers Group, Inc.*	12,500	1,397,625
Cohen & Steers, Inc.(a)	13,791	439,933
Greenhill & Co., Inc.	13,690	597,432
HFF, Inc. (Class A Stock)*	63,918	1,052,729
Raymond James Financial, Inc.	26,240	958,547
Stifel Financial Corp.*	43,811	1,657,808
Waddell & Reed Financial, Inc. (Class A Stock)	16,070	520,829
		6,624,903
Chemicals — 2.9%
Ferro Corp.*	47,470	281,972
Fuller (H.B.) Co.	27,150	891,334
Grace, (W.R.) & Co.*	11,166	645,395
Koppers Holdings, Inc.	16,110	621,202
Minerals Technologies, Inc.	9,316	609,360
PolyOne Corp.	83,083	1,196,395
Schulman, (A.), Inc.	19,650	530,943
Tronox, Inc.*	2,178	379,516
Westlake Chemical Corp.	7,260	470,375
		5,626,492
Clothing & Apparel — 0.2%
Deckers Outdoor Corp.*	5,568	351,062
Commercial Banks — 8.0%
Bancorp, Inc. (The)*	189,249	1,900,060
BancorpSouth, Inc.(a)	32,840	442,355
CoBiz Financial, Inc.	20,229	143,019
Community Bank System, Inc.	20,781	598,077
Cullen/Frost Bankers, Inc.	13,670	795,457
First Midwest Bancorp, Inc.	38,266	458,427
First Republic Bank*	14,220	468,407
First Security Group, Inc.*	14,516	46,524
FirstMerit Corp.	49,660	837,268
FNB Corp.	37,626	454,522
Heritage Financial Corp.	10,211	138,870
IBERIABANK Corp.	24,651	1,318,089
PrivateBancorp, Inc.	34,162	518,237
Sandy Spring Bancorp, Inc.	9,339	169,690
Signature Bank*(a)	45,765	2,885,026
Simmons First National Corp. (Class A Stock)	5,968	154,153
Sterling Financial Corp.*	2,549	53,223
SVB Financial Group*(a)	25,480	1,639,383
Tompkins Financial Corp.(a)	7,509	300,810
Umpqua Holdings Corp.	28,260	383,206
Webster Financial Corp.	26,168	593,228
Wintrust Financial Corp.(a)	29,230	1,046,142
		15,344,173
Commercial Services — 1.0%
Convergys Corp.*	43,057	574,811
Monro Muffler Brake, Inc.	9,772	405,440
On Assignment, Inc.*	21,760	380,147
Team Health Holdings, Inc.*	28,372	583,329
		1,943,727
Commercial Services & Supplies — 0.7%
EnergySolutions, Inc.*	68,708	336,669
TMS International Corp. (Class A Stock)*	42,080	509,168
United Stationers, Inc.	14,750	457,693
		1,303,530
Communication Equipment — 1.8%
Bel Fuse, Inc. (Class B Stock)	9,780	172,813
Black Box Corp.	14,950	381,374
Digi International, Inc.*	63,114	693,623
InterDigital, Inc.(a)	11,200	390,432
Plantronics, Inc.	43,120	1,736,011
		3,374,253
Computer Hardware — 0.6%
Electronics for Imaging, Inc.*	33,310	553,612
MTS Systems Corp.	10,171	539,979
		1,093,591
Computer Services & Software — 1.0%
Mentor Graphics Corp.*	34,578	513,829
Monotype Imaging Holdings, Inc.*	22,231	331,242
NetScout Systems, Inc.*	27,595	561,283
Parametric Technology Corp.*	21,062	588,472
		1,994,826

Computers & Peripherals — 0.1%
Rimage Corp.	15,340	153,553

Construction & Engineering — 1.0%
EMCOR Group, Inc.	24,553	680,609
Granite Construction, Inc.	5,280	151,747
Meritage Homes Corp.*	14,070	380,734
Michael Baker Corp.*	4,998	119,203
Tutor Perini Corp.*	38,990	607,464

		1,939,757

Consumer Finance — 0.2%
First Cash Financial Services, Inc.*	7,300	313,097

Consumer Products & Services — 0.2%
Elizabeth Arden, Inc.*	11,658	407,797

Containers & Packaging — 0.6%
AptarGroup, Inc.	12,120	663,812
Myers Industries, Inc.	27,330	403,118

		1,066,930

Distribution/Wholesale — 0.7%
ScanSource, Inc.*	12,946	483,145
Watsco, Inc.(a)	11,096	821,548

		1,304,693

Diversified Consumer Services — 0.7%
Sotheby’s	9,290	365,469
Steiner Leisure Ltd. (Bahamas)*	21,240	1,037,149

		1,402,618

Diversified Financial Services — 0.6%
Boston Private Financial
Holdings, Inc.	28,269	280,146
KBW, Inc.	13,083	242,036
Manning & Napier, Inc.*	10,122	148,793
MarketAxess Holdings, Inc.	10,925	407,393

		1,078,368

Electric Utilities — 2.7%
Allete, Inc.	6,001	248,981
Black Hills Corp.	4,687	157,155
Cleco Corp.	32,515	1,289,220
IDACORP, Inc.	23,006	946,007
MGE Energy, Inc.	13,806	612,848
MYR Group, Inc.*	17,593	314,211
NorthWestern Corp.	6,717	238,185
Portland General Electric Co.	23,255	580,910
UniSource Energy Corp.	19,968	730,230

		5,117,747

Electrical Equipment — 0.8%
Acuity Brands, Inc.	6,665	418,762
EnerSys*(a)	11,945	413,894
GrafTech International Ltd.*	24,050	287,157
Regal-Beloit Corp.	5,926	388,449

		1,508,262

Electronic Components & Equipment — 1.3%
AVX Corp.	62,270	825,700
Littelfuse, Inc.	9,714	609,068
Park Electrochemical Corp.	37,566	1,135,620

		2,570,388

Electronics — 0.6%
Belden, Inc.	14,464	548,330
Checkpoint Systems, Inc.*	32,012	361,096
Newport Corp.*	9,717	172,185

		1,081,611

Energy Equipment & Services — 2.1%
Cal Dive International, Inc.*	113,810	375,573
Gulf Island Fabrication, Inc.	16,200	474,174
Key Energy Services, Inc.*(a)	58,539	904,428
Matrix Service Co.*	77,650	1,087,876
Natural Gas Services Group, Inc.*	27,100	357,720
TETRA Technologies, Inc.*	37,880	356,830
Tidewater, Inc.	9,870	533,177

		4,089,778

Entertainment & Leisure — 0.9%
Ascent Capital Group, Inc. (Class A Stock)*	3,499	165,468
Gaylord Entertainment Co.*	3,619	111,465
Polaris Industries, Inc.(a)	6,898	497,691
Six Flags Entertainment Corp.	11,869	555,113
Vail Resorts, Inc.	10,557	456,590

		1,786,327

Environmental Control — 0.1%
Darling International, Inc.*	16,071	279,957

Environmental Services — 0.2%
Waste Connections, Inc.	10,753	349,795

Financial—Bank & Trust — 2.7%
Bank of the Ozarks, Inc.	26,975	843,238
Columbia Banking System, Inc.	19,598	446,442
First Financial Bankshares, Inc.	16,425	578,324
Glacier Bancorp, Inc.	36,265	541,799
Northwest Bancshares, Inc.	28,467	361,531
Prosperity Bancshares, Inc.	17,522	802,508
Provident Financial Services, Inc.	19,769	287,244
SCBT Financial Corp.	11,440	374,202
Southcoast Financial Corp.*	6,595	10,519
Summit State Bank	6,996	41,906
Texas Capital Bancshares, Inc.*(a)	21,601	747,827
WSFS Financial Corp.	4,781	196,021

		5,231,561

Financial Services — 2.0%
BGC Partners, Inc. (Class A Stock)	18,319	135,377
Brookline Bancorp, Inc.	34,629	324,474
First of Long Island Corp. (The)	5,334	141,351
Home BancShares, Inc.	10,745	285,924
Knight Capital Group, Inc. (Class A Stock)*	24,510	315,444
MB Financial, Inc.	28,344	594,941
Ocwen Financial Corp.*	49,327	770,981
Piper Jaffray Cos.*	4,083	108,689
RSC Holdings, Inc.*	55,012	1,242,721

		3,919,902

Food & Staples Retailing — 0.8%
Pantry, Inc. (The)*	83,739	1,089,444
Weis Markets, Inc.	12,600	549,360

		1,638,804

Foods — 0.7%
Hain Celestial Group, Inc. (The)*	18,492	810,135
TreeHouse Foods, Inc.*	8,726	519,197

		1,329,332

Gas Utilities — 0.7%
Laclede Group, Inc. (The)	6,430	250,899
New Jersey Resources Corp.	8,950	398,901
Northwest Natural Gas Co.	10,880	493,952
WGL Holdings, Inc.	5,740	233,618

		1,377,370

Healthcare Equipment & Services — 0.1%
Orthofix International NV (Curacao)*	6,562	246,600

Healthcare Products — 0.5%
PSS World Medical, Inc.*(a)	21,605	547,471
West Pharmaceutical Services, Inc.	10,672	453,880

		1,001,351

Healthcare Providers & Services — 2.4%
Cross Country Healthcare, Inc.*	35,930	180,009
HealthSouth Corp.*(a)	57,865	1,185,075
ICON PLC, ADR (Ireland)*	37,778	801,649
LifePoint Hospitals, Inc.*	22,700	895,288
Lincare Holdings, Inc.(a)	32,265	835,018
Magellan Health Services, Inc.*	4,560	222,574
MModal, Inc.*	14,350	151,393
Select Medical Holdings Corp.*	37,140	285,607

		4,556,613

Hotels, Restaurants & Leisure — 0.5%
DineEquity, Inc.*	3,311	164,226
P.F. Chang’s China Bistro, Inc.	19,400	766,688

		930,914

Household Durables — 0.8%
Ryland Group, Inc. (The)(a)	21,170	408,158
Tempur-Pedic International, Inc.*	8,565	723,143
Toll Brothers, Inc.*(a)	15,690	376,403

		1,507,704

Household Products — 0.6%
Central Garden & Pet Co. (Class A Stock)*	57,760	556,229
Harman International Industries, Inc.	12,610	590,274

		1,146,503

Insurance — 5.5%
Allied World Assurance Co. Holdings AG (Switzerland)	31,970	2,195,380
Alterra Capital Holdings Ltd. (Bermuda)	26,348	605,477
American Equity Investment Life Holding Co.(a)	81,854	1,045,276
Arch Capital Group Ltd. (Bermuda)*	25,800	960,792
Aspen Insurance Holdings Ltd. (Bermuda)	10,288	287,447
AXIS Capital Holdings Ltd. (Bermuda)	6,340	210,298
Donegal Group, Inc. (Class A Stock)	6,931	94,747
EMC Insurance Group, Inc.	18,580	373,272
Enstar Group Ltd. (Bermuda)*	3,310	327,657
Meadowbrook Insurance Group, Inc.	240,001	2,239,209
ProAssurance Corp.	12,366	1,089,568
RLI Corp.	8,089	579,496
Tower Group, Inc.	28,810	646,208

		10,654,827

Internet & Catalog Retail — 0.2%
HSN, Inc.	12,089	459,745

Internet Software & Services
ExactTarget, Inc.*	871	22,646

Investment Companies — 0.2%
Solar Capital Ltd.	9,679	213,615
Solar Senior Capital Ltd.	7,242	116,669

		330,284

Leisure Equipment & Products — 0.1%
Arctic Cat, Inc.*	5,253	224,986

Machinery — 3.0%
Albany International Corp. (Class A Stock)	20,350	467,033
Altra Holdings, Inc.*	57,417	1,102,407
Gardner Denver, Inc.	5,830	367,407
Oshkosh Corp.*	34,240	793,341
RBC Bearings, Inc.*	31,948	1,473,761
Snap-on, Inc.	13,190	804,194
Twin Disc, Inc.(a)	9,426	245,924
WABCO Holdings, Inc.*	10,030	606,614

		5,860,681

Machinery & Equipment — 1.3%
Actuant Corp. (Class A Stock)	11,754	340,749
Applied Industrial Technologies, Inc.	11,893	489,159
Graco, Inc.	11,665	618,945
Robbins & Myers, Inc.	13,008	677,066
Tennant Co.	9,618	423,192

		2,549,111

Manufacturing — 1.2%
A.O. Smith Corp.	15,193	682,925
AZZ, Inc.	8,968	463,107
Carlisle Cos., Inc.	21,468	1,071,683

		2,217,715

Marine — 0.4%
Diana Shipping, Inc. (Marshall Islands)*	38,270	342,517
Kirby Corp.*	5,880	386,845

		729,362

Metals & Mining — 1.9%
Carpenter Technology Corp.	7,200	376,056
Commercial Metals Co.	16,326	241,951
Haynes International, Inc.	2,064	130,754
Horsehead Holding Corp.*	30,840	351,268
Kaiser Aluminum Corp.	15,648	739,525
Metals USA Holdings Corp.*	26,561	382,744
Olympic Steel, Inc.	24,911	597,864
RTI International Metals, Inc.*(a)	17,400	401,244
Schnitzer Steel Industries, Inc. (Class A Stock)	6,351	253,373

Stillwater Mining Co.*	9,946	125,717

		3,600,496

Oil & Gas Exploration/Production — 0.1%
Matador Resources Co.*	15,698	171,893

Oil Field Equipment & Services — 0.2%
Thermon Group Holdings, Inc.*	18,319	374,624

Oil, Gas & Consumable Fuels — 3.8%
Approach Resources, Inc.*	29,406	1,086,552
Bill Barrett Corp.*(a)	25,940	674,699
Carrizo Oil & Gas, Inc.*	27,120	766,411
Magnum Hunter Resources Corp.*(a)	106,970	685,678
Newpark Resources, Inc.*	97,500	798,525
Petroleum Development Corp.*(a)	15,590	578,233
Rex Energy Corp.*	24,792	264,779
Rosetta Resources, Inc.*(a)	2,516	122,680
Southwest Gas Corp.	53,223	2,274,751

		7,252,308

Paper & Forest Products — 0.5%
Louisiana-Pacific Corp.*	107,500	1,005,125

Pharmaceuticals — 0.6%
Herbalife Ltd. (Cayman Islands)	11,194	770,371
Medicis Pharmaceutical Corp. (Class A Stock)	8,098	304,404

		1,074,775

Professional Services — 0.6%
CDI Corp.	380	6,813
Hudson Highland Group, Inc.*	37,100	199,598
Korn/Ferry International*	11,710	196,142
TrueBlue, Inc.*	42,820	765,622

		1,168,175

Real Estate Investment Trusts — 11.3%
Acadia Realty Trust	24,762	558,136
American Campus Communities, Inc.	31,496	1,408,501
BioMed Realty Trust, Inc.(a)	101,235	1,921,440
Campus Crest Communities, Inc.(a)	50,550	589,413
CBL & Associates Properties, Inc.	30,039	568,338
Cogdell Spencer, Inc.	63,060	267,374
Coresite Realty Corp.	38,560	909,630
Corporate Office Properties Trust	10,930	253,685
Cousins Properties, Inc.	56,223	426,170
CreXus Investment Corp.	25,293	261,530
CubeSmart	43,005	511,760
CYS Investments, Inc.(a)	66,967	876,598
DiamondRock Hospitality Co.	40,800	419,832
DuPont Fabros Technology, Inc.(a)	21,003	513,523
EastGroup Properties, Inc.(a)	11,120	558,446
Entertainment Properties Trust	22,070	1,023,607
Hersha Hospitality Trust	80,940	441,932
Hudson Pacific Properties, Inc.	32,524	492,088
LaSalle Hotel Properties	48,644	1,368,842
LTC Properties, Inc.	3,035	97,120
MFA Financial, Inc.	132,656	990,940
Mid-America Apartment Communities, Inc.	22,184	1,486,994
National Health Investors, Inc.	7,337	357,899
National Retail Properties, Inc.	29,563	803,818
Omega Healthcare Investors, Inc.	14,375	305,613
Pebblebrook Hotel Trust	86,691	1,957,483
PS Business Parks, Inc.	15,244	999,092
Retail Opportunity Investments Corp.	36,835	443,493
Senior Housing Properties Trust	8,250	181,913
Two Harbors Investment Corp.	65,278	661,919
Washington Real Estate Investment Trust	5,600	166,320

		21,823,449

Real Estate Management & Development — 0.8%
CBRE Group, Inc.*(a)	37,860	755,686
Jones Lang LaSalle, Inc.	7,310	608,996
Kennedy-Wilson Holdings, Inc.	9,215	124,402

		1,489,084

Retail & Merchandising — 2.3%
Big Lots, Inc.*	19,203	826,113
Express, Inc.*(a)	21,391	534,347
EZCORP, Inc. (Class A Stock)*	5,888	191,095
Genesco, Inc.*	3,676	263,385
GNC Holdings, Inc. (Class A Stock)	16,576	578,337
Nu Skin Enterprises, Inc. (Class A Stock)(a)	11,505	666,255
Susser Holdings Corp.*	4,657	119,545
Vera Bradley, Inc.*(a)	12,138	366,446
Vitamin Shoppe, Inc.*	6,412	283,475
World Fuel Services Corp.	14,216	582,856

		4,411,854

Road & Rail — 1.4%
Genesee & Wyoming, Inc. (Class A Stock)*(a)	19,200	1,047,936
Landstar System, Inc.(a)	11,130	642,423
Old Dominion Freight Line, Inc.*(a)	22,795	1,086,638

		2,776,997

Semiconductors & Semiconductor Equipment — 3.7%
Cabot Microelectronics Corp.	13,842	538,177
Exar Corp.*	85,620	719,208
Fairchild Semiconductor International, Inc.*	40,590	596,673
Micrel, Inc.	23,102	237,026
MKS Instruments, Inc.	21,017	620,632
ON Semiconductor Corp.*	128,070	1,153,911
Semtech Corp.*	31,192	887,724
Standard Microsystems Corp.*	25,665	663,954
Teradyne, Inc.*(a)	86,970	1,468,923
Veeco Instruments, Inc.*(a)	7,090	202,774

		7,089,002

Software — 0.5%
SS&C Technologies Holdings, Inc.*(a)	42,950	1,002,023

Specialty Retail — 2.6%
Aeropostale, Inc.*	14,152	305,966
ANN, Inc.*	26,570	760,965
Cato Corp. (The) (Class A Stock)	15,220	420,681
Children’s Place Retail Stores, Inc. (The)*(a)	28,921	1,494,348

Francesca’s Holdings Corp.*	6,106	193,011
Guess?, Inc.	11,050	345,312
Jos. A. Bank Clothiers, Inc.*(a)	10,643	536,514
MarineMax, Inc.*	52,350	430,840
Mattress Firm Holding Corp.*	13,588	514,985

		5,002,622

Telecommunications — 1.6%
ADTRAN, Inc.	15,004	467,975
Anixter International, Inc.*	10,949	794,131
Knology, Inc.*(a)	37,582	683,992
Premiere Global Services, Inc.*	62,738	567,152
SYNNEX Corp.*(a)	13,522	515,729

		3,028,979

Textiles, Apparel & Luxury Goods — 1.6%
Fossil, Inc.*(a)	2,904	383,270
G & K Services, Inc. (Class A Stock)	17,193	588,001
Gildan Activewear, Inc. (Canada)	7,551	208,030
Hanesbrands, Inc.*(a)	23,030	680,306
Steven Madden Ltd.*	12,975	554,681
Warnaco Group, Inc. (The)*(a)	10,515	614,076

		3,028,364

Thrifts & Mortgage Finance — 0.9%
BankUnited, Inc.	19,610	490,250
Flushing Financial Corp.	24,136	324,870
People’s United Financial, Inc.	41,440	548,666
Westfield Financial, Inc.	38,610	305,405

		1,669,191

Trading Companies & Distributors — 0.2%
Beacon Roofing Supply, Inc.*	17,853	459,893

Transportation — 0.6%
Forward Air Corp.	18,034	661,307
Heartland Express, Inc.	34,747	502,441

		1,163,748

Utilities — 1.1%
El Paso Electric Co.	65,038	2,113,085

TOTAL COMMON STOCKS (cost $139,519,218)		186,588,544

EXCHANGE TRADED FUNDS — 1.9%
iShares Nasdaq Biotechnology Index Fund(a)	7,500	924,750
iShares Russell 2000 Value Index Fund	37,680	2,749,510
TOTAL EXCHANGE TRADED FUNDS (cost $3,161,290)		3,674,260

UNAFFILIATED MUTUAL FUNDS — 0.2%
Golub Capital BDC, Inc.	10,989	167,802
PennantPark Investment Corp.	25,547	265,689
TOTAL UNAFFILIATED MUTUAL FUNDS (cost $523,444)		433,491

WARRANTS*(l)
Oil, Gas & Consumable Fuels
Magnum Hunter Resources Corp., expiring 10/14/13 (cost $0)	4,411	—

TOTAL LONG-TERM INVESTMENTS (cost $143,203,952)		190,696,295

SHORT-TERM INVESTMENT — 16.9%
Affiliated Money Market Mutual Fund
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund(cost $32,506,731; includes $30,843,198 of cash collateral for securities on loan)(b)(w)	32,506,731	32,506,731

TOTAL INVESTMENTS — 116.1% (cost $175,710,683)		223,203,026
LIABILITIES IN EXCESS OF OTHER ASSETS — (16.1)%		(30,965,559)

NET ASSETS — 100.0%		$192,237,467

The following abbreviation is used in the Portfolio descriptions:

ADR	American Depositary Receipt
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $29,983,674; cash collateral of $30,843,198 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(l)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of March 31, 2012.
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally for securities actively traded on a regulated securities exchange and for open-end mutual funds which trade at daily net asset value.

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tool.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$186,588,544	$—	$—
Exchange Traded Funds	3,674,260	—	—
Unaffiliated Mutual Funds	433,491	—	—
Affiliated Money Market Mutual Fund	32,506,731	—	—

Total	$223,203,026	$—	$—

Stock Index Portfolio

Schedule of Investments

as of March 31, 2012 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.1%
COMMON STOCKS
Aerospace & Defense — 2.5%
Boeing Co. (The)	135,036	$ 10,042,627
General Dynamics Corp.	66,000	4,843,080
Goodrich Corp.	23,300	2,922,752
Honeywell International, Inc.	143,550	8,763,728
L-3 Communications Holdings, Inc.	18,700	1,323,399
Lockheed Martin Corp.(a)	49,198	4,420,932
Northrop Grumman Corp.	47,726	2,915,104
Precision Castparts Corp.	25,900	4,478,110
Raytheon Co.	65,318	3,447,484
Rockwell Collins, Inc.	29,300	1,686,508
Textron, Inc.	44,900	1,249,567
United Technologies Corp.	167,200	13,867,568

		59,960,859

Air Freight & Logistics — 1.0%
C.H. Robinson Worldwide, Inc.	30,200	1,977,798
Expeditors International of Washington, Inc.(a)	38,900	1,809,239
FedEx Corp.	59,040	5,429,318
United Parcel Service, Inc. (Class B Stock)	179,300	14,473,096

		23,689,451

Airlines
Southwest Airlines Co.	139,337	1,148,137

Auto Components — 0.3%
BorgWarner, Inc.*(a)	18,200	1,534,988
Goodyear Tire & Rubber Co. (The)*	38,600	433,092
Johnson Controls, Inc.(a)	128,700	4,180,176

		6,148,256

Automobiles — 0.5%
Ford Motor Co.(a)	704,559	8,799,942
Harley-Davidson, Inc.(a)	44,300	2,174,244

		10,974,186

Beverages — 2.4%
Beam, Inc.	25,900	1,516,963
Brown-Forman Corp. (Class B Stock)	18,500	1,542,715
Coca-Cola Co. (The)	416,700	30,839,967
Coca-Cola Enterprises, Inc.	57,300	1,638,780
Constellation Brands, Inc. (Class A Stock)*	34,100	804,419
Dr Pepper Snapple Group, Inc.	38,800	1,560,148
Molson Coors Brewing Co. (Class B Stock)	29,100	1,316,775
PepsiCo, Inc.	286,339	18,998,593

		58,218,360

Biotechnology — 1.2%
Amgen, Inc.(a)	145,194	9,871,740
Biogen Idec, Inc.*	45,625	5,747,381
Celgene Corp.*	84,300	6,534,936
Gilead Sciences, Inc.*	136,900	6,687,565

		28,841,622

Building Products
Masco Corp.(a)	54,800	732,676

Capital Markets — 2.0%
Ameriprise Financial, Inc.	40,900	2,336,617
Bank of New York Mellon Corp. (The)	224,489	5,416,920
BlackRock, Inc. (Class A Stock)	18,400	3,770,160
Charles Schwab Corp. (The)(a)	192,300	2,763,351
E*Trade Financial Corp.*	43,610	477,530
Federated Investors, Inc. (Class B Stock)(a)	15,000	336,150
Franklin Resources, Inc.	26,400	3,274,392
Goldman Sachs Group, Inc. (The)	91,000	11,317,670
Invesco Ltd.	84,800	2,261,616

Legg Mason, Inc.	23,900	667,527
Morgan Stanley	276,410	5,428,692
Northern Trust Corp.	44,200	2,097,290
State Street Corp.	90,100	4,099,550
T. Rowe Price Group, Inc.	47,300	3,088,690

		47,336,155

Chemicals — 2.2%
Air Products & Chemicals, Inc.	39,300	3,607,740
Airgas, Inc.	13,200	1,174,404
CF Industries Holdings, Inc.	12,400	2,264,860
Dow Chemical Co. (The)	213,461	7,394,289
E.I. du Pont de Nemours & Co.	170,391	9,013,684
Eastman Chemical Co.	25,600	1,323,264
Ecolab, Inc.(a)	51,400	3,172,408
FMC Corp.	12,600	1,333,836
International Flavors & Fragrances, Inc.	16,100	943,460
Monsanto Co.	99,296	7,919,849
Mosaic Co. (The)	54,200	2,996,718
PPG Industries, Inc.	29,100	2,787,780
Praxair, Inc.	55,600	6,373,984
Sherwin-Williams Co. (The)	15,700	1,706,119
Sigma-Aldrich Corp.(a)	20,700	1,512,342

		53,524,737

Commercial Banks — 2.8%
BB&T Corp.(a)	128,300	4,027,337
Comerica, Inc.	33,950	1,098,622
Fifth Third Bancorp	167,749	2,356,873
First Horizon National Corp.(a)	44,745	464,453
Huntington Bancshares, Inc.	148,775	959,599
KeyCorp	179,700	1,527,450
M&T Bank Corp.	23,800	2,067,744
PNC Financial Services Group, Inc.	97,293	6,274,426
Regions Financial Corp.	247,912	1,633,740
SunTrust Banks, Inc.	100,800	2,436,336
U.S. Bancorp	352,381	11,163,430
Wells Fargo & Co.	969,886	33,111,908
Zions Bancorporation(a)	30,000	643,800

		67,765,718

Commercial Services & Supplies — 0.4%
Avery Dennison Corp.(a)	19,000	572,470
Cintas Corp.(a)	21,700	848,904
Iron Mountain, Inc.(a)	34,100	982,080
Pitney Bowes, Inc.(a)	37,700	662,766
Republic Services, Inc.	58,310	1,781,953
RR Donnelley & Sons Co.(a)	38,800	480,732
Stericycle, Inc.*(a)	13,900	1,162,596
Waste Management, Inc.(a)	85,030	2,972,649

		9,464,150

Communications Equipment — 2.2%
Cisco Systems, Inc.	998,200	21,111,930
F5 Networks, Inc.*	14,800	1,997,408
Harris Corp.(a)	20,700	933,156
JDS Uniphase Corp.*(a)	39,587	573,616
Juniper Networks, Inc.*	98,000	2,242,240
Motorola Mobility Holdings, Inc.*	46,536	1,826,073
Motorola Solutions, Inc.	56,327	2,863,101
QUALCOMM, Inc.	312,900	21,283,458

		52,830,982

Computers & Peripherals — 5.6%
Apple, Inc.*	171,300	102,689,211
Dell, Inc.*	283,500	4,706,100
EMC Corp.*	377,774	11,287,887
Hewlett-Packard Co.	369,116	8,796,034
Lexmark International, Inc. (Class A Stock)(a)	15,514	515,686
NetApp, Inc.*(a)	66,800	2,990,636
SanDisk Corp.*	43,900	2,177,001
Western Digital Corp.*	40,600	1,680,434

		134,842,989

Construction & Engineering — 0.2%
Fluor Corp.	31,700	1,903,268
Jacobs Engineering Group, Inc.*	22,200	985,014
Quanta Services, Inc.*	33,000	689,700

		3,577,982

Construction Materials
Vulcan Materials Co.	22,300	952,879

Consumer Finance — 0.9%
American Express Co.	186,600	10,796,676
Capital One Financial Corp.	98,869	5,510,958
Discover Financial Services	99,605	3,320,831
SLM Corp.	98,000	1,544,480

		21,172,945

Containers & Packaging — 0.1%
Ball Corp.	29,900	1,282,112
Bemis Co., Inc.	17,900	577,991
Owens-Illinois, Inc.*	30,400	709,536
Sealed Air Corp.	31,620	610,582

		3,180,221

Distributors — 0.1%
Genuine Parts Co.	32,025	2,009,569

Diversified Consumer Services — 0.1%
Apollo Group, Inc. (Class A Stock)*(a)	22,700	877,128
DeVry, Inc.	10,000	338,700
H&R Block, Inc.	54,500	897,615

		2,113,443

Diversified Financial Services — 3.4%
Bank of America Corp.	1,956,132	18,720,183
Citigroup, Inc.	538,197	19,671,100
CME Group, Inc.	12,420	3,593,479
IntercontinentalExchange, Inc.*(a)	13,800	1,896,396
JPMorgan Chase & Co.	699,945	32,183,471
Leucadia National Corp.	37,600	981,360
Moody’s Corp.(a)	36,720	1,545,912
NASDAQ OMX Group, Inc. (The)*(a)	25,600	663,040
NYSE Euronext	48,500	1,455,485

		80,710,426

Diversified Telecommunication Services — 2.5%
AT&T, Inc.	1,092,411	34,115,995
CenturyLink, Inc.	113,585	4,390,060
Frontier Communications Corp.(a)	177,916	741,910
Verizon Communications, Inc.	523,938	20,030,150
Windstream Corp.	96,065	1,124,921

		60,403,036

Electric Utilities — 1.8%
American Electric Power Co., Inc.	90,040	3,473,743
Duke Energy Corp.(a)	247,182	5,193,294
Edison International	60,100	2,554,851
Entergy Corp.	33,800	2,271,360
Exelon Corp.	157,673	6,182,358
FirstEnergy Corp.	76,280	3,477,605
NextEra Energy, Inc.	76,400	4,666,512
Northeast Utilities	33,300	1,236,096
Pepco Holdings, Inc.(a)	36,200	683,818
Pinnacle West Capital Corp.	20,900	1,001,110
PPL Corp.	102,700	2,902,302
Progress Energy, Inc.	55,814	2,964,282
Southern Co.	159,100	7,148,363

		43,755,694

Electrical Equipment — 0.5%
Cooper Industries PLC (Ireland)	27,700	1,771,415
Emerson Electric Co.	139,400	7,273,892
Rockwell Automation, Inc.	25,900	2,064,230
Roper Industries, Inc.	17,100	1,695,636

		12,805,173

Electronic Equipment, Instruments & Components — 0.5%
Amphenol Corp. (Class A Stock)	31,700	1,894,709
Corning, Inc.	289,300	4,073,344

FLIR Systems, Inc.	23,500	594,785
Jabil Circuit, Inc.(a)	36,400	914,368
Molex, Inc.	26,600	747,992
TE Connectivity Ltd.	76,600	2,815,050

		11,040,248

Energy Equipment & Services — 1.8%
Baker Hughes, Inc.	80,248	3,365,601
Cameron International Corp.*	41,800	2,208,294
Diamond Offshore Drilling, Inc.(a)	12,500	834,375
FMC Technologies, Inc.*	44,600	2,248,732
Halliburton Co.	171,300	5,685,447
Helmerich & Payne, Inc.(a)	19,900	1,073,605
Nabors Industries Ltd.*	56,600	989,934
National Oilwell Varco, Inc.	78,900	6,270,183
Noble Corp.	45,300	1,697,391
Rowan Cos., Inc.*	20,500	675,065
Schlumberger Ltd.	245,122	17,141,382

		42,190,009

Food & Staples Retailing — 2.2%
Costco Wholesale Corp.	80,632	7,321,386
CVS Caremark Corp.	239,538	10,731,302
Kroger Co. (The)	115,700	2,803,411
Safeway, Inc.(a)	57,300	1,158,033
SUPERVALU, Inc.(a)	17,408	99,400
Sysco Corp.	110,000	3,284,600
Walgreen Co.	163,900	5,489,011
Wal-Mart Stores, Inc.	322,500	19,737,000
Whole Foods Market, Inc.	29,000	2,412,800

		53,036,943

Food Products — 1.7%
Archer-Daniels-Midland Co.	121,238	3,838,395
Campbell Soup Co.(a)	30,100	1,018,885
ConAgra Foods, Inc.	70,300	1,846,078
Dean Foods Co.*	20,000	242,200
General Mills, Inc.	118,700	4,682,715
H.J. Heinz Co.	59,450	3,183,547
Hershey Co. (The)	28,900	1,772,437
Hormel Foods Corp.	27,600	814,752
J.M. Smucker Co. (The)	20,300	1,651,608
Kellogg Co.	45,100	2,418,713
Kraft Foods, Inc. (Class A Stock)	325,811	12,384,076
McCormick & Co., Inc.(a)	24,800	1,349,864
Mead Johnson Nutrition Co.	37,293	3,075,927
Sara Lee Corp.	110,700	2,383,371
Tyson Foods, Inc. (Class A Stock)	56,100	1,074,315

		41,736,883

Gas Utilities — 0.1%
AGL Resources, Inc.	17,537	687,801
ONEOK, Inc.	18,120	1,479,679

		2,167,480

Healthcare Equipment & Supplies — 1.8%
Baxter International, Inc.	102,700	6,139,406
Becton, Dickinson & Co.	40,500	3,144,825
Boston Scientific Corp.*	277,799	1,661,238
C.R. Bard, Inc.	16,000	1,579,520
CareFusion Corp.*	39,537	1,025,195
Covidien PLC	89,700	4,904,796
DENTSPLY International, Inc.	22,500	902,925
Edwards Lifesciences Corp.*	20,200	1,469,146
Intuitive Surgical, Inc.*	7,300	3,954,775
Medtronic, Inc.	196,000	7,681,240
St. Jude Medical, Inc.	59,800	2,649,738
Stryker Corp.	60,600	3,362,088
Varian Medical Systems, Inc.*(a)	20,400	1,406,784
Zimmer Holdings, Inc.	33,386	2,146,052

		42,027,728

Healthcare Providers & Services — 2.1%
Aetna, Inc.	69,048	3,463,448
AmerisourceBergen Corp.	47,100	1,868,928
Cardinal Health, Inc.	65,175	2,809,694

CIGNA Corp.	52,100	2,565,925
Coventry Health Care, Inc.	27,650	983,510
DaVita, Inc.*	17,500	1,577,975
Express Scripts, Inc.*(a)	87,400	4,735,332
Humana, Inc.	32,800	3,033,344
Laboratory Corp. of America Holdings*(a)	17,500	1,601,950
McKesson Corp.(a)	45,707	4,011,703
Medco Health Solutions, Inc.*	71,792	5,046,978
Patterson Cos., Inc.	15,900	531,060
Quest Diagnostics, Inc.	28,100	1,718,315
Tenet Healthcare Corp.*	80,000	424,800
UnitedHealth Group, Inc.	196,300	11,569,922
WellPoint, Inc.	64,500	4,760,100

		50,702,984

Healthcare Technology — 0.1%
Cerner Corp.*(a)	24,900	1,896,384

Hotels, Restaurants & Leisure — 1.9%
Carnival Corp.(a)	82,900	2,659,432
Chipotle Mexican Grill, Inc.*(a)	5,500	2,299,000
Darden Restaurants, Inc.(a)	25,350	1,296,906
International Game Technology	56,100	941,919
Marriott International, Inc. (Class A Stock)(a)	48,103	1,820,699
McDonald’s Corp.	189,900	18,629,190
Starbucks Corp.	138,300	7,729,587
Starwood Hotels & Resorts Worldwide, Inc.(a)	32,800	1,850,248
Wyndham Worldwide Corp.	29,463	1,370,324
Wynn Resorts Ltd.	13,100	1,635,928
Yum! Brands, Inc.	85,300	6,071,654

		46,304,887

Household Durables — 0.2%
D.R. Horton, Inc.(a)	45,200	685,684
Harman International Industries, Inc.	14,100	660,021
Leggett & Platt, Inc.(a)	28,200	648,882
Lennar Corp. (Class A Stock)(a)	24,300	660,474
Newell Rubbermaid, Inc.	55,749	992,890
Pulte Group, Inc.*(a)	48,385	428,207
Whirlpool Corp.	14,607	1,122,694

		5,198,852

Household Products — 2.1%
Clorox Co. (The)	24,400	1,677,500
Colgate-Palmolive Co.	88,500	8,653,530
Kimberly-Clark Corp.	73,388	5,422,639
Procter & Gamble Co. (The)	504,381	33,899,447

		49,653,116

Independent Power Producers & Energy Traders — 0.1%
AES Corp. (The)*	117,900	1,540,953
NRG Energy, Inc.*	45,800	717,686

		2,258,639

Industrial Conglomerates — 2.6%
3M Co.	129,300	11,534,853
Danaher Corp.	102,200	5,723,200
General Electric Co.	1,941,600	38,967,912
Tyco International Ltd.	86,400	4,853,952

		61,079,917

Insurance — 3.4%
ACE Ltd.	64,300	4,706,760
Aflac, Inc.	90,500	4,162,095
Allstate Corp. (The)	99,288	3,268,561
American International Group, Inc.*	94,029	2,898,914
Aon Corp.	62,425	3,062,570
Assurant, Inc.	20,600	834,300
Berkshire Hathaway, Inc. (Class B Stock)*	324,000	26,292,600
Chubb Corp. (The)	52,900	3,655,919
Cincinnati Financial Corp.	31,128	1,074,227

Genworth Financial, Inc. (Class A Stock)*	103,200	858,624
Hartford Financial Services Group, Inc. (The)(a)	86,300	1,819,204
Lincoln National Corp.	58,963	1,554,265
Loews Corp.	62,026	2,472,977
Marsh & McLennan Cos., Inc.	103,400	3,390,486
MetLife, Inc.	197,700	7,384,095
Principal Financial Group, Inc.	63,600	1,876,836
Progressive Corp. (The)(a)	119,800	2,776,964
Torchmark Corp.	22,550	1,124,117
Travelers Cos., Inc. (The)	76,398	4,522,762
Unum Group	63,456	1,553,403
XL Group PLC (Class A Stock)	59,500	1,290,555

		80,580,234

Internet & Catalog Retail — 0.9%
Amazon.com, Inc.*	66,700	13,507,417
Expedia, Inc.(a)	18,800	628,672
Netflix, Inc.*(a)	8,700	1,000,848
Priceline.com, Inc.*	9,200	6,601,000
Tripadvisor, Inc.*(a)	18,800	670,596

		22,408,533

Internet Software & Services — 1.8%
Akamai Technologies, Inc.*	33,500	1,229,450
eBay, Inc.*	212,100	7,824,369
Google, Inc. (Class A Stock)*	46,550	29,849,722
VeriSign, Inc.(a)	27,400	1,050,516
Yahoo!, Inc.*(a)	228,500	3,477,770

		43,431,827

IT Services — 3.9%
Accenture PLC (Ireland) (Class A Stock)	118,300	7,630,350
Automatic Data Processing, Inc.	89,800	4,956,062
Cognizant Technology Solutions Corp. (Class A Stock)*	55,600	4,278,420
Computer Sciences Corp.	26,300	787,422
Fidelity National Information Services, Inc.	46,100	1,526,832
Fiserv, Inc.*(a)	26,700	1,852,713
International Business Machines Corp.	213,200	44,484,180
Mastercard, Inc. (Class A Stock)	19,800	8,326,692
Paychex, Inc.(a)	61,250	1,898,137
SAIC, Inc.*(a)	54,400	718,080
Teradata Corp.*	29,600	2,017,240
Total System Services, Inc.	29,993	691,939
Visa, Inc. (Class A Stock)	93,700	11,056,600
Western Union Co. (The)	115,004	2,024,070

		92,248,737

Leisure Equipment & Products — 0.1%
Hasbro, Inc.(a)	22,150	813,348
Mattel, Inc.	65,281	2,197,359

		3,010,707

Life Sciences Tools & Services — 0.4%
Agilent Technologies, Inc.	65,682	2,923,506
Life Technologies Corp.*	33,330	1,627,170
PerkinElmer, Inc.	23,200	641,712
Thermo Fisher Scientific, Inc.	70,800	3,991,704
Waters Corp.*	15,900	1,473,294

		10,657,386

Machinery — 2.1%
Caterpillar, Inc.	118,000	12,569,360
Cummins, Inc.	37,500	4,501,500
Deere & Co.	76,700	6,205,030
Dover Corp.	35,100	2,209,194
Eaton Corp.	62,200	3,099,426
Flowserve Corp.	9,400	1,085,794
Illinois Tool Works, Inc.	89,600	5,117,952
Ingersoll-Rand PLC	56,700	2,344,545
Joy Global, Inc.	17,400	1,278,900
PACCAR, Inc.	66,128	3,096,774

Pall Corp.(a)	20,100	1,198,563
Parker Hannifin Corp.	28,587	2,417,031
Snap-on, Inc.	11,000	670,670
Stanley Black & Decker, Inc.(a)	31,135	2,396,150
Xylem, Inc.	27,600	765,900

		48,956,789

Media — 3.1%
Cablevision Systems Corp. (Class A Stock)	35,800	525,544
CBS Corp. (Class B Stock)	119,668	4,057,942
Comcast Corp. (Class A Stock)	499,246	14,982,373
DIRECTV (Class A Stock)*	126,100	6,221,774
Discovery Communications, Inc. (Class A Stock)*(a)	45,500	2,302,300
Gannett Co., Inc.	42,900	657,657
Interpublic Group of Cos., Inc. (The)	83,162	948,878
McGraw-Hill Cos., Inc. (The)	54,000	2,617,380
News Corp. (Class A Stock)	399,200	7,860,248
Omnicom Group, Inc.	51,100	2,588,215
Scripps Networks Interactive, Inc. (Class A Stock)	15,600	759,564
Time Warner Cable, Inc.(a)	56,726	4,623,169
Time Warner, Inc.(a)	184,540	6,966,385
Viacom, Inc. (Class B Stock)	101,668	4,825,163
Walt Disney Co. (The)	331,501	14,513,114
Washington Post Co. (The) (Class B Stock)	1,000	373,570

		74,823,276

Metals & Mining — 0.8%
Alcoa, Inc.	195,776	1,961,675
Allegheny Technologies, Inc.	15,440	635,665
Cliffs Natural Resources, Inc.(a)	27,000	1,870,020
Freeport-McMoRan Copper & Gold, Inc.	175,912	6,691,692
Newmont Mining Corp.	91,503	4,691,359
Nucor Corp.	58,500	2,512,575
Titanium Metals Corp.	8,000	108,480
United States Steel Corp.(a)	21,140	620,882

		19,092,348

Multiline Retail — 0.8%
Big Lots, Inc.*	11,300	486,126
Dollar Tree, Inc.*	22,000	2,078,780
Family Dollar Stores, Inc.	21,700	1,373,176
J.C. Penney Co., Inc.(a)	22,700	804,261
Kohl’s Corp.	46,200	2,311,386
Macy’s, Inc.	78,420	3,115,627
Nordstrom, Inc.	30,100	1,677,172
Sears Holdings Corp.*(a)	4,000	265,000
Target Corp.	123,868	7,217,788

		19,329,316

Multi-Utilities — 1.3%
Ameren Corp.	45,300	1,475,874
CenterPoint Energy, Inc.	70,610	1,392,429
CMS Energy Corp.	41,900	921,800
Consolidated Edison, Inc.	51,200	2,991,104
Dominion Resources, Inc.	105,184	5,386,473
DTE Energy Co.	32,000	1,760,960
Integrys Energy Group, Inc.	13,150	696,818
NiSource, Inc.	45,100	1,098,185
PG&E Corp.	73,500	3,190,635
Public Service Enterprise Group, Inc.	96,500	2,953,865
SCANA Corp.(a)	22,200	1,012,542
Sempra Energy	45,654	2,737,414
TECO Energy, Inc.	38,200	670,410
Wisconsin Energy Corp.(a)	45,200	1,590,136
Xcel Energy, Inc.	90,095	2,384,815

		30,263,460

Office Electronics — 0.1%
Xerox Corp.	259,111	2,093,617

Oil, Gas & Consumable Fuels — 9.3%
Alpha Natural Resources, Inc.*	38,605	587,182
Anadarko Petroleum Corp.	91,126	7,138,811
Apache Corp.	71,250	7,156,350
Cabot Oil & Gas Corp.	40,600	1,265,502
Chesapeake Energy Corp.(a)	123,900	2,870,763
Chevron Corp.	366,092	39,259,706
ConocoPhillips	238,479	18,126,789
Consol Energy, Inc.(a)	42,500	1,449,250
Denbury Resources, Inc.*(a)	70,300	1,281,569
Devon Energy Corp.	75,400	5,362,448
El Paso Corp.	137,911	4,075,270
EOG Resources, Inc.	49,500	5,499,450
EQT Corp.	26,400	1,272,744
Exxon Mobil Corp.	868,954	75,364,380
Hess Corp.	57,000	3,360,150
Marathon Oil Corp.	130,594	4,139,830
Marathon Petroleum Corp.	66,847	2,898,486
Murphy Oil Corp.	37,100	2,087,617
Newfield Exploration Co.*	23,700	821,916
Noble Energy, Inc.	33,100	3,236,518
Occidental Petroleum Corp.	150,400	14,322,592
Peabody Energy Corp.	51,400	1,488,544
Pioneer Natural Resources Co.	21,200	2,365,708
QEP Resources, Inc.	33,200	1,012,600
Range Resources Corp.	29,500	1,715,130
Southwestern Energy Co.*	64,300	1,967,580
Spectra Energy Corp.	121,242	3,825,185
Sunoco, Inc.	21,000	801,150
Tesoro Corp.*	26,500	711,260
Valero Energy Corp.	105,300	2,713,581
Williams Cos., Inc. (The)	108,400	3,339,804
WPX Energy, Inc.*	36,133	650,761

		222,168,626

Paper & Forest Products — 0.2%
International Paper Co.	80,867	2,838,432
MeadWestvaco Corp.	33,989	1,073,712

		3,912,144

Personal Products — 0.2%
Avon Products, Inc.	78,700	1,523,632
Estee Lauder Cos., Inc. (The) (Class A Stock)	42,200	2,613,868

		4,137,500

Pharmaceuticals — 5.7%
Abbott Laboratories(a)	290,000	17,774,100
Allergan, Inc.	57,200	5,458,596
Bristol-Myers Squibb Co.	314,940	10,629,225
Eli Lilly & Co.	189,400	7,627,138
Forest Laboratories, Inc.*	49,200	1,706,748
Hospira, Inc.*	28,920	1,081,319
Johnson & Johnson	502,871	33,169,371
Merck & Co., Inc.	563,704	21,646,227
Mylan, Inc.*	76,300	1,789,235
Perrigo Co.(a)	15,700	1,621,967
Pfizer, Inc.	1,397,073	31,657,674
Watson Pharmaceuticals, Inc.*	23,300	1,562,498

		135,724,098

Professional Services — 0.1%
Dun & Bradstreet Corp. (The)(a)	7,700	652,421
Equifax, Inc.	22,800	1,009,128
Robert Half International, Inc.	23,100	699,930

		2,361,479

Real Estate Investment Trusts — 1.9%
American Tower Corp.	72,500	4,568,950
Apartment Investment & Management Co. (Class A Stock)	21,974	580,333
AvalonBay Communities, Inc.	16,318	2,306,549
Boston Properties, Inc.(a)	28,100	2,950,219
Equity Residential	52,700	3,300,074
HCP, Inc.	72,500	2,860,850

Health Care REIT, Inc. (a)	35,300	1,940,088
Host Hotels & Resorts, Inc.	123,726	2,031,581
Kimco Realty Corp.(a)	76,400	1,471,464
Plum Creek Timber Co., Inc.	25,900	1,076,404
ProLogis, Inc.(a)	81,228	2,925,833
Public Storage	27,100	3,744,407
Simon Property Group, Inc.	56,201	8,187,362
Ventas, Inc.	51,204	2,923,749
Vornado Realty Trust	33,257	2,800,239
Weyerhaeuser Co.(a)	99,310	2,176,875

		45,844,977

Real Estate Management & Development
CBRE Group, Inc. (Class A Stock)*(a)	53,500	1,067,860

Road & Rail — 0.8%
CSX Corp.	199,772	4,299,093
Norfolk Southern Corp.	63,000	4,147,290
Ryder System, Inc.	10,700	564,960
Union Pacific Corp.	90,300	9,705,444

		18,716,787

Semiconductors & Semiconductor Equipment — 2.4%
Advanced Micro Devices, Inc.*(a)	102,600	822,852
Altera Corp.	57,500	2,289,650
Analog Devices, Inc.	56,000	2,262,400
Applied Materials, Inc.	243,400	3,027,896
Broadcom Corp. (Class A Stock)	84,750	3,330,675
First Solar, Inc.*(a)	8,600	215,430
Intel Corp.	927,000	26,057,970
KLA-Tencor Corp.	32,000	1,741,440
Linear Technology Corp.	43,500	1,465,950
LSI Corp.*	108,400	940,912
Microchip Technology, Inc.(a)	30,500	1,134,600
Micron Technology, Inc.*	160,300	1,298,430
Novellus Systems, Inc.*	14,000	698,740
NVIDIA Corp.*	108,250	1,665,968
Teradyne, Inc.*(a)	32,200	543,858
Texas Instruments, Inc.	212,700	7,148,847
Xilinx, Inc.	44,000	1,602,920

		56,248,538

Software — 3.7%
Adobe Systems, Inc.*	92,100	3,159,951
Autodesk, Inc.*	41,400	1,752,048
BMC Software, Inc.*	32,700	1,313,232
CA, Inc.(a)	72,173	1,989,088
Citrix Systems, Inc.*	35,400	2,793,414
Electronic Arts, Inc.*	56,900	937,712
Intuit, Inc.	56,500	3,397,345
Microsoft Corp.	1,377,200	44,414,700
Oracle Corp.	729,520	21,272,803
Red Hat, Inc.*	35,600	2,132,084
Salesforce.com, Inc.*(a)	23,600	3,646,436
Symantec Corp.*	137,611	2,573,326

		89,382,139

Specialty Retail — 2.1%
Abercrombie & Fitch Co. (Class A Stock)	15,000	744,150
AutoNation, Inc.*	9,689	332,430
AutoZone, Inc.*	5,000	1,859,000
Bed Bath & Beyond, Inc.*	44,900	2,953,073
Best Buy Co., Inc.(a)	55,525	1,314,832
CarMax, Inc.*(a)	40,000	1,386,000
GameStop Corp. (Class A Stock)(a)	26,800	585,312
Gap, Inc. (The)	61,887	1,617,726
Home Depot, Inc. (The)	287,619	14,470,112
Limited Brands, Inc.(a)	44,796	2,150,208
Lowe’s Cos., Inc.	234,700	7,364,886
O’Reilly Automotive, Inc.*	24,500	2,238,075
Ross Stores, Inc.	43,800	2,544,780
Staples, Inc.	133,000	2,151,940
Tiffany & Co.	20,900	1,444,817

TJX Cos., Inc.	144,800	5,750,008
Urban Outfitters, Inc.*(a)	19,000	553,090

		49,460,439

Textiles, Apparel & Luxury Goods — 0.7%
Coach, Inc.	55,000	4,250,400
NIKE, Inc. (Class B Stock)	67,300	7,298,012
Ralph Lauren Corp.	12,400	2,161,692
VF Corp.	15,536	2,267,945

		15,978,049

Thrifts & Mortgage Finance — 0.1%
Hudson City Bancorp, Inc.	101,300	740,503
People’s United Financial, Inc.	64,900	859,276

		1,599,779

Tobacco — 1.9%
Altria Group, Inc.	376,600	11,625,642
Lorillard, Inc.	24,331	3,150,378
Philip Morris International, Inc.	317,300	28,115,953
Reynolds American, Inc.	63,100	2,614,864

		45,506,837

Trading Companies & Distributors — 0.2%
Fastenal Co.(a)	54,500	2,948,450
W.W. Grainger, Inc.	11,000	2,362,910

		5,311,360

Wireless Telecommunication Services — 0.2%
Crown Castle International Corp.*	41,100	2,192,274
MetroPCS Communications, Inc.*	47,100	424,842
Sprint Nextel Corp.*	579,622	1,651,923

		4,269,039

TOTAL LONG-TERM INVESTMENTS (cost $1,167,664,495)		2,344,039,597

SHORT-TERM INVESTMENTS — 8.0%
Affiliated Money Market Mutual Fund — 7.9%
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $188,937,428; includes $148,760,112 of cash collateral received for securities on loan)(b)(c)	188,937,428	188,937,428

	Principal Amount (000)
U.S Government Obligation — 0.1%
U.S. Treasury Bill, 0.06%, 06/28/2012(d)(e) (cost $3,499,508)	$ 3,500	3,499,409

TOTAL SHORT-TERM INVESTMENTS (cost $192,436,936)		192,436,837

TOTAL INVESTMENTS — 106.1% (cost $1,360,101,431)		2,536,476,434

LIABILITIES IN EXCESS OF OTHER ASSETS(f) — (6.1)%		(146,147,043)

NET ASSETS — 100.0%		$2,390,329,391

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $145,351,932; cash collateral of $148,760,112 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

(d)	Rate quoted represents yield-to-maturity as of purchase date.
(e)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(f)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Open futures contracts outstanding at March 31, 2012:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2012	Unrealized Appreciation(1)
	Long Position:
132	S&P 500 Index	Jun. 2012	$45,684,715	$46,305,600	$620,885

(1)	Amount represents the fair value of derivative instruments subject to equity contracts risk exposure as of March 31, 2012.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally for securities actively traded on a regulated securities exchange and for open-end mutual funds which trade at daily net asset value.

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$2,344,039,597	$—	$—
Affiliated Money Market Mutual Fund	188,937,428	—	—
U.S. Government Obligation	—	3,499,409	—
Other Financial Instruments*
Futures	620,885	—	—

Total	$2,533,597,910	$3,499,409	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

Value Portfolio

Schedule of Investments

as of March 31, 2012 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.5%
COMMON STOCKS
Aerospace & Defense — 1.4%
Boeing Co. (The)	153,198	$11,393,335
United Technologies Corp.	84,002	6,967,126

		18,360,461

Airlines — 1.7%
Delta Air Lines, Inc.*	355,249	3,520,518
United Continental Holdings, Inc.*(a)	930,334	20,002,181

		23,522,699

Auto Components — 2.3%
Lear Corp.	660,497	30,706,506

Automobiles — 0.8%
General Motors Co.*(a)	434,890	11,154,929

Capital Markets — 3.5%
Goldman Sachs Group, Inc. (The)	198,928	24,740,675
Morgan Stanley	1,161,172	22,805,418

		47,546,093

Chemicals — 1.4%
Mosaic Co. (The)	330,731	18,286,117

Commercial Banks — 4.4%
PNC Financial Services Group, Inc.	331,046	21,349,156
Wells Fargo & Co.	1,116,884	38,130,420

		59,479,576

Computers & Peripherals — 1.7%
Apple, Inc.*	38,295	22,956,704

Consumer Finance — 2.5%
American Express Co.	279,818	16,190,269
SLM Corp.	1,091,663	17,204,609

		33,394,878

Diversified Financial Services — 5.0%
Citigroup, Inc.	575,806	21,045,709
JPMorgan Chase & Co.	712,391	32,755,738
Moody’s Corp.(a)	323,814	13,632,570

		67,434,017

Electric Utilities — 1.6%
Exelon Corp.	559,056	21,920,586

Electronic Equipment & Instruments — 2.8%
Flextronics International Ltd.*	5,263,014	38,051,591

Energy Equipment & Services — 2.4%
Ensco PLC (United Kingdom), ADR	294,627	15,594,607
Halliburton Co.	517,291	17,168,888

		32,763,495

Food & Staples Retailing — 3.5%
CVS Caremark Corp.	630,724	28,256,435
Wal-Mart Stores, Inc.	320,866	19,636,999

		47,893,434

Food Products — 5.3%
Bunge Ltd.	357,745	24,484,068
Kraft Foods, Inc. (Class A Stock)	377,203	14,337,486
Smithfield Foods, Inc.*	848,508	18,692,631
Tyson Foods, Inc. (Class A Stock)	715,792	13,707,417

		71,221,602

Healthcare Providers & Services — 3.4%
CIGNA Corp.	328,255	16,166,559
HCA Holdings, Inc.	391,158	9,677,249
UnitedHealth Group, Inc.	347,747	20,496,208

		46,340,016

Hotels, Restaurants & Leisure — 1.6%
International Game Technology	1,252,145	21,023,515

Independent Power Producers & Energy Traders — 1.8%
Calpine Corp.*	1,424,982	24,523,940

Insurance — 4.8%
Arch Capital Group, Ltd.*	281,851	10,496,131
Axis Capital Holdings Ltd.	402,425	13,348,437
MetLife, Inc.	658,792	24,605,881
Travelers Cos., Inc. (The)	266,932	15,802,375

		64,252,824

Internet Software & Services — 1.9%
Google, Inc. (Class A Stock)*	39,277	25,185,984

Machinery — 1.7%
Ingersoll-Rand PLC(a)	554,858	22,943,378

Media — 10.7%
Comcast Corp. (Class A Stock)	1,621,407	48,658,424
Liberty Global, Inc., Ser. C*	1,017,644	48,734,971
News Corp. (Class A Stock)	910,799	17,933,632
Viacom, Inc. (Class B Stock)	598,688	28,413,733

		143,740,760

Metals & Mining — 3.5%
Freeport-McMoRan Copper & Gold, Inc.	319,984	12,172,191
Goldcorp, Inc.	305,032	13,744,742
Newmont Mining Corp.	414,941	21,274,025

		47,190,958

Oil, Gas & Consumable Fuels — 10.8%
Anadarko Petroleum Corp.	308,329	24,154,494
Hess Corp.	269,851	15,907,716
Marathon Oil Corp.	713,857	22,629,267
Marathon Petroleum Corp.	348,927	15,129,475
Noble Energy, Inc.	283,484	27,719,065
Occidental Petroleum Corp.	267,068	25,432,886
Suncor Energy, Inc.	458,309	14,986,704

		145,959,607

Pharmaceuticals — 6.2%
Mylan, Inc.*	1,447,264	33,938,341
Pfizer, Inc.	969,586	21,970,819
Sanofi (France), ADR(a)	396,368	15,359,260
Teva Pharmaceutical Industries Ltd. (Israel), ADR	286,903	12,927,849

		84,196,269

Road & Rail — 1.5%
Union Pacific Corp.	186,258	20,019,010

Semiconductors & Semiconductor Equipment — 2.5%
Marvell Technology Group Ltd.*	1,196,811	18,825,837
Maxim Integrated Products, Inc.(a)	497,922	14,235,590

		33,061,427

Software — 4.1%
CA, Inc.	1,244,688	34,303,601
Symantec Corp.*	1,132,467	21,177,133

		55,480,734

Specialty Retail — 1.6%
Staples, Inc.	1,301,116	21,052,057

Wireless Telecommunication Services — 3.1%
MetroPCS Communications, Inc.*	2,413,943	21,773,766
NII Holdings, Inc.*(a)	1,084,810	19,862,871

		41,636,637

TOTAL LONG-TERM INVESTMENTS (cost $1,112,945,947)		1,341,299,804

SHORT-TERM INVESTMENT — 6.4%

Affiliated Money Market Mutual Fund
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $86,460,938; includes $73,469,746 of cash collateral received for securities on loan)(b)(c)	86,460,938	86,460,938

TOTAL INVESTMENTS — 105.9% (cost $1,199,406,885)		1,427,760,742
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.9)%		(79,056,892)

NET ASSETS — 100.0%		$1,348,703,850

The following abbreviation is used in portfolio descriptions:

ADR    American Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $71,455,127; cash collateral of $73,469,746 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally for securities actively traded on a regulated securities exchange and for open-end mutual funds which trade at daily net asset value.

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$1,341,299,804	$—	$—
Affiliated Money Market Mutual Fund	86,460,938	—	—

Total	$1,427,760,742	$—	$—

Notes to Schedule of Investments (Unaudited)

Securities Valuation: The Series Fund holds portfolio securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors has delegated fair valuation responsibilities to the Manager through the adoption of Valuation Procedures for valuation of the Series Fund’s securities. Under the current Valuation Procedures, a Valuation Committee is established and responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures allow the Series Fund to utilize independent pricing vendor services, quotations from market makers and other valuation methods in events when market quotations are not readily available. A record of Valuation Committee’s actions is subject to review, approval and ratification by the Board at its next regularly scheduled quarterly meeting.

The valuation methodologies and significant inputs used in determining the fair value of securities and other assets classified as Level 1, Level 2 and Level 3 of the hierarchy are as follows:

Common stock, exchange-traded funds and financial derivative instruments (including futures contracts and certain options contracts on securities), that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via Nasdaq are valued at the Nasdaq official closing price. To the extent these securities are valued at the last sale price or Nasdaq official closing price, they are classified as Level 1 of the fair value hierarchy.

In the event there is no sale or official closing price on such day, these securities are valued at the mean between the last reported bid and asked prices, or at the last bid price in absence of an asked price. These securities are classified as Level 2 of the fair value hierarchy as these inputs are considered as significant other observable inputs to the valuation.

For common stocks traded on foreign securities exchanges, certain valuation adjustments will be applied when events occur after the close of the security’s foreign market and before the Series Fund’s normal pricing time. These securities are valued using pricing vendor services that provide adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such adjustment factors are classified as Level 2 of the fair value hierarchy.

Investments in open end, non exchange-traded mutual funds are valued at their net asset value as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 as these securities have the ability to be purchased or sold at their net asset value on the date of valuation.

Debt securities traded in the over-the-counter market are valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices usually after evaluating observable inputs including yield curves, prepayment speeds, credit, spreads, default rates, cash flows as well as broker/dealer quotations and reported trades. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

The Money Market Portfolio values all of its securities of sufficient credit quality at amortized cost, which approximates fair value. The other Portfolios value short-term debt securities of sufficient credit quality which mature in 60 days or less at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost at the time of purchase and thereafter assumes a constant amortization to maturity of the difference between the principal amount due at maturity and cost. These securities are categorized as level 2 of the fair value hierarchy.

Over the counter derivatives are usually valued using pricing vendor services, which derive the valuation based on underlying asset prices, indices, spreads, and other inputs. These instruments are categorized as level 2 of the fair value hierarchy.

Securities and other assets that cannot be priced using the methods described above are valued with pricing methodologies approved by the Valuation Committee. Where there are unobservable inputs used when determining such valuation, the securities will be classified as Level 3 of the fair value hierarchy.

Repurchase Agreements: In connection with transactions in repurchase agreements with United States financial institutions, it is the Portfolio’s policy that its custodian or designated subcustodians, as the case may be, under triparty repurchase agreements, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked to market on a daily basis to ensure the adequacy of the collateral. If the seller defaults or the value of the collateral declines, or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may by delayed or limited.

Certain Portfolios invest in the Prudential Core Short-Term Bond Fund, pursuant to an exemptive order received from the Securities and Exchange Commission, and in the Prudential Core Taxable Money Market Fund, each a portfolio of the Prudential Investment Portfolios 2 registered under the Investment Company Act of 1940, as amended, and managed by Prudential Investments LLC.

With respect to the Portfolios, book cost of assets differs from tax cost of assets as a result of each Portfolio’s adoption of a mark-to market method of accounting for tax purposes. Under this method, tax cost of assets will approximate fair market value.

Other information regarding the Series Fund is available in the Series Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Prudential Series Fund

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date May 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Robert F. O’Donnell
Robert F. O’Donnell
President and Principal Executive Officer

Date May 23, 2012

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date May 23, 2012

*	Print the name and title of each signing officer under his or her signature.